UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Bond Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXCOX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Institutional Class/MXCOX)	$ 14	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you
should
pay attention to.
Fund net assets	$ 4,282M
Total number of portfolio holdings	2,413
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	12%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.05 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	0.97%
United States Treasury Note/Bond 0.75%	0.91%
United States Treasury Note/Bond 0.88%	0.89%
United States Treasury Note/Bond 0.63%	0.84%
United States Treasury Note/Bond 2.38%	0.83%
United States Treasury Note/Bond 1.50%	0.83%
United States Treasury Note/Bond 3.88%	0.81%
United States Treasury Note/Bond 1.00%	0.79%
United States Treasury Note/Bond 4.88%	0.78%
United States Treasury Note/Bond 3.75%	0.76%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material
Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Bond Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXBIX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Investor Class/MXBIX)	$ 50	0.49%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 4,282M
Total number of portfolio holdings	2,413
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	12%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.05 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	0.97%
United States Treasury Note/Bond 0.75%	0.91%
United States Treasury Note/Bond 0.88%	0.89%
United States Treasury Note/Bond 0.63%	0.84%
United States Treasury Note/Bond 2.38%	0.83%
United States Treasury Note/Bond 1.50%	0.83%
United States Treasury Note/Bond 3.88%	0.81%
United States Treasury Note/Bond 1.00%	0.79%
United States Treasury Note/Bond 4.88%	0.78%
United States Treasury Note/Bond 3.75%	0.76%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material
Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXIUX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Institutional Class/MXIUX)	$ 36	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 622M
Total number of portfolio holdings	1,427
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	81%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.99 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 6.00%	4.26%
U.S. Treasury Bills 4.25%	2.64%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Uniform Mortgage-Backed Security 5.50%	1.62%
United States Treasury Note/Bond 1.50%	1.58%
U.S. Treasury Bills 4.14%	1.38%
United States Treasury Note/Bond 4.63%	1.34%
United States Treasury Note/Bond 4.13%	1.30%
Federal National Mortgage Association 2.50%	1.25%
United States Treasury Note/Bond 4.25%	1.07%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund
during
the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Core Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXFDX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Investor Class/MXFDX)	$ 71	0.70%
Key Fund Statistics
The following table outlines key fund statistics
that
you should pay attention to.
Fund net assets	$ 622M
Total number of portfolio holdings	1,427
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	81%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.99 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 6.00%	4.26%
U.S. Treasury Bills 4.25%	2.64%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Uniform Mortgage-Backed Security 5.50%	1.62%
United States Treasury Note/Bond 1.50%	1.58%
U.S. Treasury Bills 4.14%	1.38%
United States Treasury Note/Bond 4.63%	1.34%
United States Treasury Note/Bond 4.13%	1.30%
Federal National Mortgage Association 2.50%	1.25%
United States Treasury Note/Bond 4.25%	1.07%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Global Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXZMX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Institutional Class/MXZMX)	$ 67	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 558M
Total number of portfolio holdings	867
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	82%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	6.95 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.13%	2.53%
United States Treasury Note/Bond 3.88%	2.24%
Colombian TES 6.00%	1.90%
Petroleos Mexicanos 4.75%	1.67%
United States Treasury Note/Bond 3.88%	1.64%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.00%	1.57%
United States Treasury Note/Bond 3.50%	1.57%
Japan Government Forty Year Bond 2.20%	1.56%
United Kingdom Gilt 4.38%	1.42%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting
us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Global Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXGBX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Investor Class/MXGBX)	$ 103	1.00%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 558M
Total number of portfolio holdings	867
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	82%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	6.95 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.13%	2.53%
United States Treasury Note/Bond 3.88%	2.24%
Colombian TES 6.00%	1.90%
Petroleos Mexicanos 4.75%	1.67%
United States Treasury Note/Bond 3.88%	1.64%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.00%	1.57%
United States Treasury Note/Bond 3.50%	1.57%
Japan Government Forty Year Bond 2.20%	1.56%
United Kingdom Gilt 4.38%	1.42%
GEOGRAPHICAL ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting
period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower High Yield Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXFRX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Institutional Class/MXFRX)	$ 65	0.63%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 693M
Total number of portfolio holdings	511
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	29%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.40 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.94%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.70%
Tenet Healthcare Corp 6.13%	0.62%
MicroStrategy Inc	0.61%
Expand Energy Corp 6.75%	0.60%
DaVita Inc 6.88%	0.59%
Opal Bidco SAS 6.50%	0.57%
Boeing Co	0.56%
Ford Motor Credit Co LLC 4.00%	0.55%
Kedrion SpA 6.50%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with
Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower High Yield Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXHYX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Investor Class/MXHYX)	$ 100	0.98%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 693M
Total number of portfolio holdings	511
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	29%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.40 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.94%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.70%
Tenet Healthcare Corp 6.13%	0.62%
MicroStrategy Inc	0.61%
Expand Energy Corp 6.75%	0.60%
DaVita Inc 6.88%	0.59%
Opal Bidco SAS 6.50%	0.57%
Boeing Co	0.56%
Ford Motor Credit Co LLC 4.00%	0.55%
Kedrion SpA 6.50%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material
Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXIOX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	$ 36	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 437M
Total number of portfolio holdings	297
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	63%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.53 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	14.81%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.24%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	6.09%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	4.01%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	3.38%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.94%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.09%
Cathedral Lake VI Ltd 5.79%	0.82%
Apidos XII 5.34%	0.69%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material
Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Inflation-Protected Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXIHX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	$ 72	0.70%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 437M
Total number of portfolio holdings	297
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	63%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.53 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	14.81%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.24%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	6.09%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	4.01%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	3.38%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.94%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.09%
Cathedral Lake VI Ltd 5.79%	0.82%
Apidos XII 5.34%	0.69%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to
the
Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Multi-Sector Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXUGX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	$ 56	0.55%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,214M
Total number of portfolio holdings	1,630
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period	40%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.36 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.04%
United States Treasury Note/Bond 4.00%	3.00%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.89%
United States Treasury Note/Bond 4.00%	0.98%
U.S. Treasury Bills 4.16%	0.98%
United States Treasury Note/Bond 4.00%	0.97%
EchoStar Corp 10.75%	0.69%
U.S. Treasury Bills 4.23%	0.61%
Federal Home Loan Mortgage Corp 6.00%	0.51%
United States Treasury Note/Bond 4.50%	0.46%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the
Fund
during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Multi-Sector Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLMX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	$ 92	0.90%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,214M
Total number of portfolio holdings	1,630
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period	40%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.36 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.04%
United States Treasury Note/Bond 4.00%	3.00%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.89%
United States Treasury Note/Bond 4.00%	0.98%
U.S. Treasury Bills 4.16%	0.98%
United States Treasury Note/Bond 4.00%	0.97%
EchoStar Corp 10.75%	0.69%
U.S. Treasury Bills 4.23%	0.61%
Federal Home Loan Mortgage Corp 6.00%	0.51%
United States Treasury Note/Bond 4.50%	0.46%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Short Duration Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXXJX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	$ 24	0.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 473M
Total number of portfolio holdings	422
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	34%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.70 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	6.13%
Federal Home Loan Bank 4.32%	4.27%
Bank of America Corp 6.20%	1.30%
Ally Financial Inc 5.75%	1.11%
Boeing Co 2.75%	0.92%
Sprint Capital Corp 6.88%	0.84%
Athene Global Funding 1.73%	0.76%
Targa Resources Corp	0.75%
Banco Santander SA 1.72%	0.75%
Morgan Stanley 3.95%	0.74%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Short Duration Bond Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXSDX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Investor Class/MXSDX)	$ 60	0.59%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 473M
Total number of portfolio holdings	422
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	34%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.70 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	6.12%
Federal Home Loan Bank 4.32%	4.27%
Bank of America Corp 6.20%	1.30%
Ally Financial Inc 5.75%	1.11%
Boeing Co 2.75%	0.92%
Sprint Capital Corp 6.88%	0.84%
Athene Global Funding 1.73%	0.76%
Targa Resources Corp	0.75%
Banco Santander SA 1.72%	0.75%
Morgan Stanley 3.95%	0.74%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower U.S. Government Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXDQX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	$ 24	0.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 557M
Total number of portfolio holdings	278
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	54%
Average Credit Quality	Aa1
Weighted Average Maturity	15 years
Effective Duration	5.86 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.25%	7.24%
United States Treasury Note/Bond 4.13%	5.44%
United States Treasury Note/Bond 4.25%	4.49%
United States Treasury Note/Bond 4.75%	4.00%
United States Treasury Note/Bond 4.50%	3.56%
United States Treasury Note/Bond 4.00%	3.21%
United States Treasury Note/Bond 4.13%	3.10%
United States Treasury Note/Bond 3.38%	2.63%
United States Treasury Note/Bond 4.63%	2.38%
United States Treasury Note/Bond 4.13%	1.51%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual
mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower U.S. Government Securities Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXGMX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	$ 60	0.59%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 557M
Total number of portfolio holdings	278
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	54%
Average Credit Quality	Aa1
Weighted Average Maturity	15 years
Effective Duration	5.86 years
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.25%	7.24%
United States Treasury Note/Bond 4.13%	5.44%
United States Treasury Note/Bond 4.25%	4.49%
United States Treasury Note/Bond 4.75%	4.00%
United States Treasury Note/Bond 4.50%	3.56%
United States Treasury Note/Bond 4.00%	3.21%
United States Treasury Note/Bond 4.13%	3.10%
United States Treasury Note/Bond 3.38%	2.63%
United States Treasury Note/Bond 4.63%	2.38%
United States Treasury Note/Bond 4.13%	1.51%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Material Fund Changes
There were no material
changes
to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Bond Index Fund	Empower Core Bond Fund
Institutional Class Ticker / MXCOX	Institutional Class Ticker / MXIUX
Investor Class Ticker / MXBIX	Investor Class Ticker / MXFDX
Empower Global Bond Fund	Empower High Yield Bond Fund
Institutional Class Ticker / MXZMX	Institutional Class Ticker / MXFRX
Investor Class Ticker / MXGBX	Investor Class Ticker / MXHYX
Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
Institutional Class Ticker / MXIOX	Institutional Class Ticker / MXUGX
Investor Class Ticker / MXIHX	Investor Class Ticker / MXLMX
Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
Institutional Class Ticker / MXXJX	Institutional Class Ticker / MXDQX
Investor Class Ticker / MXSDX	Investor Class Ticker / MXGMX
(the "Fund(s)")
Semi-Annual Report
June 30, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.29%
$ 550,000	American Express Credit Account Master Trust Series 2022-3 Class A 3.75%, 08/15/2027	$ 549,455
1,000,000	BA Credit Card Trust Series 2022-A2 Class A2 5.00%, 04/15/2028	1,001,896
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	488,337
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	924,254
2,000,000	CNH Equipment Trust Series 2022-B Class A4 3.91%, 03/15/2028	1,988,949
1,100,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	1,098,995
1,100,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	1,093,397
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	994,528
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,201,921
1,100,000	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	1,090,598
1,858,000	World Omni Auto Receivables Trust Series 2024-A Class A3 4.86%, 03/15/2029	1,868,215
TOTAL ASSET-BACKED SECURITIES — 0.29% (Cost $12,220,175)		$12,300,545
CORPORATE BONDS AND NOTES
Basic Materials — 0.60%
1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	1,008,046
1,000,000	Albemarle Corp(a) 5.05%, 06/01/2032	962,031
	BHP Billiton Finance USA Ltd
1,000,000	5.30%, 02/21/2035	1,020,824
1,000,000	5.00%, 09/30/2043	947,644
1,000,000	Cabot Corp 5.00%, 06/30/2032	998,169
	CF Industries Inc
175,000	5.15%, 03/15/2034	174,277
Principal Amount		Fair Value
Basic Materials — (continued)
$ 1,000,000	4.95%, 06/01/2043	$ 889,017
	Dow Chemical Co
1,200,000	4.80%, 11/30/2028	1,216,477
1,300,000	3.60%, 11/15/2050	878,257
1,200,000	DuPont de Nemours Inc 5.42%, 11/15/2048	1,208,442
900,000	Eastman Chemical Co 4.65%, 10/15/2044	761,626
	Ecolab Inc
500,000	4.30%, 06/15/2028	503,483
1,000,000	2.70%, 12/15/2051	613,483
2,000,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	1,979,325
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	890,953
250,000	Mosaic Co 5.45%, 11/15/2033	255,712
500,000	Newmont Corp 2.80%, 10/01/2029	473,072
1,200,000	Newmont Corp / Newcrest Finance Pty Ltd 5.35%, 03/15/2034	1,230,999
1,000,000	Nucor Corp 4.65%, 06/01/2030	1,007,916
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	1,014,152
1,000,000	4.13%, 03/15/2035	910,291
	Rio Tinto Finance USA PLC
1,055,000	4.88%, 03/14/2030	1,075,175
1,000,000	5.00%, 03/09/2033	1,014,154
1,000,000	5.25%, 03/14/2035	1,017,485
1,400,000	Sherwin-Williams Co 4.80%, 09/01/2031	1,415,005
500,000	Southern Copper Corp 5.25%, 11/08/2042	464,600
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	951,269
1,175,000	Westlake Corp 3.13%, 08/15/2051	724,564
		25,606,448
Communications — 1.92%
1,000,000	Alibaba Group Holding Ltd(a)(b) 4.88%, 05/26/2030	1,020,889
	Alphabet Inc
175,000	1.90%, 08/15/2040	117,532
800,000	5.25%, 05/15/2055	787,895
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,967,421
1,675,000	2.10%, 05/12/2031	1,487,180
2,500,000	2.50%, 06/03/2050	1,502,522
1,675,000	3.10%, 05/12/2051	1,129,179
175,000	3.25%, 05/12/2061	113,867
750,000	America Movil SAB de CV 2.88%, 05/07/2030	693,295
	AT&T Inc
175,000	2.30%, 06/01/2027	168,730
1,800,000	4.30%, 02/15/2030	1,794,144

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 2,000,000	2.75%, 06/01/2031	$ 1,813,409
1,600,000	2.55%, 12/01/2033	1,339,050
500,000	5.40%, 02/15/2034	514,261
175,000	4.50%, 05/15/2035	166,756
800,000	4.35%, 06/15/2045	663,222
1,500,000	4.50%, 03/09/2048	1,248,348
3,222,000	3.30%, 02/01/2052	2,130,139
2,134,000	3.50%, 09/15/2053	1,444,414
	Charter Communications Operating LLC / Charter Communications Operating Capital
800,000	6.10%, 06/01/2029	837,555
800,000	6.55%, 06/01/2034	853,566
1,800,000	3.50%, 03/01/2042	1,283,487
3,000,000	5.38%, 05/01/2047	2,603,731
	Cisco Systems Inc
1,000,000	4.55%, 02/24/2028	1,013,220
1,600,000	4.95%, 02/26/2031	1,645,859
1,000,000	5.10%, 02/24/2035	1,023,605
600,000	5.30%, 02/26/2054	581,862
	Comcast Corp
1,000,000	5.10%, 06/01/2029	1,031,981
2,000,000	1.95%, 01/15/2031	1,753,131
2,000,000	4.80%, 05/15/2033	1,996,040
4,500,000	3.40%, 07/15/2046	3,204,010
175,000	2.80%, 01/15/2051	104,932
1,586,000	2.89%, 11/01/2051	965,203
1,388,000	2.94%, 11/01/2056	814,966
175,000	2.99%, 11/01/2063	98,401
400,000	5.50%, 05/15/2064	372,515
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	755,574
2,200,000	Discovery Communications LLC 3.63%, 05/15/2030	1,781,340
1,000,000	eBay Inc 2.60%, 05/10/2031	896,538
500,000	Fox Corp 5.48%, 01/25/2039	489,361
300,000	Grupo Televisa SAB(a) 5.00%, 05/13/2045	215,126
	Meta Platforms Inc
1,000,000	4.30%, 08/15/2029	1,009,117
1,000,000	4.75%, 08/15/2034	1,004,680
500,000	4.45%, 08/15/2052	421,554
1,200,000	5.40%, 08/15/2054	1,170,290
200,000	5.55%, 08/15/2064	195,447
	Motorola Solutions Inc
900,000	2.75%, 05/24/2031	806,898
485,000	5.20%, 08/15/2032	493,104
800,000	5.40%, 04/15/2034	815,883
	Netflix Inc
1,000,000	4.88%, 06/15/2030(b)	1,023,172
225,000	4.90%, 08/15/2034	229,359
1,200,000	Omnicom Group Inc(a) 2.45%, 04/30/2030	1,093,052
	Paramount Global
1,000,000	4.20%, 05/19/2032	912,699
Principal Amount		Fair Value
Communications — (continued)
$ 800,000	4.95%, 05/19/2050	$ 612,040
	Rogers Communications Inc
1,000,000	5.30%, 02/15/2034	1,001,062
1,700,000	4.50%, 03/15/2042	1,448,606
1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,039,565
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	597,362
	T-Mobile USA Inc
1,000,000	4.80%, 07/15/2028	1,013,401
1,600,000	3.88%, 04/15/2030	1,553,949
900,000	5.20%, 01/15/2033	916,790
2,500,000	4.38%, 04/15/2040	2,215,220
1,675,000	3.40%, 10/15/2052	1,118,867
800,000	5.88%, 11/15/2055	799,670
175,000	3.60%, 11/15/2060	116,689
1,500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,282,214
800,000	Uber Technologies Inc 4.80%, 09/15/2034	785,789
	Verizon Communications Inc
1,110,000	2.10%, 03/22/2028	1,051,713
1,000,000	1.75%, 01/20/2031	861,678
1,675,000	2.55%, 03/21/2031	1,502,288
3,500,000	2.85%, 09/03/2041	2,479,361
1,250,000	3.85%, 11/01/2042	997,522
1,175,000	3.55%, 03/22/2051	840,099
1,675,000	2.99%, 10/30/2056	1,008,104
175,000	3.70%, 03/22/2061	120,778
	Vodafone Group PLC
500,000	5.00%, 05/30/2038	482,766
1,500,000	4.25%, 09/17/2050	1,169,136
	Walt Disney Co
2,500,000	2.20%, 01/13/2028	2,397,477
1,500,000	2.65%, 01/13/2031	1,382,840
		82,394,497
Consumer, Cyclical — 1.49%
	American Honda Finance Corp
1,200,000	4.55%, 03/03/2028	1,206,226
1,000,000	4.90%, 03/13/2029	1,015,282
800,000	4.85%, 10/23/2031	802,155
1,000,000	Aptiv Swiss Holdings Ltd 3.10%, 12/01/2051	601,018
175,000	AutoNation Inc 2.40%, 08/01/2031	150,583
500,000	AutoZone Inc 5.40%, 07/15/2034	511,962
175,000	Brunswick Corp 2.40%, 08/18/2031	148,814
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,283,237
1,000,000	Cummins Inc 5.15%, 02/20/2034	1,019,842
600,000	Delta Air Lines Inc 4.95%, 07/10/2028	603,427
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	1,019,739

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 500,000	3.50%, 04/03/2030	$ 474,557
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	882,682
	DR Horton Inc
1,000,000	1.40%, 10/15/2027	940,249
850,000	5.50%, 10/15/2035	865,517
2,000,000	Ford Motor Co(a) 6.10%, 08/19/2032	1,997,191
	Ford Motor Credit Co LLC
1,000,000	5.80%, 03/05/2027	1,007,889
1,900,000	5.85%, 05/17/2027	1,914,460
1,600,000	6.13%, 03/08/2034	1,557,525
	General Motors Co
400,000	6.25%, 10/02/2043	392,351
1,500,000	5.20%, 04/01/2045	1,285,305
	General Motors Financial Co Inc
2,000,000	2.70%, 08/20/2027	1,921,074
1,000,000	5.05%, 04/04/2028	1,007,581
1,000,000	4.90%, 10/06/2029	998,283
1,000,000	5.75%, 02/08/2031	1,027,523
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	996,864
1,500,000	1.88%, 09/15/2031	1,291,266
1,000,000	4.50%, 09/15/2032	1,004,769
1,000,000	4.95%, 06/25/2034	1,012,048
1,300,000	4.88%, 02/15/2044	1,200,429
1,500,000	3.63%, 04/15/2052	1,091,815
	Hyatt Hotels Corp
360,000	5.25%, 06/30/2029	366,223
800,000	5.75%, 03/30/2032	821,293
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,953,381
1,200,000	5.00%, 04/15/2033	1,212,648
1,000,000	2.80%, 09/15/2041	698,618
1,000,000	4.45%, 04/01/2062	775,995
1,400,000	Marriott International Inc 5.50%, 04/15/2037	1,400,232
	McDonald's Corp
1,000,000	5.00%, 05/17/2029	1,027,239
1,500,000	4.95%, 03/03/2035	1,499,117
1,000,000	5.15%, 09/09/2052	915,718
500,000	Mercedes-Benz Finance North America LLC(b) 5.10%, 08/03/2028	508,754
1,000,000	Nike Inc 2.85%, 03/27/2030	942,058
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	992,940
600,000	PACCAR Financial Corp 4.45%, 08/06/2027	606,934
1,000,000	PVH Corp 5.50%, 06/13/2030	1,007,159
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,360,217
700,000	5.00%, 02/15/2034	704,529
600,000	4.45%, 08/15/2049	490,667
	Tapestry Inc
370,000	5.10%, 03/11/2030	374,814
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 225,000	5.50%, 03/11/2035	$ 225,871
	Target Corp
525,000	4.35%, 06/15/2028	528,156
1,500,000	3.38%, 04/15/2029	1,458,743
1,000,000	2.95%, 01/15/2052	632,990
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	923,770
	Toyota Motor Credit Corp
2,200,000	4.50%, 05/14/2027	2,215,300
1,000,000	4.45%, 06/29/2029	1,006,753
1,000,000	4.80%, 05/15/2030	1,015,950
1,000,000	5.10%, 03/21/2031	1,027,168
955,314	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	974,427
	Walmart Inc
1,500,000	1.50%, 09/22/2028	1,390,369
1,000,000	4.10%, 04/15/2033	976,774
260,000	4.90%, 04/28/2035	263,338
1,200,000	4.05%, 06/29/2048	993,365
	Warnermedia Holdings Inc
1,000,000	5.05%, 03/15/2042	589,400
196,000	5.14%, 03/15/2052	136,710
600,000	WW Grainger Inc 4.45%, 09/15/2034	585,270
		63,834,553
Consumer, Non-Cyclical — 4.31%
2,500,000	Abbott Laboratories 1.40%, 06/30/2030	2,200,087
	AbbVie Inc
1,000,000	2.95%, 11/21/2026	983,427
1,200,000	4.80%, 03/15/2027	1,211,543
1,500,000	4.88%, 03/15/2030	1,536,000
2,500,000	4.50%, 05/14/2035	2,415,381
2,000,000	4.88%, 11/14/2048	1,810,795
1,175,000	4.25%, 11/21/2049	967,978
500,000	Aetna Inc 3.88%, 08/15/2047	363,955
1,500,000	Altria Group Inc 3.70%, 02/04/2051	1,038,082
	Amgen Inc
1,800,000	5.15%, 03/02/2028	1,839,171
175,000	1.65%, 08/15/2028	161,761
600,000	2.00%, 01/15/2032	511,654
3,400,000	2.80%, 08/15/2041	2,456,607
1,675,000	3.00%, 01/15/2052	1,075,430
1,892,000	2.77%, 09/01/2053	1,122,005
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,100,000	4.70%, 02/01/2036	4,000,574
2,000,000	4.90%, 02/01/2046	1,833,281
1,200,000	Anheuser-Busch InBev Worldwide Inc 4.44%, 10/06/2048	1,020,449
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	902,723

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	$ 1,021,177
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,302,214
1,000,000	4.00%, 09/18/2042	847,317
600,000	Automatic Data Processing Inc 4.75%, 05/08/2032	608,618
1,000,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	996,642
	BAT Capital Corp
1,000,000	4.91%, 04/02/2030	1,013,412
1,000,000	4.74%, 03/16/2032	994,196
1,500,000	5.65%, 03/16/2052	1,397,612
	Baxter International Inc
1,000,000	2.54%, 02/01/2032	871,585
1,000,000	3.13%, 12/01/2051	638,628
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	493,980
1,000,000	4.30%, 08/22/2032	970,135
500,000	4.67%, 06/06/2047	428,791
2,000,000	Biogen Inc 3.15%, 05/01/2050	1,260,455
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	925,772
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	937,109
1,500,000	1.45%, 11/13/2030	1,297,911
1,000,000	4.13%, 06/15/2039	889,900
500,000	5.50%, 02/22/2044	495,711
1,500,000	4.35%, 11/15/2047	1,248,802
1,200,000	5.55%, 02/22/2054	1,170,708
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	452,603
1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	815,751
	Cencora Inc
500,000	2.80%, 05/15/2030	464,309
800,000	5.15%, 02/15/2035	806,788
2,500,000	Centene Corp 2.50%, 03/01/2031	2,152,467
	Cigna Group
500,000	2.40%, 03/15/2030	456,260
1,000,000	5.13%, 05/15/2031	1,028,620
750,000	4.80%, 08/15/2038	705,099
175,000	4.90%, 12/15/2048	152,782
1,000,000	5.60%, 02/15/2054	959,393
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	966,488
	Coca-Cola Co
1,500,000	2.00%, 03/05/2031	1,333,674
1,400,000	5.20%, 01/14/2055	1,340,259
1,000,000	Colgate-Palmolive Co 3.25%, 08/15/2032	928,125
500,000	Conagra Brands Inc 5.30%, 10/01/2026	505,021
1,000,000	Constellation Brands Inc 4.75%, 05/09/2032	993,041
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	CSL Finance PLC(b) 4.63%, 04/27/2042	$ 884,199
	CVS Health Corp
750,000	1.30%, 08/21/2027	703,142
1,000,000	5.13%, 02/21/2030	1,018,052
1,175,000	2.13%, 09/15/2031	1,005,115
2,200,000	4.78%, 03/25/2038	2,019,003
1,600,000	5.13%, 07/20/2045	1,416,983
1,000,000	6.05%, 06/01/2054	980,042
872,429	CVS Pass Through Trust 6.04%, 12/10/2028	884,739
1,000,000	Danaher Corp 2.80%, 12/10/2051	622,712
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,040,951
	Elevance Health Inc
1,000,000	2.88%, 09/15/2029	941,605
1,000,000	2.25%, 05/15/2030	902,740
800,000	5.20%, 02/15/2035	808,373
500,000	4.63%, 05/15/2042	438,590
500,000	6.10%, 10/15/2052	509,534
	Eli Lilly & Co
1,190,000	4.75%, 02/12/2030	1,220,079
1,000,000	4.70%, 02/27/2033	1,007,868
1,000,000	5.10%, 02/12/2035	1,024,965
1,000,000	2.25%, 05/15/2050	570,753
600,000	4.88%, 02/27/2053	549,818
800,000	5.60%, 02/12/2065	809,539
	Equifax Inc
500,000	5.10%, 06/01/2028	509,547
175,000	2.35%, 09/15/2031	152,618
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	921,767
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	1,030,275
1,000,000	5.91%, 11/22/2032	1,063,001
	General Mills Inc
1,000,000	4.20%, 04/17/2028	998,736
1,000,000	5.25%, 01/30/2035	1,004,672
	Gilead Sciences Inc
1,000,000	1.20%, 10/01/2027	938,870
2,175,000	2.60%, 10/01/2040	1,560,489
500,000	5.55%, 10/15/2053	493,578
1,200,000	GlaxoSmithKline Capital Inc 4.88%, 04/15/2035	1,198,907
	Global Payments Inc
1,100,000	5.40%, 08/15/2032	1,122,814
500,000	4.15%, 08/15/2049	369,040
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	935,581
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,965,058
1,000,000	2.38%, 07/15/2031	870,377
1,000,000	5.50%, 06/01/2033	1,023,811
675,000	3.50%, 07/15/2051	447,137
500,000	5.95%, 09/15/2054	485,929
1,200,000	Hormel Foods Corp 4.80%, 03/30/2027	1,212,224

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Humana Inc
$ 800,000	3.95%, 03/15/2027(a)	$ 797,023
800,000	5.75%, 04/15/2054	745,214
1,000,000	IQVIA Inc 6.25%, 02/01/2029	1,045,151
303,000	J M Smucker Co 2.13%, 03/15/2032	256,194
3,000,000	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b) 5.50%, 01/15/2036	3,004,410
1,000,000	JBS USA Holding Lux SARL/ JBS USA Food Co/ JBS Lux Co SARL 5.75%, 04/01/2033	1,027,920
770,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	797,705
	Johnson & Johnson
1,000,000	4.55%, 03/01/2028	1,016,941
800,000	4.90%, 06/01/2031	827,238
3,000,000	3.40%, 01/15/2038	2,588,950
1,000,000	Kellanova 5.25%, 03/01/2033	1,023,637
	Kenvue Inc
930,000	4.85%, 05/22/2032	941,186
1,000,000	5.10%, 03/22/2043	966,235
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	503,820
900,000	5.30%, 03/15/2034	921,192
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	939,737
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,936,069
1,200,000	4.88%, 10/01/2049	1,030,291
	Kroger Co
1,000,000	5.00%, 09/15/2034	992,848
400,000	5.50%, 09/15/2054	379,701
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	988,672
1,000,000	Massachusetts Institute of Technology 5.62%, 06/01/2055	1,030,335
	McCormick & Co Inc
1,000,000	4.95%, 04/15/2033	1,008,696
600,000	4.70%, 10/15/2034	581,888
800,000	McKesson Corp 4.95%, 05/30/2032	810,727
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	989,844
	Merck & Co Inc
500,000	1.45%, 06/24/2030	437,390
2,000,000	2.15%, 12/10/2031	1,745,652
1,000,000	4.90%, 05/17/2044	935,081
800,000	5.00%, 05/17/2053	735,451
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,392,839
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 600,000	Moody's Corp 5.00%, 08/05/2034	$ 606,364
	Novartis Capital Corp
1,000,000	3.80%, 09/18/2029	991,520
500,000	4.20%, 09/18/2034	481,900
500,000	4.70%, 09/18/2054	447,781
1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	1,415,602
	PepsiCo Inc
1,000,000	4.45%, 02/07/2028	1,012,405
1,000,000	3.90%, 07/18/2032	966,494
2,500,000	3.45%, 10/06/2046	1,854,238
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	1,017,297
1,500,000	4.00%, 12/15/2036	1,374,133
3,000,000	2.55%, 05/28/2040	2,153,076
	Pfizer Investment Enterprises Pte Ltd
1,000,000	4.45%, 05/19/2028	1,008,012
1,000,000	4.75%, 05/19/2033	996,994
600,000	5.30%, 05/19/2053	566,406
	Philip Morris International Inc
770,000	4.38%, 11/01/2027	773,499
1,600,000	2.10%, 05/01/2030	1,441,362
1,600,000	4.75%, 11/01/2031	1,611,783
1,000,000	5.25%, 02/13/2034	1,019,939
	Procter & Gamble Co
2,000,000	1.20%, 10/29/2030	1,726,278
800,000	4.55%, 10/24/2034	799,719
1,000,000	Quest Diagnostics Inc 4.60%, 12/15/2027	1,009,053
1,000,000	Revvity Inc 2.25%, 09/15/2031	856,194
	Royalty Pharma PLC
175,000	2.15%, 09/02/2031	150,352
800,000	3.30%, 09/02/2040(a)	602,485
1,000,000	S&P Global Inc 2.90%, 03/01/2032	909,112
	Stryker Corp
500,000	4.85%, 12/08/2028	509,620
1,000,000	4.63%, 03/15/2046	884,657
	Sysco Corp
1,000,000	3.25%, 07/15/2027	980,497
1,000,000	5.10%, 09/23/2030	1,024,526
1,000,000	4.45%, 03/15/2048	830,811
	Takeda Pharmaceutical Co Ltd
1,000,000	2.05%, 03/31/2030	895,599
800,000	5.65%, 07/05/2054	777,929
1,000,000	Takeda US Financing Inc 5.20%, 07/07/2035	1,000,106
	The Campbell's Company
500,000	2.38%, 04/24/2030	453,151
300,000	5.40%, 03/21/2034	304,675
500,000	4.75%, 03/23/2035	480,368
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	162,080
1,175,000	2.00%, 10/15/2031	1,024,587
2,409,000	2.80%, 10/15/2041	1,728,772

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Tyson Foods Inc(a) 5.70%, 03/15/2034	$ 1,035,242
	Unilever Capital Corp
1,000,000	4.88%, 09/08/2028	1,024,165
185,000	1.75%, 08/12/2031	159,764
1,175,000	2.63%, 08/12/2051	717,553
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,026,425
2,000,000	4.00%, 05/15/2029	1,977,310
1,000,000	5.15%, 07/15/2034	1,010,097
835,000	5.30%, 06/15/2035	851,051
1,500,000	3.50%, 08/15/2039	1,210,515
600,000	5.50%, 07/15/2044	584,395
1,000,000	4.20%, 01/15/2047	803,376
2,500,000	2.90%, 05/15/2050	1,555,623
1,000,000	5.63%, 07/15/2054	970,021
240,000	5.95%, 06/15/2055	243,737
385,000	5.75%, 07/15/2064	374,459
302,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	299,147
	Viatris Inc
175,000	2.70%, 06/22/2030	155,890
1,000,000	3.85%, 06/22/2040	738,592
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	898,710
500,000	5.60%, 11/16/2032	527,903
		184,396,879
Energy — 1.78%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	968,811
467,000	4.08%, 12/15/2047	364,508
	BP Capital Markets America Inc
1,000,000	5.02%, 11/17/2027	1,018,244
1,925,000	3.63%, 04/06/2030	1,867,533
800,000	5.23%, 11/17/2034	813,961
1,500,000	2.77%, 11/10/2050	915,241
1,000,000	3.00%, 03/17/2052	630,424
	Canadian Natural Resources Ltd
1,000,000	3.85%, 06/01/2027	990,047
520,000	5.00%, 12/15/2029(b)	524,686
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	863,981
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	504,687
175,000	2.74%, 12/31/2039	142,430
1,000,000	Cheniere Energy Partners LP 5.75%, 08/15/2034	1,026,970
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,346,895
43,000	Cimarex Energy Co 4.38%, 03/15/2029	40,606
Principal Amount		Fair Value
Energy — (continued)
	ConocoPhillips Co
$ 438,000	5.90%, 10/15/2032	$ 472,706
1,000,000	5.00%, 01/15/2035	999,269
1,175,000	3.76%, 03/15/2042	939,892
500,000	5.50%, 01/15/2055	474,409
	Coterra Energy Inc
509,000	4.38%, 03/15/2029	504,077
800,000	5.40%, 02/15/2035	791,899
1,000,000	Devon Energy Corp 5.60%, 07/15/2041	925,029
	Diamondback Energy Inc
1,000,000	3.50%, 12/01/2029	956,618
800,000	5.75%, 04/18/2054	742,578
1,200,000	Eastern Energy Gas Holdings LLC 5.80%, 01/15/2035	1,248,741
	Enbridge Inc
410,000	4.90%, 06/20/2030	414,106
1,000,000	5.63%, 04/05/2034	1,027,415
600,000	6.70%, 11/15/2053	648,903
	Energy Transfer LP
1,000,000	4.95%, 06/15/2028	1,014,852
345,000	5.20%, 04/01/2030	352,692
2,000,000	5.75%, 02/15/2033	2,075,988
1,000,000	5.70%, 04/01/2035	1,018,594
1,000,000	5.15%, 03/15/2045	881,176
800,000	5.35%, 05/15/2045	720,490
1,000,000	5.95%, 05/15/2054	951,297
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,405,781
1,000,000	4.60%, 01/15/2031	1,007,607
1,000,000	4.95%, 02/15/2035	996,518
664,000	4.85%, 08/15/2042	607,172
175,000	4.20%, 01/31/2050	138,694
1,000,000	5.55%, 02/16/2055	964,730
800,000	EOG Resources Inc 5.35%, 01/15/2036	811,300
500,000	EQT Corp 5.70%, 04/01/2028	514,309
	Equinor ASA
700,000	3.13%, 04/06/2030	668,046
1,000,000	4.25%, 11/23/2041	883,898
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	161,954
1,175,000	3.00%, 08/16/2039	915,045
2,421,000	3.45%, 04/15/2051	1,716,213
500,000	Halliburton Co 5.00%, 11/15/2045	442,384
500,000	Helmerich & Payne Inc(a)(b) 4.65%, 12/01/2027	495,383
1,000,000	Hess Corp 5.60%, 02/15/2041	992,957
175,000	Kinder Morgan Energy Partners LP 6.95%, 01/15/2038	194,055
	Kinder Morgan Inc
1,000,000	5.10%, 08/01/2029	1,020,395
500,000	2.00%, 02/15/2031	436,335
1,000,000	4.80%, 02/01/2033	983,831

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,200,000	5.95%, 08/01/2054	$ 1,177,655
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	415,872
	MPLX LP
1,000,000	4.25%, 12/01/2027	996,029
1,000,000	5.00%, 03/01/2033	986,086
900,000	5.50%, 02/15/2049	812,627
175,000	NOV Inc(a) 3.60%, 12/01/2029	167,861
	Occidental Petroleum Corp
1,200,000	6.13%, 01/01/2031	1,242,268
1,000,000	5.55%, 10/01/2034(a)	981,223
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	1,035,955
1,000,000	6.10%, 11/15/2032	1,057,539
650,000	5.05%, 11/01/2034	632,545
500,000	4.85%, 02/01/2049	406,918
675,000	ONEOK Partners LP 6.20%, 09/15/2043	671,627
	Phillips 66 Co
800,000	5.25%, 06/15/2031	821,803
1,200,000	4.95%, 03/15/2035(a)	1,164,274
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	994,704
500,000	Schlumberger Holdings Corp(b) 4.85%, 05/15/2033	491,140
	Shell Finance US Inc
1,175,000	2.38%, 11/07/2029	1,092,571
1,000,000	2.75%, 04/06/2030	937,737
500,000	4.13%, 05/11/2035	472,516
140,000	4.38%, 05/11/2045	118,443
175,000	4.00%, 05/10/2046	139,124
175,000	3.25%, 04/06/2050	119,681
	Shell International Finance BV
175,000	6.38%, 12/15/2038	194,134
500,000	3.63%, 08/21/2042	391,828
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	985,985
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	540,478
175,000	3.75%, 03/04/2051	122,183
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	937,000
600,000	5.50%, 02/15/2035	602,102
800,000	6.13%, 05/15/2055	782,610
	TotalEnergies Capital SA
1,000,000	5.15%, 04/05/2034	1,023,892
1,200,000	5.49%, 04/05/2054	1,154,777
	TransCanada PipeLines Ltd
1,000,000	4.10%, 04/15/2030	979,373
475,000	4.88%, 05/15/2048	415,497
1,000,000	Valero Energy Corp 5.15%, 02/15/2030	1,019,780
1,000,000	Western Midstream Operating LP 5.45%, 11/15/2034	980,400
Principal Amount		Fair Value
Energy — (continued)
	Williams Cos Inc
$ 1,000,000	3.75%, 06/15/2027	$ 988,420
675,000	2.60%, 03/15/2031	604,746
1,000,000	4.65%, 08/15/2032	980,862
1,000,000	5.30%, 09/30/2035	1,001,050
1,000,000	5.30%, 08/15/2052	912,395
		76,090,072
Financial — 8.43%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	6.10%, 01/15/2027	1,022,192
1,500,000	3.88%, 01/23/2028	1,474,100
1,000,000	3.00%, 10/29/2028	952,675
800,000	3.85%, 10/29/2041	639,678
2,528,000	Air Lease Corp 1.88%, 08/15/2026	2,457,630
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	399,761
1,000,000	4.75%, 04/15/2035	956,663
1,000,000	3.55%, 03/15/2052	672,551
800,000	Allstate Corp 5.05%, 06/24/2029	820,981
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,844,078
	American Express Co
600,000	5.65%, 04/23/2027	605,554
1,000,000	5.04%, 07/26/2028	1,013,659
400,000	5.53%, 04/25/2030	415,817
515,000	5.09%, 01/30/2031	527,087
665,000	5.02%, 04/25/2031	679,041
800,000	5.28%, 07/26/2035	809,885
630,000	5.67%, 04/25/2036	652,383
600,000	American International Group Inc 3.40%, 06/30/2030	570,548
	American Tower Corp REIT
1,000,000	5.80%, 11/15/2028	1,043,275
1,500,000	3.80%, 08/15/2029	1,458,398
820,000	5.00%, 01/31/2030	835,892
1,000,000	5.55%, 07/15/2033	1,031,539
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	1,026,082
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	151,076
1,000,000	5.35%, 02/28/2033	1,029,428
675,000	2.90%, 08/23/2051	419,205
800,000	Aon North America Inc 5.75%, 03/01/2054	788,353
1,500,000	Ares Capital Corp 5.95%, 07/15/2029	1,534,761
1,500,000	Arthur J Gallagher & Co 5.15%, 02/15/2035	1,500,707
	Athene Global Funding(b)
1,000,000	1.73%, 10/02/2026	965,291

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 825,000	2.45%, 08/20/2027	$ 787,672
	Athene Holding Ltd
1,000,000	5.88%, 01/15/2034(a)	1,035,585
580,000	6.63%, 05/19/2055	597,618
1,200,000	Australia & New Zealand Banking Group Ltd 3.92%, 09/30/2027	1,195,564
	AvalonBay Communities Inc REIT
726,000	2.95%, 05/11/2026	717,370
250,000	5.30%, 12/07/2033	257,247
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,988,310
800,000	5.54%, 03/14/2030	824,879
800,000	5.44%, 07/15/2031	831,036
600,000	6.35%, 03/14/2034	628,332
	Bank of America Corp
3,175,000	1.73%, 07/22/2027	3,086,033
1,500,000	2.55%, 02/04/2028	1,457,838
5,500,000	2.50%, 02/13/2031	5,023,489
2,175,000	2.30%, 07/21/2032	1,895,346
1,500,000	2.57%, 10/20/2032	1,322,042
1,000,000	5.87%, 09/15/2034	1,055,260
1,000,000	5.47%, 01/23/2035	1,027,339
1,600,000	5.74%, 02/12/2036	1,625,821
1,000,000	2.48%, 09/21/2036	847,350
500,000	6.11%, 01/29/2037	528,007
2,000,000	4.08%, 04/23/2040	1,739,559
4,000,000	2.68%, 06/19/2041	2,853,024
2,175,000	2.97%, 07/21/2052	1,405,779
	Bank of Montreal(a)
1,500,000	5.00%, 01/27/2029	1,524,289
800,000	4.64%, 09/10/2030	806,623
	Bank of New York Mellon Corp
2,000,000	4.54%, 02/01/2029	2,015,295
1,000,000	5.06%, 07/22/2032	1,023,615
1,000,000	5.19%, 03/14/2035	1,012,575
500,000	5.32%, 06/06/2036	510,408
	Bank of Nova Scotia
2,000,000	4.93%, 02/14/2029	2,025,857
1,000,000	5.13%, 02/14/2031	1,018,289
	Barclays PLC
800,000	4.84%, 09/10/2028	806,175
1,500,000	5.09%, 02/25/2029	1,518,641
1,500,000	5.69%, 03/12/2030	1,552,086
725,000	5.37%, 02/25/2031	740,578
1,000,000	2.89%, 11/24/2032	885,036
1,000,000	5.79%, 02/25/2036	1,022,088
600,000	6.04%, 03/12/2055	616,301
	Berkshire Hathaway Finance Corp
175,000	1.45%, 10/15/2030	153,127
800,000	4.20%, 08/15/2048	671,330
975,000	4.25%, 01/15/2049	824,792
1,000,000	2.85%, 10/15/2050	645,314
	BlackRock Funding Inc
1,000,000	5.00%, 03/14/2034	1,021,735
475,000	5.25%, 03/14/2054	455,529
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Blackrock Inc 3.25%, 04/30/2029	$ 972,085
800,000	Blackstone Private Credit Fund 5.60%, 11/22/2029	805,527
1,000,000	Blackstone Reg Finance Co LLC 5.00%, 12/06/2034	995,526
1,000,000	Boston Properties LP REIT 6.75%, 12/01/2027	1,050,092
1,000,000	BPCE SA(b) 4.75%, 07/19/2027	1,008,047
1,000,000	Brookfield Finance Inc 5.68%, 01/15/2035	1,026,303
	Brown & Brown Inc
325,000	4.90%, 06/23/2030	328,024
445,000	5.55%, 06/23/2035	453,783
160,000	6.25%, 06/23/2055	164,929
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	929,784
	Canadian Imperial Bank of Commerce
1,000,000	4.86%, 03/30/2029	1,010,757
800,000	4.63%, 09/11/2030	800,092
	Capital One Financial Corp
1,000,000	1.88%, 11/02/2027	965,937
1,000,000	6.31%, 06/08/2029	1,049,699
1,000,000	5.70%, 02/01/2030	1,034,425
800,000	5.88%, 07/26/2035	824,801
	Charles Schwab Corp
1,500,000	2.90%, 03/03/2032	1,349,130
1,000,000	6.14%, 08/24/2034	1,081,979
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	640,262
1,000,000	Chubb INA Holdings LLC 5.00%, 03/15/2034	1,018,832
935,000	Citibank NA 4.91%, 05/29/2030	952,951
	Citigroup Inc
1,000,000	4.45%, 09/29/2027	1,000,960
2,000,000	3.07%, 02/24/2028	1,955,670
1,000,000	4.64%, 05/07/2028	1,002,651
3,000,000	3.52%, 10/27/2028	2,937,688
1,000,000	4.79%, 03/04/2029	1,007,182
1,400,000	4.54%, 09/19/2030	1,393,654
3,000,000	3.06%, 01/25/2033	2,681,134
1,000,000	6.02%, 01/24/2036	1,026,917
1,400,000	5.41%, 09/19/2039	1,359,762
3,500,000	2.90%, 11/03/2042	2,478,539
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	2,004,237
1,000,000	CME Group Inc 4.40%, 03/15/2030	1,007,050
1,000,000	Cooperatieve Rabobank UA(b) 1.11%, 02/24/2027	978,069
1,500,000	Corebridge Financial Inc 3.90%, 04/05/2032	1,407,916
	Crown Castle Inc REIT
1,000,000	4.80%, 09/01/2028	1,006,003

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	4.90%, 09/01/2029	$ 1,008,998
1,000,000	5.20%, 09/01/2034	990,591
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	931,643
	Deutsche Bank AG
1,500,000	5.00%, 09/11/2030	1,511,358
1,500,000	5.30%, 05/09/2031	1,523,431
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	908,355
1,000,000	Equinix Inc REIT 3.20%, 11/18/2029	948,963
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	1,039,831
500,000	ERP Operating LP REIT 4.65%, 09/15/2034	485,194
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	848,800
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	619,420
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	868,858
1,000,000	2.35%, 03/15/2032	848,455
600,000	Fairfax Financial Holdings Ltd(b) 5.75%, 05/20/2035	608,338
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	867,890
	Fifth Third Bancorp
500,000	1.71%, 11/01/2027	482,769
1,000,000	4.06%, 04/25/2028	993,519
1,000,000	4.90%, 09/06/2030	1,011,093
	Goldman Sachs Group Inc
1,000,000	1.43%, 03/09/2027	978,398
175,000	1.54%, 09/10/2027	168,964
2,000,000	4.94%, 04/23/2028	2,015,588
2,500,000	4.48%, 08/23/2028	2,503,321
3,000,000	5.73%, 04/25/2030	3,122,862
600,000	4.69%, 10/23/2030	601,802
2,000,000	2.38%, 07/21/2032	1,746,692
2,700,000	5.33%, 07/23/2035	2,723,474
1,000,000	6.75%, 10/01/2037	1,097,779
2,000,000	3.21%, 04/22/2042	1,495,799
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	170,304
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	986,037
	HSBC Holdings PLC
175,000	1.59%, 05/24/2027	170,365
2,400,000	2.25%, 11/22/2027	2,325,897
1,200,000	5.29%, 11/19/2030	1,225,886
3,000,000	5.24%, 05/13/2031	3,054,562
1,400,000	2.87%, 11/22/2032	1,238,446
1,200,000	4.76%, 03/29/2033	1,174,888
2,500,000	5.79%, 05/13/2036	2,571,335
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	840,071
Principal Amount		Fair Value
Financial — (continued)
$ 1,500,000	Huntington National Bank 4.87%, 04/12/2028	$ 1,509,387
	ING Groep NV
1,000,000	6.08%, 09/11/2027	1,018,369
800,000	5.34%, 03/19/2030	820,345
800,000	5.55%, 03/19/2035	819,142
	Intercontinental Exchange Inc
1,000,000	3.10%, 09/15/2027	976,628
1,200,000	5.25%, 06/15/2031	1,243,475
1,000,000	3.00%, 06/15/2050	651,063
	JPMorgan Chase & Co
1,000,000	1.05%, 11/19/2026	986,499
1,175,000	1.58%, 04/22/2027	1,147,770
2,000,000	3.63%, 12/01/2027	1,971,882
2,000,000	4.98%, 07/22/2028	2,025,646
1,000,000	5.30%, 07/24/2029	1,026,712
4,000,000	4.57%, 06/14/2030	4,017,624
1,175,000	2.74%, 10/15/2030	1,095,618
1,000,000	2.96%, 05/13/2031	924,700
1,425,000	1.95%, 02/04/2032	1,235,774
800,000	5.72%, 09/14/2033	833,838
1,000,000	5.34%, 01/23/2035	1,023,630
1,770,000	4.95%, 10/22/2035	1,751,459
1,540,000	5.50%, 01/24/2036	1,586,197
725,000	5.57%, 04/22/2036	751,349
3,000,000	3.88%, 07/24/2038	2,645,878
500,000	5.50%, 10/15/2040	510,325
1,000,000	3.96%, 11/15/2048	799,537
1,000,000	KeyBank NA 4.39%, 12/14/2027	1,001,124
1,000,000	KeyCorp 4.79%, 06/01/2033	974,864
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	785,579
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	866,006
250,000	4.60%, 02/01/2033	246,440
	Kreditanstalt fuer Wiederaufbau
2,000,000	0.63%, 01/22/2026	1,960,812
1,000,000	5.00%, 03/16/2026	1,005,843
1,000,000	3.75%, 02/15/2028	1,001,565
800,000	3.88%, 06/15/2028	803,677
2,000,000	0.75%, 09/30/2030	1,708,619
1,000,000	4.13%, 07/15/2033	997,495
1,000,000	Landwirtschaftliche Rentenbank 3.88%, 09/28/2027	1,002,638
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	895,829
	Lloyds Banking Group PLC
1,500,000	3.75%, 01/11/2027	1,486,991
555,000	5.09%, 11/26/2028	562,293
730,000	4.82%, 06/13/2029	736,579
1,000,000	5.72%, 06/05/2030	1,038,552
	LPL Holdings Inc
805,000	5.20%, 03/15/2030	817,499
600,000	5.15%, 06/15/2030	607,439

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	$ 147,771
1,200,000	M&T Bank Corp 5.18%, 07/08/2031	1,219,878
	Marsh & McLennan Cos Inc
500,000	4.38%, 03/15/2029	501,919
1,000,000	2.38%, 12/15/2031	875,564
1,600,000	5.00%, 03/15/2035	1,599,492
	Mastercard Inc
1,000,000	4.95%, 03/15/2032	1,028,942
500,000	4.88%, 05/09/2034	505,988
600,000	3.85%, 03/26/2050	473,744
	MetLife Inc
600,000	5.30%, 12/15/2034	616,367
1,000,000	5.25%, 01/15/2054	941,395
2,000,000	Metropolitan Life Global Funding I(b) 2.40%, 01/11/2032	1,730,818
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	471,927
	Mitsubishi UFJ Financial Group Inc
3,574,000	1.54%, 07/20/2027	3,467,667
1,000,000	5.42%, 02/22/2029	1,025,563
740,000	5.16%, 04/24/2031	757,571
1,000,000	2.85%, 01/19/2033	885,865
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	1,038,272
840,000	5.10%, 05/13/2031	855,552
1,000,000	1.98%, 09/08/2031	874,861
1,000,000	2.56%, 09/13/2031	873,036
800,000	5.59%, 07/10/2035	823,229
1,500,000	5.32%, 07/08/2036	1,502,608
	Morgan Stanley
1,574,000	3.13%, 07/27/2026	1,554,321
500,000	4.35%, 09/08/2026	499,105
900,000	1.51%, 07/20/2027	873,054
1,400,000	5.65%, 04/13/2028	1,431,083
2,000,000	5.12%, 02/01/2029	2,034,910
1,000,000	5.45%, 07/20/2029	1,028,451
1,000,000	1.79%, 02/13/2032	855,545
1,175,000	2.24%, 07/21/2032	1,017,488
1,000,000	2.51%, 10/20/2032	875,710
1,000,000	2.94%, 01/21/2033	892,494
500,000	4.89%, 07/20/2033	500,504
585,000	5.83%, 04/19/2035	612,881
1,365,000	5.32%, 07/19/2035	1,381,663
1,500,000	5.66%, 04/17/2036	1,554,371
2,000,000	2.48%, 09/16/2036	1,699,470
1,000,000	5.95%, 01/19/2038	1,028,747
1,800,000	3.97%, 07/22/2038(c) 3-mo. SOFR + 1.13%	1,567,352
1,000,000	2.80%, 01/25/2052	618,670
1,000,000	Morgan Stanley Bank NA 5.50%, 05/26/2028	1,021,115
769,000	Nasdaq Inc 3.95%, 03/07/2052	574,754
Principal Amount		Fair Value
Financial — (continued)
	National Australia Bank Ltd
$ 1,000,000	4.90%, 06/13/2028	$ 1,024,553
1,000,000	4.53%, 06/13/2030	1,011,066
	NatWest Group PLC
1,000,000	5.52%, 09/30/2028	1,021,319
1,600,000	5.12%, 05/23/2031	1,626,182
	Nomura Holdings Inc
1,000,000	2.61%, 07/14/2031	882,324
1,000,000	5.78%, 07/03/2034(a)	1,034,515
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,079,815
	Oesterreichische Kontrollbank AG
1,000,000	3.63%, 09/09/2027	996,758
1,000,000	4.13%, 01/18/2029	1,011,153
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028	1,024,142
1,000,000	5.49%, 05/14/2030	1,036,078
1,000,000	4.81%, 10/21/2032	1,002,299
1,400,000	5.40%, 07/23/2035	1,425,598
1,000,000	5.58%, 01/29/2036	1,030,670
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	513,571
2,000,000	Principal Life Global Funding II(b) 1.50%, 11/17/2026	1,925,110
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	1,000,299
1,000,000	Progressive Corp 4.95%, 06/15/2033	1,021,317
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	1,020,124
500,000	4.63%, 01/15/2033	497,485
800,000	5.25%, 03/15/2054	750,868
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,513,244
1,000,000	3.70%, 10/01/2050	912,125
1,000,000	6.50%, 03/15/2054	1,027,249
500,000	Public Storage Operating Co REIT(a) 5.13%, 01/15/2029	515,681
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	364,124
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	994,264
500,000	3.65%, 01/15/2028	493,846
1,000,000	1.80%, 03/15/2033	806,794
	Royal Bank of Canada
2,000,000	4.72%, 03/27/2028	2,012,043
1,000,000	4.97%, 08/02/2030	1,013,924
1,000,000	4.97%, 05/02/2031(a)	1,014,929
1,000,000	5.15%, 02/01/2034	1,024,412
	Santander UK Group Holdings PLC
500,000	1.67%, 06/14/2027	485,677
1,000,000	4.86%, 09/11/2030	998,686

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Simon Property Group LP REIT
$ 1,500,000	1.75%, 02/01/2028	$ 1,413,286
1,000,000	2.45%, 09/13/2029	929,230
600,000	4.75%, 09/26/2034	584,156
175,000	3.25%, 09/13/2049	117,114
	State Street Corp
1,000,000	5.75%, 11/04/2026	1,004,422
1,000,000	4.83%, 04/24/2030	1,018,550
1,300,000	2.20%, 03/03/2031	1,149,970
1,000,000	4.68%, 10/22/2032	1,000,402
	Sumitomo Mitsui Financial Group Inc
2,000,000	5.52%, 01/13/2028	2,059,150
1,000,000	5.72%, 09/14/2028	1,039,689
1,000,000	5.77%, 01/13/2033	1,051,908
1,000,000	5.56%, 07/09/2034	1,032,577
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	934,766
1,000,000	Synchrony Bank 5.63%, 08/23/2027	1,019,807
500,000	Synchrony Financial 2.88%, 10/28/2031	433,820
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	876,907
	Toronto-Dominion Bank
1,000,000	4.57%, 12/17/2026	1,003,789
1,300,000	2.80%, 03/10/2027	1,269,381
2,000,000	4.69%, 09/15/2027	2,019,236
600,000	4.99%, 04/05/2029	612,371
1,000,000	4.81%, 06/03/2030	1,009,487
500,000	Travelers Cos Inc 5.45%, 05/25/2053	488,971
	Truist Financial Corp
300,000	4.26%, 07/28/2026	299,879
1,200,000	5.07%, 05/20/2031	1,218,239
500,000	4.92%, 07/28/2033	487,927
1,000,000	5.71%, 01/24/2035	1,036,550
	UBS Group AG
1,250,000	4.86%, 01/10/2028	1,260,162
1,000,000	5.62%, 09/13/2030(b)	1,038,378
1,000,000	Unum Group 4.13%, 06/15/2051	742,839
	US Bancorp
1,000,000	3.10%, 04/27/2026	989,902
2,000,000	2.22%, 01/27/2028	1,932,849
1,200,000	5.10%, 07/23/2030	1,224,906
1,000,000	5.68%, 01/23/2035	1,038,176
1,000,000	5.42%, 02/12/2036	1,018,980
	Ventas Realty LP REIT
500,000	3.25%, 10/15/2026	492,185
800,000	5.00%, 01/15/2035	786,312
	VICI Properties LP REIT
1,025,000	5.13%, 11/15/2031	1,026,272
800,000	5.75%, 04/01/2034	817,801
1,500,000	Visa Inc 4.15%, 12/14/2035	1,429,133
Principal Amount		Fair Value
Financial — (continued)
	Wells Fargo & Co
$ 750,000	4.30%, 07/22/2027	$ 750,148
4,000,000	3.53%, 03/24/2028	3,944,497
1,500,000	4.97%, 04/23/2029	1,520,989
2,000,000	3.35%, 03/02/2033	1,826,500
3,000,000	4.90%, 07/25/2033	3,000,583
2,000,000	5.39%, 04/24/2034	2,046,494
1,000,000	5.50%, 01/23/2035	1,025,518
2,000,000	4.40%, 06/14/2046	1,631,670
1,200,000	5.01%, 04/04/2051	1,092,621
1,000,000	Welltower OP LLC 5.13%, 07/01/2035	1,003,894
	Westpac Banking Corp
1,000,000	4.60%, 10/20/2026	1,006,453
1,000,000	5.05%, 04/16/2029	1,031,907
1,000,000	5.41%, 08/10/2033	1,008,651
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	895,595
500,000	Willis North America Inc 5.90%, 03/05/2054	496,971
1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	857,315
		361,172,783
Industrial — 1.93%
	3M Co
600,000	2.38%, 08/26/2029	556,191
1,000,000	3.63%, 10/15/2047	738,837
800,000	Amphenol Corp 5.00%, 01/15/2035	808,587
500,000	Berry Global Inc 5.65%, 01/15/2034	515,991
	Boeing Co
600,000	6.26%, 05/01/2027	617,289
2,800,000	2.95%, 02/01/2030	2,595,762
1,000,000	5.71%, 05/01/2040	987,939
1,500,000	3.63%, 03/01/2048	1,038,316
1,500,000	3.75%, 02/01/2050	1,059,293
175,000	5.93%, 05/01/2060	166,348
	Burlington Northern Santa Fe LLC
1,000,000	4.40%, 03/15/2042	884,344
500,000	5.15%, 09/01/2043	480,339
1,000,000	4.45%, 01/15/2053	844,306
500,000	5.80%, 03/15/2056	514,509
2,000,000	Canadian Pacific Railway Co 3.00%, 12/02/2041	1,454,309
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	1,984,116
	Caterpillar Financial Services Corp
2,000,000	5.00%, 05/14/2027	2,034,048
1,000,000	4.70%, 11/15/2029	1,018,452
1,080,000	Caterpillar Inc 5.20%, 05/15/2035	1,100,898
	CSX Corp
1,000,000	5.20%, 11/15/2033	1,033,618
250,000	4.75%, 05/30/2042	228,838
1,000,000	4.50%, 11/15/2052	843,374

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Eaton Corp
$ 500,000	4.15%, 03/15/2033	$ 484,821
500,000	4.70%, 08/23/2052	445,275
1,000,000	Emerson Electric Co 5.00%, 03/15/2035	1,014,181
	FedEx Corp(b)
1,000,000	3.25%, 05/15/2041	717,198
1,000,000	4.10%, 02/01/2045	764,458
175,000	5.25%, 05/15/2050(a)	154,557
600,000	Fortune Brands Innovations Inc 5.88%, 06/01/2033	629,198
	GATX Corp
1,000,000	4.90%, 03/15/2033	989,410
1,000,000	5.50%, 06/15/2035	1,012,773
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,796,462
	Honeywell International Inc
1,000,000	4.70%, 02/01/2030	1,014,899
1,000,000	5.00%, 03/01/2035	1,006,438
500,000	5.25%, 03/01/2054	474,339
150,000	Howmet Aerospace Inc 4.85%, 10/15/2031	151,908
600,000	Ingersoll Rand Inc 5.31%, 06/15/2031	622,049
1,000,000	Jabil Inc 4.25%, 05/15/2027	997,252
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	1,050,796
	John Deere Capital Corp
500,000	1.70%, 01/11/2027	482,604
1,500,000	4.55%, 06/05/2030	1,513,902
1,200,000	4.90%, 03/07/2031	1,229,289
2,000,000	3.90%, 06/07/2032	1,926,296
1,000,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	1,037,096
	L3Harris Technologies Inc
800,000	5.05%, 06/01/2029	818,374
600,000	5.40%, 07/31/2033	616,308
600,000	5.35%, 06/01/2034	613,300
1,000,000	Lennox International Inc 5.50%, 09/15/2028	1,031,203
	Lockheed Martin Corp
1,000,000	4.45%, 05/15/2028	1,011,444
1,000,000	4.70%, 12/15/2031	1,012,640
500,000	4.09%, 09/15/2052	393,210
1,000,000	5.70%, 11/15/2054	1,008,742
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	778,475
1,000,000	Mohawk Industries Inc 5.85%, 09/18/2028	1,038,043
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	978,390
600,000	5.10%, 05/01/2035	603,031
1,000,000	3.05%, 05/15/2050	655,923
500,000	5.35%, 08/01/2054	477,515
Principal Amount		Fair Value
Industrial — (continued)
	Northrop Grumman Corp
$ 1,000,000	3.25%, 01/15/2028	$ 976,954
1,000,000	4.70%, 03/15/2033	996,932
800,000	5.25%, 05/01/2050	749,704
1,000,000	Otis Worldwide Corp 2.29%, 04/05/2027	967,533
1,200,000	Owens Corning 5.70%, 06/15/2034	1,246,323
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	626,012
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	952,376
	Republic Services Inc
1,000,000	2.38%, 03/15/2033	854,363
1,000,000	5.00%, 12/15/2033	1,019,982
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	1,009,645
	RTX Corp
800,000	3.13%, 05/04/2027	784,280
175,000	1.90%, 09/01/2031	149,630
1,000,000	5.15%, 02/27/2033	1,022,177
900,000	4.35%, 04/15/2047	747,713
3,175,000	2.82%, 09/01/2051	1,961,513
1,000,000	Ryder System Inc 1.75%, 09/01/2026	970,243
600,000	Sonoco Products Co 4.60%, 09/01/2029	598,616
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,031,104
	Union Pacific Corp
1,750,000	2.15%, 02/05/2027	1,698,952
500,000	3.60%, 09/15/2037	434,296
500,000	3.38%, 02/14/2042	388,202
1,000,000	2.95%, 03/10/2052	637,989
500,000	4.95%, 09/09/2052	458,817
116,716	Union Pacific Railroad Co Pass Through Trust Series 2006 5.87%, 07/02/2030	120,349
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	488,592
1,000,000	5.25%, 05/14/2035	1,019,785
1,200,000	5.50%, 05/22/2054	1,163,638
	Vulcan Materials Co
500,000	3.90%, 04/01/2027	496,568
800,000	4.95%, 12/01/2029	815,743
	Waste Connections Inc
1,000,000	2.20%, 01/15/2032	862,764
800,000	5.25%, 09/01/2035	817,926
	Waste Management Inc
800,000	4.80%, 03/15/2032	812,039
1,600,000	4.95%, 03/15/2035	1,606,786
1,000,000	Westinghouse Air Brake Technologies Corp 4.90%, 05/29/2030	1,014,109
1,250,000	WRKCo Inc 3.90%, 06/01/2028	1,233,631
		82,792,789

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Technology — 1.80%
$ 1,000,000	Accenture Capital Inc 4.25%, 10/04/2031	$ 990,652
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,383,208
	Analog Devices Inc
1,000,000	4.50%, 06/15/2030	1,008,166
1,000,000	5.05%, 04/01/2034	1,025,051
	Apple Inc
1,000,000	1.20%, 02/08/2028	932,610
952,000	1.40%, 08/05/2028	882,111
1,175,000	1.70%, 08/05/2031	1,021,866
600,000	4.75%, 05/12/2035	604,814
1,500,000	3.85%, 05/04/2043	1,256,378
1,500,000	2.65%, 05/11/2050	940,916
1,000,000	2.40%, 08/20/2050	591,585
2,175,000	2.70%, 08/05/2051	1,360,455
600,000	3.95%, 08/08/2052	478,245
1,500,000	Applied Materials Inc 4.80%, 06/15/2029	1,533,911
	AppLovin Corp
365,000	5.38%, 12/01/2031	371,415
105,000	5.95%, 12/01/2054	102,546
1,000,000	Autodesk Inc 2.40%, 12/15/2031	877,328
	Broadcom Inc
600,000	5.05%, 07/12/2027	608,487
800,000	4.35%, 02/15/2030	797,033
1,425,000	4.15%, 11/15/2030	1,402,185
2,900,000	3.42%, 04/15/2033(b)	2,630,093
573,000	4.93%, 05/15/2037(b)	556,110
175,000	3.50%, 02/15/2041(b)	138,696
800,000	Cadence Design Systems Inc 4.30%, 09/10/2029	800,132
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	974,740
	Dell International LLC / EMC Corp
1,200,000	5.25%, 02/01/2028	1,228,554
800,000	5.00%, 04/01/2030	812,800
76,000	8.10%, 07/15/2036	91,602
1,000,000	3.38%, 12/15/2041	747,394
15,000	8.35%, 07/15/2046	19,133
600,000	Fidelity National Information Services Inc 3.10%, 03/01/2041	440,838
	Fiserv Inc
175,000	2.25%, 06/01/2027	168,501
1,000,000	4.20%, 10/01/2028	994,581
1,000,000	5.15%, 08/12/2034	1,003,656
	Hewlett Packard Enterprise Co
800,000	4.55%, 10/15/2029	795,998
370,000	5.00%, 10/15/2034	358,907
500,000	5.60%, 10/15/2054	461,789
2,291,000	HP Inc 2.65%, 06/17/2031	2,027,510
Principal Amount		Fair Value
Technology — (continued)
	IBM International Capital Pte Ltd
$ 1,000,000	4.90%, 02/05/2034	$ 998,164
1,000,000	5.25%, 02/05/2044	958,754
	Intel Corp
1,000,000	3.75%, 08/05/2027	986,866
1,175,000	1.60%, 08/12/2028	1,079,655
175,000	2.00%, 08/12/2031	150,327
1,175,000	2.80%, 08/12/2041	789,633
1,000,000	5.63%, 02/10/2043	951,371
175,000	3.05%, 08/12/2051	103,965
1,000,000	5.70%, 02/10/2053	930,638
600,000	5.05%, 08/05/2062	488,402
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	1,999,768
1,000,000	5.00%, 02/10/2032	1,020,607
1,000,000	4.00%, 06/20/2042	828,203
1,000,000	Intuit Inc 5.13%, 09/15/2028	1,031,822
500,000	KLA Corp 4.95%, 07/15/2052	455,677
1,000,000	Leidos Inc 2.30%, 02/15/2031	875,002
255,000	Marvell Technology Inc 4.75%, 07/15/2030	256,129
	Micron Technology Inc
1,200,000	2.70%, 04/15/2032	1,043,864
1,000,000	6.05%, 11/01/2035	1,046,565
	Microsoft Corp
2,100,000	3.45%, 08/08/2036	1,886,010
1,000,000	2.53%, 06/01/2050	617,969
2,547,000	2.92%, 03/17/2052	1,689,027
	NVIDIA Corp
1,675,000	1.55%, 06/15/2028	1,567,128
500,000	3.50%, 04/01/2050	373,513
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	870,269
	Oracle Corp
1,000,000	4.80%, 08/03/2028	1,016,432
1,600,000	2.95%, 04/01/2030	1,494,156
500,000	6.25%, 11/09/2032	541,079
1,000,000	5.50%, 08/03/2035	1,022,156
1,900,000	3.85%, 07/15/2036	1,672,925
3,000,000	3.65%, 03/25/2041	2,365,058
175,000	4.00%, 07/15/2046	134,969
175,000	3.60%, 04/01/2050	122,385
1,175,000	3.95%, 03/25/2051	867,261
500,000	5.38%, 09/27/2054	457,068
1,000,000	3.85%, 04/01/2060	689,123
	QUALCOMM Inc
1,000,000	1.30%, 05/20/2028(a)	929,667
800,000	4.75%, 05/20/2032	809,334
500,000	3.25%, 05/20/2050	342,745
600,000	4.50%, 05/20/2052	508,038
800,000	Roper Technologies Inc 4.50%, 10/15/2029	801,589

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,175,000	Salesforce Inc 2.70%, 07/15/2041	$ 845,226
	Synopsys Inc
880,000	4.85%, 04/01/2030	892,206
625,000	5.15%, 04/01/2035	629,962
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	1,015,421
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	891,694
500,000	4.85%, 02/08/2034	507,709
1,000,000	5.15%, 02/08/2054	942,370
	VMware LLC
175,000	1.40%, 08/15/2026	169,257
1,000,000	2.20%, 08/15/2031	867,938
1,000,000	Workday Inc 3.80%, 04/01/2032	939,655
		76,894,747
Utilities — 2.30%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	888,485
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	718,796
	Alabama Power Co
800,000	3.75%, 09/01/2027	796,174
1,300,000	3.70%, 12/01/2047	990,182
1,000,000	Ameren Illinois Co 4.95%, 06/01/2033	1,013,403
1,000,000	American Electric Power Co Inc 5.63%, 03/01/2033	1,039,542
	American Water Capital Corp
800,000	5.25%, 03/01/2035	810,666
1,000,000	3.75%, 09/01/2047	760,162
	Appalachian Power Co
140,000	7.00%, 04/01/2038	155,771
1,000,000	3.70%, 05/01/2050	706,405
1,000,000	Arizona Public Service Co 5.70%, 08/15/2034	1,031,063
	Atmos Energy Corp
175,000	5.50%, 06/15/2041	175,527
1,200,000	3.38%, 09/15/2049	833,372
175,000	Avangrid Inc 3.80%, 06/01/2029	170,957
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	485,125
175,000	5.95%, 05/15/2037	186,217
175,000	5.15%, 11/15/2043(a)	164,313
2,735,000	2.85%, 05/15/2051	1,674,916
500,000	Boston Gas Co(b) 3.15%, 08/01/2027	486,754
1,000,000	CenterPoint Energy Houston Electric LLC 2.35%, 04/01/2031	888,806
558,000	CenterPoint Energy Inc 5.40%, 06/01/2029	576,731
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	$ 971,101
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	891,694
	Commonwealth Edison Co
1,000,000	5.30%, 06/01/2034	1,028,843
600,000	5.65%, 06/01/2054	594,500
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	933,274
	Consolidated Edison Co of New York Inc
1,000,000	3.13%, 11/15/2027(a)	977,815
1,500,000	5.50%, 03/15/2034	1,559,854
1,200,000	5.70%, 05/15/2054	1,197,941
1,000,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	979,627
1,000,000	Consumers Energy Co 3.60%, 08/15/2032	929,820
	Dominion Energy Inc
800,000	3.38%, 04/01/2030	760,261
1,175,000	2.25%, 08/15/2031	1,027,389
175,000	4.70%, 12/01/2044	150,003
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	875,251
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	1,027,473
1,000,000	3.75%, 08/15/2047	760,972
1,000,000	DTE Energy Co 5.20%, 04/01/2030	1,023,285
	Duke Energy Carolinas LLC
1,000,000	2.45%, 02/01/2030	923,920
800,000	5.25%, 03/15/2035	818,149
	Duke Energy Corp
1,000,000	4.85%, 01/05/2027	1,009,862
2,100,000	2.55%, 06/15/2031	1,871,178
175,000	3.50%, 06/15/2051	120,183
600,000	5.80%, 06/15/2054	585,838
1,500,000	Duke Energy Florida Project Finance LLC 2.86%, 03/01/2033	1,354,912
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	1,029,886
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	570,393
800,000	5.05%, 03/15/2035	803,389
1,400,000	4.15%, 12/01/2044	1,141,597
1,200,000	5.35%, 03/15/2053	1,141,080
413,331	Elm Road Generating Station Supercritical LLC(b) 4.67%, 01/19/2031	413,173
175,000	Entergy Corp 2.80%, 06/15/2030	161,651
1,200,000	Entergy Louisiana LLC 5.70%, 03/15/2054	1,184,158
1,200,000	Entergy Texas Inc 5.25%, 04/15/2035	1,209,789

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Eversource Energy
$ 600,000	5.50%, 01/01/2034	$ 611,015
1,000,000	3.45%, 01/15/2050	699,440
	Exelon Corp
1,000,000	5.13%, 03/15/2031	1,024,306
1,750,000	5.30%, 03/15/2033	1,793,278
	Florida Power & Light Co
800,000	5.05%, 04/01/2028	819,341
1,000,000	5.15%, 06/15/2029	1,034,797
140,000	5.96%, 04/01/2039	149,772
1,209,000	5.25%, 02/01/2041	1,196,381
171,000	4.05%, 10/01/2044	141,116
800,000	3.15%, 10/01/2049	540,549
	Georgia Power Co
1,000,000	5.20%, 03/15/2035	1,013,916
1,000,000	3.25%, 03/15/2051	685,548
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	168,025
1,000,000	ITC Holdings Corp(b) 4.95%, 09/22/2027	1,010,757
1,000,000	Jersey Central Power & Light Co 5.10%, 01/15/2035	997,044
175,000	Kentucky Utilities Co 5.13%, 11/01/2040	168,616
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	1,036,227
1,175,000	2.70%, 08/01/2052	727,333
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028	1,022,863
1,000,000	2.75%, 04/15/2032	892,480
	NextEra Energy Capital Holdings Inc
1,500,000	4.85%, 02/04/2028	1,520,635
800,000	5.05%, 02/28/2033	806,468
1,500,000	5.45%, 03/15/2035	1,528,824
835,000	6.38%, 08/15/2055	852,665
	NiSource Inc
1,000,000	5.20%, 07/01/2029	1,026,581
600,000	5.35%, 04/01/2034	609,981
	Northern States Power Co
1,000,000	4.00%, 08/15/2045	805,086
500,000	5.65%, 05/15/2055	499,078
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,033,257
2,000,000	Oncor Electric Delivery Co LLC 2.70%, 11/15/2051	1,175,709
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	965,588
	Pacific Gas & Electric Co
1,600,000	5.55%, 05/15/2029	1,625,800
800,000	6.15%, 01/15/2033	823,964
800,000	5.70%, 03/01/2035	792,736
1,500,000	4.50%, 07/01/2040	1,249,888
1,400,000	4.95%, 07/01/2050	1,128,411
1,000,000	PECO Energy Co 4.38%, 08/15/2052	826,951
Principal Amount		Fair Value
Utilities — (continued)
$ 1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	$ 953,603
175,000	Progress Energy Inc 7.75%, 03/01/2031	201,519
1,000,000	Public Service Co of Colorado 5.75%, 05/15/2054	983,520
	Public Service Electric & Gas Co
1,000,000	5.20%, 08/01/2033	1,030,494
800,000	5.30%, 08/01/2054	764,976
	Public Service Enterprise Group Inc
270,000	4.90%, 03/15/2030	274,638
175,000	1.60%, 08/15/2030	151,138
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	619,063
800,000	San Diego Gas & Electric Co 5.40%, 04/15/2035	816,886
	Southern California Edison Co
500,000	5.15%, 06/01/2029	505,024
1,000,000	5.45%, 06/01/2031	1,017,493
1,400,000	5.75%, 04/15/2054	1,254,024
	Southern California Gas Co
500,000	5.45%, 06/15/2035	510,513
1,000,000	5.60%, 04/01/2054	973,426
	Southern Co
1,500,000	3.70%, 04/30/2030	1,450,641
1,000,000	5.70%, 03/15/2034	1,044,973
500,000	4.40%, 07/01/2046	416,398
600,000	Southern Co Gas Capital Corp 5.88%, 03/15/2041	613,745
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,031,952
500,000	Tampa Electric Co 5.00%, 07/15/2052	443,084
1,200,000	Union Electric Co 5.20%, 04/01/2034	1,219,786
	Virginia Electric & Power Co
500,000	3.75%, 05/15/2027	496,345
500,000	3.80%, 09/15/2047	375,270
1,000,000	5.35%, 01/15/2054	939,290
800,000	Wisconsin Electric Power Co 4.60%, 10/01/2034	790,959
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	945,204
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	161,888
1,000,000	4.60%, 06/01/2032	977,873
		98,549,779
TOTAL CORPORATE BONDS AND NOTES — 24.56% (Cost $1,096,452,352)		$1,051,732,547

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
$ 500,000	African Development Bank 4.38%, 03/14/2028	$ 507,839
	Asian Development Bank
1,000,000	4.25%, 01/09/2026	999,678
3,000,000	4.88%, 05/21/2026	3,020,551
1,000,000	3.75%, 04/25/2028	1,000,085
1,000,000	4.50%, 08/25/2028	1,021,730
1,000,000	1.88%, 03/15/2029	934,246
1,400,000	4.13%, 05/30/2030	1,417,355
1,000,000	3.88%, 06/14/2033	982,886
1,000,000	Asian Infrastructure Investment Bank 4.13%, 01/18/2029	1,010,831
1,000,000	Canada Government International Bond 4.00%, 03/18/2030	1,007,661
	Chile Government International Bond
1,000,000	4.95%, 01/05/2036	979,870
2,500,000	3.50%, 01/25/2050	1,775,125
500,000	3.25%, 09/21/2071	302,925
	Corp Andina de Fomento
1,000,000	4.13%, 01/07/2028	1,000,560
400,000	5.00%, 01/22/2030	412,268
500,000	Council of Europe Development Bank 4.13%, 01/24/2029	504,797
	European Bank for Reconstruction & Development
1,000,000	4.38%, 03/09/2028	1,015,306
1,000,000	4.13%, 01/25/2029	1,010,742
	European Investment Bank
2,000,000	1.38%, 03/15/2027	1,920,062
1,000,000	3.25%, 11/15/2027	989,142
2,000,000	3.88%, 03/15/2028	2,007,528
1,000,000	3.88%, 06/15/2028	1,004,364
1,000,000	1.75%, 03/15/2029(a)	930,828
1,500,000	4.50%, 03/14/2030	1,543,508
1,000,000	3.63%, 07/15/2030	989,545
1,000,000	4.25%, 08/16/2032	1,013,414
1,000,000	3.75%, 02/14/2033	979,733
1,000,000	4.13%, 02/13/2034	993,718
1,000,000	Export Development Canada 3.88%, 02/14/2028	1,002,535
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	985,750
1,000,000	4.63%, 06/07/2033(b)	997,677
1,000,000	Hungary Government International Bond(b) 3.13%, 09/21/2051	588,526
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	985,785
1,000,000	4.65%, 09/20/2032	992,384
1,000,000	5.60%, 01/15/2035(a)	1,043,742
1,000,000	5.65%, 01/11/2053	990,768
	Inter-American Development Bank
1,000,000	4.38%, 02/01/2027(a)	1,007,610
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 2,000,000	1.13%, 07/20/2028	$ 1,848,719
1,000,000	4.13%, 02/15/2029	1,010,960
2,000,000	3.75%, 06/14/2030	1,991,608
1,000,000	3.50%, 04/12/2033(a)	957,143
500,000	4.50%, 09/13/2033(a)	509,823
1,000,000	Inter-American Investment Corp 4.75%, 09/19/2028	1,026,383
	International Bank for Reconstruction & Development
9,500,000	1.13%, 09/13/2028	8,746,810
1,000,000	4.13%, 03/20/2030(a)	1,012,251
1,000,000	4.00%, 07/25/2030	1,006,267
500,000	0.75%, 08/26/2030	427,560
2,000,000	1.25%, 02/10/2031	1,732,202
1,500,000	4.63%, 01/15/2032	1,551,218
1,130,000	4.00%, 05/06/2032	1,126,768
	International Finance Corp
500,000	4.38%, 01/15/2027	503,718
500,000	4.50%, 07/13/2028	510,591
	Israel Government International Bond
1,000,000	5.38%, 02/19/2030	1,019,078
1,000,000	4.50%, 01/17/2033	954,177
1,200,000	5.63%, 02/19/2035	1,219,497
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,905,249
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	969,783
470,000	1.38%, 04/25/2027	447,164
1,000,000	4.50%, 02/15/2029(a)	1,010,506
1,000,000	4.25%, 09/08/2032	978,463
	Mexico Government International Bond
500,000	5.40%, 02/09/2028	510,250
1,000,000	5.00%, 05/07/2029	1,005,000
2,000,000	4.75%, 04/27/2032(a)	1,899,820
1,000,000	4.88%, 05/19/2033	943,200
1,000,000	6.88%, 05/13/2037	1,042,300
1,000,000	6.63%, 01/29/2038	1,015,000
2,750,000	4.60%, 01/23/2046	2,072,372
500,000	5.00%, 04/27/2051	387,125
1,000,000	6.34%, 05/04/2053	915,600
1,000,000	3.77%, 05/24/2061	588,750
1,000,000	Nordic Investment Bank 3.38%, 09/08/2027	991,792
	Panama Government International Bond
1,200,000	3.16%, 01/23/2030	1,081,051
1,600,000	6.40%, 02/14/2035	1,553,655
800,000	6.85%, 03/28/2054	731,904
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	915,390
500,000	3.00%, 01/15/2034	418,750
1,000,000	5.50%, 03/30/2036	1,000,650
1,000,000	3.55%, 03/10/2051	685,470
320,000	5.88%, 08/08/2054(a)	308,282

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Philippine Government International Bond
$ 2,000,000	3.00%, 02/01/2028	$ 1,931,402
1,000,000	5.00%, 07/17/2033	1,009,226
1,000,000	5.50%, 02/04/2035	1,036,717
2,000,000	2.95%, 05/05/2045	1,370,401
1,000,000	Province of Alberta Canada 4.50%, 01/24/2034	996,632
	Province of British Columbia Canada
3,000,000	1.30%, 01/29/2031	2,580,649
800,000	4.80%, 06/11/2035	811,408
	Province of Manitoba Canada
500,000	2.13%, 06/22/2026(a)	490,438
500,000	4.30%, 07/27/2033	492,851
	Province of Ontario Canada
1,000,000	0.63%, 01/21/2026	979,891
1,000,000	1.13%, 10/07/2030	862,345
1,500,000	1.80%, 10/14/2031	1,300,614
800,000	4.85%, 06/11/2035	815,292
3,200,000	Province of Quebec Canada 1.35%, 05/28/2030	2,823,793
1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	685,148
	Republic of Poland Government International Bond
500,000	5.50%, 11/16/2027	516,422
1,000,000	5.75%, 11/16/2032	1,055,133
1,000,000	5.38%, 02/12/2035	1,018,189
	Svensk Exportkredit AB
1,000,000	4.13%, 06/14/2028	1,007,692
1,000,000	4.88%, 10/04/2030	1,040,483
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	499,005
1,500,000	5.44%, 02/14/2037	1,533,255
500,000	4.98%, 04/20/2055	442,610
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.75% (Cost $122,400,979)		$117,702,969
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.71%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	488,791
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	294,387
	Series 2019-BN20 Class ASB
1,874,418	2.93%, 09/15/2062	1,812,333
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-BNK48 Class A5
$ 1,000,000	5.05%, 10/15/2057	$ 1,004,858
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,938,971
	Barclays Commercial Mortgage Securities Trust
	Series 2021-C10 Class A5
1,500,000	2.49%, 07/15/2054	1,341,703
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	869,643
	Benchmark Mortgage Trust
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(d)	1,082,865
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,170,697
	Series 2019-B9 Class A4
642,574	3.75%, 03/15/2052	628,575
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	275,907
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	879,983
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	976,646
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
380,559	3.76%, 06/10/2048	373,405
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	2,073,898
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	232,482
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,796,837
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(d)	3,060,494
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	932,641
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	598,588

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	$ 1,530,441
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	985,951
	Wells Fargo Commercial Mortgage Trust
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,234,806
	Series 2020-C55 Class A5
1,000,000	2.73%, 02/15/2053	919,229
		30,504,131
U.S. Government Agency — 25.32%
	Federal Home Loan Mortgage Corp
24,376	4.00%, 05/01/2026	24,275
24,691	3.00%, 01/01/2027	24,422
795	7.50%, 05/01/2027	802
122,723	2.50%, 11/01/2028	120,109
78,305	3.00%, 01/01/2029	77,025
284,749	3.00%, 02/01/2029	279,373
4,114	6.50%, 04/01/2029	4,254
798	7.50%, 08/01/2030	826
890,762	2.50%, 12/01/2031	857,670
159,667	2.50%, 02/01/2032	153,513
102,201	3.50%, 04/01/2032	100,259
26,253	6.50%, 11/01/2032	27,144
158,097	3.00%, 04/01/2033	154,069
90,246	3.50%, 05/01/2033	88,838
126,389	3.50%, 06/01/2033	123,535
190,093	4.00%, 07/01/2033	189,477
734,297	3.00%, 01/01/2034	712,806
95,409	3.50%, 03/01/2034	93,869
190,722	4.00%, 06/01/2034	188,790
157,894	3.50%, 09/01/2034	153,447
255,531	2.00%, 10/01/2034	235,708
521,129	3.00%, 12/01/2034	502,681
623,460	2.50%, 02/01/2035	587,483
160,959	2.50%, 03/01/2035	150,520
424,921	1.50%, 07/01/2035	379,746
1,354,326	2.00%, 07/01/2035	1,245,020
402,484	3.00%, 07/01/2035	385,751
582,076	2.00%, 08/01/2035	535,100
1,071,839	1.50%, 10/01/2035	957,854
801,209	2.00%, 10/01/2035	736,539
1,241,964	1.50%, 12/01/2035	1,109,890
122,289	2.00%, 12/01/2035	112,416
1,261,104	2.00%, 01/01/2036	1,159,279
1,133,407	1.50%, 02/01/2036	1,010,047
395,136	2.00%, 02/01/2036	362,006
1,245,246	2.50%, 02/01/2036	1,167,939
243,691	2.00%, 03/01/2036	223,259
6,178	6.00%, 03/01/2036	6,483
6,772	6.00%, 04/01/2036	7,108
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 462,236	1.00%, 05/01/2036	$ 402,702
426,392	1.50%, 05/01/2036	379,975
1,854,126	2.00%, 05/01/2036	1,696,924
225,041	1.50%, 06/01/2036	201,106
25,707	5.00%, 06/01/2036	26,094
1,058,412	1.50%, 07/01/2036	943,173
197,697	1.00%, 08/01/2036	172,229
681,990	1.50%, 09/01/2036	607,122
625,460	2.00%, 09/01/2036	572,125
505,477	3.00%, 09/01/2036	479,363
2,698,028	2.00%, 10/01/2036	2,467,692
1,762,746	2.50%, 10/01/2036	1,647,836
2,037,587	1.50%, 12/01/2036	1,811,912
868,380	1.50%, 01/01/2037	772,195
322,826	1.50%, 03/01/2037	286,865
1,181,670	2.00%, 03/01/2037	1,088,372
941,266	2.00%, 04/01/2037	859,961
366,899	1.50%, 05/01/2037	326,147
1,111,088	1.50%, 06/01/2037	987,315
301,404	4.00%, 07/01/2037	295,559
340,312	5.00%, 10/01/2037	343,214
155,297	4.50%, 11/01/2037	154,507
11,493	5.50%, 11/01/2037	11,792
171,588	4.00%, 12/01/2037	167,840
487,740	4.50%, 12/01/2037	484,658
8,129	5.50%, 12/01/2037	8,218
501,214	3.50%, 01/01/2038	483,662
266,541	4.00%, 05/01/2038	260,803
243,714	5.50%, 07/01/2038	248,376
72,366	3.50%, 10/01/2038	69,678
251,996	5.50%, 11/01/2038	256,817
784,026	6.00%, 07/01/2039	806,549
57,596	5.00%, 12/01/2039	58,383
598,532	3.00%, 02/01/2040	556,497
128,307	5.00%, 02/01/2040	130,061
893,845	5.50%, 03/01/2040	910,139
111,334	5.00%, 05/01/2040	112,856
199,667	2.50%, 07/01/2040	181,306
171,368	2.50%, 08/01/2040	155,539
54,594	5.00%, 08/01/2040	55,341
1,034,406	2.00%, 10/01/2040	895,108
331,479	1.50%, 11/01/2040	276,591
431,582	2.00%, 12/01/2040	372,509
653,407	2.50%, 12/01/2040	585,581
499,883	4.00%, 02/01/2041	483,675
644,178	2.00%, 03/01/2041	554,862
82,923	4.00%, 04/01/2041	80,180
215,886	1.50%, 05/01/2041	178,806
1,114,411	2.00%, 07/01/2041	961,039
301,570	2.50%, 07/01/2041	269,569
449,753	2.00%, 08/01/2041	387,807
1,468,451	2.00%, 10/01/2041	1,262,866
531,290	2.00%, 11/01/2041	457,833
562,826	1.50%, 12/01/2041	464,744
620,627	2.50%, 04/01/2042	550,004
414,454	2.50%, 09/01/2042	368,839
259,112	3.50%, 11/01/2042	243,320
211,992	3.50%, 05/01/2043	199,094

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 317,459	4.00%, 11/01/2043	$ 306,003
307,496	3.50%, 11/01/2044	286,523
995,010	3.00%, 04/01/2045	888,880
538,532	3.00%, 08/01/2045	480,531
328,237	3.50%, 10/01/2045	305,101
883,878	3.50%, 04/01/2046	818,172
1,668,222	3.00%, 08/01/2046	1,482,010
2,796,376	3.00%, 01/01/2047	2,483,935
2,164,673	3.00%, 02/01/2047	1,920,779
907,423	3.50%, 02/01/2047	835,508
846,756	4.00%, 02/01/2047	815,625
438,156	2.50%, 03/01/2047	373,954
981,265	3.50%, 07/01/2047	920,538
1,011,189	4.00%, 08/01/2047	957,583
431,949	3.50%, 11/01/2047	396,752
417,657	4.00%, 11/01/2047	395,861
253,850	4.50%, 01/01/2048	246,469
921,761	3.50%, 02/01/2048	845,418
312,789	4.00%, 03/01/2048	296,089
946,641	3.50%, 08/01/2048	860,763
174,862	4.00%, 08/01/2048	165,502
107,205	4.50%, 08/01/2048	104,091
125,107	4.00%, 09/01/2048	118,449
2,525,052	4.00%, 11/01/2048	2,388,539
55,069	4.00%, 01/01/2049	52,146
965,640	4.50%, 03/01/2049	949,833
1,013,460	3.50%, 05/01/2049	935,165
3,585,716	3.50%, 06/01/2049	3,267,949
422,370	5.50%, 06/01/2049	430,980
310,970	4.50%, 08/01/2049	302,328
413,867	5.00%, 08/01/2049	413,074
1,335,888	3.00%, 09/01/2049	1,170,937
396,738	4.00%, 09/01/2049	373,894
665,112	2.50%, 10/01/2049	558,729
281,585	3.00%, 10/01/2049	248,850
59,048	3.50%, 10/01/2049	53,731
149,659	4.00%, 10/01/2049	141,088
821,968	4.50%, 11/01/2049	799,040
1,608,290	3.50%, 12/01/2049	1,475,065
341,853	3.50%, 01/01/2050	314,025
1,236,130	3.00%, 02/01/2050	1,089,594
122,235	3.00%, 03/01/2050	107,516
148,028	5.00%, 03/01/2050	147,680
322,638	3.00%, 04/01/2050	282,623
486,373	3.50%, 04/01/2050	443,727
1,434,295	2.50%, 05/01/2050	1,204,998
572,057	4.00%, 05/01/2050	538,301
3,304,540	2.50%, 07/01/2050	2,768,326
84,006	4.00%, 07/01/2050	78,964
654,988	4.50%, 07/01/2050	631,456
1,115,167	2.00%, 08/01/2050	885,299
2,503,257	3.00%, 08/01/2050	2,190,252
5,308,704	2.00%, 09/01/2050	4,238,169
2,498,612	2.50%, 09/01/2050	2,094,529
2,970,247	3.00%, 09/01/2050	2,595,730
156,511	3.50%, 09/01/2050	142,453
83,675	4.00%, 09/01/2050	78,653
797,065	2.00%, 10/01/2050	639,191
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 845,536	2.50%, 10/01/2050	$ 708,935
3,071,151	3.00%, 10/01/2050	2,685,472
2,066,410	1.50%, 11/01/2050	1,556,385
6,282,455	2.00%, 11/01/2050	5,010,116
836,085	2.50%, 11/01/2050	703,397
1,713,899	1.50%, 12/01/2050	1,289,815
4,413,185	2.00%, 12/01/2050	3,517,171
405,552	3.00%, 12/01/2050	354,539
6,550,876	2.00%, 01/01/2051	5,224,937
6,212,222	2.50%, 01/01/2051	5,203,188
3,894,435	1.50%, 03/01/2051	2,937,531
7,806,170	2.00%, 03/01/2051	6,225,357
764,163	1.50%, 04/01/2051	574,920
2,222,505	2.00%, 04/01/2051	1,770,847
503,478	2.50%, 04/01/2051	420,523
3,615,267	2.00%, 05/01/2051	2,881,823
3,928,621	2.50%, 05/01/2051	3,287,277
939,211	1.50%, 06/01/2051	706,796
974,709	3.50%, 06/01/2051	883,485
3,122,453	2.00%, 08/01/2051	2,483,416
1,306,960	2.50%, 08/01/2051	1,087,604
3,979,968	2.50%, 09/01/2051	3,326,213
2,883,863	1.50%, 10/01/2051	2,170,240
9,252,520	2.00%, 10/01/2051	7,353,785
10,680,473	2.50%, 10/01/2051	8,878,867
8,814,720	2.00%, 11/01/2051	7,009,135
6,008,708	2.50%, 11/01/2051	5,003,623
4,972,093	2.00%, 12/01/2051	3,955,601
3,560,407	2.50%, 12/01/2051	2,960,308
3,377,194	3.00%, 12/01/2051	2,941,490
2,042,304	2.00%, 01/01/2052	1,621,551
6,037,202	2.50%, 01/01/2052	5,069,933
774,914	3.00%, 01/01/2052	670,896
654,560	2.00%, 02/01/2052	518,389
1,947,498	2.50%, 02/01/2052	1,630,864
3,482,201	2.00%, 03/01/2052	2,774,947
2,791,719	3.00%, 03/01/2052	2,426,737
340,785	3.50%, 03/01/2052	308,858
4,309,970	2.50%, 04/01/2052	3,585,113
273,484	3.00%, 04/01/2052	240,320
1,906,724	3.50%, 04/01/2052	1,720,723
5,941,355	3.00%, 05/01/2052	5,149,960
1,278,666	4.00%, 05/01/2052	1,191,153
860,358	3.00%, 06/01/2052	750,228
4,161,973	3.50%, 06/01/2052	3,762,836
488,672	4.50%, 06/01/2052	468,281
1,879,680	2.50%, 07/01/2052	1,561,971
332,915	3.50%, 07/01/2052	303,381
546,923	4.50%, 07/01/2052	524,028
244,185	5.00%, 07/01/2052	241,192
601,513	3.50%, 08/01/2052	548,484
3,839,800	4.00%, 08/01/2052	3,577,797
2,605,877	2.50%, 09/01/2052	2,161,693
490,628	4.00%, 09/01/2052	460,950
6,584,768	4.50%, 09/01/2052	6,316,223
2,412,259	5.00%, 09/01/2052	2,375,867
3,021,511	3.50%, 10/01/2052	2,724,911
1,973,252	4.00%, 10/01/2052	1,840,886

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 424,358	4.50%, 10/01/2052	$ 408,151
464,849	5.00%, 10/01/2052	459,888
370,846	5.50%, 10/01/2052	371,747
235,138	6.00%, 10/01/2052	239,859
484,542	4.50%, 11/01/2052	472,519
2,119,269	5.00%, 11/01/2052	2,087,447
531,799	5.50%, 11/01/2052	534,236
678,955	4.50%, 12/01/2052	650,719
2,857,894	5.00%, 12/01/2052	2,816,933
840,239	5.50%, 12/01/2052	847,182
386,478	6.00%, 12/01/2052	393,885
485,405	5.00%, 01/01/2053	478,211
973,698	5.50%, 01/01/2053	979,434
1,499,909	6.00%, 01/01/2053	1,535,545
623,729	5.50%, 02/01/2053	627,581
223,071	6.50%, 02/01/2053	232,107
648,258	5.00%, 03/01/2053	642,159
523,153	5.50%, 03/01/2053	527,526
573,223	4.50%, 04/01/2053	549,284
1,012,253	5.50%, 04/01/2053	1,019,419
749,269	5.00%, 05/01/2053	739,888
2,636,111	5.50%, 05/01/2053	2,640,340
616,922	4.50%, 06/01/2053	590,607
654,120	5.00%, 06/01/2053	647,402
736,199	5.50%, 06/01/2053	740,063
1,184,062	5.00%, 07/01/2053	1,164,808
393,302	5.50%, 07/01/2053	395,598
584,852	6.00%, 07/01/2053	597,003
1,934,685	5.00%, 08/01/2053	1,900,207
381,547	5.50%, 08/01/2053	382,012
878,479	6.00%, 08/01/2053	900,430
297,840	6.50%, 08/01/2053	312,156
355,998	5.00%, 09/01/2053	349,924
611,975	6.50%, 09/01/2053	635,628
1,586,069	5.50%, 10/01/2053	1,587,797
5,617,493	6.00%, 10/01/2053	5,729,815
765,131	6.50%, 10/01/2053	790,800
1,067,115	5.00%, 11/01/2053	1,048,005
538,301	5.50%, 11/01/2053	539,392
359,408	6.00%, 11/01/2053	372,274
781,784	6.50%, 11/01/2053	815,253
1,108,226	5.50%, 12/01/2053	1,109,005
3,019,787	6.00%, 01/01/2054	3,084,104
467,131	7.00%, 01/01/2054	494,867
1,448,200	5.50%, 02/01/2054	1,465,864
1,512,089	6.50%, 03/01/2054	1,570,997
349,832	7.00%, 04/01/2054	368,830
2,998,492	6.50%, 05/01/2054	3,102,528
2,541,267	5.50%, 06/01/2054	2,541,745
1,487,310	5.00%, 08/01/2054	1,458,040
8,674,917	6.00%, 08/01/2054	8,817,752
1,302,510	6.50%, 08/01/2054	1,345,299
4,606,385	5.50%, 09/01/2054	4,607,250
3,473,379	6.00%, 09/01/2054	3,530,484
877,941	6.50%, 09/01/2054	906,783
952,186	5.00%, 10/01/2054	933,521
2,447,659	5.50%, 10/01/2054	2,448,118
849,402	6.50%, 10/01/2054	877,306
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,406,378	5.00%, 11/01/2054	$ 4,320,002
7,536,357	5.50%, 11/01/2054	7,537,774
903,442	6.00%, 11/01/2054	918,584
2,627,702	4.50%, 12/01/2054	2,514,301
1,629,323	5.00%, 12/01/2054	1,597,384
3,620,167	5.50%, 12/01/2054	3,620,847
803,278	5.00%, 01/01/2055	787,469
775,526	5.50%, 01/01/2055	775,672
2,244,256	5.00%, 02/01/2055	2,200,089
1,615,580	6.00%, 02/01/2055	1,642,307
879,299	7.00%, 02/01/2055	927,052
3,017,085	6.50%, 06/01/2055	3,116,199
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
935,270	3.15%, 11/25/2025	929,840
	Series K061 Class A2
1,812,125	3.35%, 11/25/2026(d)	1,790,907
	Series K067 Classs A2
1,100,000	3.19%, 07/25/2027	1,080,470
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(d)	1,486,912
	Series K087 Class A2
1,565,000	3.77%, 12/25/2028	1,551,258
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,091,458
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,384,232
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	938,289
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,896,865
	Series K104 Class A2
300,000	2.25%, 01/25/2030	277,487
	Series K127 Class A2
500,000	2.11%, 01/25/2031	448,078
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,565,399
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,846,780
	Series K-157 Class A2
2,954,000	4.20%, 05/25/2033	2,903,367
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	464,071
	Series.K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,734,418
	Federal National Mortgage Association
446,075	2.50%, 06/01/2028	436,006
5,894	6.00%, 01/01/2029	6,033
120,439	3.00%, 03/01/2029	118,039
79,761	3.50%, 04/01/2029	78,864
49,238	3.50%, 09/01/2029	48,668
82,658	4.00%, 09/01/2030	82,096
245,197	3.00%, 10/01/2030	239,473
23,747	8.00%, 10/01/2030	23,816
591,214	2.50%, 09/01/2031	569,204

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 152,438	2.00%, 10/01/2031	$ 144,922
76,340	3.50%, 01/01/2032	74,844
521,694	3.50%, 02/01/2032	512,811
22,196	6.50%, 06/01/2032	22,926
234,041	3.00%, 08/01/2032	227,354
21,247	6.50%, 08/01/2032	21,945
698,009	3.00%, 10/01/2032	673,655
60,956	3.00%, 11/01/2032	59,112
185,405	2.50%, 01/01/2033	179,685
263,946	3.00%, 02/01/2033	254,168
65,519	5.50%, 03/01/2033	65,948
291,058	3.00%, 04/01/2033	279,279
13,094	5.00%, 09/01/2033	13,261
1,142,097	3.00%, 12/01/2033	1,109,908
16,265	5.50%, 01/01/2034	16,637
105,544	4.00%, 02/01/2034	104,419
155,070	3.50%, 03/01/2034	152,405
52,331	5.50%, 03/01/2034	52,654
58,832	5.50%, 05/01/2034	60,427
160,176	3.50%, 07/01/2034	158,324
142,723	2.50%, 09/01/2034	134,662
154,231	3.00%, 02/01/2035	148,421
17,823	5.50%, 02/01/2035	18,274
217,946	3.00%, 03/01/2035	208,547
637,556	3.00%, 04/01/2035	611,055
186,840	5.00%, 05/01/2035	189,383
554,809	2.00%, 06/01/2035	510,034
553,103	2.50%, 06/01/2035	521,808
227,069	3.50%, 06/01/2035	220,675
227,764	1.50%, 07/01/2035	203,547
4,168	5.00%, 07/01/2035	4,225
399,834	2.00%, 09/01/2035	367,337
161,362	3.50%, 09/01/2035	158,424
41,598	5.00%, 09/01/2035	42,116
605,764	1.50%, 10/01/2035	540,976
42,883	5.00%, 10/01/2035	43,493
33,385	6.00%, 10/01/2035	34,996
33,414	5.50%, 11/01/2035	34,471
1,401,568	2.00%, 12/01/2035	1,288,411
665,727	2.00%, 01/01/2036	609,912
667,446	2.50%, 01/01/2036	625,585
671,584	1.50%, 02/01/2036	598,494
1,897,541	2.00%, 02/01/2036	1,739,443
307,451	3.50%, 04/01/2036	296,496
42,491	6.00%, 04/01/2036	44,564
692,390	1.50%, 05/01/2036	617,020
1,130,140	2.00%, 05/01/2036	1,035,368
542,565	2.50%, 05/01/2036	507,851
1,586,630	2.00%, 06/01/2036	1,453,566
3,407,840	2.50%, 06/01/2036	3,189,780
846,596	1.50%, 07/01/2036	753,421
291,436	2.50%, 07/01/2036	272,641
232,890	1.50%, 08/01/2036	208,123
401,086	2.00%, 08/01/2036	369,796
3,160	6.50%, 08/01/2036	3,286
1,247,638	1.50%, 09/01/2036	1,110,679
1,799,236	2.00%, 09/01/2036	1,646,186
140,062	1.00%, 10/01/2036	121,671
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,497,699	1.50%, 10/01/2036	$ 2,224,978
594,721	2.00%, 10/01/2036	544,087
305,661	2.50%, 10/01/2036	285,523
1,032,293	1.50%, 11/01/2036	917,334
3,395,849	2.00%, 11/01/2036	3,109,906
308,922	2.50%, 11/01/2036	288,760
25,256	5.50%, 11/01/2036	26,066
420,276	1.50%, 12/01/2036	373,730
393,632	6.00%, 12/01/2036	411,386
1,586,357	1.50%, 01/01/2037	1,409,672
1,612,984	2.00%, 01/01/2037	1,474,187
613,164	3.00%, 01/01/2037	582,913
1,178,886	2.00%, 02/01/2037	1,080,896
1,037,363	2.00%, 03/01/2037	953,551
809,950	2.00%, 04/01/2037	739,989
795,396	3.00%, 04/01/2037	758,352
477,944	3.50%, 07/01/2037	463,273
18,432	5.00%, 07/01/2037	18,616
362,520	2.50%, 08/01/2037	338,408
107,191	5.50%, 08/01/2037	110,537
530,833	3.00%, 09/01/2037	506,103
337,236	4.00%, 12/01/2037	330,021
187,814	5.50%, 01/01/2038	192,768
470,118	2.50%, 02/01/2038	438,855
88,086	6.00%, 03/01/2038	92,334
43,407	5.50%, 07/01/2038	44,729
276,215	5.00%, 09/01/2038	278,454
29,727	2.50%, 05/01/2039	27,503
26,868	6.00%, 05/01/2039	28,167
191,315	4.50%, 08/01/2039	190,880
237,766	5.00%, 08/01/2039	240,722
799,717	5.00%, 09/01/2039	805,557
187,349	5.00%, 12/01/2039	189,703
99,274	4.50%, 03/01/2040	99,028
486,725	2.50%, 05/01/2040	442,594
595,659	3.00%, 05/01/2040	566,189
1,556,923	2.00%, 06/01/2040	1,350,543
142,977	5.00%, 06/01/2040	144,755
116,529	4.50%, 08/01/2040	116,179
418,269	2.00%, 09/01/2040	365,521
232,688	2.50%, 09/01/2040	211,207
541,026	3.00%, 09/01/2040	509,661
777,377	2.00%, 11/01/2040	673,100
75,903	4.50%, 11/01/2040	75,668
105,279	5.00%, 11/01/2040	106,588
264,672	1.50%, 01/01/2041	220,087
465,886	2.00%, 02/01/2041	402,067
958,596	4.00%, 02/01/2041	925,989
396,787	4.50%, 03/01/2041	394,760
377,505	2.00%, 04/01/2041	325,256
208,869	2.00%, 05/01/2041	179,573
295,917	5.00%, 05/01/2041	299,599
295,281	2.00%, 06/01/2041	254,676
711,811	2.00%, 08/01/2041	613,694
491,412	1.50%, 09/01/2041	406,086
967,527	2.50%, 09/01/2041	863,653
658,304	1.50%, 10/01/2041	543,794
895,074	2.00%, 10/01/2041	771,413

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 801,039	2.50%, 10/01/2041	$ 714,397
137,118	4.50%, 10/01/2041	136,384
1,225,084	1.50%, 12/01/2041	1,011,597
690,835	2.00%, 12/01/2041	594,677
389,228	3.50%, 12/01/2041	365,661
378,882	4.00%, 01/01/2042	365,917
812,666	2.00%, 03/01/2042	698,028
1,019,248	1.50%, 04/01/2042	836,570
399,056	3.00%, 06/01/2042	360,882
393,414	3.50%, 08/01/2042	366,405
241,154	3.00%, 09/01/2042	218,305
616,814	3.00%, 12/01/2042	557,600
655,072	3.00%, 02/01/2043	593,693
302,689	5.00%, 03/01/2043	302,726
275,486	3.00%, 04/01/2043	248,870
510,340	3.50%, 04/01/2043	476,979
1,140,186	3.50%, 05/01/2043	1,068,655
127,566	4.00%, 07/01/2043	122,666
507,358	3.00%, 08/01/2043	458,023
289,712	3.50%, 08/01/2043	271,657
131,639	4.00%, 09/01/2043	126,582
300,011	3.50%, 08/01/2044	280,592
520,045	4.00%, 08/01/2044	497,733
170,712	4.00%, 06/01/2045	161,991
1,256,529	2.50%, 07/01/2045	1,070,501
1,057,767	3.50%, 07/01/2045	982,107
378,645	3.50%, 11/01/2045	350,078
731,836	1.50%, 02/01/2046	563,328
1,081,317	3.50%, 02/01/2046	999,159
608,434	4.00%, 03/01/2046	581,086
1,172,382	3.00%, 06/01/2046	1,042,260
1,344,204	3.00%, 09/01/2046	1,194,022
924,312	4.00%, 09/01/2046	884,483
295,788	2.50%, 10/01/2046	252,823
1,189,006	3.00%, 10/01/2046	1,059,383
234,117	4.00%, 10/01/2046	221,854
669,844	3.00%, 12/01/2046	594,106
324,691	3.50%, 12/01/2046	298,765
1,069,069	3.50%, 01/01/2047	984,037
199,257	4.00%, 03/01/2047	187,063
297,672	4.00%, 06/01/2047	279,409
233,837	4.00%, 07/01/2047	219,489
3,911,510	3.50%, 10/01/2047	3,591,181
667,736	4.00%, 10/01/2047	631,816
808,708	4.50%, 02/01/2048	786,355
606,892	3.50%, 05/01/2048	555,102
277,586	4.50%, 05/01/2048	270,833
264,110	4.00%, 10/01/2048	249,631
288,866	4.00%, 11/01/2048	273,277
2,104,671	4.50%, 11/01/2048	2,047,270
241,932	5.00%, 11/01/2048	241,356
1,118,244	4.00%, 01/01/2049	1,054,760
303,270	4.50%, 02/01/2049	294,180
472,354	3.50%, 03/01/2049	435,465
735,800	3.50%, 05/01/2049	683,718
953,345	3.50%, 06/01/2049	877,650
1,793,957	4.00%, 06/01/2049	1,690,661
881,376	3.50%, 07/01/2049	812,252
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,350,364	4.00%, 07/01/2049	$ 2,222,549
756,485	4.50%, 07/01/2049	734,525
1,199,066	3.50%, 08/01/2049	1,096,075
857,942	4.00%, 08/01/2049	806,307
334,425	3.00%, 09/01/2049	293,750
781,933	3.50%, 09/01/2049	712,131
270,362	4.50%, 09/01/2049	262,849
664,686	4.50%, 10/01/2049	645,383
1,101,837	3.50%, 11/01/2049	1,014,034
3,245,317	3.00%, 12/01/2049	2,848,189
935,141	3.50%, 12/01/2049	854,448
2,184,751	2.50%, 01/01/2050	1,835,637
685,494	3.00%, 01/01/2050	604,231
307,848	4.00%, 01/01/2050	288,434
2,971,249	3.00%, 02/01/2050	2,609,488
422,116	4.50%, 02/01/2050	407,831
2,437,818	3.00%, 03/01/2050	2,126,816
527,359	3.50%, 03/01/2050	479,301
783,188	4.00%, 03/01/2050	741,285
395,487	3.00%, 04/01/2050	346,232
1,155,814	4.50%, 04/01/2050	1,135,560
1,247,680	2.50%, 05/01/2050	1,047,752
625,067	3.50%, 05/01/2050	568,752
6,695,291	2.50%, 06/01/2050	5,626,424
274,058	4.00%, 06/01/2050	257,681
137,752	4.50%, 06/01/2050	132,963
345,501	2.50%, 07/01/2050	290,379
2,894,171	3.00%, 07/01/2050	2,527,267
452,903	4.00%, 07/01/2050	425,135
3,615,849	2.00%, 08/01/2050	2,883,000
3,483,296	2.50%, 08/01/2050	2,930,704
544,364	4.00%, 08/01/2050	514,145
2,262,138	2.00%, 09/01/2050	1,817,655
952,385	2.50%, 09/01/2050	798,081
1,114,644	3.00%, 09/01/2050	974,851
397,779	1.50%, 10/01/2050	299,353
3,003,476	2.50%, 10/01/2050	2,524,386
912,975	3.00%, 10/01/2050	809,202
2,550,099	1.50%, 11/01/2050	1,920,718
3,954,669	2.00%, 11/01/2050	3,164,755
547,583	2.50%, 11/01/2050	458,648
961,977	4.00%, 11/01/2050	914,968
4,730,588	2.00%, 12/01/2050	3,775,768
714,653	2.50%, 12/01/2050	593,461
2,593,140	3.00%, 12/01/2050	2,271,671
74,670	4.00%, 12/01/2050	69,977
3,571,666	1.50%, 01/01/2051	2,688,776
15,745,652	2.00%, 01/01/2051	12,553,723
1,808,138	2.50%, 01/01/2051	1,519,790
470,492	3.50%, 01/01/2051	428,231
9,467,651	2.00%, 02/01/2051	7,549,665
1,292,377	2.50%, 02/01/2051	1,078,996
242,257	4.00%, 02/01/2051	228,220
690,978	2.00%, 03/01/2051	547,249
402,861	3.50%, 03/01/2051	368,583
1,004,354	1.50%, 04/01/2051	755,460
4,992,900	2.50%, 04/01/2051	4,194,692
1,009,020	3.00%, 04/01/2051	896,701

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,120,318	2.00%, 05/01/2051	$ 2,475,115
6,673,257	3.00%, 05/01/2051	5,827,196
654,002	1.50%, 06/01/2051	492,031
416,698	2.00%, 06/01/2051	330,024
3,058,966	2.50%, 06/01/2051	2,553,053
726,780	3.00%, 06/01/2051	642,989
15,927,889	2.00%, 07/01/2051	12,674,833
2,948,511	2.00%, 08/01/2051	2,349,040
2,190,500	2.50%, 08/01/2051	1,823,005
628,239	3.00%, 08/01/2051	546,587
2,270,765	1.50%, 09/01/2051	1,709,442
9,056,925	2.00%, 09/01/2051	7,202,883
13,782,884	2.50%, 09/01/2051	11,509,036
1,715,439	1.50%, 10/01/2051	1,291,368
14,837,758	2.00%, 10/01/2051	11,849,442
17,134,919	2.50%, 10/01/2051	14,335,376
3,174,408	2.50%, 11/01/2051	2,643,623
5,049,041	3.50%, 11/01/2051	4,587,415
6,563,817	2.00%, 12/01/2051	5,211,573
697,128	2.50%, 12/01/2051	579,145
13,402,669	2.00%, 01/01/2052	10,650,790
3,183,373	2.50%, 01/01/2052	2,648,912
1,898,601	3.00%, 01/01/2052	1,659,541
11,357,730	2.00%, 02/01/2052	9,045,648
1,063,660	2.50%, 02/01/2052	887,765
2,323,238	3.00%, 02/01/2052	2,034,086
521,482	4.00%, 02/01/2052	486,116
3,824,817	2.00%, 03/01/2052	3,062,804
1,982,714	2.50%, 03/01/2052	1,671,965
1,264,858	3.00%, 03/01/2052	1,095,672
3,151,687	2.00%, 04/01/2052	2,503,604
3,875,793	2.50%, 04/01/2052	3,235,499
3,100,162	3.00%, 04/01/2052	2,711,477
379,510	3.50%, 04/01/2052	341,927
976,625	4.00%, 04/01/2052	908,478
832,240	3.00%, 05/01/2052	721,385
3,200,343	3.50%, 05/01/2052	2,894,255
2,642,014	4.00%, 05/01/2052	2,461,805
3,095,163	3.50%, 06/01/2052	2,804,696
6,453,984	4.00%, 06/01/2052	6,037,465
5,386,389	3.00%, 07/01/2052	4,665,186
6,801,941	4.50%, 07/01/2052	6,526,956
981,461	5.00%, 07/01/2052	966,705
516,458	3.50%, 08/01/2052	465,473
1,012,395	4.00%, 09/01/2052	942,702
515,127	5.00%, 09/01/2052	507,754
1,659,931	5.50%, 09/01/2052	1,669,463
1,216,846	4.50%, 10/01/2052	1,171,624
2,042,215	5.00%, 10/01/2052	2,014,258
838,197	4.50%, 11/01/2052	807,993
3,042,796	5.00%, 11/01/2052	3,011,204
740,148	5.50%, 11/01/2052	745,668
1,097,154	4.00%, 12/01/2052	1,022,125
2,758,115	5.50%, 12/01/2052	2,777,887
1,925,189	6.00%, 12/01/2052	1,969,465
685,737	4.00%, 01/01/2053	638,466
1,004,332	4.50%, 01/01/2053	961,968
1,489,486	5.50%, 01/01/2053	1,497,017
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 471,264	6.00%, 01/01/2053	$ 483,355
507,762	6.50%, 01/01/2053	525,465
750,758	5.50%, 02/01/2053	757,477
430,793	6.00%, 02/01/2053	441,571
305,889	7.00%, 02/01/2053	322,501
683,596	6.50%, 03/01/2053	708,929
2,072,597	5.00%, 04/01/2053	2,037,902
1,462,346	5.50%, 04/01/2053	1,464,692
679,253	6.00%, 04/01/2053	692,628
234,920	6.50%, 04/01/2053	244,436
419,658	4.00%, 05/01/2053	390,805
1,552,013	5.00%, 05/01/2053	1,528,147
901,430	5.50%, 05/01/2053	902,857
2,071,724	6.00%, 05/01/2053	2,121,763
912,818	6.50%, 05/01/2053	945,614
1,074,450	4.00%, 06/01/2053	1,000,578
1,816,034	5.00%, 06/01/2053	1,783,671
665,904	4.50%, 07/01/2053	638,002
854,594	5.00%, 07/01/2053	844,339
609,878	5.50%, 07/01/2053	614,656
1,133,019	6.00%, 07/01/2053	1,161,181
966,211	6.50%, 07/01/2053	1,001,649
5,155,341	5.50%, 08/01/2053	5,188,664
396,987	6.00%, 08/01/2053	406,859
640,147	6.50%, 08/01/2053	668,644
613,138	5.50%, 09/01/2053	617,234
2,721,054	6.00%, 09/01/2053	2,772,586
621,727	6.00%, 10/01/2053	634,303
1,805,003	6.50%, 10/01/2053	1,868,510
1,011,195	5.50%, 11/01/2053	1,021,232
1,406,960	6.00%, 11/01/2053	1,442,896
3,083,367	6.50%, 11/01/2053	3,187,751
587,134	7.00%, 12/01/2053	619,020
355,585	5.50%, 01/01/2054	355,835
1,669,680	6.50%, 01/01/2054	1,729,774
1,991,844	7.00%, 01/01/2054	2,103,290
175,611	7.50%, 01/01/2054	187,135
1,212,012	6.50%, 02/01/2054	1,261,589
613,311	7.00%, 02/01/2054	646,619
270,503	7.50%, 02/01/2054	287,802
781,718	6.50%, 03/01/2054	816,158
1,067,574	4.00%, 04/01/2054	993,065
5,552,686	6.00%, 08/01/2054	5,645,750
1,587,589	6.50%, 08/01/2054	1,639,743
4,323,621	6.00%, 09/01/2054	4,394,780
1,479,506	5.00%, 11/01/2054	1,450,390
2,689,439	5.00%, 12/01/2054	2,636,719
4,145,042	5.50%, 12/01/2054	4,145,821
8,379,091	6.00%, 12/01/2054	8,517,144
4,235,753	5.50%, 01/01/2055	4,236,549
924,954	6.50%, 02/01/2055	955,340
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
752,169	2.64%, 12/25/2026(d)	733,534
	Series 2017-M5 Class A2
402,235	3.11%, 04/25/2029(d)	388,532

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2018-M12 Class A2
$ 350,000	3.75%, 08/25/2030(d)	$ 340,971
	Series 2018-M14 Class A2
1,360,797	3.70%, 08/25/2028(d)	1,340,125
	Series 2019-M1 Class A2
1,652,977	3.66%, 09/25/2028(d)	1,627,037
	Series 2019-M22 Class A2
1,933,221	2.52%, 08/25/2029	1,817,309
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	610,133
	Series 21-M12 Class 2A2
1,000,000	2.20%, 05/25/2033(d)	840,012
	Government National Mortgage Association
2,007	3.50%, 02/15/2026	1,997
62,376	5.00%, 11/15/2033	63,614
11,802	5.50%, 12/15/2035	12,027
16,908	5.00%, 12/20/2035	17,053
33,745	6.00%, 01/20/2036	35,225
39,059	5.50%, 02/20/2036	40,091
226,347	2.50%, 05/20/2036	209,183
107,198	2.00%, 06/20/2036	99,016
151,050	2.00%, 12/20/2036	139,508
235,630	5.00%, 06/15/2039	238,746
75,800	4.00%, 05/20/2040	72,485
66,286	4.50%, 07/20/2040	65,771
64,155	4.50%, 09/20/2040	63,618
264,371	4.00%, 10/15/2040	250,386
404,512	4.50%, 07/20/2041	401,371
123,177	4.00%, 09/15/2041	117,266
26,404	4.50%, 12/20/2041	26,264
523,339	2.50%, 12/20/2042	455,317
144,945	3.00%, 02/15/2043	131,412
1,050,095	3.50%, 02/20/2043	982,148
583,123	3.50%, 09/20/2043	544,904
1,550,856	3.50%, 06/20/2044	1,438,012
576,133	3.50%, 10/20/2044	536,699
471,548	4.50%, 11/20/2044	461,101
610,610	4.00%, 02/20/2045	580,115
801,900	3.50%, 07/20/2045	746,270
433,813	3.00%, 08/20/2045	388,847
440,038	4.00%, 08/20/2045	414,292
999,314	3.50%, 10/20/2045	929,984
399,529	3.50%, 12/20/2045	371,336
420,043	3.50%, 02/20/2046	390,908
137,906	4.00%, 03/20/2046	130,849
525,581	3.00%, 08/20/2046	471,834
1,727,902	3.00%, 09/20/2046	1,552,484
1,426,475	3.50%, 10/20/2046	1,323,848
2,129,163	3.00%, 12/20/2046	1,911,093
770,764	3.50%, 12/20/2046	713,374
2,880,381	3.00%, 01/20/2047	2,583,800
933,901	4.50%, 02/20/2047	911,973
3,069,540	3.50%, 04/20/2047	2,840,734
421,035	4.00%, 06/20/2047	396,881
474,362	3.50%, 07/20/2047	438,365
506,690	3.50%, 08/20/2047	468,188
519,754	4.00%, 09/20/2047	486,762
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 364,970	4.50%, 11/15/2047	$ 352,934
1,814,882	3.00%, 02/20/2048	1,627,877
295,771	4.00%, 02/20/2048	278,389
537,657	4.00%, 03/20/2048	506,803
456,500	4.50%, 03/20/2048	445,634
108,612	5.00%, 11/20/2048	108,395
2,055,673	4.00%, 12/20/2048	1,937,691
1,045,237	4.50%, 12/20/2048	1,021,479
215,326	4.50%, 03/20/2049	210,278
750,320	3.50%, 04/20/2049	687,288
271,817	3.50%, 05/20/2049	249,246
1,545,276	4.00%, 05/20/2049	1,451,968
119,175	2.50%, 08/20/2049	101,967
453,715	3.50%, 09/20/2049	415,874
531,869	2.50%, 10/20/2049	454,851
1,361,412	3.00%, 10/20/2049	1,209,296
1,614,309	3.00%, 11/20/2049	1,434,190
116,802	5.00%, 11/20/2049	116,586
494,832	3.00%, 12/20/2049	439,563
1,073,251	3.00%, 01/20/2050	935,159
364,716	2.50%, 02/20/2050	310,690
855,988	3.00%, 02/20/2050	760,110
3,023,975	2.50%, 03/20/2050	2,570,468
1,388,645	3.50%, 04/20/2050	1,272,581
250,424	5.00%, 04/20/2050	249,963
1,560,827	2.50%, 06/20/2050	1,331,898
916,158	4.00%, 06/20/2050	862,109
656,227	3.00%, 07/20/2050	582,299
2,454,676	2.00%, 08/20/2050	1,999,986
3,143,612	2.50%, 08/20/2050	2,676,567
1,554,560	3.00%, 08/20/2050	1,379,428
1,756,653	3.50%, 08/20/2050	1,604,355
155,594	4.00%, 08/20/2050	145,479
364,290	2.50%, 09/20/2050	310,016
519,738	3.50%, 09/20/2050	474,033
3,499,976	2.00%, 10/20/2050	2,850,929
1,171,686	2.50%, 10/20/2050	997,111
2,419,005	3.00%, 10/20/2050	2,147,491
1,757,695	2.50%, 11/20/2050	1,502,425
985,914	3.50%, 11/20/2050	903,616
5,517,449	2.00%, 12/20/2050	4,494,257
3,106,026	2.50%, 12/20/2050	2,642,595
1,592,148	2.00%, 01/20/2051	1,285,333
951,015	2.50%, 01/20/2051	809,034
647,589	4.00%, 01/20/2051	609,079
1,473,717	2.00%, 02/20/2051	1,201,214
3,461,270	2.00%, 03/20/2051	2,819,379
1,620,287	2.50%, 03/20/2051	1,377,734
800,373	1.50%, 04/20/2051	618,744
1,718,017	2.00%, 04/20/2051	1,399,669
1,876,057	2.50%, 06/20/2051	1,594,699
383,516	3.50%, 06/20/2051	350,730
549,253	3.00%, 07/20/2051	486,509
1,061,269	2.00%, 08/20/2051	864,435
643,570	2.50%, 08/20/2051	547,048
1,716,661	3.00%, 08/20/2051	1,520,288
4,466,414	2.00%, 09/20/2051	3,638,012
5,422,297	2.50%, 09/20/2051	4,609,057

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 614,398	2.00%, 10/20/2051	$ 500,443
2,309,604	2.50%, 10/20/2051	1,963,206
1,068,323	3.00%, 10/20/2051	946,031
86,213	5.00%, 10/20/2051	85,470
2,228,748	2.00%, 11/20/2051	1,815,710
1,028,188	2.50%, 11/20/2051	873,976
1,556,117	3.00%, 11/20/2051	1,377,024
1,345,231	3.50%, 11/20/2051	1,229,110
4,106,016	2.00%, 12/20/2051	3,344,419
10,876,408	2.50%, 12/20/2051	9,245,096
8,685,450	2.00%, 01/20/2052	7,074,423
625,876	2.50%, 01/20/2052	532,004
1,662,278	3.00%, 01/20/2052	1,471,382
1,954,272	2.00%, 02/20/2052	1,592,030
878,103	2.50%, 02/20/2052	746,399
1,399,947	3.00%, 02/20/2052	1,239,102
3,663,398	2.00%, 03/20/2052	2,983,871
301,226	3.00%, 03/20/2052	266,609
3,942,639	2.50%, 04/20/2052	3,351,286
2,718,976	3.00%, 04/20/2052	2,405,870
1,835,262	4.00%, 04/20/2052	1,713,994
1,729,756	3.00%, 05/20/2052	1,530,564
1,414,124	3.50%, 05/20/2052	1,289,943
1,421,254	3.50%, 06/20/2052	1,296,666
1,763,545	4.00%, 06/20/2052	1,647,738
2,227,448	4.50%, 06/20/2052	2,149,607
1,594,104	3.50%, 07/20/2052	1,454,117
948,863	5.50%, 07/20/2052	958,083
2,660,712	5.00%, 08/20/2052	2,627,942
405,638	3.50%, 09/20/2052	369,890
1,481,285	4.00%, 09/20/2052	1,384,391
1,531,483	4.50%, 09/20/2052	1,478,584
334,590	5.50%, 09/20/2052	338,200
1,118,237	4.00%, 10/20/2052	1,047,105
2,498,318	4.50%, 10/20/2052	2,412,539
1,300,410	5.00%, 10/20/2052	1,284,394
1,465,960	3.50%, 11/20/2052	1,338,809
947,521	4.50%, 11/20/2052	914,408
482,414	5.00%, 11/20/2052	476,299
762,278	5.50%, 11/20/2052	770,502
293,087	4.50%, 12/20/2052	282,693
1,486,720	5.00%, 12/20/2052	1,469,096
1,125,139	5.50%, 12/20/2052	1,136,170
385,529	6.00%, 12/20/2052	394,074
1,088,629	4.00%, 01/20/2053	1,017,791
1,198,427	5.00%, 01/20/2053	1,182,801
1,804,362	6.00%, 01/20/2053	1,832,918
504,187	6.50%, 01/20/2053	519,864
1,008,901	4.00%, 02/20/2053	942,216
505,126	4.50%, 02/20/2053	486,689
238,974	5.50%, 02/20/2053	240,609
836,802	5.00%, 04/20/2053	826,747
3,541,797	5.50%, 04/20/2053	3,564,985
206,002	6.00%, 04/20/2053	210,427
1,938,344	4.50%, 05/20/2053	1,865,791
2,838,470	5.00%, 05/20/2053	2,797,379
189,311	6.50%, 05/20/2053	194,786
315,188	3.00%, 06/20/2053	278,901
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 309,962	4.50%, 06/20/2053	$ 298,010
217,688	5.00%, 06/20/2053	214,860
883,753	5.50%, 06/20/2053	889,279
523,459	6.50%, 06/20/2053	539,162
2,140,646	5.00%, 07/20/2053	2,108,117
2,144,504	5.50%, 07/20/2053	2,158,333
1,016,550	6.00%, 07/20/2053	1,037,448
408,813	6.50%, 07/20/2053	420,995
364,832	4.50%, 08/20/2053	350,389
353,772	5.00%, 08/20/2053	348,269
1,571,286	6.00%, 08/20/2053	1,603,227
3,152,765	5.50%, 09/20/2053	3,174,337
2,120,540	6.00%, 09/20/2053	2,163,646
189,702	6.50%, 09/20/2053	195,258
1,525,060	6.00%, 10/20/2053	1,555,710
215,268	6.50%, 10/20/2053	221,550
412,629	7.00%, 10/20/2053	427,459
136,849	7.50%, 10/20/2053	141,987
366,880	5.00%, 11/20/2053	361,456
387,920	6.50%, 11/20/2053	398,776
611,694	6.50%, 12/20/2053	628,812
329,857	7.00%, 12/20/2053	342,011
987,819	3.00%, 01/20/2054	877,149
1,709,473	5.50%, 01/20/2054	1,716,962
582,801	6.50%, 01/20/2054	599,413
2,010,536	4.50%, 04/20/2054	1,926,371
956,981	5.00%, 04/20/2054	940,470
964,691	5.50%, 05/20/2054	967,780
1,655,532	6.00%, 07/20/2054	1,683,417
1,021,831	6.50%, 07/20/2054	1,050,426
846,813	6.00%, 08/20/2054	860,505
973,386	5.00%, 09/20/2054	956,742
2,839,175	5.50%, 09/20/2054	2,846,747
4,082,214	6.00%, 09/20/2054	4,145,669
414,806	6.50%, 09/20/2054	426,414
1,313,081	7.00%, 09/20/2054	1,356,216
1,079,263	4.00%, 10/20/2054	1,003,911
1,018,936	4.50%, 10/20/2054	975,754
3,127,819	5.00%, 10/20/2054	3,074,334
2,905,963	5.50%, 10/20/2054	2,911,999
937,265	6.00%, 10/20/2054	951,984
1,042,212	4.50%, 11/20/2054	998,043
2,511,761	5.00%, 11/20/2054	2,468,810
1,827,700	6.50%, 11/20/2054	1,878,848
1,588,185	4.50%, 12/20/2054	1,520,878
3,190,191	5.00%, 12/20/2054	3,135,639
5,342,696	5.50%, 12/20/2054	5,352,972
1,490,699	6.00%, 12/20/2054	1,513,633
1,601,569	4.50%, 01/20/2055	1,533,689
1,037,523	5.00%, 01/20/2055	1,019,779
1,914,853	5.50%, 01/20/2055	1,918,828
491,557	6.00%, 01/20/2055	499,120
490,000	6.50%, 06/20/2055	503,713
		1,084,050,906
TOTAL MORTGAGE-BACKED SECURITIES — 26.03% (Cost $1,196,222,156)		$1,114,555,037

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
MUNICIPAL BONDS AND NOTES
$ 750,000	City of Houston Texas Combined Utility System Revenue Series B 3.83%, 05/15/2028	$ 747,396
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,293,292
2,000,000	Port of Morrow Oregon 2.99%, 09/01/2036	1,715,302
794,020	State of Illinois 5.10%, 06/01/2033	796,389
1,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	947,102
TOTAL MUNICIPAL BONDS AND NOTES — 0.13% (Cost $5,932,382)		$5,499,481
U.S. GOVERNMENT AGENCY BONDS AND NOTES
2,000,000	Federal Farm Credit Bank Funding Corp 4.13%, 12/12/2025	1,995,761
	Federal Home Loan Bank
4,000,000	1.00%, 10/07/2026	3,850,929
1,000,000	1.25%, 12/21/2026	962,711
5,000,000	3.25%, 11/16/2028	4,931,840
2,000,000	Federal Home Loan Mortgage Corp 4.55%, 02/11/2028	2,000,708
	Federal National Mortgage Association
5,000,000	2.13%, 04/24/2026(a)	4,921,765
4,000,000	0.88%, 08/05/2030	3,455,894
	Tennessee Valley Authority
1,000,000	1.50%, 09/15/2031(a)	858,956
1,200,000	4.88%, 05/15/2035(a)	1,226,455
1,000,000	4.25%, 09/15/2052	831,348
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.58% (Cost $25,583,917)		$25,036,367
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
12,500,000	0.75%, 04/30/2026	12,161,255
40,000,000	0.75%, 05/31/2026	38,821,876
17,100,000	4.88%, 05/31/2026	17,222,239
39,000,000	0.88%, 06/30/2026	37,813,242
3,500,000	4.63%, 06/30/2026	3,520,508
37,300,000	0.63%, 07/31/2026	35,984,301
32,642,000	0.75%, 08/31/2026	31,460,002
25,000,000	2.00%, 11/15/2026	24,375,977
31,000,000	1.25%, 12/31/2026	29,841,133
36,500,000	1.50%, 01/31/2027	35,206,816
11,100,000	0.63%, 03/31/2027	10,514,648
11,000,000	0.50%, 04/30/2027	10,372,227
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$17,000,000	2.38%, 05/15/2027	$ 16,579,648
11,000,000	3.88%, 05/31/2027	11,025,781
12,500,000	0.50%, 06/30/2027	11,729,980
4,000,000	3.25%, 06/30/2027	3,964,219
10,000,000	2.25%, 08/15/2027	9,700,000
32,600,000	3.75%, 08/15/2027	32,615,282
27,000,000	0.38%, 09/30/2027	25,069,922
15,000,000	0.50%, 10/31/2027	13,931,250
5,000,000	4.13%, 11/15/2027	5,046,289
13,000,000	0.63%, 12/31/2027	12,052,422
8,000,000	2.75%, 02/15/2028	7,809,687
26,000,000	1.13%, 02/29/2028	24,313,047
22,500,000	1.25%, 04/30/2028	21,029,589
14,300,000	3.50%, 04/30/2028	14,220,680
18,800,000	2.88%, 05/15/2028	18,380,672
27,000,000	1.25%, 05/31/2028	25,188,047
17,900,000	4.00%, 06/30/2028	18,053,828
36,500,000	1.00%, 07/31/2028	33,649,863
30,500,000	4.13%, 07/31/2028	30,868,144
30,474,000	1.13%, 08/31/2028	28,138,454
31,000,000	4.63%, 09/30/2028	31,858,555
32,000,000	4.88%, 10/31/2028	33,150,000
22,000,000	3.13%, 11/15/2028	21,589,218
33,000,000	1.38%, 12/31/2028	30,486,328
28,500,000	4.00%, 01/31/2029	28,757,168
29,700,000	2.63%, 02/15/2029	28,601,332
37,000,000	2.38%, 03/31/2029	35,254,064
41,000,000	4.13%, 03/31/2029	41,554,140
29,500,000	2.38%, 05/15/2029	28,061,875
29,000,000	2.75%, 05/31/2029	27,964,609
18,500,000	3.25%, 06/30/2029	18,161,797
15,000,000	4.25%, 06/30/2029	15,278,906
24,600,000	4.00%, 07/31/2029	24,829,664
28,000,000	1.63%, 08/15/2029	25,784,063
28,500,000	3.13%, 08/31/2029	27,811,992
7,100,000	3.63%, 08/31/2029	7,064,777
5,200,000	4.00%, 10/31/2029	5,249,563
10,000,000	3.88%, 12/31/2029	10,042,578
4,000,000	4.38%, 12/31/2029	4,099,219
9,200,000	4.00%, 02/28/2030	9,289,484
34,500,000	3.88%, 04/30/2030	34,634,766
32,000,000	0.63%, 05/15/2030	27,532,499
5,700,000	3.75%, 06/30/2030	5,685,527
21,750,000	0.63%, 08/15/2030	18,549,521
6,500,000	0.88%, 11/15/2030	5,575,527
3,000,000	4.00%, 01/31/2031	3,021,211
16,100,000	4.63%, 05/31/2031	16,714,441
13,000,000	4.25%, 06/30/2031	13,240,196
15,700,000	4.13%, 07/31/2031	15,880,304
19,300,000	1.25%, 08/15/2031	16,510,547
15,350,000	3.75%, 08/31/2031	15,206,694
6,000,000	3.63%, 09/30/2031	5,899,688
2,000,000	1.38%, 11/15/2031	1,711,172
7,000,000	4.50%, 12/31/2031	7,217,656
21,000,000	4.38%, 01/31/2032	21,497,930
8,500,000	1.88%, 02/15/2032	7,466,719
29,300,000	4.00%, 04/30/2032	29,336,625
10,100,000	2.88%, 05/15/2032	9,423,773

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,000,000	2.75%, 08/15/2032	$ 4,612,500
23,800,000	3.50%, 02/15/2033	22,942,828
26,000,000	3.38%, 05/15/2033	24,784,297
11,900,000	3.88%, 08/15/2033	11,718,711
17,200,000	4.50%, 11/15/2033	17,667,625
7,000,000	4.00%, 02/15/2034	6,926,992
11,100,000	4.38%, 05/15/2034	11,273,004
19,800,000	3.88%, 08/15/2034	19,332,070
12,600,000	4.25%, 11/15/2034	12,641,344
13,100,000	4.63%, 02/15/2035	13,515,516
3,200,000	4.25%, 05/15/2035	3,205,000
9,500,000	1.13%, 05/15/2040	5,906,328
15,300,000	1.13%, 08/15/2040	9,412,488
7,500,000	1.38%, 11/15/2040	4,778,027
21,500,000	1.88%, 02/15/2041	14,787,969
35,901,000	1.75%, 08/15/2041	23,834,898
4,000,000	2.00%, 11/15/2041	2,750,938
14,500,000	2.38%, 02/15/2042	10,548,750
19,000,000	3.25%, 05/15/2042	15,715,820
22,500,000	3.38%, 08/15/2042	18,885,058
22,500,000	3.13%, 02/15/2043	18,094,043
11,400,000	3.88%, 05/15/2043	10,182,515
7,900,000	4.75%, 11/15/2043	7,891,668
7,400,000	4.63%, 05/15/2044	7,256,914
21,300,000	4.13%, 08/15/2044	19,513,629
27,400,000	3.00%, 11/15/2044	21,099,070
1,900,000	4.63%, 11/15/2044	1,859,922
12,700,000	2.50%, 02/15/2045	8,940,602
7,500,000	4.75%, 02/15/2045	7,460,156
11,500,000	2.50%, 02/15/2046	7,969,141
4,500,000	3.00%, 02/15/2047	3,378,340
2,100,000	2.75%, 11/15/2047	1,493,297
16,500,000	1.25%, 05/15/2050	7,925,157
9,000,000	1.38%, 08/15/2050	4,437,422
10,000,000	1.63%, 11/15/2050	5,268,360
12,500,000	1.88%, 02/15/2051	7,021,484
28,976,000	2.00%, 08/15/2051	16,705,344
4,000,000	1.88%, 11/15/2051	2,225,313
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$12,000,000	2.25%, 02/15/2052	$ 7,329,844
16,500,000	2.88%, 05/15/2052	11,611,875
31,400,000	3.00%, 08/15/2052	22,665,648
21,500,000	3.63%, 02/15/2053	17,551,054
22,000,000	3.63%, 05/15/2053	17,943,750
16,500,000	4.13%, 08/15/2053	14,738,496
4,100,000	4.25%, 02/15/2054	3,739,969
3,800,000	4.63%, 05/15/2054	3,690,750
18,000,000	4.25%, 08/15/2054	16,437,656
12,700,000	4.50%, 11/15/2054	12,102,703
18,250,000	4.63%, 02/15/2055	17,799,473
TOTAL U.S. TREASURY BONDS AND NOTES — 44.84% (Cost $2,020,516,854)		$1,920,228,914
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
20,169,356	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.25%(f)	20,169,356
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.47% (Cost $20,169,356)		$20,169,356
TOTAL INVESTMENTS — 99.65% (Cost $4,499,498,171)		$4,267,225,216
OTHER ASSETS & LIABILITIES, NET — 0.35%		$15,088,013
TOTAL NET ASSETS — 100.00%		$4,282,313,229

(a)	All or a portion of the security is on loan as of June 30, 2025.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $27,246,702, representing 0.64% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2025.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.05%
345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 335,458
Non-Agency — 9.26%
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class A
180,000	5.61%, 02/15/2029	180,819
	Series 2024-B Class A
495,000	4.62%, 09/15/2029	495,061
	Series 2024-X2 Class A
69,268	5.22%, 12/17/2029	69,303
385,000	Affirm Master Trust(b) Series 2025-2A Class A 4.67%, 07/15/2033	386,281
1,650,000	AGL Ltd(b)(c) Series 2025-40A Class A1 5.55%, 07/22/2038 3-mo. SOFR + 1.24%	1,649,809
255,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	257,413
925,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	938,142
195,000	AMSR Trust(b) Series 2024-SFR2 Class A 4.15%, 11/17/2041	191,533
100,000	Amur Equipment Finance Receivables XIII LLC(b) Series 2024-1A Class B 5.37%, 01/21/2031	102,056
290,000	Amur Equipment Finance Receivables XV LLC(b) Series 2025-1A Class B 5.18%, 11/20/2031	293,516
425,000	Anchorage Capital Ltd(b)(c) Series 2016-8A Class AR2A 5.74%, 10/27/2034 3-mo. SOFR + 1.46%	425,524
1,575,000	Apidos LIII(b)(c) Series 2025-53A Class A1 5.65%, 07/20/2038 3-mo. SOFR + 1.32%	1,578,731
244,628	Apidos XV(b)(c) Series 2013-15A Class A1RR 5.54%, 04/20/2031 3-mo. SOFR + 1.27%	244,751
250,000	Ares European XXI Designated Activity Co(b)(c) Series 21A Class B EUR, 4.15%, 04/15/2038 3-mo. EURIBOR + 1.70%	294,617
Principal Amount(a)		Fair Value
Non-Agency — (continued)
195,000	Auxilior Term Funding LLC(b) Series 2024-1A Class A3 5.49%, 07/15/2031	$ 199,143
245,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2024-3A Class A 5.23%, 12/20/2030	250,274
5,534	Bank of America Auto Trust(b) Series 2023-2A Class A2 5.85%, 08/17/2026	5,537
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,100,000	4.72%, 02/15/2029	1,102,731
	Series 2023-2 Class A
550,000	5.20%, 08/15/2028(c) 1-mo. SOFR + 0.90%	550,942
360,000	Barings Ltd(b)(c) Series 2024-1A Class B 6.37%, 01/20/2037 3-mo. SOFR + 2.10%	361,236
455,000	Battalion XXV Ltd(b)(c) Series 2024-25A Class B 6.47%, 03/13/2037 3-mo. SOFR + 2.20%	456,984
275,000	Benefit Street Partners XXXI Ltd(b)(c) Series 2023-31A Class BR 6.03%, 04/25/2038 3-mo. SOFR + 1.75%	275,803
410,000	BlueMountain XXIV Ltd(b)(c) Series 2019-24A Class AR 5.63%, 04/20/2034 3-mo. SOFR + 1.36%	410,038
500,000	BlueMountain XXXIII Ltd(b)(c) Series 2021-33A Class A 5.78%, 11/20/2034 3-mo. SOFR + 1.45%	500,760
395,000	BWAY Trust(b)(d) Series 2025-1535 Class A 6.52%, 05/05/2042	406,512
400,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	400,474
700,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2024-2A Class B 6.33%, 04/25/2037 3-mo. SOFR + 2.05%	703,216
1,350,000	Carlyle US Ltd(b)(c) Series 2025-3A Class A 5.64%, 07/25/2038 3-mo. SOFR + 1.38%	1,353,712
73,531	Cascade MH Asset Trust(b) Series 2021-MH1 Class A1 1.75%, 02/25/2046	67,143
1,400,000	CBAMR Ltd(b)(c) Series 2017-4A Class A1R 5.70%, 03/31/2038 3-mo. SOFR + 1.42%	1,403,500

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
435,000	Cedar Funding IX Ltd(b)(c) Series 2018-9A Class AR 5.69%, 07/20/2037 3-mo. SOFR + 1.42%	$ 436,645
	CF Hippolyta Issuer LLC(b)
	Series 2020-1 Class A1
108,654	1.69%, 07/15/2060	107,491
	Series 2020-1 Class A2
86,880	1.99%, 07/15/2060	80,305
	Series 2021-1A Class A1
94,245	1.53%, 03/15/2061	90,675
	Series 2022-1A Class A1
97,713	5.97%, 08/15/2062	97,961
1,229,464	CIFC Falcon Ltd(b)(c) Series 2019-FAL Class A 5.53%, 01/20/2033 3-mo. SOFR + 1.26%	1,231,077
	CIFC Funding Ltd(b)(c)
	Series 2018-1A Class A1R
550,000	5.59%, 01/18/2038 3-mo. SOFR + 1.32%	551,512
	Series 2019-4A Class A1R2
2,140,000	5.58%, 07/15/2038 3-mo. SOFR + 1.30%	2,140,000
625,000	Citibank Credit Card Issuance Trust Series 2025-A2 Class A 4.49%, 06/21/2032	629,473
148,201	Commercial Equipment Finance LLC(b) Series 2024-1A Class A 5.97%, 07/16/2029	149,640
425,000	Credit Acceptance Auto Loan Trust(b) Series 2024-2A Class B 6.11%, 08/15/2034	436,968
600,000	CVC Cordatus Loan Fund III Designated Activity Co(b)(c) Series 3A Class B1R3 EUR, 3.94%, 05/26/2038 3-mo. EURIBOR + 1.65%	703,823
514,345	DB Master Finance LLC(b) Series 2021-1A Class A23 2.79%, 11/20/2051	448,484
500,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	499,543
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
611,000	4.12%, 07/25/2047	602,700
	Series 2018-1A Class A2I
184,763	4.12%, 07/25/2048	184,176
	Series 2019-1A Class A2
100,800	3.67%, 10/25/2049	96,031
	Series 2021-1A Class A2I
515,425	2.66%, 04/25/2051	480,912
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Elmwood Ltd(b)(c)
	Series 2021-3A Class AR2
925,000	5.59%, 07/20/2038 3-mo. SOFR + 1.30%	$ 925,000
	Series 2023-2A Class BR
255,000	6.08%, 04/16/2036 3-mo. SOFR + 1.75%	255,512
	Exeter Automobile Receivables Trust
	Series 2023-3A Class B
11,135	6.11%, 09/15/2027	11,146
	Series 2024-5A Class B
122,000	4.48%, 04/16/2029	121,865
	Series 2025-1A Class A2
313,237	4.70%, 09/15/2027	313,248
	Series 2025-1A Class A3
175,000	4.67%, 08/15/2028	175,233
	Series 2025-3A Class A3
550,000	4.78%, 07/16/2029	552,686
500,000	Fidelity Grand Harbour Designated Activiy Co(b)(c) Series 2023-1A Class B1R EUR, 3.89%, 02/15/2038 3-mo. EURIBOR + 1.75%	587,400
	FirstKey Homes Trust(b)
	Series 2022-SFR1 Class A
142,150	4.15%, 05/19/2039	141,213
	Series 2022-SFR2 Class A
571,348	4.25%, 07/17/2039	568,568
12,498	Ford Credit Auto Lease Trust Series 2024-A Class A2A 5.24%, 07/15/2026	12,502
	Ford Credit Auto Owner Trust
	Series 2023-C Class A2A
60,387	5.68%, 09/15/2026	60,422
	Series 2024-1 Class A
625,000	4.87%, 08/15/2036(b)(e)	636,959
	GLS Auto Receivables Issuer Trust(b)
	Series 2024-4A Class B
210,000	4.89%, 04/16/2029	210,780
	Series 2025-1A Class B
380,000	4.98%, 07/16/2029	382,622
26,943	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	26,971
130,000	GM Financial Revolving Receivables Trust(b) Series 2024-1 Class B 5.23%, 12/11/2036	133,053
500,000	GMF Floorplan Owner Revolving Trust(b) Series 2023-1 Class A1 5.34%, 06/15/2028	504,654
80,000	GreatAmerica Leasing Receivables Funding LLC(b) Series 2024-1 Class B 5.18%, 12/16/2030	81,300

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,000,000	Halseypoint Ltd(b)(c) Series 2023-7A Class A1R 5.80%, 07/20/2038 3-mo. SOFR + 1.45%	$ 1,000,000
190,000	Hertz Vehicle Financing III LLC(b) Series 2025-2A Class A 5.13%, 09/25/2031	190,552
950,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	960,132
234,910	Hyundai Auto Lease Securitization Trust(b) Series 2024-A Class A2A 5.15%, 06/15/2026	235,135
650,000	Jamestown XII Ltd(b)(c) Series 2019-1A Class A2BR 6.12%, 04/20/2032 3-mo. SOFR + 1.85%	650,671
130,734	JPMorgan Mortgage Trust(b)(c) Series 2023-HE3 Class A1 5.90%, 05/20/2054 1-mo. SOFR + 1.60%	131,369
448	Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2 5.92%, 11/16/2026	449
	Navient Private Education Refi Loan Trust(b)
	Series 2021-EA Class A
121,671	0.97%, 12/16/2069	108,860
	Series 2021-FA Class A
164,672	1.11%, 02/18/2070	145,821
	Series 2023-A Class A
205,904	5.51%, 10/15/2071	210,415
675,000	Neuberger Berman Loan Advisers Ltd(b)(c) Series 2022-50A Class AR 5.53%, 07/23/2036 3-mo. SOFR + 1.25%	675,337
345,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	324,813
522,266	Nissan Auto Lease Trust Series 2024-A Class A2A 5.11%, 10/15/2026	522,860
175,000	Nissan Auto Receivables Owner Trust Series 2023-B Class A3 5.93%, 03/15/2028	176,378
	OCP Ltd(b)(c)
	Series 2016-11A Class A1R2
875,000	5.70%, 04/26/2036 3-mo. SOFR + 1.42%	875,000
	Series 2016-11A Class AR3
875,000	5.58%, 07/26/2038 3-mo. SOFR + 1.30%	875,000
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-22A Class AR
650,000	5.62%, 10/20/2037 3-mo. SOFR + 1.35%	$ 652,437
600,000	Penta Designated Activity Co(c) Series 2021-2A Class BR EUR, 4.01%, 04/15/2038 3-mo. EURIBOR + 1.65%	707,449
130,000	Prestige Auto Receivables Trust(b) Series 2024-2A Class B 4.56%, 02/15/2029	129,711
	Progress Residential Trust(b)
	Series 2021-SFR8 Class A
392,016	1.51%, 10/17/2038	380,111
	Series 2022-SFR3 Class A
134,041	3.20%, 04/17/2039	130,791
	Series 2022-SFR4 Class A
374,210	4.44%, 05/17/2041	373,322
	Series 2022-SFR5 Class A
101,693	4.45%, 06/17/2039	101,584
	Series 2022-SFR7 Class A
167,055	4.75%, 10/27/2039	167,774
	Series 2023-SFR1 Class A
214,524	4.30%, 03/17/2040	213,017
	Series 2024-SFR2 Class A
218,452	3.30%, 04/17/2041	208,600
	Series 2025-SFR1 Class A
375,000	3.40%, 02/17/2042(e)	355,309
1,180,000	Regatta VI Funding Ltd(b)(c) Series 2016-1A Class AR2 5.69%, 04/20/2034 3-mo. SOFR + 1.42%	1,180,760
	Retained Vantage Data Centers Issuer LLC(b)
	Series 2023-1A Class A2A
455,000	5.00%, 09/15/2048	451,170
	Series 2024-1A Class A2
255,000	4.99%, 09/15/2049	252,613
	RR Ltd(b)(c)
	Series 2021-16A Class A1
1,150,000	5.63%, 07/15/2036 3-mo. SOFR + 1.37%	1,152,001
	Series 2022-23A Class A2R
540,000	6.91%, 10/15/2035 3-mo. SOFR + 2.65%	540,000
	Series 2022-23A Class A2R2
540,000	5.93%, 07/15/2037 3-mo. SOFR + 1.65%	540,000
	Series 2023-26A Class A1R
500,000	5.38%, 04/15/2038 3-mo. SOFR + 1.12%	498,117
	Series 2023-26A Class A2R
250,000	5.76%, 04/15/2038 3-mo. SOFR + 1.50%	250,301
75,000	Sabey Data Center Issuer LLC(b) Series 2024-1 Class A2 6.00%, 04/20/2049	75,957

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Santander Drive Auto Receivables Trust
	Series 2023-1 Class B
48,311	4.98%, 02/15/2028	$ 48,334
	Series 2025-1 Class A2
202,777	4.76%, 08/16/2027	202,844
	Series 2025-1 Class A3
575,000	4.74%, 01/16/2029	575,675
125,000	SCF Equipment Leasing LLC(b) Series 2024-1A Class A3 5.52%, 01/20/2032	128,466
1,300,000	Sculptor XXXIV Ltd(b)(c) Series 34A Class A1 5.67%, 01/20/2038 3-mo. SOFR + 1.37%	1,301,767
80,429	Securitized Term Auto Receivables Trust(b) Series 2025-A Class B 5.04%, 07/25/2031	80,624
535,000	Sound Point Euro Funding Designated Activity Co(b)(c) Series 14A Class B EUR, 3.89%, 04/20/2039 3-mo. EURIBOR + 1.60%	626,978
	Stack Infrastructure Issuer LLC(b)
	Series 2023-2A Class A2
260,000	5.90%, 07/25/2048	262,136
	Series 2024-1A Class A2
150,000	5.90%, 03/25/2049	152,485
245,000	Stream Innovations Issuer Trust(b) Series 2025-1A Class A 5.05%, 09/15/2045	246,761
145,000	Summit Issuer LLC(b) Series 2020-1A Class A2 2.29%, 12/20/2050	142,953
89,022	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	89,670
700,000	Symphony XXV Ltd(b)(c) Series 2021-25A Class A 5.51%, 04/19/2034 3-mo. SOFR + 1.24%	700,278
	Taco Bell Funding LLC(b)
	Series 2018-1A Class A2II
419,100	4.94%, 11/25/2048	420,146
	Series 2021-1A Class A23
437,212	2.54%, 08/25/2051	374,203
310,000	Texas Debt Capital Ltd(b)(c) Series 2023-1A Class BR 5.97%, 07/20/2038 3-mo. SOFR + 1.65%	310,000
	Tricolor Auto Securitization Trust(b)
	Series 2024-1A Class A
37,477	6.61%, 10/15/2027	37,649
	Series 2024-3A Class A
80,455	5.22%, 06/15/2028	80,566
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Tricon Residential Trust(b)
	Series 2024-SFR1 Class A
120,000	4.65%, 04/17/2041	$ 119,872
	Series 2024-SFR4 Class A
294,206	4.30%, 11/17/2041	289,985
	Series 2025-SFR1 Class A
289,502	5.41%, 03/17/2042(c) 1-mo. SOFR + 1.10%	289,405
540,000	Vantage Data Centers Issuer LLC(b) Series 2024-1A Class A2 5.10%, 09/15/2054	536,283
300,000	VB-S1 Issuer LLC(b) Series 2024-1A Class C2 5.59%, 05/15/2054	303,863
645,000	Venture Ltd(b)(c) Series 2021-42A Class A1A 5.65%, 04/15/2034 3-mo. SOFR + 1.39%	645,439
1,450,000	Voya Ltd(b)(c) Series 2020-2A Class A1RR 5.59%, 01/20/2038 3-mo. SOFR + 1.31%	1,452,098
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
180,333	3.88%, 03/15/2048	175,923
	Series 2019-1A Class A2II
146,012	4.08%, 06/15/2049	140,785
408,775	Wingstop Funding LLC(b) Series 2020-1A Class A2 2.84%, 12/05/2050	387,410
1,450,000	Zais Ltd(b)(c) Series 2020-15A Class A1RR 5.77%, 07/28/2037 3-mo. SOFR + 1.49%	1,447,825
365,000	Zayo Issuer LLC(b) Series 2025-1A Class A2 5.65%, 03/20/2055	371,804
		57,610,154
TOTAL ASSET-BACKED SECURITIES — 9.31% (Cost $57,345,931)		$57,945,612
CORPORATE BONDS AND NOTES
Basic Materials — 0.35%
	BHP Billiton Finance USA Ltd
80,000	5.13%, 02/21/2032	81,910
95,000	4.90%, 02/28/2033	95,368
75,000	5.25%, 09/08/2033	76,801
	Glencore Funding LLC(b)
375,000	5.37%, 04/04/2029	384,501
120,000	6.38%, 10/06/2030	128,790
40,000	2.85%, 04/27/2031	36,064
425,000	2.63%, 09/23/2031	373,086
75,000	6.50%, 10/06/2033	81,331
75,000	5.63%, 04/04/2034	76,442
220,000	POSCO 5.75%, 01/17/2028	226,075

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
195,000	Rio Tinto Alcan Inc 6.13%, 12/15/2033	$ 211,775
	Rio Tinto Finance USA PLC
65,000	5.00%, 03/14/2032	66,135
175,000	5.88%, 03/14/2065	175,749
180,000	Sherwin-Williams Co 2.30%, 05/15/2030	162,708
		2,176,735
Communications — 1.94%
	Alphabet Inc
150,000	4.00%, 05/15/2030	150,112
330,000	5.30%, 05/15/2065	323,117
	AT&T Inc
640,000	1.65%, 02/01/2028	600,401
690,000	4.35%, 03/01/2029	691,447
420,000	British Telecommunications PLC 9.63%, 12/15/2030	516,611
	Charter Communications Operating LLC / Charter Communications Operating Capital
35,000	4.91%, 07/23/2025	34,997
325,000	3.75%, 02/15/2028	318,990
230,000	5.05%, 03/30/2029	232,193
80,000	2.80%, 04/01/2031	71,335
35,000	2.30%, 02/01/2032(f)	29,531
40,000	6.55%, 06/01/2034	42,678
35,000	3.50%, 03/01/2042	24,957
100,000	3.85%, 04/01/2061(f)	64,067
85,000	4.40%, 12/01/2061	59,601
	Cisco Systems Inc
145,000	4.95%, 02/26/2031	149,156
50,000	5.35%, 02/26/2064	48,256
	Comcast Corp
145,000	4.80%, 05/15/2033	144,713
418,000	5.30%, 06/01/2034	428,158
105,000	2.80%, 01/15/2051	62,959
250,000	2.89%, 11/01/2051	152,144
221,000	2.94%, 11/01/2056	129,760
	Cox Communications Inc(b)
165,000	2.60%, 06/15/2031	144,404
130,000	5.45%, 09/01/2034	128,201
115,000	5.95%, 09/01/2054	106,763
142,000	Expedia Group Inc 3.25%, 02/15/2030	133,953
575,000	Meta Platforms Inc 3.50%, 08/15/2027	569,500
	Netflix Inc
390,000	5.88%, 11/15/2028	411,111
805,000	5.38%, 11/15/2029(b)	840,969
	Paramount Global
35,000	4.95%, 01/15/2031	34,031
90,000	6.88%, 04/30/2036	92,166
85,000	4.38%, 03/15/2043	62,575
151,000	5.85%, 09/01/2043	131,418
25,000	4.95%, 05/19/2050	19,126
Principal Amount(a)		Fair Value
Communications — (continued)
915,000	Rogers Communications Inc 3.20%, 03/15/2027	$ 897,119
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	82,626
200,000	4.50%, 09/15/2042	159,296
	T-Mobile USA Inc
444,000	3.75%, 04/15/2027	439,364
100,000	2.05%, 02/15/2028	94,518
120,000	2.40%, 03/15/2029	111,735
100,000	2.55%, 02/15/2031	89,523
300,000	2.88%, 02/15/2031	272,991
300,000	3.50%, 04/15/2031	281,675
95,000	5.13%, 05/15/2032	96,880
550,000	5.20%, 01/15/2033	560,261
45,000	5.05%, 07/15/2033	45,305
30,000	5.75%, 01/15/2034	31,419
120,000	4.70%, 01/15/2035	116,263
55,000	3.00%, 02/15/2041	40,247
	Uber Technologies Inc
350,000	4.50%, 08/15/2029(b)	347,529
224,000	4.80%, 09/15/2034	220,021
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	893,680
350,000	2.55%, 03/21/2031	313,911
		12,043,763
Consumer, Cyclical — 1.08%
	AutoNation Inc
193,000	4.50%, 10/01/2025	192,910
75,000	1.95%, 08/01/2028	69,533
500,000	4.75%, 06/01/2030	497,148
	AutoZone Inc
100,000	6.55%, 11/01/2033	110,401
20,000	5.40%, 07/15/2034	20,478
193,000	Choice Hotels International Inc 5.85%, 08/01/2034	194,506
288,000	Dollar General Corp 3.88%, 04/15/2027	285,383
372,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	374,831
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	249,944
125,000	2.70%, 08/20/2027	120,067
100,000	Home Depot Inc 3.25%, 04/15/2032	92,441
630,000	Hyatt Hotels Corp 5.50%, 06/30/2034	629,612
360,000	Hyundai Capital America(b) 6.20%, 09/21/2030	380,914
	Las Vegas Sands Corp
200,000	5.63%, 06/15/2028	204,007
125,000	6.00%, 06/14/2030	128,959
170,000	Lennar Corp 4.75%, 11/29/2027	171,160
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	73,553
250,000	1.70%, 09/15/2028	231,240

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Marriott International Inc
275,000	5.00%, 10/15/2027	$ 279,510
167,000	4.88%, 05/15/2029	169,345
675,000	2.85%, 04/15/2031	612,914
	O'Reilly Automotive Inc
88,000	4.70%, 06/15/2032	87,379
65,000	5.00%, 08/19/2034	64,327
	Starbucks Corp
225,000	4.00%, 11/15/2028	223,303
100,000	4.80%, 05/15/2030	101,258
	Tapestry Inc
145,000	5.10%, 03/11/2030	146,887
165,000	5.50%, 03/11/2035	165,639
	Warnermedia Holdings Inc
150,000	4.05%, 03/15/2029	139,347
784,000	4.28%, 03/15/2032(f)	583,100
149,000	5.14%, 03/15/2052	103,928
		6,704,024
Consumer, Non-Cyclical — 4.63%
	AbbVie Inc
95,000	4.95%, 03/15/2031	97,530
28,000	4.25%, 11/21/2049	23,067
175,000	Adventist Health System 5.76%, 12/01/2034	175,211
	Alcon Finance Corp(b)
200,000	2.75%, 09/23/2026	195,657
675,000	3.00%, 09/23/2029	635,500
285,000	2.60%, 05/27/2030	260,546
	Amgen Inc
457,000	5.25%, 03/02/2030	470,885
541,000	5.25%, 03/02/2033	553,996
352,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.70%, 02/01/2036	343,464
25,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039	31,884
	Ashtead Capital Inc(b)
200,000	1.50%, 08/12/2026	193,494
377,000	5.80%, 04/15/2034(f)	385,843
100,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	99,664
	Bacardi-Martini BV(b)
800,000	5.55%, 02/01/2030	820,985
170,000	6.00%, 02/01/2035	175,506
	BAT Capital Corp
95,000	5.83%, 02/20/2031	99,968
786,000	6.00%, 02/20/2034	828,537
235,000	5.63%, 08/15/2035	239,129
14,000	4.54%, 08/15/2047	11,310
100,000	Becton Dickinson & Co 4.67%, 06/06/2047	85,758
175,000	Biogen Inc 5.75%, 05/15/2035	180,218
150,000	Bristol-Myers Squibb Co 2.95%, 03/15/2032	135,992
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
231,000	Bunge Ltd Finance Corp 4.20%, 09/17/2029	$ 228,441
	Cardinal Health Inc
380,000	5.00%, 11/15/2029	387,343
440,000	5.35%, 11/15/2034	448,727
	Cencora Inc
175,000	3.45%, 12/15/2027	171,748
245,000	4.85%, 12/15/2029	248,876
	Centene Corp
45,000	4.25%, 12/15/2027	44,318
235,000	2.50%, 03/01/2031	202,332
325,000	2.63%, 08/01/2031	278,461
200,000	Chapman University 2.07%, 04/01/2031	170,880
	Cigna Group
360,000	1.25%, 03/15/2026	352,317
450,000	5.13%, 05/15/2031	462,879
325,000	4.80%, 08/15/2038	305,543
169,000	Coca-Cola Consolidated Inc 5.45%, 06/01/2034	174,143
440,000	CommonSpirit Health 6.46%, 11/01/2052	466,095
	Conagra Brands Inc
225,000	5.30%, 10/01/2026	227,259
304,000	4.85%, 11/01/2028	306,943
	Constellation Brands Inc
140,000	3.60%, 02/15/2028	137,521
210,000	4.80%, 05/01/2030	211,732
250,000	2.25%, 08/01/2031	216,576
50,000	CSL Finance PLC(b) 3.85%, 04/27/2027	49,641
	CVS Health Corp
170,000	3.25%, 08/15/2029	161,572
35,000	1.75%, 08/21/2030	30,252
80,000	1.88%, 02/28/2031	68,479
175,000	2.13%, 09/15/2031	149,698
393,000	4.78%, 03/25/2038	360,667
121,000	4.13%, 04/01/2040	101,020
480,000	DP World Crescent Ltd(b) 5.50%, 05/08/2035	483,973
125,000	Eli Lilly & Co 5.50%, 02/12/2055	125,779
	GE HealthCare Technologies Inc
200,000	5.91%, 11/22/2032	212,600
175,000	5.50%, 06/15/2035	179,206
175,000	General Mills Inc 4.20%, 04/17/2028	174,779
	Gilead Sciences Inc
190,000	4.80%, 11/15/2029	193,931
90,000	5.25%, 10/15/2033(f)	93,107
775,000	Haleon US Capital LLC 3.38%, 03/24/2027	763,671
	HCA Inc
220,000	3.50%, 09/01/2030	208,039
620,000	5.45%, 04/01/2031	639,306
	Howard University
100,000	2.80%, 10/01/2030	90,159
160,000	3.48%, 10/01/2041	116,610

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Humana Inc
135,000	5.38%, 04/15/2031	$ 138,095
100,000	5.95%, 03/15/2034(f)	103,973
205,000	5.55%, 05/01/2035	206,146
	J M Smucker Co
321,000	5.90%, 11/15/2028	337,333
346,000	6.20%, 11/15/2033	371,358
280,000	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b) 5.50%, 01/15/2036	280,412
	JBS USA Holding Lux SARL/ JBS USA Food Co/ JBS Lux Co SARL
65,000	3.63%, 01/15/2032	59,435
155,000	5.75%, 04/01/2033	159,328
225,000	JDE Peet's NV(b) 1.38%, 01/15/2027	214,080
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	142,627
95,000	3.00%, 06/01/2051	61,448
150,000	Kenvue Inc 4.85%, 05/22/2032	151,804
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	428,247
185,000	4.60%, 05/15/2030	185,939
	Kraft Heinz Foods Co
255,000	3.75%, 04/01/2030	246,849
175,000	5.20%, 03/15/2032	178,174
318,000	Kroger Co 5.00%, 09/15/2034	315,726
	Laboratory Corp of America Holdings
190,000	4.55%, 04/01/2032	187,056
151,000	4.80%, 10/01/2034	147,616
	Mars Inc(b)
170,000	4.60%, 03/01/2028	171,382
725,000	4.80%, 03/01/2030	734,570
1,160,000	5.00%, 03/01/2032	1,175,421
425,000	5.20%, 03/01/2035	430,091
165,000	5.65%, 05/01/2045	165,399
85,000	5.70%, 05/01/2055	84,793
100,000	5.80%, 05/01/2065	99,828
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	269,544
885,000	Pernod Ricard International Finance LLC(b) 1.63%, 04/01/2031	746,393
75,000	Pfizer Inc 3.90%, 03/15/2039	65,471
	Philip Morris International Inc
250,000	4.38%, 11/01/2027	251,136
35,000	5.13%, 11/17/2027	35,700
45,000	4.88%, 02/15/2028(f)	45,758
270,000	5.13%, 02/15/2030	277,783
60,000	5.13%, 02/13/2031	61,797
80,000	4.75%, 11/01/2031	80,589
135,000	5.38%, 02/15/2033	139,417
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
130,000	5.63%, 09/07/2033	$ 136,221
305,000	Quanta Services Inc 5.25%, 08/09/2034	308,735
220,000	RELX Capital Inc 4.75%, 03/27/2030	222,887
341,000	Royalty Pharma PLC(f) 5.40%, 09/02/2034	345,492
150,000	Smith & Nephew PLC 2.03%, 10/14/2030	131,373
	Solventum Corp
845,000	5.40%, 03/01/2029	870,152
360,000	5.45%, 03/13/2031(f)	373,807
260,000	5.60%, 03/23/2034	267,578
50,000	Sysco Corp 4.45%, 03/15/2048	41,541
511,000	The Campbell's Company(f) 5.40%, 03/21/2034	518,964
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	46,309
	UnitedHealth Group Inc
30,000	5.30%, 02/15/2030	31,071
475,000	5.00%, 04/15/2034	474,818
95,000	5.30%, 06/15/2035	96,826
115,000	2.75%, 05/15/2040	83,433
125,000	3.05%, 05/15/2041	91,862
65,000	3.75%, 10/15/2047	48,387
295,000	5.88%, 02/15/2053	295,566
61,000	5.05%, 04/15/2053	54,447
220,000	5.38%, 04/15/2054	205,660
40,000	4.95%, 05/15/2062	34,326
30,000	6.05%, 02/15/2063	30,442
90,000	5.75%, 07/15/2064	87,536
		28,836,918
Energy — 1.88%
	Aker BP ASA(b)
150,000	6.00%, 06/13/2033	154,645
150,000	5.13%, 10/01/2034	144,019
300,000	5.80%, 10/01/2054	273,490
	BP Capital Markets America Inc
115,000	1.75%, 08/10/2030	101,048
90,000	4.81%, 02/13/2033	89,880
60,000	4.89%, 09/11/2033	60,143
75,000	3.38%, 02/08/2061	48,338
	Cheniere Energy Partners LP
135,000	5.95%, 06/30/2033	140,918
385,000	5.55%, 10/30/2035(b)	388,027
	Columbia Pipelines Holding Co LLC(b)
120,000	6.04%, 08/15/2028	124,945
61,000	5.10%, 10/01/2031	61,265
175,000	5.68%, 01/15/2034	177,151
	Columbia Pipelines Operating Co LLC(b)
195,000	5.93%, 08/15/2030	205,848
445,000	6.04%, 11/15/2033	466,931
	ConocoPhillips Co
160,000	4.70%, 01/15/2030	162,236

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
93,000	3.80%, 03/15/2052	$ 67,512
50,000	5.30%, 05/15/2053	46,111
115,000	4.03%, 03/15/2062	82,804
130,000	5.70%, 09/15/2063	124,329
135,000	5.65%, 01/15/2065	128,422
	Coterra Energy Inc
38,000	5.60%, 03/15/2034	38,323
282,000	5.40%, 02/15/2035	279,144
	Diamondback Energy Inc
195,000	5.55%, 04/01/2035	197,117
45,000	6.25%, 03/15/2053	44,494
55,000	5.75%, 04/18/2054	51,052
45,000	5.90%, 04/18/2064	41,649
205,000	DT Midstream Inc(b) 5.80%, 12/15/2034	208,774
	Enbridge Inc
35,000	6.00%, 11/15/2028	36,743
105,000	3.13%, 11/15/2029	99,190
203,000	5.70%, 03/08/2033	210,467
135,000	5.63%, 04/05/2034	138,701
90,000	5.55%, 06/20/2035	91,495
	Energy Transfer LP
127,000	3.75%, 05/15/2030	121,851
230,000	6.40%, 12/01/2030	247,858
250,000	5.70%, 04/01/2035	254,648
265,000	Eni SpA(b) 5.75%, 05/19/2035	271,045
	Enterprise Products Operating LLC
170,000	4.60%, 01/15/2031	171,293
65,000	5.20%, 01/15/2036	65,440
45,000	3.30%, 02/15/2053	29,756
	EOG Resources Inc
145,000	5.00%, 07/15/2032	146,763
210,000	5.35%, 01/15/2036	212,966
105,000	5.65%, 12/01/2054	102,496
190,000	Equinor ASA 3.63%, 04/06/2040	158,836
344,464	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	282,168
	Hess Corp
185,000	7.30%, 08/15/2031	209,818
144,000	7.13%, 03/15/2033	163,071
	MPLX LP
70,000	1.75%, 03/01/2026	68,648
35,000	4.13%, 03/01/2027	34,810
75,000	4.25%, 12/01/2027	74,702
50,000	4.50%, 04/15/2038	44,221
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	135,633
	ONEOK Inc
100,000	4.40%, 10/15/2029	99,234
40,000	4.75%, 10/15/2031	39,603
40,000	6.10%, 11/15/2032	42,302
220,000	6.05%, 09/01/2033	230,836
230,000	5.05%, 11/01/2034	223,824
25,000	6.63%, 09/01/2053	25,982
55,000	5.85%, 11/01/2064	50,990
Principal Amount(a)		Fair Value
Energy — (continued)
155,000	Patterson-UTI Energy Inc 7.15%, 10/01/2033	$ 158,716
200,000	Pertamina Persero PT 3.10%, 01/21/2030	186,107
	Petronas Capital Ltd(b)
200,000	4.95%, 01/03/2031	203,976
200,000	5.34%, 04/03/2035	204,827
550,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	525,648
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	59,682
230,000	Saudi Arabian Oil Co(b) 5.75%, 07/17/2054	215,027
	Shell Finance US Inc
85,000	4.38%, 05/11/2045	71,912
60,000	3.25%, 04/06/2050	41,033
85,000	Shell International Finance BV 3.00%, 11/26/2051	54,718
	Targa Resources Corp
95,000	4.90%, 09/15/2030	95,802
155,000	4.20%, 02/01/2033	145,235
80,000	6.50%, 03/30/2034	85,968
250,000	5.55%, 08/15/2035	251,265
25,000	5.65%, 02/15/2036	25,235
260,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	242,317
	TotalEnergies Capital SA
245,000	5.64%, 04/05/2064	237,502
145,000	5.43%, 09/10/2064	135,654
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	84,886
200,000	Var Energi ASA(b) 5.88%, 05/22/2030	204,898
	Whistler Pipeline LLC(b)
5,000	5.40%, 09/30/2029	5,057
109,000	5.70%, 09/30/2031	111,119
60,000	5.95%, 09/30/2034	60,772
280,000	Williams Cos Inc 5.65%, 03/15/2033	290,974
		11,692,335
Financial — 7.49%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
725,000	2.45%, 10/29/2026	706,350
360,000	5.38%, 12/15/2031	367,911
300,000	3.30%, 01/30/2032	271,797
370,000	Agree LP REIT 4.80%, 10/01/2032	365,959
475,000	Air Lease Corp 5.20%, 07/15/2031	485,309
	American Express Co
270,000	5.09%, 01/30/2031	276,337
365,000	5.02%, 04/25/2031	372,707

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
50,000	American International Group Inc 3.40%, 06/30/2030	$ 47,546
60,000	American Tower Corp REIT 3.80%, 08/15/2029	58,336
345,000	Ameriprise Financial Inc 5.20%, 04/15/2035	347,538
525,000	Ares Strategic Income Fund(b) 5.80%, 09/09/2030	526,834
	Athene Global Funding(b)
325,000	4.72%, 10/08/2029	324,277
280,000	2.65%, 10/04/2031	242,581
104,000	Avolon Holdings Funding Ltd(b) 5.15%, 01/15/2030	104,756
800,000	Banco Santander SA 5.57%, 01/17/2030	830,619
	Bank of America Corp
30,000	5.08%, 01/20/2027	30,080
665,000	5.20%, 04/25/2029	679,605
160,000	5.16%, 01/24/2031	163,992
520,000	2.59%, 04/29/2031	475,384
75,000	1.90%, 07/23/2031	65,900
960,000	1.92%, 10/24/2031	837,201
370,000	2.30%, 07/21/2032	322,427
785,000	4.57%, 04/27/2033	772,496
157,000	5.02%, 07/22/2033	158,838
180,000	5.52%, 10/25/2035	180,002
272,000	2.48%, 09/21/2036	230,479
295,000	6.11%, 01/29/2037	311,524
375,000	3.31%, 04/22/2042	287,771
	Bank of New York Mellon Corp
245,000	6.32%, 10/25/2029	260,183
40,000	4.60%, 07/26/2030	40,439
150,000	5.06%, 07/22/2032	153,542
20,000	5.19%, 03/14/2035	20,252
575,000	Barclays PLC 5.79%, 02/25/2036	587,700
125,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	125,691
200,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	204,145
465,000	BNP Paribas SA(b) 5.79%, 01/13/2033	483,741
	BPCE SA(b)
260,000	2.05%, 10/19/2027	251,406
255,000	5.39%, 05/28/2031	259,652
250,000	6.51%, 01/18/2035	259,530
465,000	Canadian Imperial Bank of Commerce 5.25%, 01/13/2031	476,310
	Capital One Financial Corp
360,000	7.62%, 10/30/2031	406,744
90,000	6.05%, 02/01/2035	93,814
60,000	6.18%, 01/30/2036	61,083
317,000	Chubb Corp 6.80%, 11/15/2031	353,475
350,000	Citibank NA(f) 4.91%, 05/29/2030	356,720
Principal Amount(a)		Fair Value
Financial — (continued)
	Citigroup Inc
430,000	3.70%, 01/12/2026	$ 428,459
700,000	3.89%, 01/10/2028	693,637
65,000	5.17%, 02/13/2030	66,315
280,000	4.95%, 05/07/2031	283,191
330,000	2.57%, 06/03/2031	299,281
525,000	3.06%, 01/25/2033	469,198
360,000	4.91%, 05/24/2033	359,193
200,000	6.02%, 01/24/2036	205,383
	Citizens Financial Group Inc
210,000	5.25%, 03/05/2031	212,813
30,000	6.65%, 04/25/2035	32,336
205,000	CNO Global Funding(b) 4.88%, 12/10/2027	206,603
525,000	Credit Agricole SA(b) 5.22%, 05/27/2031	534,790
	Crown Castle Inc REIT
60,000	4.80%, 09/01/2028	60,360
158,000	3.10%, 11/15/2029	148,213
515,000	Deutsche Bank AG 5.30%, 05/09/2031	523,045
140,000	Equitable Financial Life Global Funding(b) 5.00%, 03/27/2030	142,090
170,000	Equitable Holdings Inc 4.35%, 04/20/2028	169,677
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	561,058
270,000	First Horizon Corp 5.51%, 03/07/2031	273,891
135,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	136,497
	Goldman Sachs Group Inc
375,000	5.05%, 07/23/2030	381,227
200,000	4.69%, 10/23/2030	200,601
130,000	5.21%, 01/28/2031	133,043
235,000	5.22%, 04/23/2031	240,915
210,000	2.62%, 04/22/2032	186,659
60,000	5.02%, 10/23/2035	59,274
525,000	Healthcare Realty Holdings LP REIT(f) 2.05%, 03/15/2031	438,870
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	110,408
	HSBC Holdings PLC
200,000	6.16%, 03/09/2029	207,964
350,000	5.13%, 03/03/2031	354,673
1,215,000	5.24%, 05/13/2031	1,237,098
675,000	Huntington Bancshares Inc 5.71%, 02/02/2035	689,807
140,000	Intercontinental Exchange Inc 3.63%, 09/01/2028	137,078
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	163,848
	JPMorgan Chase & Co
170,000	2.95%, 10/01/2026	167,525
150,000	4.85%, 07/25/2028	151,564

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
260,000	4.51%, 10/22/2028	$ 260,778
560,000	3.51%, 01/23/2029	548,544
95,000	5.30%, 07/24/2029	97,538
90,000	6.09%, 10/23/2029	94,595
280,000	5.58%, 04/22/2030	290,740
175,000	3.70%, 05/06/2030	170,325
255,000	5.00%, 07/22/2030	259,657
25,000	2.74%, 10/15/2030	23,311
100,000	5.14%, 01/24/2031	102,548
135,000	2.52%, 04/22/2031	123,430
215,000	5.10%, 04/22/2031	220,333
410,000	1.76%, 11/19/2031	355,257
165,000	1.95%, 02/04/2032	143,090
200,000	2.58%, 04/22/2032	178,615
475,000	2.96%, 01/25/2033	426,945
537,000	4.59%, 04/26/2033	531,492
360,000	4.91%, 07/25/2033	362,084
140,000	5.34%, 01/23/2035	143,308
45,000	4.95%, 10/22/2035	44,529
140,000	5.57%, 04/22/2036	145,088
120,000	Lincoln Financial Global Funding(b) 4.63%, 05/28/2028	120,743
480,000	M&T Bank Corp 7.41%, 10/30/2029	520,587
55,000	Macquarie Airfinance Holdings Ltd(b) 6.40%, 03/26/2029	57,417
550,000	Macquarie Group Ltd(b) 1.34%, 01/12/2027	540,769
80,000	Marsh & McLennan Cos Inc 4.75%, 03/15/2039	76,010
625,000	Mastercard Inc 3.30%, 03/26/2027	618,351
	Morgan Stanley
385,000	3.63%, 01/20/2027	381,684
754,000	3.95%, 04/23/2027	749,264
600,000	3.77%, 01/24/2029	591,434
545,000	5.16%, 04/20/2029	555,682
70,000	5.45%, 07/20/2029	71,992
190,000	6.41%, 11/01/2029	201,252
100,000	4.43%, 01/23/2030	99,859
155,000	4.65%, 10/18/2030	155,296
110,000	5.23%, 01/15/2031	112,606
350,000	2.70%, 01/22/2031	322,741
385,000	1.79%, 02/13/2032	329,385
270,000	1.93%, 04/28/2032	230,847
355,000	4.89%, 07/20/2033	355,358
120,000	5.47%, 01/18/2035	122,766
265,000	5.66%, 04/17/2036	274,606
425,000	2.48%, 09/16/2036	361,137
200,000	NatWest Group PLC 5.12%, 05/23/2031	203,273
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	441,162
	Prologis LP REIT
625,000	1.75%, 07/01/2030	549,506
300,000	4.63%, 01/15/2033	298,491
Principal Amount(a)		Fair Value
Financial — (continued)
150,000	Protective Life Global Funding(b) 4.80%, 06/05/2030	$ 151,874
170,000	Realty Income Corp REIT 5.13%, 04/15/2035	170,203
285,000	Royal Bank of Canada 5.15%, 02/04/2031	290,860
195,000	Sammons Financial Group Global Funding(b) 4.95%, 06/12/2030	197,141
240,000	Societe Generale SA(b) 5.25%, 05/22/2029	242,930
335,000	Sumitomo Mitsui Financial Group Inc 5.25%, 07/08/2036	335,000
500,000	Truist Bank 2.25%, 03/11/2030	450,141
90,000	Truist Financial Corp 6.05%, 06/08/2027	91,209
	UBS Group AG(b)
975,000	4.28%, 01/09/2028	970,687
240,000	2.75%, 02/11/2033	209,391
250,000	9.02%, 11/15/2033	309,095
435,000	5.58%, 05/09/2036	444,838
785,000	US Bancorp 4.97%, 07/22/2033	775,369
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	750,148
240,000	2.39%, 06/02/2028	231,219
415,000	2.88%, 10/30/2030	387,747
120,000	5.24%, 01/24/2031	123,101
80,000	2.57%, 02/11/2031	73,289
165,000	5.15%, 04/23/2031	168,987
595,000	3.35%, 03/02/2033	543,384
103,000	4.90%, 07/25/2033	103,020
55,000	5.39%, 04/24/2034	56,279
75,000	6.49%, 10/23/2034	81,977
730,000	5.61%, 04/23/2036	753,520
475,000	Westpac Banking Corp 4.11%, 07/24/2034	459,023
500,000	Willis North America Inc 2.95%, 09/15/2029	470,588
		46,611,012
Industrial — 1.97%
160,000	AGCO Corp 5.80%, 03/21/2034	162,386
189,000	Allegion US Holding Co Inc 5.60%, 05/29/2034	194,143
200,000	BAE Systems PLC(b) 5.13%, 03/26/2029	204,997
	Boeing Co
1,025,000	3.45%, 11/01/2028	988,338
55,000	3.20%, 03/01/2029	52,354
82,000	2.95%, 02/01/2030	76,019
336,000	5.15%, 05/01/2030	342,081
110,000	6.39%, 05/01/2031	118,216
459,000	6.53%, 05/01/2034	498,717
200,000	5.81%, 05/01/2050	191,800
363,000	6.86%, 05/01/2054	397,382

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	$ 161,590
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	360,160
	Carrier Global Corp
325,000	2.70%, 02/15/2031	295,656
566,000	5.90%, 03/15/2034	602,593
320,000	Caterpillar Financial Services Corp 4.70%, 11/15/2029	325,905
400,000	CSX Corp 3.80%, 03/01/2028	396,339
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	191,935
125,000	General Electric Co 5.88%, 01/14/2038	133,360
203,000	Howmet Aerospace Inc 4.85%, 10/15/2031	205,582
205,000	IDEX Corp 2.63%, 06/15/2031	182,523
155,000	Ingersoll Rand Inc 5.70%, 08/14/2033	162,316
465,000	John Deere Capital Corp 4.25%, 06/05/2028	467,750
	L3Harris Technologies Inc
150,000	5.05%, 06/01/2029	153,445
84,000	5.50%, 08/15/2054	81,460
15,000	Norfolk Southern Corp 5.10%, 05/01/2035	15,076
	Northrop Grumman Corp
100,000	4.65%, 07/15/2030	100,877
195,000	5.15%, 05/01/2040	190,746
	Otis Worldwide Corp
255,000	2.57%, 02/15/2030	235,227
110,000	3.11%, 02/15/2040	84,479
	Penske Truck Leasing Co LP / PTL Finance Corp(b)
65,000	4.40%, 07/01/2027	64,906
65,000	6.05%, 08/01/2028	67,720
55,000	5.35%, 03/30/2029	56,399
207,000	5.25%, 07/01/2029	211,931
794,000	Regal Rexnord Corp 6.30%, 02/15/2030	831,735
	Republic Services Inc
90,000	4.88%, 04/01/2029	91,915
70,000	1.45%, 02/15/2031	59,703
205,000	5.20%, 11/15/2034	209,819
	RTX Corp
75,000	5.75%, 11/08/2026	76,385
227,000	4.13%, 11/16/2028	226,084
205,000	6.10%, 03/15/2034	221,628
200,000	Siemens Funding BV(b) 4.60%, 05/28/2030	201,999
60,000	Trane Technologies Financing Ltd 3.80%, 03/21/2029	58,969
325,000	Union Pacific Corp 2.80%, 02/14/2032	292,962
Principal Amount(a)		Fair Value
Industrial — (continued)
	Veralto Corp
60,000	5.50%, 09/18/2026	$ 60,715
730,000	5.45%, 09/18/2033	752,885
	Waste Management Inc
175,000	3.15%, 11/15/2027	171,444
600,000	1.15%, 03/15/2028	555,978
187,000	4.95%, 07/03/2031	191,957
55,000	4.95%, 03/15/2035	55,233
195,000	Westinghouse Air Brake Technologies Corp 4.90%, 05/29/2030	197,751
		12,231,570
Technology — 1.97%
330,000	Accenture Capital Inc 4.25%, 10/04/2031	326,915
550,000	Adobe Inc 2.15%, 02/01/2027	534,724
713,000	AppLovin Corp 5.50%, 12/01/2034	723,906
	Broadcom Inc
170,000	4.15%, 02/15/2028	169,505
12,000	4.11%, 09/15/2028	11,951
90,000	5.05%, 07/12/2029	92,162
192,000	4.15%, 04/15/2032(b)	184,962
120,000	2.60%, 02/15/2033(b)	102,640
370,000	3.42%, 04/15/2033(b)	335,564
150,000	3.47%, 04/15/2034(b)	133,994
339,000	3.14%, 11/15/2035(b)	285,926
245,000	Cadence Design Systems Inc 4.70%, 09/10/2034	242,044
90,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	87,727
174,000	Constellation Software Inc(b) 5.46%, 02/16/2034	177,495
	Dell International LLC / EMC Corp
210,000	5.30%, 04/01/2032	214,642
257,000	8.10%, 07/15/2036	309,759
240,000	Foundry JV Holdco LLC(b) 5.50%, 01/25/2031	246,167
	Hewlett Packard Enterprise Co
251,000	5.00%, 10/15/2034	243,475
50,000	6.35%, 10/15/2045	51,293
	Intel Corp
350,000	5.20%, 02/10/2033(f)	352,959
120,000	5.15%, 02/21/2034(f)	119,754
325,000	3.73%, 12/08/2047	229,281
66,000	3.25%, 11/15/2049	41,801
125,000	4.75%, 03/25/2050	101,978
135,000	5.05%, 08/05/2062	109,891
290,000	International Business Machines Corp 4.80%, 02/10/2030	294,623
500,000	Intuit Inc 1.35%, 07/15/2027	474,181
335,000	Micron Technology Inc 5.65%, 11/01/2032	348,226

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
335,000	MSCI Inc(b) 4.00%, 11/15/2029	$ 324,174
310,000	NVIDIA Corp 3.50%, 04/01/2040	261,139
71,000	NXP BV / NXP Funding LLC 5.35%, 03/01/2026	71,339
	NXP BV / NXP Funding LLC / NXP USA Inc
89,000	4.30%, 06/18/2029	88,186
325,000	2.65%, 02/15/2032	282,837
	Oracle Corp
275,000	4.50%, 05/06/2028	276,676
210,000	2.95%, 04/01/2030	196,108
350,000	4.65%, 05/06/2030	353,192
325,000	2.88%, 03/25/2031	296,406
481,000	5.25%, 02/03/2032	493,403
301,000	4.90%, 02/06/2033	301,805
350,000	3.60%, 04/01/2040	280,132
391,000	3.60%, 04/01/2050	273,443
125,000	6.90%, 11/09/2052	139,042
90,000	5.50%, 09/27/2064	81,968
	QUALCOMM Inc
265,000	4.75%, 05/20/2032	268,092
70,000	4.80%, 05/20/2045	63,794
452,000	ServiceNow Inc 1.40%, 09/01/2030	391,741
	Synopsys Inc
271,000	5.00%, 04/01/2032	274,505
189,000	5.15%, 04/01/2035	190,501
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	222,778
	VMware LLC
100,000	1.80%, 08/15/2028	92,517
300,000	2.20%, 08/15/2031	260,381
	Workday Inc
125,000	3.50%, 04/01/2027	123,382
100,000	3.80%, 04/01/2032	93,966
		12,249,052
Unknown Bloomberg Sector — 0.05%
315,000	Securitized Term Auto Receivables Trust(b) 4.93%, 12/29/2032	315,729
Utilities — 2.60%
	Alabama Power Co
40,000	5.10%, 04/02/2035	40,312
335,000	3.45%, 10/01/2049	237,731
425,000	Alliant Energy Finance LLC(b) 4.25%, 06/15/2028	419,357
125,000	American Water Capital Corp 3.75%, 09/01/2028	123,265
75,000	Atmos Energy Corp 5.90%, 11/15/2033	80,509
	Baltimore Gas & Electric Co
120,000	5.45%, 06/01/2035	122,998
125,000	5.65%, 06/01/2054	123,879
Principal Amount(a)		Fair Value
Utilities — (continued)
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	$ 339,587
61,000	Boston Gas Co(b) 3.76%, 03/16/2032	56,291
180,000	Brooklyn Union Gas Co(b) 4.87%, 08/05/2032	173,930
196,000	CenterPoint Energy Inc(f) 5.40%, 06/01/2029	202,579
80,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	74,384
	Consolidated Edison Co of New York Inc
145,000	3.20%, 12/01/2051	96,094
135,000	5.70%, 05/15/2054	134,768
180,000	5.50%, 03/15/2055	174,463
	Dominion Energy Inc
100,000	4.60%, 05/15/2028	100,659
61,000	3.38%, 04/01/2030	57,970
310,000	5.00%, 06/15/2030	316,371
333,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	332,818
	Duke Energy Corp
475,000	3.15%, 08/15/2027	465,374
60,000	2.45%, 06/01/2030	54,446
347,000	2.55%, 06/15/2031	309,190
40,000	5.45%, 06/15/2034	41,083
175,000	5.00%, 08/15/2052	153,423
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	142,211
115,000	5.25%, 04/01/2033	118,437
120,000	5.55%, 03/15/2054(f)	117,232
	Duke Energy Progress LLC
150,000	5.05%, 03/15/2035	150,636
145,000	5.55%, 03/15/2055	141,728
975,000	Entergy Corp 2.95%, 09/01/2026	958,803
	Eversource Energy
195,000	5.13%, 05/15/2033	195,144
324,000	5.50%, 01/01/2034	329,948
450,000	Exelon Corp 4.05%, 04/15/2030	442,685
55,000	FirstEnergy Corp 3.90%, 07/15/2027	54,383
	Georgia Power Co
175,000	4.55%, 03/15/2030	176,657
125,000	5.20%, 03/15/2035	126,739
30,000	4.75%, 09/01/2040	27,909
210,000	Interstate Power & Light Co 5.60%, 06/29/2035	215,853
50,000	Jersey Central Power & Light Co 5.10%, 01/15/2035	49,852
42,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	43,648
45,000	Monongahela Power Co(b) 5.85%, 02/15/2034	46,786
	NextEra Energy Capital Holdings Inc
95,000	4.63%, 07/15/2027	95,586

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
380,000	2.25%, 06/01/2030	$ 342,221
	NiSource Inc
150,000	3.49%, 05/15/2027	147,688
55,000	1.70%, 02/15/2031	47,090
125,000	5.40%, 06/30/2033	127,839
140,000	5.35%, 07/15/2035	141,148
	NSTAR Electric Co
105,000	5.40%, 06/01/2034	107,569
145,000	5.20%, 03/01/2035	145,980
120,000	Oglethorpe Power Corp 5.05%, 10/01/2048	106,024
	Ohio Edison Co(b)
85,000	4.95%, 12/15/2029	86,164
20,000	5.50%, 01/15/2033	20,445
200,000	Ohio Power Co 5.00%, 06/01/2033	199,082
185,000	Oncor Electric Delivery Co LLC(b) 5.35%, 04/01/2035	188,460
	Pacific Gas & Electric Co
170,000	5.45%, 06/15/2027	171,968
625,000	2.10%, 08/01/2027	591,935
370,000	2.50%, 02/01/2031	321,179
185,000	3.25%, 06/01/2031	166,019
34,000	6.15%, 01/15/2033	35,018
100,000	6.40%, 06/15/2033	104,531
116,000	6.95%, 03/15/2034	124,873
	Pinnacle West Capital Corp
121,000	4.90%, 05/15/2028	122,694
175,000	5.15%, 05/15/2030	179,144
175,000	Public Service Co of Oklahoma 5.20%, 01/15/2035	174,685
	Public Service Enterprise Group Inc
205,000	4.90%, 03/15/2030	208,521
90,000	6.13%, 10/15/2033	95,591
45,000	5.45%, 04/01/2034	45,986
	Puget Energy Inc
64,000	4.10%, 06/15/2030	61,819
31,000	4.22%, 03/15/2032	29,175
450,000	5.73%, 03/15/2035(b)	452,695
185,000	San Diego Gas & Electric Co 5.40%, 04/15/2035	188,905
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	98,483
	Southern California Edison Co
140,000	2.25%, 06/01/2030	122,913
220,000	2.75%, 02/01/2032(f)	189,349
65,000	5.95%, 11/01/2032	66,703
155,000	5.20%, 06/01/2034	150,326
110,000	5.45%, 03/01/2035(f)	107,978
80,000	4.65%, 10/01/2043	64,673
60,000	3.65%, 02/01/2050	39,657
	Southern California Gas Co
65,000	5.75%, 06/01/2053	63,968
120,000	5.60%, 04/01/2054	116,811
320,000	6.00%, 06/15/2055	325,936
Principal Amount(a)		Fair Value
Utilities — (continued)
	Southern Co
125,000	4.85%, 06/15/2028	$ 127,148
75,000	5.70%, 03/15/2034	78,373
99,000	Southwest Gas Corp 2.20%, 06/15/2030	88,927
215,000	Southwestern Electric Power Co 5.30%, 04/01/2033	216,627
55,000	Trans-Allegheny Interstate Line Co(b) 5.00%, 01/15/2031	55,958
	Virginia Electric & Power Co
260,000	5.00%, 04/01/2033	262,672
240,000	5.00%, 01/15/2034	240,289
65,000	5.05%, 08/15/2034	65,138
195,000	5.15%, 03/15/2035	195,597
45,000	5.35%, 01/15/2054	42,268
90,000	5.65%, 03/15/2055	88,642
90,000	Wisconsin Power & Light Co 5.38%, 03/30/2034	92,069
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	517,548
100,000	4.60%, 06/01/2032	97,787
290,000	5.60%, 04/15/2035	296,065
		16,212,071
TOTAL CORPORATE BONDS AND NOTES — 23.96% (Cost $151,603,988)		$149,073,209
FOREIGN GOVERNMENT BONDS AND NOTES
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030	177,460
200,000	5.00%, 07/15/2032(b)	197,100
200,000	5.00%, 07/15/2032	197,100
230,000	Chile Government International Bond 5.65%, 01/13/2037	236,923
	Hungary Government International Bond(b)
200,000	5.38%, 09/26/2030	201,798
200,000	6.00%, 09/26/2035	201,003
275,000	5.50%, 03/26/2036	265,131
	Israel Government International Bond
400,000	5.38%, 02/19/2030	407,631
200,000	2.75%, 07/03/2030	181,003
	Mexico Government International Bond
200,000	3.25%, 04/16/2030	183,880
541,000	3.50%, 02/12/2034	453,358
795,000	6.00%, 05/07/2036	784,585
215,000	6.88%, 05/13/2037	224,095
265,000	6.63%, 01/29/2038	268,975
685,000	4.28%, 08/14/2041	524,916
76,000	4.75%, 03/08/2044	59,747
200,000	6.34%, 05/04/2053	183,120
200,000	6.40%, 05/07/2054	183,800

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Panama Government International Bond
200,000	3.16%, 01/23/2030	$ 180,175
210,000	6.85%, 03/28/2054	192,125
	Peruvian Government International Bond
190,000	5.38%, 02/08/2035	189,652
380,000	3.30%, 03/11/2041	281,485
	Republic of Poland Government International Bond
220,000	5.13%, 09/18/2034	220,823
270,000	5.50%, 03/18/2054	250,225
	Romanian Government International Bond
40,000	3.00%, 02/27/2027(b)	38,605
234,000	5.88%, 01/30/2029(b)	235,566
570,000	3.00%, 02/14/2031	487,421
506,000	3.63%, 03/27/2032	433,990
70,000	5.75%, 03/24/2035(b)	64,655
86,000	7.50%, 02/10/2037(b)	89,277
160,000	Uruguay Government International Bond 4.38%, 01/23/2031	159,682
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.25% (Cost $8,246,659)		$7,755,306
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.42%
137,137	Ajax Mortgage Loan Trust(b)(e) Series 2021-C Class A 5.12%, 01/25/2061	136,758
190,000	ALA Trust(b)(c) Series 2025-OANA Class A 6.04%, 06/15/2040 1-mo. SOFR + 1.74%	191,010
	Angel Oak Mortgage Trust(b)
	Series 2020-1 Class A1
16,631	2.47%, 12/25/2059(d)	16,157
	Series 2020-2 Class A1A
66,250	2.53%, 01/26/2065(d)	62,726
	Series 2020-4 Class A1
27,160	1.47%, 06/25/2065(d)	25,787
	Series 2020-6 Class A1
32,355	1.26%, 05/25/2065(d)	29,410
	Series 2020-R1 Class A1
55,180	0.99%, 04/25/2053(d)	52,467
	Series 2021-1 Class A1
107,885	0.91%, 01/25/2066(d)	93,459
	Series 2021-2 Class A1
207,141	0.99%, 04/25/2066(d)	177,177
	Series 2021-3 Class A1
118,012	1.07%, 05/25/2066(d)	100,482
	Series 2021-4 Class A1
173,998	1.04%, 01/20/2065(d)	146,685
	Series 2021-5 Class A1
251,676	0.95%, 07/25/2066(d)	217,828
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-8 Class A1
191,799	1.82%, 11/25/2066(d)	$ 170,424
	Series 2022-1 Class A1
648,309	2.88%, 12/25/2066(e)	600,936
	Series 2022-5 Class A1
544,653	4.50%, 05/25/2067(e)	538,053
	Arroyo Mortgage Trust(b)(d)
	Series 2019-2 Class A1
40,971	3.35%, 04/25/2049	39,664
	Series 2019-3 Class A1
39,838	2.96%, 10/25/2048	38,014
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	338,123
	Series 2019-BN16 Class XA
2,357,346	1.09%, 02/15/2052(d)	61,840
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	614,270
	Series 2019-BN18 Class XA
965,158	1.03%, 05/15/2062(d)	27,167
	Series 2019-BN20 Class XA
1,137,225	0.92%, 09/15/2062(d)	33,254
	Series 2019-BN22 Class XA
1,753,297	0.69%, 11/15/2062(d)	39,229
	Series 2019-BN23 Class XA
2,895,873	0.80%, 12/15/2052(d)	73,441
	Series 2019-BN24 Class XA
972,996	0.75%, 11/15/2062(d)	24,385
	Series 2020-BN26 Class XA
1,014,215	1.31%, 03/15/2063(d)	42,599
	Series 2020-BN28 Class XA
2,318,070	1.87%, 03/15/2063(d)	169,019
	Series 2020-BN29 Class XA
2,763,974	1.41%, 11/15/2053(d)	153,884
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054(d)	1,341,088
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	517,588
	Series 2023-BNK45 Class XA
989,242	1.21%, 02/15/2056(d)	54,724
	Series 2024-BNK48 Class XA
1,757,753	1.35%, 10/15/2057(d)	146,084
	BANK5
	Series 2024-5YR11 Class A3
500,000	5.89%, 11/15/2057	523,796
	Series 2024-5YR11 Class AS
225,000	6.14%, 11/15/2057	234,919
	Series 2024-5YR7 Class A3
475,000	5.77%, 06/15/2057	493,669
	Series 2024-5YR8 Class A3
275,000	5.88%, 08/15/2057	286,923
	Series 2024-5YR9 Class AS
400,000	6.18%, 08/15/2057(d)	417,512

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-5YR15 Class A3
550,000	5.45%, 06/15/2030	$ 566,500
	Barclays Commercial Mortgage Securities Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,373,404
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(d)	96,360
	Series 2024-C24 Class A5
325,000	5.42%, 02/15/2057	335,721
	Series 2024-C24 Class XA
1,103,244	1.86%, 02/15/2057(d)	108,698
	Series 2024-C26 Class B
475,000	5.94%, 05/15/2057(d)	486,818
	Series 2024-C28 Class XA
997,815	1.33%, 09/15/2057(d)	77,660
	Series 2025-C32 Class XA
1,049,407	1.36%, 02/15/2062(d)	89,629
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(d)	391,214
	Series 2019-B10 Class XA
1,928,672	1.38%, 03/15/2062(d)	73,614
	Series 2019-B11 Class A2
2,224	3.41%, 05/15/2052	2,201
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	434,200
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,403,198
	Series 2019-B12 Class XA
895,014	1.20%, 08/15/2052(d)	25,137
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	535,369
	Series 2020-B18 Class XA
577,243	1.92%, 07/15/2053(d)	28,576
	Series 2020-B22 Class XA
1,097,776	1.62%, 01/15/2054(d)	72,144
	Series 2023-B39 Class XA
2,324,140	0.72%, 07/15/2056(d)	85,980
	Series 2023-B40 Class XA
967,410	1.43%, 12/15/2056(d)	56,480
	Series 2024-V8 Class A3
325,000	6.19%, 07/15/2057(d)	342,805
126,034	BINOM Securitization Trust(b)(d) Series 2021-INV1 Class A1 2.03%, 06/25/2056	113,800
450,693	BLP Commercial Mortgage Trust(b)(c) Series 2024-IND2 Class A 5.65%, 03/15/2041 1-mo. SOFR + 1.34%	451,256
	BMO Mortgage Trust
	Series 2024-5C6 Class A3
200,000	5.32%, 09/15/2057	204,735
	Series 2024-C9 Class A5
475,000	5.76%, 07/15/2057	498,443
	Series 2024-C9 Class XA
1,507,243	1.08%, 07/15/2057(d)	97,927
Principal Amount(a)		Fair Value
Non-Agency — (continued)
645,000	BOCA Commercial Mortgage Trust(b)(c) Series 2024-BOCA Class A 6.23%, 08/15/2041 1-mo. SOFR + 1.92%	$ 646,612
290,000	BPR Trust(b)(d) Series 2024-PMDW Class A 5.36%, 11/05/2041	294,402
	BRAVO Residential Funding Trust(b)(d)
	Series 2021-NQM2 Class A1
37,515	0.97%, 03/25/2060	36,367
	Series 2022-NQM3 Class A1
167,685	5.11%, 07/25/2062	166,973
575,000	BSTN Commercial Mortgage Trust(b)(d) Series 2025-1C Class A 5.55%, 06/15/2044	587,897
20,165	Bunker Hill Loan Depository Trust(b)(d) Series 2020-1 Class A1 1.72%, 02/25/2055	19,873
	BX Trust(b)(c)
	Series 2021-ARIA Class A
550,000	5.33%, 10/15/2036 1-mo. SOFR + 1.01%	549,484
	Series 2024-AIRC Class A
388,288	6.00%, 08/15/2039 1-mo. SOFR + 1.69%	389,744
	Series 2024-BIO Class A
275,000	5.96%, 02/15/2041 1-mo. SOFR + 1.64%	275,000
	Series 2024-PAT Class A
300,000	6.40%, 03/15/2041 1-mo. SOFR + 2.09%	300,000
	Series 2024-XL5 Class A
349,687	5.71%, 03/15/2041 1-mo. SOFR + 1.39%	350,014
	Series 2025-ROIC Class A
550,000	5.46%, 03/15/2030 1-mo. SOFR + 1.14%	546,562
83,655	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	82,820
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	246,713
351,530	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	350,325
10,374	Citigroup Mortgage Loan Trust(b)(d) Series 2018-RP1 Class A1 3.00%, 09/25/2064	10,179
	COLT Mortgage Loan Trust(b)(d)
	Series 2020-2R Class A1
60,270	1.33%, 10/26/2065	56,321

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-2 Class A1
178,609	0.92%, 08/25/2066	$ 150,055
	Series 2021-3 Class A1
315,450	0.96%, 09/27/2066	262,991
	Series 2021-4 Class A1
207,795	1.40%, 10/25/2066	176,876
	Series 2021-HX1 Class A1
431,322	1.11%, 10/25/2066	370,160
	Series 2022-4 Class A1
68,733	4.30%, 03/25/2067	68,495
	COMM Mortgage Trust(b)
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	95,077
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	111,703
	Series 2024-277P Class A
165,000	6.34%, 08/10/2044	173,914
	Series 2024-CBM Class A2
120,000	5.87%, 12/10/2041(d)	122,037
	Credit Suisse Mortgage Trust(b)
	Series 2017-FHA1 Class A1
24,995	3.25%, 04/25/2047(d)	22,806
	Series 2018-RPL9 Class A
101,128	3.85%, 09/25/2057(d)	97,990
	Series 2020-NQM1 Class A1
95,126	2.21%, 05/25/2065(e)	90,175
	Series 2020-RPL4 Class A1
237,699	2.00%, 01/25/2060(d)	214,284
	Series 2021-NQM2 Class A1
208,855	1.18%, 02/25/2066(d)	187,077
	Series 2021-NQM5 Class A1
169,946	0.94%, 05/25/2066(d)	143,798
	Series 2021-NQM6 Class A1
395,993	1.17%, 07/25/2066(d)	331,517
	Series 2021-NQM8 Class A1
212,043	1.84%, 10/25/2066(d)	190,212
	Series 2021-RPL4 Class A1
228,603	4.12%, 12/27/2060(d)	227,682
	Series 2022-NQM1 Class A1
525,500	2.27%, 11/25/2066(d)	477,930
20,312	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	20,238
10,933,591	DBGS Mortgage Trust(d) Series 2018-C1 Class XA 0.31%, 10/15/2051	58,473
443,965	DBJPM Mortgage Trust(d) Series 2020-C9 Class XA 1.82%, 09/15/2053	18,980
140,000	DC Trust(b)(d) Series 2024-HLTN Class A 5.93%, 04/13/2040	141,500
	Ellington Financial Mortgage Trust(b)(d)
	Series 2020-2 Class A1
30,499	1.18%, 10/25/2065	28,557
	Series 2021-1 Class A1
26,303	0.80%, 02/25/2066	22,537
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-2 Class A1
149,647	0.93%, 06/25/2066	$ 124,950
	Series 2022-1 Class A1
857,229	2.21%, 01/25/2067	742,923
	GCAT Trust(b)
	Series 2020-NQM2 Class A1
20,429	2.56%, 04/25/2065(e)	19,543
	Series 2021-NQM1 Class A1
124,577	0.87%, 01/25/2066(d)	111,198
	Series 2021-NQM4 Class A1
287,077	1.09%, 08/25/2066(d)	240,173
	Series 2021-NQM7 Class A1
135,494	1.92%, 08/25/2066(d)	125,517
	Series 2022-HX1 Class A1
536,921	2.89%, 12/27/2066(d)	500,916
	GS Mortgage Securities Trust(d)
	Series 2020-GC45 Class XA
1,895,290	0.73%, 02/13/2053	42,855
	Series 2024-70P Class A
625,000	5.49%, 03/10/2041(b)	628,005
157,641	HIH Trust(b)(c) Series 2024-61P Class A 6.16%, 10/15/2041 1-mo. SOFR + 1.84%	157,739
400,000	Houston Galleria Mall Trust(b)(d) Series 2025-HGLR Class A 5.64%, 02/05/2045	410,406
150,000	HTL Commercial Mortgage Trust(b)(d) Series 2024-T53 Class A 6.07%, 05/10/2039	151,535
	Hudson Yards Mortgage Trust(b)(d)
	Series 2025-SPRL Class A
370,000	5.65%, 01/13/2040	381,415
	Series 2025-SPRL Class B
175,000	5.95%, 01/13/2040	180,216
	Imperial Fund Mortgage Trust(b)
	Series 2021-NQM2 Class A1
153,497	1.07%, 09/25/2056(d)	130,118
	Series 2022-NQM2 Class A1
484,274	3.64%, 03/25/2067(e)	463,110
700,000	IRV Trust(b)(d) Series 2025-200P Class A 5.47%, 03/14/2047	707,707
261,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class A5 3.60%, 11/15/2048	258,486
	JPMDB Commercial Mortgage Securities Trust
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	534,748
	Series 2016-C4 Class ASB
96,700	2.99%, 12/15/2049	95,575

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037	$ 107,401
	Series 2022-OPO Class A
400,000	3.02%, 01/05/2039	364,056
	Series 2024-OMNI Class A
105,000	5.99%, 10/05/2039(d)	107,121
	JPMorgan Mortgage Trust(b)
	Series 2022-DSC1 Class A3
266,228	4.75%, 01/25/2063(d)	257,303
	Series 2023-DSC1 Class A1
519,212	4.63%, 07/25/2063(d)	505,253
	Series 2024-1 Class A4
306,622	6.00%, 06/25/2054(d)	309,295
	Series 2024-VIS2 Class A1
1,137,046	5.85%, 11/25/2064(e)	1,144,063
	Series 2025-NQM2 Class A1
712,522	5.57%, 09/25/2065(d)	715,082
	Legacy Mortgage Asset Trust(b)(e)
	Series 2021-GS2 Class A1
215,172	5.75%, 04/25/2061	215,122
	Series 2021-GS4 Class A1
76,262	4.65%, 11/25/2060	76,248
500,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 5.04%, 10/13/2033	502,617
	MetLife Securitization Trust(b)(d)
	Series 2017-1A Class A
16,955	3.00%, 04/25/2055	16,226
	Series 2018-1A Class A
45,420	3.75%, 03/25/2057	44,088
345,000	MF1 Ltd(b)(c) Series 2022-FL8 Class AS 6.07%, 02/19/2037 1-mo. SOFR + 1.75%	343,805
	MFRA Trust(b)(d)
	Series 2020-NQM3 Class A1
13,080	1.01%, 01/26/2065	12,299
	Series 2021-NQM1 Class A1
127,250	1.15%, 04/25/2065	119,071
	Series 2021-NQM2 Class A1
108,414	1.03%, 11/25/2064	95,469
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-3 Class A1
194	2.75%, 01/25/2061	194
	Series 2018-1 Class A1
22,347	3.25%, 05/25/2062	22,080
	Series 2019-GS1 Class A1
128,059	2.75%, 07/25/2059	124,681
300,000	Morgan Stanley Capital I Trust(b)(c) Series 2021-230P Class A 5.60%, 12/15/2038 1-mo. SOFR + 1.28%	288,236
Principal Amount(a)		Fair Value
Non-Agency — (continued)
345,928	MSWF Commercial Mortgage Trust(d) Series 2023-2 Class XA 1.14%, 12/15/2056	$ 20,408
	New Residential Mortgage Loan Trust(b)
	Series 2015-1A Class A3
16,171	3.75%, 05/28/2052(d)	15,453
	Series 2017-4A Class A1
27,329	4.00%, 05/25/2057(d)	26,236
	Series 2017-5A Class A1
22,597	5.94%, 06/25/2057(c) 1-mo. SOFR + 1.61%	22,902
	Series 2018-1A Class A1A
236,690	4.00%, 12/25/2057(d)	230,786
	Series 2019-3A Class A1A
85,028	3.75%, 11/25/2058(d)	81,953
	Series 2019-5A Class A1B
82,773	3.50%, 08/25/2059(d)	78,595
	Series 2019-NQM4 Class A1
15,028	2.49%, 09/25/2059(d)	14,335
	Series 2020-1A Class A1B
55,908	3.50%, 10/25/2059(d)	52,406
	Series 2021-NQ1R Class A1
89,945	0.94%, 07/25/2055(d)	81,801
	Series 2021-NQ2R Class A1
93,179	0.94%, 10/25/2058(d)	88,715
	Series 2022-NQM4 Class A1
774,316	5.00%, 06/25/2062(e)	777,833
606,287	NMLT Trust(b)(d) Series 2021-INV1 Class A1 1.19%, 05/25/2056	530,500
105,000	NY Commercial Mortgage Trust(b)(d) Series 2025-299P Class A 5.85%, 02/10/2047	109,106
330,000	NYC Commercial Mortgage Trust(b)(c) Series 2025-3BP Class A 5.53%, 02/15/2042 1-mo. SOFR + 1.21%	327,319
350,000	One New York Plaza Trust(b)(c) Series 2020-1NYP Class A 5.38%, 01/15/2036 1-mo. SOFR + 1.06%	340,175
	Onslow Bay Financial LLC(b)(d)
	Series 2021-NQM1 Class A1
203,176	1.07%, 02/25/2066	174,505
	Series 2021-NQM3 Class A1
200,237	1.05%, 07/25/2061	163,828
	Series 2021-NQM4 Class A1
132,799	1.96%, 10/25/2061	112,584
	Series 2022-NQM1 Class A1
582,209	2.31%, 11/25/2061	520,897
750,000	Pretium Mortgage Credit Partners(b)(e) Series 2025-NPL6 Class A1 5.74%, 06/25/2055	750,051

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Pretium Mortgage Credit Partners LLC(b)(e)
	Series 2021-RN2 Class A1
123,232	4.74%, 07/25/2051	$ 122,538
	Series 2025-RPL1 Class A1
566,252	4.00%, 07/25/2069	547,953
565,506	PRKCM Trust(b)(d) Series 2021-AFC1 Class A1 1.51%, 08/25/2056	468,388
	PRP Advisors LLC(b)(e)
	Series 2021-4 Class A1
375,898	5.87%, 04/25/2026	376,253
	Series 2024-4 Class A1
676,266	6.41%, 08/25/2029	677,963
	Series 2025-3 Class A1
99,257	6.26%, 05/25/2030	99,016
	Series 2025-RPL2 Class A1
593,827	3.75%, 04/25/2055	573,614
36,558	Residential Mortgage Loan Trust(b)(d) Series 2021-1R Class A1 0.86%, 01/25/2065	35,040
519,955	RFR Trust(b)(d) Series 2025-SGRM Class A 5.56%, 03/11/2041	529,829
	ROCC Trust(b)
	Series 2024-CNTR Class A
800,000	5.39%, 11/13/2041	818,388
	Series 2024-CNTR Class B
200,000	5.93%, 11/13/2041	206,159
490,000	SG Commercial Mortgage Securities Trust(b) Series 2020-COVE Class A 2.63%, 03/15/2037	457,342
660,000	SHR Trust(b)(c) Series 2024-LXRY Class A 6.26%, 10/15/2041 1-mo. SOFR + 1.95%	659,587
	Starwood Mortgage Residential Trust(b)(d)
	Series 2020-3 Class A1
14,884	1.49%, 04/25/2065	14,352
	Series 2021-1 Class A1
119,848	1.22%, 05/25/2065	112,131
	Series 2021-2 Class A1
83,176	0.94%, 05/25/2065	77,888
	Series 2021-6 Class A1
316,755	1.92%, 11/25/2066	280,485
560,000	Texas Commercial Mortgage Trust(b)(c) Series 2025-TWR Class A 5.61%, 04/15/2042 1-mo. SOFR + 1.29%	558,951
110,131	Toorak Mortgage Corp(b)(d) Series 2021-INV1 Class A1 1.15%, 07/25/2056	97,904
	Towd Point Mortgage Trust(b)(d)
	Series 2018-1 Class A1
6,413	3.00%, 01/25/2058	6,327
	Series 2018-2 Class A1
31,170	3.25%, 03/25/2058	30,733
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-3 Class A1
50,332	3.75%, 05/25/2058	$ 49,327
	Series 2018-5 Class A1A
66,033	3.25%, 07/25/2058	65,172
	Series 2019-1 Class A1
227,792	3.75%, 03/25/2058	221,601
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	173,162
	Series 2021-R1 Class A1
1,090,891	2.92%, 11/30/2060	977,289
	Verus Securitization Trust(b)
	Series 2019-INV3 Class A1
18,603	3.69%, 11/25/2059(d)	18,421
	Series 2020-4 Class A1
22,284	2.50%, 05/25/2065(e)	21,818
	Series 2020-5 Class A1
51,193	2.22%, 05/25/2065(e)	48,939
	Series 2021-2 Class A1
149,188	1.03%, 02/25/2066(d)	135,550
	Series 2021-4 Class A1
144,404	0.94%, 07/25/2066(d)	119,818
	Series 2021-5 Class A1
667,186	1.01%, 09/25/2066(d)	573,535
	Series 2021-7 Class A1
318,762	1.83%, 10/25/2066(e)	286,386
	Series 2021-8 Class A1
211,223	1.82%, 11/25/2066(d)	192,877
	Series 2021-R2 Class A1
86,272	0.92%, 02/25/2064(d)	78,972
	Series 2022-3 Class A1
180,662	4.13%, 02/25/2067(e)	172,752
146,295	VOLT CII LLC(b)(e) Series 2021-NP11 Class A1 4.87%, 08/25/2051	146,070
155,125	VOLT CIII LLC(b)(e) Series 2021-CF1 Class A1 4.99%, 08/25/2051	154,691
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	142,410
	Series 2024-MGP Class A12
500,000	6.00%, 08/15/2041(b)(c) 1-mo. SOFR + 1.69%	497,500
	Series 2024-MGP Class B12
100,000	6.60%, 08/15/2041(b)(c) 1-mo. SOFR + 2.29%	98,500
355,000	WHARF Commercial Mortgage Trust(b)(d) Series 2025-DC Class A 5.35%, 07/15/2040	363,116

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
280,000	Willowbrook Mall(b)(d) Series 2025-WBRK Class A 5.87%, 03/05/2035	$ 289,223
		52,371,973
U.S. Government Agency — 30.74%
	Connecticut Avenue Securities Trust(b)(c)
	Series 2021-R01 Class 1M2
87,328	5.86%, 10/25/2041 1-mo. SOFR + 1.55%	87,543
	Series 2021-R03 Class 1M2
121,000	5.96%, 12/25/2041 1-mo. SOFR + 1.65%	121,719
	Series 2024-R01 Class 1M2
175,000	6.11%, 01/25/2044 1-mo. SOFR + 1.80%	176,839
	Series 2024-R02 Class 1M2
107,000	6.11%, 02/25/2044 1-mo. SOFR + 1.80%	107,901
	Series 2024-R03 Class 2M2
375,000	6.26%, 03/25/2044 1-mo. SOFR + 1.95%	378,036
	Federal Home Loan Mortgage Corp
56,927	3.00%, 09/01/2027	56,118
1,667	6.00%, 11/01/2033	1,727
6,505	6.00%, 04/01/2035	6,675
5,245	4.50%, 05/01/2035	5,222
19,555	5.50%, 08/01/2035	20,075
10,366	4.50%, 11/01/2035	10,365
2,575	6.50%, 02/01/2036	2,692
4,580	4.50%, 03/01/2036	4,560
5,611	6.00%, 03/01/2036	5,882
11,461	5.50%, 06/01/2036	11,769
8,374	5.50%, 08/01/2036	8,496
6,302	7.00%, 08/01/2037	6,645
28,171	5.00%, 04/01/2038	28,625
66,954	5.50%, 05/01/2038	68,775
42,619	4.50%, 03/01/2039	42,522
42,510	4.50%, 05/01/2039	42,465
48,276	4.00%, 09/01/2040	46,646
123,563	5.00%, 09/01/2040	125,250
11,072	4.00%, 09/01/2043	10,486
119,999	4.50%, 04/01/2044	117,701
281,724	4.50%, 12/01/2044	275,170
741,979	3.00%, 02/01/2049	661,278
40,925	3.50%, 07/01/2049	37,688
1,066,607	4.00%, 03/01/2050	1,008,159
1,753,879	4.50%, 03/01/2050	1,695,072
334,062	3.50%, 05/01/2050	303,595
99,914	2.50%, 11/01/2050	84,224
590,890	4.50%, 11/01/2050	567,653
837,800	2.50%, 02/01/2051	700,441
1,299,753	2.00%, 03/01/2051	1,037,886
2,324,275	2.00%, 05/01/2051	1,849,100
2,349,079	2.50%, 05/01/2051	1,972,226
2,658,831	2.50%, 08/01/2051	2,240,329
28,784	2.00%, 09/01/2051	22,874
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
727,702	2.50%, 09/01/2051	$ 610,499
889,874	2.00%, 11/01/2051	713,586
2,985,658	2.00%, 01/01/2052	2,367,261
491,356	2.00%, 02/01/2052	389,135
28,949	2.00%, 03/01/2052	22,996
992,834	2.00%, 04/01/2052	787,268
615,333	4.50%, 04/01/2052	589,551
1,189,305	2.00%, 06/01/2052	945,720
2,390,979	3.00%, 08/01/2052	2,104,535
681,927	4.50%, 08/01/2052	653,495
2,399,998	3.00%, 11/01/2052	2,079,380
286,854	6.00%, 11/01/2052	295,144
781,500	6.00%, 01/01/2053	804,025
1,681,411	4.50%, 05/01/2053	1,629,694
4,249,995	6.00%, 06/01/2054	4,322,478
1,851,293	6.00%, 09/01/2054	1,881,730
4,250,000	6.00%, 12/01/2054	4,322,269
3,446,270	5.50%, 01/01/2055	3,453,386
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	186,721
	Series K104 Class X1
957,679	1.23%, 01/25/2030(d)	39,960
	Series K111 Class X1
568,441	1.68%, 05/25/2030(d)	35,543
	Series K112 Class X1
1,115,158	1.53%, 05/25/2030(d)	63,834
	Series K114 Class X1
1,454,857	1.21%, 06/25/2030(d)	66,941
	Series K122 Class X1
441,726	0.96%, 11/25/2030(d)	16,731
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(d)	479,934
	Series K-161 Class A2
500,000	4.90%, 10/25/2033(d)	513,365
	Series K510 Class A2
175,000	5.07%, 10/25/2028(d)	179,705
	Series KF153 Class AS
229,724	4.99%, 02/25/2033(c) 1-mo. SOFR + 0.68%	229,866
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
13,552	3.00%, 05/15/2041	13,036
	Series 4097 Class KA
16,589	2.00%, 09/15/2031	16,368
	Series 4142 Class PT
17,134	1.25%, 12/15/2027	16,639
	Series 4146 Class AB
13,538	1.13%, 12/15/2027	13,151
	Series 4961 Class JB
109,474	2.50%, 12/15/2042	100,722
	Series 5170 Class DP
335,734	2.00%, 07/25/2050	294,861

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 5502 Class FG
486,628	5.31%, 02/25/2055(c) 1-mo. SOFR + 1.00%	$ 481,914
57,771	Federal Home Loan Mortgage Corp Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	54,036
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c)
	Series 2021-DNA5 Class M2
33,701	5.96%, 01/25/2034 1-mo. SOFR + 1.65%	33,850
	Series 2022-DNA2 Class M2
395,000	8.06%, 02/25/2042 1-mo. SOFR + 3.75%	410,176
	Series 2022-DNA3 Class M1B
635,000	7.21%, 04/25/2042 1-mo. SOFR + 2.90%	654,050
	Series 2022-DNA4 Class M1B
250,000	7.66%, 05/25/2042 1-mo. SOFR + 3.35%	259,781
	Series 2022-DNA5 Class M1B
695,000	8.81%, 06/25/2042 1-mo. SOFR + 4.50%	738,683
	Series 2022-DNA7 Class M1B
515,000	9.31%, 03/25/2052 1-mo. SOFR + 5.00%	556,684
	Series 2022-HQA3 Class M1B
265,000	7.86%, 08/25/2042 1-mo. SOFR + 3.55%	277,256
	Series 2023-HQA1 Class M1B
160,000	7.81%, 05/25/2043 1-mo. SOFR + 3.50%	168,992
	Series 2023-HQA3 Class A1
90,678	6.16%, 11/25/2043 1-mo. SOFR + 1.85%	91,756
	Series 2025-DNA2 Class A1
481,250	5.41%, 05/25/2045 1-mo. SOFR + 1.10%	481,428
	Federal National Mortgage Association
23,223	4.00%, 07/01/2026	23,078
181,004	3.50%, 01/01/2031	177,989
3,750	4.50%, 08/01/2035	3,732
1,231	6.00%, 02/01/2036	1,251
11,574	5.50%, 03/01/2036	11,828
11,514	6.00%, 03/01/2037	11,954
22,414	6.00%, 08/01/2037	23,272
8,931	6.50%, 08/01/2037	9,308
19,135	2.00%, 07/01/2041	16,499
101,976	4.00%, 10/01/2041	98,386
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
409,691	3.50%, 08/01/2043	$ 380,241
223,408	4.00%, 01/01/2045	212,411
132,094	3.50%, 08/01/2045	122,657
700,596	4.00%, 08/01/2045	672,762
292,646	4.00%, 10/01/2046	277,317
305,225	3.50%, 01/01/2047	280,947
784,700	4.50%, 11/01/2047	763,412
21,694	4.50%, 01/01/2048	21,011
312,654	4.50%, 04/01/2048	303,902
131,144	4.00%, 02/01/2049	123,918
395,557	3.50%, 07/01/2049	364,535
369,397	4.50%, 07/01/2049	358,218
282,573	3.50%, 08/01/2049	260,031
702,667	3.00%, 12/01/2049	615,532
1,524,985	3.00%, 04/01/2050	1,337,660
422,114	3.50%, 05/01/2050	383,582
658,620	2.50%, 06/01/2050	555,296
199,306	2.50%, 07/01/2050	167,508
766,632	2.50%, 09/01/2050	647,145
2,592,847	2.00%, 10/01/2050	2,068,847
1,728,001	2.00%, 11/01/2050	1,379,322
859,151	2.50%, 01/01/2051	717,724
41,984	2.50%, 02/01/2051	35,390
66,271	2.50%, 03/01/2051	55,939
203,674	2.00%, 04/01/2051	162,026
890,716	2.00%, 05/01/2051	708,622
10,166,993	2.50%, 06/01/2051	8,485,506
1,015,877	3.00%, 07/01/2051	880,609
83,313	2.50%, 09/01/2051	70,197
883,995	2.00%, 10/01/2051	700,971
326,737	2.50%, 10/01/2051	275,001
343,095	2.50%, 11/01/2051	288,698
1,195,905	2.00%, 01/01/2052	950,920
1,737,732	2.00%, 02/01/2052	1,379,881
4,096,515	2.00%, 04/01/2052	3,252,561
4,239,353	2.50%, 04/01/2052	3,516,999
3,607,250	2.00%, 06/01/2052	2,861,434
1,098,117	3.00%, 06/01/2052	955,119
62,677	2.00%, 07/01/2052	49,717
792,222	5.50%, 09/01/2052	801,765
1,260,052	4.50%, 12/01/2052	1,207,559
785,978	5.50%, 04/01/2053	791,436
2,877,935	5.50%, 06/01/2053	2,882,848
2,458,729	6.00%, 12/01/2053	2,501,290
4,441,491	6.50%, 01/01/2054	4,601,346
3,427,644	5.50%, 09/01/2054	3,428,966
2,602,179	5.00%, 10/01/2054	2,551,371
	Federal National Mortgage Association Alternative Credit Enhancement Securities(d)
	Series 2019-M21 Class X3
1,830,428	1.25%, 06/25/2034	112,302
	Series 2020-M2 Class X
4,613,094	0.38%, 01/25/2030	37,850
43,151	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	39,671

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
14,501	1.50%, 09/25/2027	$ 14,122
	Series 2012-18 Class GA
21,121	2.00%, 12/25/2041	19,828
	Series 2012-21 Class PQ
11,379	2.00%, 09/25/2041	10,761
	Series 2012-52 Class PA
19,122	3.50%, 05/25/2042	18,470
	Series 2013-16 Class A
2,065	1.75%, 01/25/2040	2,058
	Series 2013-77 Class BP
299	1.70%, 06/25/2043	298
	Series 2013-9 Class PT
15,427	1.25%, 02/25/2028	14,942
	Series 2015-48 Class QB
11,842	3.00%, 02/25/2043	11,597
	Series 2015-5 Class EP
53,959	2.00%, 06/25/2043	51,791
	Series 2016-11 Class GA
32,194	2.50%, 03/25/2046	30,023
	Series 2016-38 Class NA
16,287	3.00%, 01/25/2046	15,205
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	249,032
	Series 2017-26 Class CG
11,926	3.50%, 07/25/2044	11,812
	Series 2017-34 Class JK
9,715	3.00%, 05/25/2047	9,494
	Series 2017-35 Class AH
14,722	3.50%, 04/25/2053	14,598
	Series 2017-49 Class JA
17,744	4.00%, 07/25/2053	17,631
	Series 2017-84 Class KA
21,616	3.50%, 04/25/2053	21,360
	Series 2018-23 Class LA
33,333	3.50%, 04/25/2048	31,752
	Series 2018-70 Class HA
30,703	3.50%, 10/25/2056	30,085
	Series 2019-12 Class HA
59,509	3.50%, 11/25/2057	57,480
	Series 2019-14 Class CA
54,488	3.50%, 04/25/2049	52,501
	Series 2019-45 Class PT
52,889	3.00%, 08/25/2049	48,104
	Series 2020-1 Class AC
207,079	3.50%, 08/25/2058	196,413
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	657,364
	Series 2025-11 Class FB
704,609	5.31%, 03/25/2055(c) 1-mo. SOFR + 1.00%	700,756
	Government National Mortgage Association
3,250,000	3.50%, TBA	2,954,359
2,800,000	4.00%, TBA	2,602,937
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
3,500,000	5.00%, TBA	$ 3,437,515
1,000,000	5.50%, TBA	1,001,312
2,000,000	6.00%, TBA	2,029,215
131,716	4.00%, 02/20/2045	125,137
29,054	3.00%, 12/20/2045	26,097
65,968	4.50%, 01/20/2046	64,357
114,774	4.50%, 06/20/2048	111,947
116,506	4.50%, 07/20/2048	113,541
122,261	4.50%, 09/20/2048	119,049
122,759	4.50%, 10/20/2048	119,483
103,458	4.50%, 01/20/2049	101,070
116,377	4.50%, 02/20/2049	113,649
255,140	3.50%, 12/20/2049	232,900
242,738	3.50%, 01/20/2050	222,475
1,196,942	3.00%, 03/20/2050	1,061,618
537,850	3.50%, 10/20/2050	493,010
1,578,008	2.00%, 12/20/2050	1,285,372
2,582,092	2.50%, 03/20/2051	2,195,559
67,211	3.00%, 03/20/2051	59,626
60,833	3.00%, 06/20/2051	53,869
2,704,384	2.50%, 08/20/2051	2,298,784
195,654	2.50%, 09/20/2051	163,772
2,527,206	3.00%, 10/20/2051	2,237,915
486,840	2.50%, 11/20/2051	411,150
1,818,053	2.00%, 12/20/2051	1,480,834
282,754	2.50%, 12/20/2051	238,793
898,687	3.00%, 05/20/2052	795,198
2,083,061	4.50%, 09/20/2052	2,011,110
892,317	4.50%, 11/20/2052	861,134
815,576	3.50%, 02/20/2053	746,084
2,782,763	5.50%, 05/20/2054	2,791,672
	Series 2013-37 Class LG
15,069	2.00%, 01/20/2042	14,673
	Series 2021-135 Class A
1,449,811	2.00%, 08/20/2051	1,168,543
	Uniform Mortgage-Backed Security(g)
600,000	2.00%, TBA	548,133
6,852,000	2.50%, TBA	5,680,107
800,000	3.00%, TBA	851,009
4,000,000	5.00%, TBA	3,919,601
11,000,000	5.50%, TBA	10,997,484
28,410,000	6.00%, TBA	28,868,049
		191,271,452
TOTAL MORTGAGE-BACKED SECURITIES — 39.16% (Cost $249,944,513)		$243,643,425
MUNICIPAL BONDS AND NOTES
104,118	Commonwealth of Massachusetts Series B 4.11%, 07/15/2031	103,856
	County of Riverside California
420,000	2.96%,02/15/2027	412,356
420,000	3.07%,02/15/2028	409,314
	District of Columbia
45,000	5.75%,04/01/2035	46,575

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Municipal Bonds and Notes — (continued)
200,000	3.43%,04/01/2042	$ 145,121
	Marshall University Series B
100,000	3.13%,05/01/2028	96,845
100,000	3.38%,05/01/2031	93,927
	Maryland Economic Development Corp
270,000	4.97%,11/30/2032	275,123
110,000	5.02%,11/30/2033	111,777
115,000	Metropolitan Transportation Authority Series Series C1 4.75%, 11/15/2045	112,043
50,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	43,824
275,000	New York Transportation Development Corp 4.25%, 09/01/2035	269,212
355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	377,112
80,000	Regents of The University of California Medical Center Series H 6.55%, 05/15/2048	85,220
	State Board of Administration Finance Corp
395,000	1.26%,07/01/2025	395,000
575,000	2.15%,07/01/2030	514,482
	State of California
130,000	7.55%,04/01/2039	155,803
85,000	7.30%,10/01/2039	98,307
15,000	7.63%,03/01/2040	17,954
TOTAL MUNICIPAL BONDS AND NOTES — 0.60% (Cost $4,030,956)		$3,763,851
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,929,330
760,000	2.85%, 03/28/2034	673,779
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	533,563
600,000	4.75%, 12/10/2032	622,249
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.60% (Cost $4,008,889)		$3,758,921
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
1,539,163(h)	1.75%, 01/15/2034	1,525,848
3,392,725(h)	0.75%, 02/15/2042	2,634,065
13,952(h)	0.63%, 02/15/2043	10,367
1,341,902(h)	1.38%, 02/15/2044	1,126,464
1,028,423(h)	0.75%, 02/15/2045	750,580
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
406,122(h)	1.00%, 02/15/2046	$ 307,644
810,966(h)	0.25%, 02/15/2050	470,758
822,259(h)	1.50%, 02/15/2053	650,960
	United States Treasury Note/Bond
5,315,000	1.38%, 08/31/2026(i)(j)	5,160,117
265,000	1.13%, 02/28/2027	253,644
6,585,000	4.25%, 03/15/2027	6,634,902
1,070,000	0.50%, 06/30/2027	1,004,086
430,000	0.38%, 09/30/2027	399,262
125,000	0.50%, 10/31/2027	116,094
8,765,000	4.13%, 11/15/2027	8,846,145
5,830,000	0.75%, 01/31/2028	5,408,919
2,510,000	1.25%, 05/31/2028	2,341,556
2,870,000	1.25%, 06/30/2028	2,671,903
3,030,000	4.13%, 11/30/2029	3,074,503
11,850,000	1.50%, 02/15/2030	10,723,324
3,290,000	4.00%, 03/31/2030	3,320,587
1,340,000	3.75%, 06/30/2030	1,336,598
2,650,000	3.88%, 06/30/2030	2,660,144
1,710,000	4.63%, 09/30/2030	1,774,325
2,130,000	1.25%, 08/15/2031	1,822,149
3,695,000	1.38%, 11/15/2031	3,161,390
2,660,000	4.00%, 06/30/2032	2,662,078
3,620,000	2.75%, 08/15/2032	3,339,450
7,200,000	4.25%, 11/15/2034	7,223,625
8,830,000	4.63%, 02/15/2035	9,110,077
2,380,000	4.38%, 05/15/2040	2,326,171
730,000	4.75%, 02/15/2041	739,496
1,500,000	4.00%, 11/15/2042	1,368,457
2,375,000	3.13%, 02/15/2043	1,909,927
1,200,000	3.88%, 05/15/2043	1,071,844
350,000	4.38%, 08/15/2043	333,607
1,566,000	3.63%, 02/15/2044	1,340,704
680,000	4.63%, 05/15/2044	666,852
610,000	3.13%, 08/15/2044	480,971
3,850,000	2.50%, 02/15/2045	2,710,340
3,010,000	2.50%, 02/15/2046	2,085,836
1,620,000	2.25%, 08/15/2046	1,061,290
1,500,000	2.88%, 11/15/2046	1,104,375
1,500,000	3.00%, 02/15/2047	1,126,113
8,546,000	3.00%, 05/15/2047	6,399,819
1,170,000	3.00%, 02/15/2048	869,319
1,580,000	3.13%, 05/15/2048	1,198,763
1,915,000	3.38%, 11/15/2048	1,514,870
1,280,000	2.88%, 05/15/2049	918,850
910,000	2.38%, 11/15/2049	585,279
5,100,000	1.25%, 05/15/2050	2,449,594
2,730,000	1.63%, 11/15/2050	1,438,262
1,365,000	2.25%, 02/15/2052	833,770
870,000	2.88%, 05/15/2052	612,263
3,485,000	3.00%, 08/15/2052	2,515,598
6,331,400	4.00%, 11/15/2052	5,537,255
2,995,000	3.63%, 05/15/2053	2,442,797
3,128,000	4.25%, 08/15/2054	2,856,499
1,640,000	4.63%, 02/15/2055	1,599,514
	United States Treasury Strip Coupon(k)
1,842,000	3.87%, 11/15/2029	1,557,333

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
390,000	3.93%, 08/15/2030	$ 319,386
390,000	3.97%, 11/15/2030	315,702
1,150,000	4.06%, 08/15/2031	898,971
1,510,000	4.09%, 11/15/2031	1,166,343
831,000	4.12%, 05/15/2032	627,695
390,000	4.25%, 08/15/2033	277,051
870,000	4.46%, 08/15/2035	556,727
TOTAL U.S. TREASURY BONDS AND NOTES — 23.52% (Cost $156,949,374)		$146,339,207
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,052,193	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 4.25%(m)	11,052,193
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.78% (Cost $11,052,193)		$11,052,193
Principal Amount(a)
SHORT TERM INVESTMENTS
Certificate of Deposit — 0.12%
749,000	National Bank of Kuwait 4.63%, 08/28/2025	749,128
Commercial Paper — 1.63%
466,000	Alimentation Couche-Tard 4.64%, 07/29/2025	464,347
Principal Amount(a)		Fair Value
Commercial Paper — (continued)
893,000	American Honda Finance Corp 4.88%, 08/18/2025	$ 887,190
2,886,000	Dominion Energy Inc 4.68%, 08/27/2025	2,865,069
1,571,000	General Motors Financial Co Inc 4.69%, 01/26/2026	1,529,578
1,470,000	Hyundai Capital America Inc 4.69%, 08/27/2025	1,459,315
2,417,000	John Deere 4.59%, 07/14/2025	2,413,054
537,000	PPG Industries Inc 4.70%, 08/15/2025	533,906
		10,152,459
U.S. Treasury Bonds and Notes — 6.99%
	U.S. Treasury Bills(k)
1,720,000	4.24%, 07/01/2025(f)	1,720,000
17,918,800	4.25%, 07/08/2025	17,903,990
6,921,200	4.24%, 07/15/2025(f)	6,909,800
1,660,000	4.23%, 07/24/2025	1,655,523
9,370,000	4.14%, 07/31/2025	9,337,796
5,990,000	4.27%, 08/19/2025	5,955,366
		43,482,475
TOTAL SHORT TERM INVESTMENTS — 8.74% (Cost $54,384,307)		$54,384,062
TOTAL INVESTMENTS — 108.92% (Cost $697,566,810)		$677,715,786
OTHER ASSETS & LIABILITIES, NET — (8.92)%		$(55,515,556)
TOTAL NET ASSETS — 100.00%		$622,200,230

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $117,331,569, representing 18.86% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2025. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of June 30, 2025.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	Principal amount of the security is adjusted for inflation.
(i)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(j)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of June 30, 2025.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
ICE 3 Month SONIA	34	GBP	8,192	Sep 2025	$15,485
U.S. 10 Year Treasury Note Futures	123	USD	13,791	Sep 2025	114,203
U.S. 10 Year Treasury Ultra Futures	17	USD	1,943	Sep 2025	34,797
U.S. 2 Year Treasury Note Futures	252	USD	52,422	Sep 2025	151,564
U.S. 5 Year Treasury Note Futures	270	USD	29,430	Sep 2025	334,004
U.S. Long Bond Futures	87	USD	10,046	Sep 2025	323,681
U.S. Ultra Bond Futures	128	USD	15,248	Sep 2025	517,448
Short
Euro-Bund Futures	1	EUR	130	Sep 2025	775
U.S. 10 Year Treasury Ultra Futures	77	USD	8,798	Sep 2025	(104,672)
U.S. Long Bond Futures	24	USD	2,771	Sep 2025	(98,813)
U.S. Ultra Bond Futures	1	USD	119	Sep 2025	(5,508)
				Net Appreciation	$1,282,964
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized (Depreciation)
MS	USD	2,406,487	EUR	2,043,854	09/23/2025	$(14,706)
					Net Depreciation	$(14,706)
As of June 30, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.IG.42.V1(c)	USD	6,592	$146,460	$113,041	2.00%	06/20/2029	$33,419	0.40%	Quarterly	-
CDX.NA.IG.43(c)	USD	11,600	259,858	237,901	3.00	12/20/2029	21,957	0.45	Quarterly	-
			$406,318	$350,942		Net Appreciation	$55,376
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
As of June 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1.89%	Daily	1-day EUROSTR	Daily	EUR	78,460	09/17/2025	$(3,015)	$92,466	$(95,481)
3.62%	Annual	1-day SOFR	Annual	USD	8,440	06/30/2027	32,615	18,721	13,894
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annual	3.75%	Annual	USD	12,870	09/17/2027	$(97,466)	$(9,805)	$(87,662)
3-mo. BBSW	Quarterly	3.75%	Quarterly	AUD	21,060	09/17/2027	(174,847)	(149,127)	(25,721)
2.00%	Annual	1-day EUROSTR	Annual	EUR	1,040	09/17/2027	5,396	21,175	(15,779)
1.50%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	930	09/17/2027	(10,616)	(8,915)	(1,701)
1-day TONA	Annual	0.75%	Annual	JPY	685,000	09/17/2027	2,546	2,133	412
2.50%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	330	09/17/2027	257	(292)	549
3.50%	Annual	1-day SOFR	Annual	USD	580	09/17/2027	649	(662)	1,311
3.50%	Quarterly	3-mo. BBSW	Quarterly	AUD	173	09/17/2027	8,900	4,393	4,506
2.75%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	11,670	09/17/2027	50,434	19,802	30,631
2.25%	Annual	3-mo. STIBOR	Quarterly	SEK	78,420	09/17/2027	60,030	28,986	31,044
3.75%	Annual	1-day SONIA	Annual	GBP	8,670	09/17/2027	48,899	9,467	39,432
4.25%	Annual	6-mo. NIBOR	Semi-Annual	NOK	74,720	09/17/2027	71,850	12,722	59,129
6-mo. EURIBOR	Semi-Annual	2.18%	Annual	EUR	39	11/20/2027	(31,363)	18,549	(49,912)
2.14%	Annual	3-mo. EURIBOR	Quarterly	EUR	39	11/20/2027	47,796	(14,652)	62,449
2.50%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,426	05/14/2028	21,465	(6,095)	27,560
3.37%	Annual	1-day SOFR	Annual	USD	9,680	06/23/2028	14,477	3,332	11,145
2.32%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,090	02/25/2029	1,568	(1,625)	3,193
1-day SOFR	Annual	3.62%	Annual	USD	10,050	11/30/2029	(102,632)	(20,655)	(81,978)
1-day SOFR	Annual	3.60%	Annual	USD	8,080	11/30/2029	(76,186)	(14,782)	(61,404)
1-day SOFR	Annual	3.60%	Annual	USD	10,230	06/23/2030	(23,843)	(4,881)	(18,962)
1-day TONA	Annual	1.00%	Annual	JPY	2,376,910	09/17/2030	(51,243)	(38,291)	(12,951)
2.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,420	09/17/2030	(38,361)	(33,427)	(4,934)
3.75%	Semi-Annual	3-mo. BBR-FRA	Quarterly	NZD	3,830	09/17/2030	15,224	11,683	3,541
2.75%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	1,680	09/17/2030	7,446	(589)	8,035
3.75%	Annual	1-day SONIA	Annual	GBP	2,130	09/17/2030	14,748	(4,563)	19,312
1-day TONA	Annual	1.30%	Annual	JPY	363,373	08/02/2034	12,337	8,561	3,776
3.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	2,240	05/15/2035	3,206	2,996	210
4.10%	Annual	1-day SOFR	Annual	USD	2,490	06/24/2035	9,295	2,453	6,842
6-mo. NIBOR	Semi-Annual	4.25%	Annual	NOK	11,320	09/17/2035	(45,919)	(20,137)	(25,782)
1-day SOFR	Annual	3.75%	Annual	USD	1,040	09/17/2035	(5,975)	12,276	(18,250)
1-day TONA	Annual	1.25%	Annual	JPY	566,000	09/17/2035	(159)	11,289	(11,448)
2.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	150	09/17/2035	(9,694)	(8,543)	(1,151)
3-mo. BBSW	Semi-Annual	4.50%	Semi-Annual	AUD	190	09/17/2035	(4,431)	(3,597)	(833)
0.50%	Annual	1-day SARON	Annual	CHF	120	09/17/2035	(765)	(856)	91
4.25%	Semi-Annual	3-mo. BBR-FRA	Quarterly	NZD	1,760	09/17/2035	12,242	10,564	1,677
3.00%	Semi-Annual	1-day CORRA	Semi-Annual	CAD	550	09/17/2035	434	(2,852)	3,286
3.75%	Annual	1-day SONIA	Annual	GBP	370	09/17/2035	(9,994)	(14,070)	4,077
2.75%	Annual	3-mo. STIBOR	Quarterly	SEK	6,070	09/17/2035	11,445	3,595	7,850
2.16%	Annual	1-day TONA	Annual	JPY	410	08/02/2044	(89,842)	(19,622)	(70,220)
1-day SOFR	Annual	4.16%	Annual	USD	3,955	03/19/2045	(108,487)	(1,635)	(106,852)
2.00%	Annual	6-mo. EURIBOR	Semi-Annual	EUR	500	09/17/2045	(74,368)	(64,125)	(10,243)
1-day SOFR	Annual	2.88%	Annual	USD	440	03/15/2053	78,220	4,533	73,687
1-day SOFR	Annual	2.97%	Annual	USD	1,235	03/15/2053	200,757	(1,077)	201,834
6-mo. EURIBOR	Semi-Annual	2.00%	Annual	EUR	870	05/17/2053	72,958	10,742	62,216
1-day SOFR	Annual	3.25%	Annual	USD	365	06/21/2053	42,068	639	41,429
1-day SOFR	Annual	3.59%	Annual	USD	670	09/20/2053	38,491	694	37,797
6-mo. EURIBOR	Semi-Annual	2.50%	Annual	EUR	632	11/10/2053	19,383	(1,909)	21,291
1.75%	Annual	1-day TONA	Annual	JPY	163,000	09/17/2055	(122,271)	(120,327)	(1,944)
6-mo. EURIBOR	Semi-Annual	1.75%	Annual	EUR	640	09/17/2055	156,021	137,688	18,333
2.53%	Annual	1-day EUROSTR	Annual	EUR	730	03/19/2056	(26,482)	(2,427)	(24,055)
6-mo. EURIBOR	Semi-Annual	2.61%	Annual	EUR	730	03/19/2056	29,813	3,134	26,680
6-mo. EURIBOR	Semi-Annual	2.50%	Annual	EUR	260	09/17/2075	14,826	3,738	11,088
							$(2,163)	$(113,207)	$111,044
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Abbreviations
BBR-FRA	New Zealand Dollar Bank Bill Rate-Forward Rate Agreement Basis Swap
BBSW	Australian Bank Bill Swap Rate
CORRA	Canadian Overnight Repo Rate Average
EURIBOR	Euro Interbank Offered Rate
EUROSTR	Euro short term rate
MS	Morgan Stanley & Co LLC
NIBOR	Norwegian Interbank Offered Rate
SARON	Swiss Average Rate Overnight interest rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 2.27%
397,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	$ 400,757
228,000	AutoNation Finance Trust(b) Series 2025-1A Class A3 4.62%, 11/13/2029	229,789
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2023-4A Class A
370,000	5.49%, 06/20/2029	379,906
	Series 2023-8A Class A
281,000	6.02%, 02/20/2030	293,708
	Series 2025-2A Class A
326,000	5.12%, 08/20/2031	331,628
	Ballyrock Ltd(c)
	Series 2023-24A Class A1
545,000	6.03%, 07/15/2036(b) 3-mo. SOFR + 1.77%	545,000
	Series 2023-24X Class A1R
1,090,000	0.00%, 07/15/2038 3-mo. SOFR + 1.32%	1,090,000
78,956	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	76,538
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2023-1A Class B
109,632	5.45%, 04/20/2048	106,953
	Series 2023-2A Class A2
502,000	5.56%, 11/20/2048	509,185
212,000	Ent Auto Receivables Trust(b) Series 2023-1A Class A3 6.24%, 01/16/2029	213,803
1,232,000	Ford Auto Securitization Trust II(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	926,288
550,000	Invesco US Ltd(b)(c) Series 2023-3A Class A 6.06%, 07/15/2036 3-mo. SOFR + 1.80%	550,000
187,818	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	191,924
210,979	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	205,617
680,000	Octagon Ltd(b)(c) Series 2023-2A Class A1R 5.68%, 04/20/2038 3-mo. SOFR + 1.40%	682,251
975,000	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	950,584
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Regatta XXV Funding Ltd(b)(c)
	Series 2023-1A Class A
575,000	6.16%, 07/15/2036 3-mo. SOFR + 1.90%	$ 575,000
	Series 2023-1A Class A1R
575,000	5.61%, 07/15/2038 3-mo. SOFR + 1.34%	575,000
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2A 5.00%, 09/15/2048	560,243
190,419	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	179,244
156,000	Stack Infrastructure Issuer LLC(b) Series 2023-1A Class A2 5.90%, 03/25/2048	156,736
89,022	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	89,670
702,333	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	645,785
791,156	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	802,452
565,361	Tricon American Homes Trust(b) Series 2019-SFR1 Class A 2.75%, 03/17/2038	557,778
290,639	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	279,347
574,000	Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.32%, 03/16/2048	576,386
		12,681,572
U.S. Government Agency — 0.04%
229,604	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	223,772
TOTAL ASSET-BACKED SECURITIES — 2.31% (Cost $12,829,795)		$12,905,344
CORPORATE BONDS AND NOTES
Basic Materials — 0.31%
	Corp Nacional del Cobre de Chile(b)
540,000	5.95%, 01/08/2034	550,357
220,000	6.30%, 09/08/2053	215,235

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
300,000	Dow Chemical Co 5.95%, 03/15/2055	$ 285,936
300,000	FMC Corp 5.65%, 05/18/2033	296,530
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	205,685
200,000	POSCO(b) 5.75%, 01/17/2028	205,523
		1,759,266
Communications — 1.00%
	Alphabet Inc
504,000	EUR, 3.38%, 05/06/2037	582,825
588,000	EUR, 3.88%, 05/06/2045	685,870
532,000	EUR, 4.00%, 05/06/2054	616,582
172,000	AT&T Inc EUR, 3.60%, 06/01/2033	204,118
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,633,000	4.80%, 03/01/2050	1,306,511
924,000	3.85%, 04/01/2061	591,982
155,000	Deutsche Telekom AG EUR, 3.63%, 02/03/2045	170,429
314,000	NBN Co Ltd EUR, 4.38%, 03/15/2033	396,743
600,000	TDF Infrastructure SASU EUR, 5.63%, 07/21/2028	753,201
215,000	Telia Co AB EUR, 3.63%, 02/22/2032	259,729
		5,567,990
Consumer, Cyclical — 0.73%
	Alimentation Couche-Tard Inc(b)
400,000	EUR, 3.65%, 05/12/2031	477,850
300,000	EUR, 4.01%, 02/12/2036	349,816
523,000	Aptiv Swiss Holdings Ltd EUR, 4.25%, 06/11/2036	611,689
200,000	Ford Motor Credit Co LLC 7.12%, 11/07/2033	207,567
	General Motors Financial Co Inc
273,000	5.63%, 04/04/2032	276,223
270,000	6.10%, 01/07/2034	277,892
120,000	5.45%, 09/06/2034	117,621
700,000	Kering SA EUR, 3.63%, 09/05/2031	826,864
335,000	Magna International Inc EUR, 3.63%, 05/21/2031	397,477
	Volkswagen International Finance NV(d)
100,000	EUR, 3.88%, Perpetual	117,157
400,000	EUR, 4.38%, Perpetual	446,432
		4,106,588
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — 3.13%
530,000	AA Bond Co Ltd GBP, 5.50%, 07/31/2027	$ 731,105
600,000	ASTM SpA EUR, 2.38%, 11/25/2033	630,009
	Autostrade per l'Italia SpA
1,237,000	EUR, 2.00%, 01/15/2030	1,389,372
629,000	EUR, 2.25%, 01/25/2032	688,325
249,000	EUR, 4.63%, 02/28/2036	300,897
600,000	Bayer AG EUR, 7.00%, 09/25/2083	759,957
635,000	Becton Dickinson & Co EUR, 3.83%, 06/07/2032	764,936
	Becton Dickinson Euro Finance SARL
105,000	EUR, 4.03%, 06/07/2036	125,700
120,000	EUR, 1.34%, 08/13/2041	95,988
260,000	Diageo Finance PLC EUR, 3.38%, 08/30/2035	299,732
790,000	Eurofins Scientific SE EUR, 4.75%, 09/06/2030	984,259
464,000	Experian Finance PLC EUR, 3.38%, 10/10/2034	538,806
490,000	General Mills Inc EUR, 3.60%, 04/17/2032	579,499
517,000	Global Payments Inc EUR, 4.88%, 03/17/2031	639,391
562,000	JT International Financial Services BV EUR, 4.13%, 06/17/2035	663,963
379,000	Kroger Co 5.65%, 09/15/2064	358,776
	Mars Inc(b)
580,000	5.00%, 03/01/2032	587,711
430,000	5.65%, 05/01/2045	431,040
	Medtronic Inc
700,000	EUR, 4.15%, 10/15/2043	831,756
270,000	EUR, 4.15%, 10/15/2053	307,273
100,000	Merck KGaA EUR, 3.88%, 08/27/2054	118,420
250,000	Motability Operations Group PLC EUR, 3.88%, 01/24/2034	298,815
	MSD Netherlands Capital BV
266,000	EUR, 3.50%, 05/30/2037	309,775
272,000	EUR, 3.75%, 05/30/2054	293,424
190,000	Novo Nordisk Finance Netherlands BV EUR, 3.38%, 05/21/2034	225,894
300,000	PepsiCo Inc EUR, 1.13%, 03/18/2031	320,161
300,000	Pernod Ricard SA EUR, 3.25%, 03/03/2032	350,445
680,000	Pfizer Investment Enterprises Pte Ltd 5.30%, 05/19/2053	641,926
700,000	Rentokil Terminix Funding LLC(b) 5.00%, 04/28/2030	704,867
670,000	Royalty Pharma PLC 5.90%, 09/02/2054	651,937

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
700,000	Sartorius Finance BV EUR, 4.88%, 09/14/2035	$ 880,944
175,000	Unilever Finance Netherlands BV EUR, 3.50%, 02/23/2035	207,282
646,000	Viatris Inc 4.00%, 06/22/2050	430,329
280,000	Woolworths Group Ltd EUR, 3.75%, 10/25/2032	332,556
		17,475,270
Energy — 2.47%
480,000	Enbridge Inc 8.50%, 01/15/2084	534,417
300,000	Energy Transfer LP 6.05%, 09/01/2054	288,322
	Eni SpA(b)
336,000	5.50%, 05/15/2034	338,470
431,000	5.95%, 05/15/2054	416,966
8,303,000	Petroleos Mexicanos EUR, 4.75%, 02/26/2029	9,338,467
320,000	Raizen Fuels Finance SA(b) 6.45%, 03/05/2034	320,315
300,000	TotalEnergies Capital International SA EUR, 3.85%, 03/03/2045	334,712
540,000	Var Energi ASA EUR, 7.86%, 11/15/2083	698,114
800,000	Wintershall Dea Finance 2 BV(d) EUR, 3.00%, Perpetual	884,799
600,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	621,561
		13,776,143
Financial — 8.00%
700,000	Aareal Bank AG EUR, 5.63%, 12/12/2034	832,816
353,000	Alexandria Real Estate Equities Inc REIT 5.25%, 05/15/2036	346,381
700,000	American National Group Inc 6.00%, 07/15/2035	704,122
590,000	Athora Holding Ltd EUR, 5.88%, 09/10/2034	729,286
1,692,000	Avolon Holdings Funding Ltd(b) 2.75%, 02/21/2028	1,605,682
300,000	Banco Santander SA EUR, 4.88%, 10/18/2031	383,224
235,000	Bank Millennium SA EUR, 5.31%, 09/25/2029	289,093
600,000	Banque Federative du Credit Mutuel SA EUR, 4.75%, 11/10/2031	759,514
320,000	Barclays PLC(d) GBP, 9.25%, Perpetual	472,370
	BNP Paribas SA
200,000	EUR, 6.88%, Perpetual(d)	254,438
789,000	7.75%, Perpetual(b)(d)	829,850
300,000	EUR, 2.10%, 04/07/2032	324,741
Principal Amount(a)		Fair Value
Financial — (continued)
900,000	EUR, 4.75%, 11/13/2032	$ 1,137,047
540,000	5.79%, 01/13/2033(b)	561,764
	BPCE SA
600,000	EUR, 4.50%, 01/13/2033	745,340
1,400,000	EUR, 2.13%, 10/13/2046	1,446,952
560,000	Capital One Financial Corp 7.96%, 11/02/2034	650,938
1,290,000	Citadel Finance LLC(b) 5.90%, 02/10/2030	1,302,248
830,000	Citigroup Inc EUR, 4.11%, 04/29/2036	998,534
1,190,000	Citizens Financial Group Inc 5.84%, 01/23/2030	1,232,533
440,000	Comerica Inc 5.98%, 01/30/2030	450,688
	Commerzbank AG(d)
800,000	EUR, 6.13%, Perpetual	949,430
400,000	EUR, 6.50%, Perpetual	496,507
400,000	Cooperatieve Rabobank UA(d) EUR, 4.88%, Perpetual	470,654
1,100,000	Credit Agricole SA EUR, 4.38%, 11/27/2033	1,368,324
371,000	CTP NV EUR, 4.25%, 03/10/2035	427,967
	Deutsche Bank AG
600,000	EUR, 7.38%, Perpetual(d)	735,688
900,000	EUR, 1.75%, 11/19/2030	993,987
300,000	EUR, 5.63%, 05/19/2031	359,327
880,000	First Citizens BancShares Inc 6.25%, 03/12/2040	875,638
392,000	Huntington Bancshares Inc 6.14%, 11/18/2039	399,604
400,000	Indigo Group SAS EUR, 4.50%, 04/18/2030	496,344
	Intesa Sanpaolo SpA
1,120,000	EUR, 7.75%, Perpetual(d)	1,388,571
650,000	8.25%, 11/21/2033(b)	754,519
400,000	JAB Holdings BV EUR, 5.00%, 06/12/2033	501,583
310,000	JPMorgan Chase & Co EUR, 3.76%, 03/21/2034	372,350
200,000	Kommunalkredit Austria AG EUR, 4.25%, 04/01/2031	238,879
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,146,923
	Mitsubishi UFJ Financial Group Inc
410,000	5.16%, 04/24/2031	419,735
550,000	5.62%, 04/24/2036	565,573
	Morgan Stanley
640,000	EUR, 3.52%, 05/22/2031	766,180
700,000	5.25%, 04/21/2034	712,074
560,000	EUR, 4.10%, 05/22/2036	674,933
790,000	Nasdaq Inc EUR, 4.50%, 02/15/2032	991,845
200,000	Nippon Life Insurance Co(b) 6.50%, 04/30/2055	207,037
825,000	P3 Group SARL EUR, 4.00%, 04/19/2032	977,166

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Raiffeisen Bank International AG
300,000	EUR, 4.63%, 08/21/2029	$ 366,937
600,000	EUR, 2.88%, 06/18/2032	694,822
	Realty Income Corp REIT
266,000	EUR, 5.13%, 07/06/2034	342,134
352,000	EUR, 3.88%, 06/20/2035	410,612
267,000	Reinsurance Group of America Inc 6.65%, 09/15/2055	266,120
635,000	RLGH Finance Bermuda Ltd 8.25%, 07/17/2031	700,488
840,000	SBA Tower Trust REIT(b) 1.88%, 01/15/2026	826,279
350,000	Societe Generale SA(b)(d) 9.38%, Perpetual	371,427
280,000	Store Capital LLC REIT(b) 5.40%, 04/30/2030	283,690
200,000	Toronto-Dominion Bank EUR, 3.56%, 04/16/2031	239,848
366,000	Truist Financial Corp 5.12%, 01/26/2034	366,229
1,932,000	UBS Group AG EUR, 7.75%, 03/01/2029	2,563,547
903,000	WEA Finance LLC / Westfield UK & Europe Finance PLC REIT(b) 4.75%, 09/17/2044	734,563
	WEA Finance LLC REIT(b)
960,000	2.88%, 01/15/2027	934,063
125,000	4.13%, 09/20/2028	122,757
90,000	4.63%, 09/20/2048	69,975
	Wells Fargo & Co
440,000	6.49%, 10/23/2034	480,934
490,000	5.50%, 01/23/2035	502,504
429,000	WP Carey Inc REIT EUR, 3.70%, 11/19/2034	489,957
557,000	Zions Bancorp NA 6.82%, 11/19/2035	578,617
		44,693,902
Industrial — 1.57%
1,200,000	Aena SME SA EUR, 4.25%, 10/13/2030	1,492,983
768,000	Amcor UK Finance PLC EUR, 3.95%, 05/29/2032	917,352
	Cellnex Finance Co SA
300,000	EUR, 2.00%, 09/15/2032	317,567
300,000	EUR, 2.00%, 02/15/2033	313,665
	Deutsche Bahn AG
892,000	EUR, 1.88%, 05/24/2030	1,018,172
620,000	EUR, 1.63%, 08/16/2033	656,502
534,000	EUR, 1.38%, 03/03/2034	544,292
660,000	EUR, 0.63%, 04/15/2036	584,267
560,000	EUR, 1.13%, 05/29/2051	369,555
333,000	DS Smith PLC EUR, 4.50%, 07/27/2030	414,429
260,000	DSV Finance BV EUR, 3.38%, 11/06/2034	299,638
Principal Amount(a)		Fair Value
Industrial — (continued)
510,000	GFL Environmental Inc(b) 6.75%, 01/15/2031	$ 533,676
250,000	Heathrow Funding Ltd EUR, 1.88%, 03/14/2034	253,613
538,000	Tyco Electronics Group SA EUR, 3.25%, 01/31/2033	629,056
330,000	Veralto Corp EUR, 4.15%, 09/19/2031	404,793
		8,749,560
Technology — 0.97%
428,000	Fiserv Funding ULC EUR, 4.00%, 06/15/2036	502,660
	Foundry JV Holdco LLC(b)
640,000	6.25%, 01/25/2035	672,233
640,000	6.10%, 01/25/2036	662,152
402,000	Hewlett Packard Enterprise Co 4.85%, 10/15/2031	400,959
	Intel Corp
450,000	5.70%, 02/10/2053	418,787
794,000	5.60%, 02/21/2054	728,417
1,074,000	Oracle Corp 3.65%, 03/25/2041	846,691
140,000	Take-Two Interactive Software Inc 5.60%, 06/12/2034	145,285
1,000,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	1,060,158
		5,437,342
Utilities — 1.71%
180,000	AES Corp 5.80%, 03/15/2032	182,749
	Amprion GmbH
900,000	EUR, 3.63%, 05/21/2031	1,082,899
300,000	EUR, 3.97%, 09/22/2032	364,729
290,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	284,092
	Electricite de France SA
400,000	EUR, 7.50%, Perpetual(d)	518,612
100,000	EUR, 4.63%, 01/25/2043	116,607
100,000	EUR, 4.75%, 06/17/2044	117,492
1,000,000	EUR, 2.00%, 12/09/2049	723,973
	Enel Finance International NV
580,000	EUR, 0.88%, 01/17/2031	607,453
250,000	EUR, 3.88%, 01/23/2035	298,554
400,000	Engie SA EUR, 4.50%, 09/06/2042	483,439
255,000	National Grid PLC EUR, 3.25%, 03/30/2034	290,869
859,000	Northumbrian Water Finance PLC GBP, 6.38%, 10/28/2034	1,222,151
	RWE Finance US LLC(b)
460,000	5.88%, 04/16/2034	475,866
440,000	6.25%, 04/16/2054	438,091

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
146,000	Severn Trent Utilities Finance PLC GBP, 5.25%, 04/04/2036	$ 195,082
430,000	Southwestern Public Service Co 5.30%, 05/15/2035	432,204
	Suez SACA
500,000	EUR, 5.00%, 11/03/2032	640,776
400,000	EUR, 4.50%, 11/13/2033	498,412
235,000	United Utilities Water Finance PLC EUR, 3.75%, 05/23/2034	276,836
200,000	Yorkshire Water Finance PLC GBP, 6.60%, 04/17/2031	288,105
		9,538,991
TOTAL CORPORATE BONDS AND NOTES — 19.89% (Cost $106,103,723)		$111,105,052
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp 4.38%, 04/17/2026	360,589
	Australia Government Bond
2,675,000	AUD, 4.50%, 04/21/2033	1,828,192
1,385,000	AUD, 3.25%, 06/21/2039	802,290
500,000	AUD, 3.00%, 03/21/2047	251,519
7,785,000	AUD, 1.75%, 06/21/2051	2,781,144
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	95,031
	Brazil Notas do Tesouro Nacional Serie F
32,720(e)	BRL, 10.00%, 01/01/2033	5,119,215
24,252(e)	BRL, 10.00%, 01/01/2035	3,680,514
	Bundesrepublik Deutschland Bundesanleihe
1,666,000	EUR, 0.25%, 02/15/2029	1,844,714
3,651,000	EUR, 2.40%, 11/15/2030	4,340,059
325,000	EUR, 1.70%, 08/15/2032	366,565
1,561,000	EUR, 2.30%, 02/15/2033	1,823,876
1,754,480	EUR, 2.50%, 02/15/2035	2,049,854
385,898	EUR, 0.00%, 08/15/2050	214,942
	Canadian Government Bond
2,150,000	CAD, 3.25%, 09/01/2028	1,603,243
100,000	CAD, 3.25%, 12/01/2034	73,097
2,425,000	CAD, 1.75%, 12/01/2053	1,193,846
1,486,000	CAD, 2.75%, 12/01/2055	918,936
	China Government Bond
46,780,000	CNY, 1.61%, 02/15/2035	6,480,524
3,530,000	CNY, 3.81%, 09/14/2050	680,038
28,280,000	CNY, 1.92%, 01/15/2055	3,940,599
2,000,000	CNY, 3.73%, 05/25/2070	422,272
	Colombian TES
48,520,699,648	COP, 6.00%, 04/28/2028	10,659,646
8,999,999,488	COP, 13.25%, 02/09/2033	2,303,561
8,790,000	Czech Republic Government Bond CZK, 3.00%, 03/03/2033	389,676
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	$ 294,775
	European Union
830,000	EUR, 3.13%, 12/04/2030	1,007,210
1,474,000	EUR, 0.20%, 06/04/2036	1,269,987
810,247	EUR, 3.00%, 03/04/2053	819,125
	Finland Government Bond(b)
750,000	EUR, 0.50%, 09/15/2027	855,697
150,000	EUR, 3.00%, 09/15/2033	178,871
	French Republic Government Bond OAT(b)
1,025,000	EUR, 2.75%, 02/25/2029	1,224,447
2,400,000	EUR, 3.00%, 05/25/2033	2,824,663
319,000	EUR, 3.00%, 11/25/2034	369,528
1,475,000	EUR, 4.00%, 10/25/2038	1,824,004
650,000	EUR, 3.25%, 05/25/2055	661,540
	Hellenic Republic Government Bond(b)
339,000	EUR, 3.63%, 06/15/2035	410,208
361,000	EUR, 4.38%, 07/18/2038	458,051
70,000	Hungary Government Bond HUF, 2.25%, 04/20/2033	150
	Iceland Rikisbref
150,051,888	ISK, 6.50%, 01/24/2031	1,198,029
141,644,768	ISK, 7.00%, 09/17/2035	1,164,757
286,078,016	ISK, 4.50%, 02/17/2042	1,827,970
	Indonesia Treasury Bond
18,826,999,808	IDR, 7.00%, 09/15/2030	1,191,400
12,050,000,128	IDR, 7.50%, 04/15/2040	778,017
450,000	Ireland Government Bond EUR, 2.60%, 10/18/2034	516,880
	Italy Buoni Poliennali Del Tesoro
5,250,000	EUR, 4.40%, 05/01/2033	6,733,734
1,652,000	EUR, 0.95%, 03/01/2037(b)	1,464,310
100,000	EUR, 2.45%, 09/01/2050(b)	87,221
394,000	EUR, 2.15%, 09/01/2052(b)	314,805
3,730,000	EUR, 4.30%, 10/01/2054(b)	4,407,127
699,000	EUR, 2.15%, 03/01/2072(b)	495,055
	Japan Government Forty Year Bond
328,600,000	JPY, 1.00%, 03/20/2062	1,273,737
1,562,349,952	JPY, 2.20%, 03/20/2064	8,722,492
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,602,197
600,000,000	JPY, 0.10%, 12/20/2027	4,100,024
	Japan Government Thirty Year Bond
589,699,968	JPY, 1.50%, 03/20/2045	3,543,605
163,700,000	JPY, 0.80%, 12/20/2047	809,116
23,950,000	JPY, 0.70%, 12/20/2050	106,135
590,000,000	JPY, 1.80%, 09/20/2053	3,311,219
606,049,984	JPY, 1.60%, 12/20/2053	3,224,032
87,750,000	JPY, 1.80%, 03/20/2054	488,811
880,000,016	JPY, 2.20%, 06/20/2054	5,371,785
641,550,000	JPY, 2.10%, 09/20/2054	3,822,614
395,600,000	JPY, 2.30%, 12/20/2054	2,466,343

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Japan Government Twenty Year Bond
431,500,000	JPY, 1.50%, 06/20/2034	$ 3,035,617
360,800,000	JPY, 1.40%, 12/20/2042	2,209,272
159,000,000	JPY, 1.10%, 03/20/2043	921,671
	Kingdom of Belgium Government Bond(b)
1,518,000	EUR, 3.00%, 06/22/2033	1,802,120
750,000	EUR, 3.30%, 06/22/2054	786,750
	Korea Treasury Bond
1,219,000,064	KRW, 3.13%, 09/10/2052	965,001
857,000,000	KRW, 3.25%, 03/10/2053	694,466
4,710,000	Malaysia Government Bond MYR, 4.64%, 11/07/2033	1,209,268
	Mexican Bonos
267,600(f)	MXN, 8.50%, 03/01/2029	1,422,946
170,000(f)	MXN, 7.50%, 05/26/2033	826,902
4,220,000	Mexico Government International Bond(g) EUR, 4.00%, 03/15/2115	3,292,383
1,300,000	Netherlands Government Bond(b) EUR, 2.50%, 07/15/2034	1,504,486
	New South Wales Treasury Corp
1,961,000	AUD, 2.00%, 03/08/2033	1,082,918
989,000	AUD, 4.75%, 02/20/2035	649,075
1,060,400	AUD, 4.25%, 02/20/2036	657,850
	New Zealand Government Bond
6,358,000	NZD, 2.00%, 05/15/2032	3,365,200
7,675,000	NZD, 3.50%, 04/14/2033	4,419,084
6,580,000	NZD, 4.25%, 05/15/2034	3,949,805
393,000	Peru Government Bond(g) PEN, 6.15%, 08/12/2032	114,469
320,000	Peruvian Government International Bond(b) PEN, 7.60%, 08/12/2039	96,109
500,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 2.88%, 10/20/2034	585,217
1,032,000	Province of Ontario Canada CAD, 4.15%, 12/02/2054	723,478
	Queensland Treasury Corp
846,000	AUD, 2.00%, 08/22/2033	457,836
942,000	AUD, 1.75%, 07/20/2034(b)	480,427
1,100,000	Republic of Austria Government Bond(b) EUR, 2.90%, 02/20/2034	1,298,894
	Republic of Poland Government Bond
2,312,000	PLN, 3.25%, 07/25/2025(g)	640,985
1,325,000	PLN, 6.00%, 10/25/2033	383,034
	Republic of South Africa Government Bond
55,134,001	ZAR, 8.25%, 03/31/2032(g)	2,974,448
76,284,999	ZAR, 8.88%, 02/28/2035	4,027,675
	Romanian Government International Bond
2,229,000	EUR, 2.75%, 02/26/2026	2,628,310
680,000	6.63%, 02/17/2028(b)	702,872
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
654,000	EUR, 2.88%, 05/26/2028	$ 752,284
1,092,000	EUR, 5.50%, 09/18/2028(b)	1,336,653
151,000	EUR, 2.50%, 02/08/2030	162,296
98,000	EUR, 3.62%, 05/26/2030	109,549
911,000	EUR, 1.75%, 07/13/2030	921,780
584,000	EUR, 2.12%, 07/16/2031	572,798
2,104,000	EUR, 5.13%, 09/24/2031(b)	2,444,269
409,000	EUR, 2.00%, 01/28/2032	390,823
749,000	EUR, 5.25%, 05/30/2032(b)	869,739
2,901,000	EUR, 5.88%, 07/11/2032(b)	3,432,427
1,894,000	EUR, 2.00%, 04/14/2033	1,708,362
318,000	6.38%, 01/30/2034	311,303
716,000	EUR, 3.75%, 02/07/2034	721,049
362,000	EUR, 3.88%, 10/29/2035(g)	354,888
1,089,000	EUR, 5.63%, 02/22/2036(b)	1,220,719
1,404,000	EUR, 5.63%, 02/22/2036	1,573,820
298,000	EUR, 3.38%, 02/08/2038	259,878
1,619,000	EUR, 2.63%, 12/02/2040	1,184,655
2,724,000	EUR, 2.88%, 04/13/2042	1,992,038
849,000	EUR, 4.63%, 04/03/2049	745,911
1,664,000	EUR, 3.38%, 01/28/2050	1,183,569
473,000	Saudi Government International Bond(b) EUR, 3.38%, 03/05/2032	555,207
630,000	Singapore Government Bond SGD, 3.38%, 09/01/2033	538,084
2,180,158	Slovakia Government Bond EUR, 1.00%, 10/13/2051	1,301,985
	Spain Government Bond(b)
3,175,000	EUR, 0.70%, 04/30/2032	3,261,828
2,648,000	EUR, 2.35%, 07/30/2033	2,988,006
1,060,000	EUR, 3.25%, 04/30/2034	1,267,184
1,440,000	EUR, 3.45%, 10/31/2034	1,742,298
241,000	EUR, 1.00%, 10/31/2050	154,112
4,400,000	Sweden Government Bond SEK, 2.25%, 05/11/2035	465,653
	Swiss Confederation Government Bond
1,410,000	CHF, 0.50%, 06/27/2032	1,808,813
930,000	CHF, 3.50%, 04/08/2033	1,460,479
22,850,000	Thailand Government Bond THB, 2.00%, 12/17/2031	725,000
4,733,000	Treasury Corp of Victoria AUD, 4.75%, 09/15/2036	3,030,919
	United Kingdom Gilt
2,950,000	GBP, 4.50%, 06/07/2028	4,126,425
600,000	GBP, 1.63%, 10/22/2028	771,549
569,541	GBP, 4.75%, 12/07/2030	814,241
1,750,000	GBP, 3.25%, 01/31/2033	2,246,614
1,475,000	GBP, 4.25%, 07/31/2034	1,997,421
2,159,140	GBP, 3.50%, 01/22/2045	2,360,615
2,000,000	GBP, 1.25%, 07/31/2051	1,199,967
10,720,000	GBP, 1.50%, 07/31/2053	6,675,857
6,675,000	GBP, 4.38%, 07/31/2054	7,936,481
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 44.06% (Cost $252,992,895)		$246,029,729

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.50%
320,311	A&D Mortgage Trust(b)(h) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	$ 320,991
	COLT Mortgage Loan Trust(b)(h)
	Series 2023-2 Class A1
198,096	6.60%, 07/25/2068	199,563
	Series 2023-4 Class A1
485,360	7.16%, 10/25/2068	492,983
439,918	New Residential Mortgage Loan Trust(b)(i) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	389,127
723,000	Sequoia Logistics Designated Activity Company(b)(c) Series 2025-1A Class B EUR, 3.88%, 02/17/2037 3-mo. EURIBOR + 1.75%	852,188
151,482	Tower Bridge Funding PLC(c) Series 2021-2 GBP, 5.02%, 11/20/2063 1-day SONIA + 0.78%	207,984
	Verus Securitization Trust(b)(h)
	Series 2023-4 Class A1
174,660	5.81%, 05/25/2068	174,801
	Series 2023-5 Class A1
185,145	6.48%, 06/25/2068	186,228
		2,823,865
U.S. Government Agency — 12.93%
	Federal Home Loan Mortgage Corp
666,673	3.00%, 05/01/2050	586,844
1,016,927	2.50%, 10/01/2050	857,575
1,689,115	2.50%, 02/01/2052	1,422,372
137,612	3.00%, 07/01/2052	120,201
588,687	3.50%, 08/01/2052	539,288
2,320,799	5.00%, 04/01/2053	2,284,229
2,799,902	5.50%, 09/01/2053	2,830,416
1,131,243	5.50%, 06/01/2054	1,139,675
1,690,005	5.50%, 07/01/2054	1,704,271
2,210,419	6.00%, 09/01/2054	2,263,537
675,598	5.00%, 10/01/2054	665,225
1,469,782	6.00%, 11/01/2054	1,509,424
687,962	6.00%, 01/01/2055	706,539
	Federal National Mortgage Association
2,426,929	3.00%, 06/01/2050	2,151,500
444,704	3.50%, 08/01/2050	405,641
3,458,136	2.50%, 09/01/2050	2,934,804
1,640,090	2.50%, 12/01/2051	1,381,087
1,862,355	2.50%, 04/01/2052	1,569,211
1,371,765	4.00%, 06/01/2052	1,278,239
1,171,718	4.50%, 06/01/2052	1,122,864
1,587,718	3.50%, 08/01/2052	1,453,696
1,263,994	5.50%, 10/01/2052	1,270,287
744,212	5.50%, 06/01/2054	748,434
1,391,840	6.00%, 06/01/2054	1,424,850
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
1,728,412	5.00%, 09/01/2054	$ 1,697,339
1,018,596	5.50%, 09/01/2054	1,024,877
1,989,046	5.00%, 10/01/2054	1,958,508
2,350,932	5.50%, 10/01/2054	2,368,458
1,530,023	6.00%, 01/01/2055	1,583,961
	Government National Mortgage Association
1,430,000	2.50%, TBA	1,214,698
2,210,000	3.50%, TBA	2,008,964
5,220,000	6.00%, TBA	5,296,250
3,500,000	6.50%, TBA	3,592,853
415,867	4.50%, 01/20/2050	401,239
472,311	4.00%, 05/20/2050	443,035
	Uniform Mortgage-Backed Security(j)
6,100,000	2.00%, TBA	4,827,465
3,790,000	2.50%, TBA	3,141,799
6,290,000	3.00%, TBA	5,441,734
2,170,000	5.50%, TBA	2,169,503
2,620,000	6.00%, TBA	2,662,242
		72,203,134
TOTAL MORTGAGE-BACKED SECURITIES — 13.43% (Cost $74,889,364)		$75,026,999
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
14,187,000	3.13%, 08/15/2025	14,162,785
3,975,000	4.13%, 02/28/2027	3,995,651
8,822,000	3.75%, 04/30/2027	8,820,622
12,500,000	3.88%, 05/31/2027	12,529,297
530,000	5.50%, 08/15/2028	558,736
8,867,200	3.50%, 09/30/2029	8,777,835
9,170,000	3.88%, 11/30/2029	9,210,477
5,850,000	4.13%, 11/30/2029	5,935,922
2,175,000	4.38%, 12/31/2029	2,228,950
8,700,000	4.00%, 02/28/2030	8,784,621
1,300,000	4.00%, 03/31/2030	1,312,086
684,000	3.88%, 04/30/2030	686,672
6,180,000	1.63%, 05/15/2031	5,450,470
5,000,000	4.13%, 11/30/2031	5,050,586
1,770,000	2.75%, 08/15/2032	1,632,825
1,790,000	3.50%, 02/15/2033	1,725,532
463,000	4.50%, 11/15/2033	475,588
1,650,000	4.25%, 11/15/2034	1,655,414
6,100,000	4.63%, 02/15/2035	6,293,485
6,180,000	1.13%, 05/15/2040	3,842,222
2,225,000	4.13%, 08/15/2044	2,038,396
6,400,000	1.25%, 05/15/2050	3,074,000
817,000	4.13%, 08/15/2053	729,779
1,275,000	4.63%, 02/15/2055	1,243,525
TOTAL U.S. TREASURY BONDS AND NOTES — 19.74% (Cost $109,244,921)		$110,215,476

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,353,638	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(k),4.25%(l)	$ 5,353,638

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.96% (Cost $5,353,638)		$5,353,638
TOTAL INVESTMENTS — 100.39% (Cost $561,414,336)		$560,636,238
OTHER ASSETS & LIABILITIES, NET — (0.39)%		$(2,174,391)
TOTAL NET ASSETS — 100.00%		$558,461,847
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $72,250,981, representing 12.94% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2025.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	Principal amount is stated in 1,000 Brazilian Real Units.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	All or a portion of the security is on loan as of June 30, 2025.
(h)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2025. Maturity date disclosed represents final maturity date.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(k)	Collateral received for securities on loan.
(l)	Rate shown is the 7-day yield as of June 30, 2025.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TBA	To Be Announced
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
10 Year Commonwealth Treasury Bond Futures	8	AUD	766	Sep 2025	$6,190
Canadian 10 Year Bond Futures	72	CAD	8,784	Sep 2025	66,746
Euro-Bobl Futures	21	EUR	2,471	Sep 2025	(4,864)
Euro-BTP Futures	19	EUR	2,299	Sep 2025	15,412
Euro-OAT Futures	51	EUR	6,316	Sep 2025	(38,062)
Euro-Schatz Futures	179	EUR	19,198	Sep 2025	(35,605)
Long Gilt Futures	19	GBP	1,768	Sep 2025	69,127
U.S. 10 Year Treasury Note Futures	73	USD	8,185	Sep 2025	121,906
U.S. 10 Year Treasury Ultra Futures	255	USD	29,138	Sep 2025	331,615
U.S. 2 Year Treasury Note Futures	363	USD	75,511	Sep 2025	293,298
U.S. 5 Year Treasury Note Futures	752	USD	81,968	Sep 2025	1,019,729
U.S. Long Bond Futures	68	USD	7,852	Sep 2025	333,550
Short
10 Year Commonwealth Treasury Bond Futures	79	AUD	7,569	Sep 2025	(47,613)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
3 Year Commonwealth Treasury Bond Futures	376	AUD	36,370	Sep 2025	$2,587
Euro-Bobl Futures	91	EUR	10,709	Sep 2025	33,276
Euro-Bund Futures	217	EUR	28,243	Sep 2025	199,801
Euro-Buxl 30 Year Bond Futures	25	EUR	2,969	Sep 2025	58,340
Euro-OAT Futures	54	EUR	6,687	Sep 2025	31,311
Japan 10 Year Bond Futures	55	JPY	7,646,100	Sep 2025	(199,661)
Long Gilt Futures	8	GBP	744	Sep 2025	(219)
U.S. 2 Year Treasury Note Futures	147	USD	30,579	Sep 2025	(74,496)
U.S. 5 Year Treasury Note Futures	28	USD	3,052	Sep 2025	(35,859)
U.S. Ultra Bond Futures	261	USD	31,092	Sep 2025	(1,386,245)
				Net Appreciation	$760,264
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	AUD	30,740	USD	19,669	07/09/2025	$565
BA	CAD	7,479,837	USD	5,400,000	07/09/2025	95,252
BA	EUR	7,377,440	JPY	1,209,885,443	07/09/2025	236,128
BA	EUR	2,970,145	USD	3,298,724	07/09/2025	202,165
BA	GBP	414,000	USD	554,106	07/02/2025	14,172
BA	JPY	1,556,670,053	USD	10,650,000	07/09/2025	172,280
BA	KRW	2,389,273,632	USD	1,723,490	07/09/2025	46,503
BA	KRW	3,705,028,000	USD	2,740,000	10/16/2025	16,304
BA	PLN	849,000	USD	227,521	07/02/2025	8,015
BA	USD	486,375	AUD	811,627	07/09/2025	(47,874)
BA	USD	49,518,884	EUR	45,422,544	07/09/2025	(4,020,355)
BA	USD	2,683,685	GBP	2,077,623	07/09/2025	(168,220)
BA	USD	1,417,658	IDR	23,177,285,083	07/09/2025	(11,574)
BA	USD	364,623	JPY	53,317,000	07/02/2025	(5,716)
BA	USD	8,340,000	JPY	1,213,050,456	07/09/2025	(93,368)
BA	USD	1,051,964	JPY	153,255,000	08/08/2025	(17,400)
BA	USD	1,422,500	KRW	1,940,674,075	07/09/2025	(15,167)
BA	USD	78,834	PLN	306,913	07/09/2025	(6,296)
BB	AUD	898,000	USD	579,488	07/02/2025	11,549
BB	AUD	365,729	USD	220,000	07/09/2025	20,739
BB	CAD	681,731	USD	494,080	07/02/2025	6,598
BB	CAD	4,712,000	USD	3,443,706	07/11/2025	18,426
BB	CAD	1,794,000	USD	1,309,747	08/08/2025	10,187
BB	CHF	142,000	USD	172,876	07/02/2025	6,139
BB	CNY	64,420,524	USD	9,067,911	10/16/2025	(2,287)
BB	EUR	3,620,000	CHF	3,384,566	07/09/2025	45,819
BB	EUR	161,000	USD	185,041	07/11/2025	4,755
BB	GBP	4,170,000	EUR	4,962,242	07/09/2025	(109,671)
BB	GBP	272,000	USD	365,168	07/02/2025	8,193
BB	GBP	75,000	USD	101,167	07/11/2025	1,785
BB	JPY	551,189,988	USD	3,777,205	07/02/2025	51,349
BB	KRW	811,628,695	USD	595,036	07/09/2025	6,225
BB	MXN	4,682,000	USD	245,372	08/08/2025	3,024
BB	NOK	25,621,585	USD	2,572,925	08/08/2025	(30,334)
BB	PLN	737,221	USD	201,402	07/09/2025	3,084
BB	THB	26,845,687	USD	818,926	07/09/2025	7,764
BB	USD	424,515	AUD	652,000	07/02/2025	(4,612)
BB	USD	4,350,438	AUD	6,705,000	07/11/2025	(63,226)
BB	USD	408,351	AUD	635,000	08/08/2025	(9,852)
BB	USD	800,106	CAD	1,100,759	07/02/2025	(8,315)
BB	USD	176,030	CHF	147,468	07/02/2025	(9,878)
BB	USD	8,226,869	CNY	58,851,730	07/09/2025	7,173
BB	USD	3,020,024	EUR	2,608,000	08/08/2025	(60,287)
BB	USD	244,041	GBP	180,000	07/02/2025	(3,037)
BB	USD	8,044,519	GBP	5,939,000	07/11/2025	(107,852)
BB	USD	354,919	GBP	263,000	08/08/2025	(6,140)
BB	USD	251,866	JPY	36,672,000	07/02/2025	(2,857)
BB	USD	3,550,139	JPY	503,341,830	07/09/2025	50,806
BB	USD	714,914	KRW	979,424,935	07/09/2025	(10,652)
BB	USD	246,426	MXN	4,682,000	07/02/2025	(3,028)
BB	USD	2,573,004	NOK	25,621,585	07/02/2025	30,997
BB	USD	141,744	PLN	541,833	07/09/2025	(8,547)
BB	USD	200,949	PLN	737,221	10/16/2025	(3,051)
BB	USD	5,079,295	THB	172,639,136	07/09/2025	(236,978)
BB	USD	548,396	ZAR	10,433,779	07/09/2025	(40,528)
BB	USD	303,959	ZAR	5,449,643	10/16/2025	(1,397)
BB	ZAR	5,449,643	USD	306,171	07/09/2025	1,429
BBH	CAD	51,832	USD	37,698	07/09/2025	381
BBH	DKK	4,250,541	USD	672,907	10/16/2025	3,616
BBH	ILS	1,710,019	USD	503,086	10/16/2025	5,377
BBH	JPY	26,884,544	USD	190,000	07/09/2025	(3,093)
BBH	JPY	64,142,975	USD	449,822	10/16/2025	1,150
BBH	MXN	1,613,447	USD	84,643	07/09/2025	1,249
BBH	MXN	47,997,697	USD	2,515,567	10/16/2025	11,966
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BBH	NOK	2,730,580	USD	271,478	10/16/2025	$(400)
BBH	RON	1,300,036	USD	295,943	10/16/2025	3,328
BBH	SGD	784,031	USD	616,847	10/16/2025	4,605
BBH	USD	50,000	CHF	43,697	07/09/2025	(5,141)
BBH	USD	668,035	DKK	4,250,541	07/09/2025	(3,538)
BBH	USD	1,024,925	EUR	900,000	07/09/2025	(35,898)
BBH	USD	502,222	ILS	1,710,019	07/09/2025	(5,475)
BBH	USD	934,934	JPY	136,544,101	07/09/2025	(14,347)
BBH	USD	271,323	NOK	2,730,580	07/09/2025	401
BBH	USD	297,963	RON	1,300,036	07/09/2025	(3,399)
BBH	USD	612,770	SGD	784,031	07/09/2025	(4,293)
BBH	USD	330,000	ZAR	5,860,352	07/09/2025	(782)
BNP	AUD	4,295,189	USD	2,767,028	07/02/2025	59,941
BNP	CAD	1,165,186	USD	849,997	07/02/2025	5,741
BNP	CAD	10,968,470	USD	7,660,589	07/09/2025	397,675
BNP	CAD	1,216,000	USD	888,341	08/08/2025	6,330
BNP	CHF	3,330,000	EUR	3,611,048	07/09/2025	(47,988)
BNP	CHF	365,000	USD	446,215	07/02/2025	13,929
BNP	CHF	492,000	USD	615,694	08/08/2025	7,639
BNP	CNY	11,122,000	USD	1,551,483	07/02/2025	950
BNP	CNY	1,962,363	USD	276,152	10/16/2025	3
BNP	CZK	7,341,871	USD	340,000	07/09/2025	9,884
BNP	EUR	3,155,172	USD	3,586,724	07/02/2025	130,440
BNP	EUR	4,243,399	USD	4,759,296	07/09/2025	242,369
BNP	GBP	4,375,315	USD	5,885,346	07/02/2025	120,443
BNP	GBP	780,000	USD	1,049,901	08/08/2025	20,920
BNP	JPY	1,298,124,033	EUR	8,091,877	07/09/2025	(458,170)
BNP	KRW	3,972,325,551	USD	2,942,284	10/16/2025	12,872
BNP	NOK	490,438	EUR	41,313	10/16/2025	(626)
BNP	NOK	8,106,079	USD	781,121	07/02/2025	23,111
BNP	NOK	2,012,000	USD	199,443	07/11/2025	186
BNP	NZD	873,000	USD	524,098	07/02/2025	8,078
BNP	PLN	111,524	USD	30,000	07/09/2025	934
BNP	USD	1,710,296	AUD	2,639,057	07/02/2025	(26,655)
BNP	USD	5,500,000	AUD	8,992,512	07/09/2025	(419,265)
BNP	USD	775,994	AUD	1,194,000	08/08/2025	(10,360)
BNP	USD	2,966,425	CAD	4,113,467	07/02/2025	(54,595)
BNP	USD	5,670,451	CAD	8,118,980	07/09/2025	(294,363)
BNP	USD	527,646	CAD	720,186	08/08/2025	(2,230)
BNP	USD	1,781,630	CHF	1,467,373	07/02/2025	(68,242)
BNP	USD	2,302,684	COP	9,448,901,000	08/08/2025	3,723
BNP	USD	1,824,095	EUR	1,597,000	07/02/2025	(57,360)
BNP	USD	6,962,091	EUR	6,095,033	07/09/2025	(222,083)
BNP	USD	1,921,857	EUR	1,657,000	08/08/2025	(35,227)
BNP	USD	4,795,019	GBP	3,622,621	07/02/2025	(177,582)
BNP	USD	440,000	GBP	323,905	07/09/2025	(4,616)
BNP	USD	4,875,339	GBP	3,625,315	08/08/2025	(101,666)
BNP	USD	207,475	JPY	30,509,000	07/02/2025	(4,440)
BNP	USD	1,051,327	JPY	151,862,000	08/08/2025	(8,317)
BNP	USD	2,924,811	KRW	3,972,325,551	07/09/2025	(17,919)
BNP	USD	350,000	MXN	7,352,811	07/09/2025	(41,428)
BNP	USD	448,705	NZD	760,000	07/02/2025	(14,587)
BNP	USD	954,631	SEK	9,281,000	07/02/2025	(26,489)
BNP	USD	1,111,841	ZAR	21,105,521	07/09/2025	(79,439)
BNP	USD	303,949	ZAR	5,449,643	10/16/2025	(1,407)
BNP	ZAR	10,207,409	USD	549,057	07/09/2025	27,091
CA	CNY	50,002,978	USD	7,039,281	10/16/2025	(2,577)
CA	USD	8,160,408	CNY	58,395,636	07/09/2025	4,414
CA	USD	190,000	COP	838,587,800	07/09/2025	(14,974)
CGM	AUD	920,000	USD	591,434	07/02/2025	14,083
CGM	AUD	129,888	USD	80,000	07/09/2025	5,498
CGM	CLP	91,620,000	USD	97,504	07/11/2025	845
CGM	CNY	4,000,000	USD	557,612	07/11/2025	1,157
CGM	CNY	44,138,798	USD	6,214,669	10/16/2025	(3,205)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	COP	48,421,165,999	USD	11,857,818	07/09/2025	$(22,354)
CGM	COP	940,251,000	USD	225,469	07/11/2025	4,280
CGM	EUR	2,646,348	GBP	2,225,311	07/09/2025	84,335
CGM	EUR	4,951,012	USD	5,483,099	07/09/2025	352,624
CGM	GBP	3,200,000	USD	4,349,829	07/09/2025	42,738
CGM	JPY	37,203,000	USD	259,124	08/08/2025	466
CGM	KRW	14,799,879,151	USD	10,372,262	07/09/2025	591,606
CGM	KRW	1,959,086,156	USD	1,456,245	10/16/2025	1,190
CGM	PEN	156,000	USD	43,198	07/11/2025	829
CGM	THB	29,165,022	USD	898,491	07/09/2025	(379)
CGM	USD	1,576,415	AUD	2,499,083	07/09/2025	(68,590)
CGM	USD	210,000	CAD	298,830	07/09/2025	(9,543)
CGM	USD	477,012	CHF	387,000	07/02/2025	(10,866)
CGM	USD	6,166,001	CNY	44,138,798	07/09/2025	1,229
CGM	USD	12,793,159	COP	53,644,786,660	07/09/2025	(319,102)
CGM	USD	11,058,734	COP	45,632,760,736	10/16/2025	66,870
CGM	USD	4,992,430	EUR	4,319,000	07/11/2025	(99,055)
CGM	USD	123,012	NOK	1,281,633	07/09/2025	(4,149)
CGM	USD	449,601	NZD	760,000	07/02/2025	(13,691)
CGM	USD	369,763	ZAR	6,975,768	07/09/2025	(23,977)
CGM	ZAR	8,354,698	USD	427,114	07/09/2025	44,458
DB	CNY	181,554,471	USD	25,322,817	07/09/2025	34,510
DB	USD	250,000	CNY	1,805,625	07/09/2025	(2,188)
DB	USD	1,241,113	KRW	1,757,254,423	07/09/2025	(60,675)
DB	USD	11,297,071	MXN	233,033,726	07/09/2025	(1,108,516)
GS	AUD	1,937,928	USD	1,242,325	07/02/2025	33,163
GS	CAD	2,013,814	USD	1,455,852	07/02/2025	23,137
GS	CAD	154,134	USD	110,000	07/09/2025	3,238
GS	CHF	2,491,468	USD	3,051,540	07/02/2025	89,375
GS	COP	2,800,000,000	USD	682,682	10/16/2025	(8,228)
GS	CZK	1,930,354	USD	83,575	07/09/2025	8,418
GS	EUR	215,794	CHF	202,000	08/08/2025	(1,102)
GS	EUR	1,835,000	USD	2,107,892	07/02/2025	53,954
GS	EUR	1,113,000	USD	1,275,211	07/11/2025	36,858
GS	HUF	70,827,423	USD	203,873	10/16/2025	3,668
GS	JPY	32,934,000	USD	223,985	07/02/2025	4,774
GS	JPY	26,435,000	USD	182,771	08/08/2025	1,684
GS	MXN	14,229,000	USD	733,530	07/11/2025	23,773
GS	MYR	4,805,496	USD	1,138,743	10/16/2025	6,532
GS	NOK	17,180,585	USD	1,647,086	07/02/2025	57,460
GS	NZD	3,982,000	USD	2,398,773	07/02/2025	28,633
GS	RON	1,300,036	USD	280,739	07/09/2025	20,622
GS	RON	1,294,000	USD	291,328	07/11/2025	8,590
GS	SEK	3,328,000	EUR	300,118	08/08/2025	(2,642)
GS	THB	2,606,152	USD	80,000	07/09/2025	254
GS	USD	493,898	AUD	761,507	07/02/2025	(7,304)
GS	USD	415,110	AUD	635,000	08/08/2025	(3,093)
GS	USD	380,104	BRL	2,189,000	07/02/2025	(22,586)
GS	USD	440,645	CAD	600,000	08/08/2025	(804)
GS	USD	3,065,886	CHF	2,491,468	08/08/2025	(90,645)
GS	USD	382,704	CZK	8,241,000	07/11/2025	(10,056)
GS	USD	1,016,955	EUR	895,000	07/02/2025	(37,460)
GS	USD	204,974	HUF	70,827,423	07/09/2025	(3,691)
GS	USD	953,219	KRW	1,308,673,788	07/09/2025	(16,257)
GS	USD	280,387	MYR	1,185,000	07/11/2025	(1,187)
GS	USD	1,772,207	NZD	3,010,000	07/02/2025	(62,673)
GS	USD	299,101	NZD	508,171	07/09/2025	(10,754)
GS	USD	10,204,946	NZD	16,942,000	07/11/2025	(126,081)
GS	USD	2,401,692	NZD	3,982,000	08/08/2025	(28,838)
GS	USD	2,168,970	SEK	21,171,500	07/02/2025	(69,128)
GS	USD	4,964,251	ZAR	93,630,004	07/09/2025	(320,602)
GS	ZAR	104,249,473	USD	5,640,347	07/09/2025	243,911
HSB	AUD	2,783,823	USD	1,797,661	07/02/2025	34,571
HSB	AUD	6,134,940	USD	3,988,106	08/08/2025	52,288
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	CAD	2,473,269	USD	1,788,231	07/02/2025	$28,192
HSB	CAD	684,000	USD	500,595	08/08/2025	2,657
HSB	CHF	545,000	USD	663,566	07/02/2025	23,499
HSB	CNY	2,041,000	USD	284,006	07/02/2025	881
HSB	CNY	97,778,446	USD	13,596,151	07/11/2025	62,753
HSB	CNY	14,766,000	USD	2,061,953	08/08/2025	5,632
HSB	CNY	9,810,710	USD	1,380,759	10/16/2025	(140)
HSB	COP	252,509,400	USD	60,000	07/09/2025	1,720
HSB	DKK	1,709,000	USD	262,116	07/11/2025	7,944
HSB	EUR	2,471,828	USD	2,823,401	07/02/2025	88,703
HSB	EUR	20,767,000	USD	23,749,156	07/11/2025	732,177
HSB	EUR	5,259,176	USD	6,067,121	08/08/2025	144,495
HSB	HUF	113,687,000	USD	321,203	07/11/2025	13,691
HSB	JPY	1,655,789,000	USD	11,643,557	07/11/2025	(129,241)
HSB	JPY	501,520,988	USD	3,481,214	08/08/2025	18,238
HSB	KRW	2,925,842,000	USD	2,050,000	07/09/2025	117,487
HSB	MYR	4,805,496	USD	1,083,051	07/09/2025	58,710
HSB	NOK	334,921	USD	32,272	07/02/2025	956
HSB	PLN	653,000	USD	174,887	07/11/2025	6,229
HSB	PLN	849,000	USD	228,026	08/08/2025	7,283
HSB	SEK	30,452,500	USD	3,178,870	07/02/2025	40,348
HSB	SEK	6,691,000	USD	705,005	07/11/2025	2,759
HSB	THB	69,179,818	USD	2,108,699	07/09/2025	21,634
HSB	THB	29,776,456	USD	916,704	07/11/2025	456
HSB	THB	10,328,905	USD	318,897	10/16/2025	1,618
HSB	USD	4,402,491	AUD	6,782,376	07/02/2025	(61,472)
HSB	USD	8,201,533	BRL	47,614,000	08/04/2025	(482,664)
HSB	USD	557,732	CAD	776,180	07/02/2025	(12,311)
HSB	USD	1,082,595	CAD	1,489,000	08/08/2025	(12,936)
HSB	USD	1,246,958	CHF	1,025,627	07/02/2025	(46,017)
HSB	USD	374,941	CHF	305,000	08/08/2025	(11,475)
HSB	USD	1,832,161	CNY	13,163,000	07/02/2025	(5,158)
HSB	USD	952,762	CNY	6,816,000	08/08/2025	(1,637)
HSB	USD	6,555,150	EUR	5,717,000	07/02/2025	(180,150)
HSB	USD	11,146,730	EUR	9,763,000	07/11/2025	(362,455)
HSB	USD	1,886,511	GBP	1,411,694	07/02/2025	(51,255)
HSB	USD	8,773,784	GBP	6,800,000	07/09/2025	(560,421)
HSB	USD	167,156	GBP	124,000	07/11/2025	(3,057)
HSB	USD	463,710	GBP	345,000	08/08/2025	(9,923)
HSB	USD	250,521	IDR	4,174,236,952	07/09/2025	(6,885)
HSB	USD	3,720,295	JPY	537,721,988	07/02/2025	(14,711)
HSB	USD	192,176	JPY	28,159,000	08/08/2025	(4,308)
HSB	USD	5,934,373	KRW	8,360,094,883	07/09/2025	(258,852)
HSB	USD	253,079	KRW	346,420,000	08/08/2025	(3,564)
HSB	USD	813,615	MXN	15,478,000	07/11/2025	(10,163)
HSB	USD	1,130,865	MYR	4,805,496	07/09/2025	(10,896)
HSB	USD	192,911	NZD	325,000	07/02/2025	(5,207)
HSB	USD	228,222	PLN	849,000	07/02/2025	(7,314)
HSB	USD	3,186,623	SEK	30,452,500	08/08/2025	(40,669)
HSB	USD	316,993	THB	10,328,905	07/09/2025	(1,077)
HSB	USD	6,104,720	ZAR	109,593,167	10/16/2025	(36,037)
HSB	ZAR	109,593,167	USD	6,149,247	07/09/2025	36,631
JPM	BRL	2,189,000	USD	397,374	07/02/2025	5,315
JPM	CHF	153,391	USD	175,843	07/09/2025	17,720
JPM	EUR	2,349,764	GBP	2,003,431	07/09/2025	20,662
JPM	EUR	94,000	USD	108,518	07/11/2025	2,294
JPM	GBP	58,742	EUR	70,000	07/09/2025	(2,174)
JPM	GBP	2,003,431	EUR	2,335,905	10/16/2025	(36,851)
JPM	GBP	547,000	USD	737,193	07/02/2025	13,648
JPM	HUF	101,012,175	USD	269,227	07/09/2025	28,364
JPM	IDR	4,341,461,000	USD	266,730	07/11/2025	1,055
JPM	JPY	33,380,000	USD	233,456	07/02/2025	(1,599)
JPM	JPY	78,191,012	USD	540,000	07/09/2025	3,599
JPM	KRW	2,401,954,000	USD	1,749,894	07/11/2025	29,411
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JPM	NOK	12,184,460	EUR	1,026,550	10/16/2025	$(15,544)
JPM	USD	478,693	AUD	772,422	07/09/2025	(29,749)
JPM	USD	393,761	BRL	2,189,000	08/08/2025	(5,093)
JPM	USD	253,381	CAD	343,594	07/02/2025	1,039
JPM	USD	622,243	CHF	516,000	07/02/2025	(28,261)
JPM	USD	670,213	EUR	578,000	07/11/2025	(11,167)
JPM	USD	841,293	GBP	623,000	07/02/2025	(13,870)
ML	USD	330,000	EUR	290,234	07/09/2025	(12,097)
MS	AUD	14,236,073	USD	8,933,825	07/09/2025	436,981
MS	CAD	546,691	USD	400,000	07/09/2025	1,640
MS	CHF	54,566	EUR	58,855	07/09/2025	(770)
MS	CLP	73,474,396	USD	79,917	07/09/2025	(1,047)
MS	CLP	73,474,396	USD	78,247	10/16/2025	609
MS	CNY	36,782,331	USD	5,174,779	10/16/2025	1,440
MS	CZK	6,635,000	USD	304,371	07/11/2025	11,848
MS	EUR	747,000	USD	854,749	07/02/2025	25,305
MS	EUR	145,000	USD	168,391	07/11/2025	2,543
MS	EUR	217,000	USD	250,456	08/08/2025	5,843
MS	GBP	229,000	USD	304,403	07/02/2025	9,934
MS	GBP	3,551,088	USD	4,879,605	07/09/2025	(5,108)
MS	GBP	94,000	USD	127,917	07/11/2025	1,115
MS	IDR	5,602,451,129	USD	343,726	07/09/2025	1,751
MS	ILS	1,120,000	USD	316,567	07/11/2025	15,958
MS	JPY	40,716,000	USD	284,813	07/02/2025	(2,000)
MS	JPY	1,029,917,689	USD	6,968,626	07/09/2025	191,566
MS	MXN	4,682,000	USD	238,250	07/02/2025	11,204
MS	MXN	272,647,148	USD	14,250,760	07/09/2025	263,653
MS	NZD	218,356	USD	131,846	10/16/2025	1,729
MS	SGD	784,031	USD	586,539	07/09/2025	30,524
MS	USD	60,000	AUD	92,104	07/09/2025	(627)
MS	USD	585,731	AUD	900,525	10/16/2025	(8,213)
MS	USD	330,000	CAD	452,267	07/09/2025	(2,269)
MS	USD	186,592	CHF	152,000	07/11/2025	(5,269)
MS	USD	78,258	CLP	73,474,396	07/09/2025	(612)
MS	USD	5,137,786	CNY	36,782,331	07/09/2025	475
MS	USD	408,104	EUR	355,000	07/11/2025	(10,390)
MS	USD	4,772,401	GBP	3,469,599	10/16/2025	7,051
MS	USD	110,000	IDR	1,791,746,000	07/09/2025	(488)
MS	USD	342,438	IDR	5,602,451,129	10/16/2025	(3,007)
MS	USD	12,765,048	JPY	1,874,665,386	07/09/2025	(267,999)
MS	USD	9,333,733	MXN	178,650,302	10/16/2025	(73,899)
MS	USD	131,410	NZD	218,356	07/09/2025	(1,731)
MS	USD	795,971	ZAR	14,181,587	07/09/2025	(4,494)
NOM	USD	1,708,105	EUR	1,575,000	07/09/2025	(148,336)
NOM	USD	81,225	HUF	30,184,752	07/09/2025	(7,702)
NOM	ZAR	6,478,632	USD	351,867	07/09/2025	13,813
RBS	CNY	2,270,846	USD	319,370	10/16/2025	197
RBS	DKK	4,250,541	USD	619,272	07/09/2025	52,301
RBS	GBP	1,901,945	USD	2,456,721	07/09/2025	154,035
RBS	JPY	118,418,673	USD	830,000	07/09/2025	(6,730)
RBS	USD	1,779,863	AUD	2,843,363	07/09/2025	(91,763)
RBS	USD	2,908,164	JPY	416,328,909	07/09/2025	13,762
RBS	USD	5,986,915	ZAR	110,808,266	07/09/2025	(267,547)
RCM	EUR	349,000	USD	406,272	08/08/2025	5,933
SAH	CNY	5,517,897	USD	770,000	07/09/2025	673
SAH	MXN	86,883,675	USD	4,152,587	07/09/2025	472,679
SAH	THB	38,792,369	USD	1,187,152	07/09/2025	7,426
SAH	USD	1,392,342	IDR	22,782,201,538	07/09/2025	(12,527)
SAH	USD	1,452,647	KRW	2,087,187,399	07/09/2025	(93,558)
SAH	ZAR	13,120,197	USD	660,641	07/09/2025	79,916
SEB	EUR	3,590,000	NOK	42,638,381	07/09/2025	32,595
SEB	NOK	43,121,536	EUR	3,612,381	07/09/2025	39,308
SEB	NOK	43,740,042	EUR	3,682,137	10/16/2025	(51,356)
SEB	SEK	10,826,045	USD	1,087,380	07/09/2025	57,624
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
SEB	USD	438,218	JPY	62,000,000	07/09/2025	$7,182
SG	KRW	232,904,250	USD	170,000	07/09/2025	2,537
SSB	CNY	5,885,386	USD	820,000	07/09/2025	1,999
SSB	JPY	1,253,118,001	USD	8,692,531	07/09/2025	19,394
SSB	MXN	120,757,733	USD	6,302,738	10/16/2025	56,301
SSB	SEK	10,826,045	USD	1,148,215	10/16/2025	4,280
SSB	USD	404,828	CAD	564,326	07/09/2025	(9,768)
SSB	USD	8,788,053	JPY	1,253,118,001	10/16/2025	(22,283)
SSB	USD	6,371,956	MXN	120,757,733	07/09/2025	(56,600)
SSB	USD	1,140,813	SEK	10,826,045	07/09/2025	(4,192)
TD	EUR	4,750,689	USD	5,155,610	07/09/2025	443,995
TD	KRW	1,421,973,532	USD	1,026,510	07/09/2025	26,899
TD	USD	931,235	KRW	1,277,375,022	07/09/2025	(15,055)
TD	ZAR	13,497,506	USD	679,359	07/09/2025	82,494
UBS	AUD	1,122,289	USD	721,047	07/09/2025	17,693
UBS	CHF	109,694	USD	138,887	10/16/2025	1,269
UBS	CZK	9,272,225	USD	436,024	10/16/2025	7,232
UBS	IDR	46,323,018,444	USD	2,760,000	07/09/2025	96,518
UBS	JPY	27,448,825	USD	190,000	07/09/2025	830
UBS	KRW	987,217,500	USD	690,000	07/09/2025	41,339
UBS	NOK	4,012,213	USD	382,325	07/09/2025	15,758
UBS	NZD	726,526	USD	413,969	07/09/2025	29,027
UBS	PLN	1,288,229	USD	330,696	07/09/2025	26,626
UBS	THB	16,378,993	USD	496,732	07/09/2025	7,645
UBS	USD	137,202	CHF	109,694	07/09/2025	(1,220)
UBS	USD	434,743	CZK	9,272,225	07/09/2025	(7,133)
UBS	USD	1,141,295	EUR	1,000,000	07/09/2025	(37,398)
UBS	USD	791,073	JPY	112,600,000	07/09/2025	8,255
UBS	USD	772,236	ZAR	13,815,801	07/09/2025	(7,583)
WF	AUD	126,393	USD	80,000	07/09/2025	3,197
WF	CAD	8,379,441	USD	6,129,062	10/16/2025	56,537
WF	COP	5,809,699,061	USD	1,324,162	07/09/2025	95,888
WF	EUR	550,000	JPY	88,238,590	07/09/2025	26,213
WF	EUR	729,044	USD	820,000	07/09/2025	39,319
WF	GBP	224,590	USD	300,000	07/09/2025	8,290
WF	ILS	1,710,019	USD	462,712	07/09/2025	44,985
WF	JPY	58,373,853	USD	410,000	07/09/2025	(4,173)
WF	PLN	1,288,229	USD	351,002	10/16/2025	5,470
WF	USD	6,099,512	CAD	8,379,441	07/09/2025	(56,656)
WF	USD	351,795	PLN	1,288,229	07/09/2025	(5,527)
					Net Depreciation	$(4,854,126)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
Electrolux AB 2.50%	EUR	440	$(5,154)	$(11,720)	1.00%	06/20/2029	$6,566	1.26%	Quarterly	-
iTraxx Europe Series 42 V2 B	EUR	255	(26,962)	(21,809)	5.00	12/20/2029	(5,153)	2.72	-	Quarterly
CDX.NA.IG.44. V1 B(c)	USD	115,280	(2,538,108)	(2,337,083)	1.00	06/20/2030	(201,025)	0.51	-	Quarterly
iTraxx Europe Series 43 V1 B	EUR	10,765	(270,993)	(210,550)	1.00	06/20/2030	(60,443)	0.54	-	Quarterly
iTraxx Europe Crossover Series 43 V1	EUR	8,235	(904,267)	(704,411)	5.00	06/20/2030	(199,856)	2.82	-	Quarterly
CDX.NA.HY.44(d)	USD	995	(73,876)	(60,103)	5.00	06/20/2030	(13,773)	3.19	-	Quarterly
Sell Credit Protection
United Mexican States	USD	6,359	20,084	112,267	1.00	06/20/2030	(92,183)	1.07	-	Quarterly
iTraxx Europe Series 43 V1 B	EUR	45,680	1,149,923	1,053,706	1.00	06/20/2030	96,217	0.54	Quarterly	-
			$(2,649,353)	$(2,179,703)		Net Depreciation	$(469,650)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
(d)	Based on an index of North American high yield bonds with investment grade credit ratings that trade in the credit default swap market.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following outstanding OTC credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments /Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency	Counterparty
Buy Credit Protection
Yum! Brands Inc 3.63%	USD	1,280	$(22,886)	$(4,516)	1.00%	12/20/2029	$(18,370)	0.57%	-	Quarterly	BA
UniCredit SPA 2.73%	EUR	1,150	(2,267)	28,527	1.00	12/20/2029	(30,794)	0.96	-	Quarterly	BB
Intesa Sanpaolo 4.20%	EUR	1,180	(7,644)	26,116	1.00	12/20/2029	(33,760)	0.87	-	Quarterly	BNP
Transdigm Inc 5.50%	USD	540	(88,240)	(77,602)	5.00	12/20/2029	(10,638)	1.00	-	Quarterly	GS
Ziggo Bond Co BV 5.13%	EUR	590	(2,028)	12,432	1.00	12/20/2029	(14,460)	0.93	-	Quarterly	CGM
Electrolux AB 2.50%	EUR	140	(2,985)	(2,154)	1.00	12/20/2029	(831)	1.43	Quarterly	-	GS
Electrolux AB 2.50%	EUR	640	(13,648)	(11,956)	1.00	12/20/2029	(1,692)	1.43	Quarterly	-	BNP
Sell Credit Protection
Virgin Media Finance PLC 3.75%	EUR	510	43,979	19,123	5.00	12/20/2029	24,856	3.17	Quarterly	-	GS
Ziggo Bond Co BV 5.13%	EUR	550	19,240	31,951	5.00	12/20/2029	(12,711)	4.24	Quarterly	-	GS
			$(76,479)	$21,921		Net Depreciation	$(98,400)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
As of June 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day TONA	Annual	0.84%	Annual	JPY	5,326,000	03/14/2027	$(85,740)	$—	$(85,740)
1-day TONA	Annual	0.71%	Annual	JPY	4,814,937	05/16/2027	4,435	—	4,435
3.74%	Annual	1-day SOFR	Annual	USD	35,850	05/22/2027	146,195	—	146,195
3.77%	Annual	1-day SOFR	Annual	USD	36,070	05/22/2027	163,541	—	163,541
3.74%	Annual	1-day SOFR	Annual	USD	36,000	05/27/2027	148,347	—	148,347
3.55%	Annual	1-day SOFR	Annual	USD	7,500	09/17/2027	27,726	—	27,726
3.60%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	8,400	10/19/2028	29,679	—	29,679
3.38%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	727,600	01/18/2029	17,561	—	17,561
2.20%	Quarterly	7-day CFRR	Quarterly	CNY	206,620	03/20/2029	759,898	—	759,898
2.01%	Quarterly	7-day CFRR	Quarterly	CNY	4,000	06/19/2029	11,452	—	11,452
1.80%	Quarterly	7-day CFRR	Quarterly	CNY	40,000	09/02/2029	72,356	—	72,356
2.79%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	1,666,400	11/27/2029	17,021	—	17,021
2.44%	Quarterly	7-day CFRR	Quarterly	CNY	37,670	12/24/2029	(23,095)	—	(23,095)
1.46%	Quarterly	7-day CFRR	Quarterly	CNY	15,700	02/06/2030	(1,339)	—	(1,339)
3.96%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	3,722,200	01/19/2033	270,499	—	270,499
4.04%	Semi-Annual	6-mo. BBSW	Semi-Annual	AUD	3,860	03/22/2033	27,029	—	27,029
2.71%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	604,000	02/13/2035	3,614	—	3,614
1-day SOFR	Annual	3.36%	Annual	USD	5,500	08/20/2054	528,105	—	528,105
1-day SONIA	Annual	4.45%	Annual	GBP	3,275	03/24/2055	775	—	775
1-day TONA	Annual	1.88%	Annual	JPY	36,017	04/11/2055	18,257	—	18,257
1-day TONA	Annual	1.87%	Annual	JPY	36,017	04/11/2055	18,826	—	18,826
							$2,155,142	$0	$2,155,142
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.71%	At Maturity	UKRPI	At Maturity	GBP	2,850	04/05/2034	$143,289	$151,143	$(7,854)
3.71%	At Maturity	UKRPI	At Maturity	GBP	9,720	05/16/2034	523,447	(18,221)	541,668
CPI-U	At Maturity	2.53%	At Maturity	USD	6,253	07/28/2053	(103,721)	(58,796)	(44,925)
2.80%	At Maturity	EXT-CPI	At Maturity	EUR	4,052	07/28/2053	783,685	230,507	553,178
							$1,346,700	$304,633	$1,042,067
As of June 30, 2025, the Fund held the following OTC total return swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Quarterly	0.00%	Daily	USD	250	MS	09/22/2025	$(2,867)	$—	$(2,867)
1-day SOFR	Quarterly	0.00%	Daily	USD	1,000	JPM	09/22/2025	(18,960)	—	(18,960)
1-day SOFR	Quarterly	0.00%	Daily	USD	1,100	JPM	09/22/2025	(36,531)	—	(36,531)
								$(58,358)	$0	$(58,358)
Abbreviations
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Australian Bank Bill Swap Rate
BNP	BNP Paribas Securities Corp
CA	Credit Agricole
CFRR	China Fixing Repo Rate
CGM	Citigroup Global Markets
CPI-U	United States of America Consumer Price Index
DB	Deutsche Bank
EXT-CPI	European Consumer Price Index
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
KLIBOR	Kuala Lumpur Interbank Offered Rate
KORIBOR	South Korea Interbank Offered Rate
ML	Merrill Lynch
MS	Morgan Stanley & Co LLC
NOM	Nomura International PLC
RBS	Royal Bank of Scotland
RCM	RBC Capital Markets
SAH	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken AB
SG	Societe General SA
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank
TD	Toronto Dominion Bank
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
UKRPI	United Kingdom Retail Price Index
WF	Wells Fargo Bank NA
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Summary of Investments by Country as of June 30, 2025.
Country	Fair Value	Percentage of Fund Investments
United States	$231,524,498	41.30%
Japan	49,201,016	8.78
United Kingdom	37,985,046	6.78
Romania	25,579,991	4.56
Germany	21,823,912	3.89
France	21,624,615	3.86
Italy	19,409,381	3.46
Mexico	14,880,698	2.65
Colombia	12,963,207	2.31
Australia	12,751,468	2.28
Spain	11,920,866	2.13
New Zealand	11,734,089	2.09
China	11,523,433	2.06
Brazil	8,799,729	1.57
Netherlands	8,535,671	1.52
Canada	7,971,972	1.42
South Africa	7,002,123	1.25
Switzerland	5,832,839	1.04
Belgium	5,685,193	1.01
Iceland	4,190,756	0.75
Cayman Islands	3,437,933	0.61
Luxembourg	3,132,484	0.56
Austria	2,599,531	0.46
Bermuda	2,075,559	0.37
Indonesia	1,969,417	0.35
Ireland	1,871,728	0.33
South Korea	1,864,990	0.33
Poland	1,313,112	0.23
Slovakia	1,301,985	0.23
Malaysia	1,209,268	0.22
Singapore	1,180,010	0.21
Chile	1,066,308	0.19
Finland	1,034,567	0.19
Greece	868,260	0.16
Sweden	725,382	0.13
Thailand	725,000	0.13
Norway	698,114	0.13
Portugal	585,217	0.10
Saudi Arabia	555,207	0.10
Denmark	520,669	0.09
Czech Republic	389,677	0.07
Nigeria	360,589	0.06
Peru	210,578	0.04
Hungary	150	0.00
Total	$560,636,238	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
805,000	1261229 BC Ltd(b) 10.56%, 09/28/2030 1-mo. SOFR + 6.24%	$ 779,593
	American Airlines Inc(b)
1,373,553	9.18%,03/10/2028 1-mo. SOFR + 4.85%	1,364,109
435,600	6.51%,06/04/2029 3-mo. SOFR + 2.06%	430,246
65,000	7.58%,05/28/2032 1-mo. SOFR + 3.25%	65,341
429,000	Apollo Commercial Real Estate Finance Inc(b) 7.56%, 06/05/2030 1-mo. SOFR + 3.24%	425,782
428,505	Aretec Group Inc(b) 7.83%, 08/09/2030 1-mo. SOFR + 3.50%	429,107
453,742	Ascend Learning LLC(b) 10.18%, 12/10/2029 1-mo. SOFR + 5.85%	453,364
1,896,475	Bausch & Lomb Corp(b) 7.68%, 05/10/2027 1-mo. SOFR + 3.36%	1,892,682
68,745	Beach Acquisition Bidco LLC(b) 7.58%, 06/28/2032 1-mo. SOFR + 3.25%	69,003
514,813	Cengage Learning Inc(b) 7.82%, 03/22/2031 1-mo. SOFR + 3.50%	515,492
743,315	Clarios Global LP(b) 7.08%, 01/28/2032 1-mo. SOFR + 2.75%	742,154
1,542,801	Clear Channel Outdoor Holdings Inc(b) 8.44%, 08/21/2028 1-mo. SOFR + 4.12%	1,529,302
565,679	Cloud Software Group Inc(b) 7.80%, 03/30/2029 3-mo. SOFR + 3.35%	565,855
1,570,000	CommSpace LLC(b) 9.56%, 12/17/2029 1-mo. SOFR + 5.24%	1,588,055
1,094,016	Connect US Finco LLC(b) 8.83%, 09/27/2029 1-mo. SOFR + 4.50%	1,037,948
1,114,254	CP Atlas Buyer Inc(b) 8.18%, 11/23/2027 1-mo. SOFR + 3.85%	1,107,521
1,118,440	DexKo Global Inc(b) 8.19%, 10/04/2028 1-mo. SOFR + 3.87%	1,067,178
1,502,246	DirecTV Financing LLC(b) 9.79%, 08/02/2029 3-mo. SOFR + 5.34%	1,486,688
158,800	EMRLD Borrower LP(b) 6.83%, 08/04/2031 1-mo. SOFR + 2.50%	158,337
2,035,209	Endo Finance Holdings Inc(b) 8.33%, 04/23/2031 1-mo. SOFR + 4.00%	2,030,756
2,274,730	Fertitta Entertainment LLC(b) 7.83%, 01/27/2029 1-mo. SOFR + 3.50%	2,270,852
Principal Amount(a)		Fair Value
Bank Loans — (continued)
1,228,784	Filtration Group Corp(b) 7.33%, 10/21/2028 1-mo. SOFR + 3.00%	$ 1,233,137
1,252,330	Flash Charm Inc(b) 7.78%, 03/02/2028 3-mo. SOFR + 3.33%	1,170,929
1,168,756	Fortress Intermediate 3 Inc(b) 7.83%, 06/27/2031 1-mo. SOFR + 3.50%	1,168,756
130,000	Foundation Building Material Inc(b) 9.55%, 01/29/2031 3-mo. SOFR + 5.10%	127,562
1,356,266	Foundation Building Materials Inc(b) 8.28%, 01/29/2031 3-mo. SOFR + 3.83%	1,325,071
525,900	Great Canadian Gaming Corp / Raptor LLC(b) 9.07%, 11/01/2029 3-mo. SOFR + 4.62%	512,424
543,529	Hexion Holdings Corp(b) 11.86%, 03/15/2030 1-mo. SOFR + 7.54%	528,582
1,573,862	IRB Holding Corp(b) 6.83%, 12/15/2027 1-mo. SOFR + 2.50%	1,573,316
814,417	Klockner Pentaplast of America Inc(b) 9.23%, 02/12/2026 6-mo. SOFR + 4.78%	745,191
1,647,312	LBM Acquisition LLC(b) 8.16%, 06/06/2031 1-mo. SOFR + 3.84%	1,621,427
216,073	Madison IAQ LLC(b) 6.57%, 06/21/2028 3-mo. SOFR + 2.31%	216,181
664,655	Magnera Corp(b) 8.58%, 11/04/2031 3-mo. SOFR + 4.13%	650,531
524,886	Medline Borrower LP(b) 6.58%, 10/23/2028 1-mo. SOFR + 2.25%	524,804
	Nouryon Finance BV(b)
857,823	7.51%,04/03/2028 3-mo. SOFR + 3.06%	859,968
690,067	7.55%,04/03/2028 3-mo. SOFR + 3.10%	690,066
1,350,437	Olympus Water US Holding Corp(b) 7.30%, 06/20/2031 3-mo. SOFR + 2.85%	1,333,556
1,523,625	PetsMart LLC(b) 8.18%, 02/11/2028 1-mo. SOFR + 3.85%	1,507,753
1,333,117	Rocket Software Inc(b) 8.58%, 11/28/2028 1-mo. SOFR + 4.25%	1,335,825
509,843	Scientific Games Holdings LP(b) 7.28%, 04/04/2029 3-mo. SOFR + 2.83%	508,994

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
260,000	Shift4 Payments LLC(b) 7.06%, 05/08/2032 1-mo. SOFR + 2.74%	$ 261,787
809,092	UKG Inc(b) 7.31%, 02/10/2031 1-mo. SOFR + 2.99%	811,704
404,372	Verde Purchaser, LLC(b) 8.30%, 11/30/2030 3-mo. SOFR + 3.85%	405,552
750,052	Vibrantz Technologies Inc(b) 8.64%, 04/23/2029 1-mo. SOFR + 4.32%	653,296
1,378,830	White Cap Buyer LLC(b) 7.58%, 10/19/2029 1-mo. SOFR + 3.25%	1,368,489
TOTAL BANK LOANS — 5.94% (Cost $41,266,050)		$41,144,266
CORPORATE BONDS AND NOTES
Basic Materials — 4.35%
945,000	ArcelorMittal SA 7.00%, 10/15/2039	1,046,495
	ATI Inc
1,000,000	5.88%, 12/01/2027	1,000,872
460,000	4.88%, 10/01/2029	450,557
1,435,000	7.25%, 08/15/2030	1,503,741
245,000	5.13%, 10/01/2031	239,449
	Avient Corp(c)
954,000	7.13%, 08/01/2030	983,969
1,030,000	6.25%, 11/01/2031	1,039,628
1,134,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	1,143,154
925,000	Celanese US Holdings LLC(d) 6.63%, 07/15/2032	969,744
1,205,000	Cerdia Finanz GmbH(c) 9.38%, 10/03/2031	1,248,946
830,000	Cleveland-Cliffs Inc(c)(d) 7.00%, 03/15/2032	782,409
2,380,000	Commercial Metals Co 4.38%, 03/15/2032	2,183,866
	Constellium SE
500,000	5.63%, 06/15/2028(c)	497,075
300,000	EUR, 3.13%, 07/15/2029	340,629
1,610,000	6.38%, 08/15/2032(c)	1,636,774
1,255,000	FMC Corp 8.45%, 11/01/2055	1,284,334
1,595,000	FMG Resources August 2006 Pty Ltd(c) 6.13%, 04/15/2032	1,622,396
580,000	Herens Holdco SARL(c) 4.75%, 05/15/2028	520,535
790,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	802,401
555,000	Magnera Corp(c) 4.75%, 11/15/2029	490,448
	Mercer International Inc
475,000	12.88%, 10/01/2028(c)	481,775
510,000	5.13%, 02/01/2029	416,009
Principal Amount(a)		Fair Value
Basic Materials — (continued)
2,145,000	Novelis Corp(c) 3.88%, 08/15/2031	$ 1,927,422
1,065,000	Novelis Inc(c) 6.88%, 01/30/2030	1,101,136
1,320,000	Rain Carbon Inc(c)(d) 12.25%, 09/01/2029	1,415,635
	SCIH Salt Holdings Inc(c)
1,380,000	4.88%, 05/01/2028	1,344,519
990,000	6.63%, 05/01/2029	967,927
515,000	SCIL IV LLC / SCIL USA Holdings LLC(c) 5.38%, 11/01/2026	511,661
465,000	United States Steel Corp 6.65%, 06/01/2037	494,939
1,820,000	Vibrantz Technologies Inc(c) 9.00%, 02/15/2030	1,226,130
500,000	WR Grace Holdings LLC(c) 5.63%, 08/15/2029	452,593
		30,127,168
Communications — 9.64%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	188,073
	Altice France SA(c)
465,000	5.50%, 01/15/2028	391,339
2,110,000	5.50%, 10/15/2029	1,749,011
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
3,305,000	5.38%, 06/01/2029	3,292,915
4,900,000	4.75%, 03/01/2030	4,747,131
3,715,000	4.75%, 02/01/2032	3,523,777
1,675,000	Clear Channel Outdoor Holdings Inc(c) 7.88%, 04/01/2030	1,729,009
2,925,000	Cogent Communications Group LLC / Cogent Finance Inc(c) 6.50%, 07/01/2032	2,880,275
1,070,000	CommScope LLC(c) 7.13%, 07/01/2028	1,051,660
2,795,000	Connect Finco SARL / Connect US Finco LLC(c) 9.00%, 09/15/2029	2,809,333
	CSC Holdings LLC(c)
4,005,000	5.38%, 02/01/2028	3,666,802
1,310,000	11.75%, 01/31/2029	1,246,014
445,000	DirecTV Financing LLC(c) 8.88%, 02/01/2030	436,362
	DirecTV Financing LLC / Directv Financing Co-Obligor Inc(c)
545,000	5.88%, 08/15/2027	543,221
1,085,000	10.00%, 02/15/2031	1,053,343
2,295,000	EchoStar Corp 10.75%, 11/30/2029	2,363,850
	Frontier Communications Holdings LLC(c)
1,705,000	5.88%, 10/15/2027	1,705,646
735,000	8.75%, 05/15/2030	768,715

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
1,595,000	Gray Television Inc(c) 5.38%, 11/15/2031	$ 1,195,989
1,020,000	Iliad Holding SASU(c) 7.00%, 04/15/2032	1,045,073
455,000	Level 3 Financing Inc(c) 10.75%, 12/15/2030	515,856
	McGraw-Hill Education Inc(c)
850,000	5.75%, 08/01/2028	855,120
1,210,000	8.00%, 08/01/2029	1,232,024
1,315,000	7.38%, 09/01/2031	1,371,731
	News Corp(c)
880,000	3.88%, 05/15/2029	841,932
445,000	5.13%, 02/15/2032	435,476
1,705,000	Nexstar Media Inc(c)(d) 4.75%, 11/01/2028	1,660,766
	Outfront Media Capital LLC / Outfront Media Capital Corp(c)
410,000	5.00%, 08/15/2027	407,952
1,825,000	4.63%, 03/15/2030(d)	1,743,079
3,140,000	Sinclair Television Group Inc(c) 8.13%, 02/15/2033	3,172,080
	Sirius XM Radio Inc(c)
1,115,000	4.00%, 07/15/2028	1,070,872
2,435,000	3.88%, 09/01/2031(d)	2,164,508
3,225,000	Snap Inc(c) 6.88%, 03/01/2033	3,309,256
1,770,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	1,617,516
2,135,000	Virgin Media Secured Finance PLC(c) 4.50%, 08/15/2030	1,984,247
1,505,000	VZ Secured Financing BV(c) 5.00%, 01/15/2032	1,338,861
	Wayfair LLC(c)
1,700,000	7.25%, 10/31/2029	1,700,762
1,315,000	7.75%, 09/15/2030(d)	1,323,161
2,430,000	Zegona Finance PLC(c) 8.63%, 07/15/2029	2,594,025
1,205,000	Ziggo Bond Co BV(c) 5.13%, 02/28/2030	1,052,034
		66,778,796
Consumer, Cyclical — 13.09%
2,130,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(c) 4.00%, 10/15/2030	1,984,880
	Adient Global Holdings Ltd(c)
2,260,000	8.25%, 04/15/2031(d)	2,374,688
445,000	7.50%, 02/15/2033	455,057
1,600,000	Allison Transmission Inc(c) 3.75%, 01/30/2031	1,466,490
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
135,000	5.50%, 04/20/2026	134,690
405,000	5.75%, 04/20/2029	404,645
2,015,000	American Builders & Contractors Supply Co Inc(c) 3.88%, 11/15/2029	1,906,030
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
870,000	Aramark Services Inc(c) 5.00%, 02/01/2028	$ 866,499
2,770,000	Banijay Entertainment SAS(c) 8.13%, 05/01/2029	2,873,767
3,050,000	Bath & Body Works Inc 6.88%, 11/01/2035	3,163,253
	Beach Acquisition Bidco LLC(c)
1,050,000	EUR, 5.25%, 07/15/2032	1,246,128
1,605,000	10.00%, 07/15/2033(e) PIK rate, 10.75%	1,663,607
1,370,000	Boyd Gaming Corp(c) 4.75%, 06/15/2031	1,313,071
	Caesars Entertainment Inc(c)
2,305,000	4.63%, 10/15/2029(d)	2,200,203
2,225,000	7.00%, 02/15/2030	2,304,170
155,000	6.50%, 02/15/2032	159,048
1,135,000	6.00%, 10/15/2032(d)	1,113,108
	Carnival Corp(c)
1,720,000	5.75%, 03/01/2027	1,734,202
880,000	5.75%, 03/15/2030	894,890
1,470,000	5.88%, 06/15/2031	1,497,563
700,000	6.13%, 02/15/2033	716,206
	Carvana Co(c)(e)
919,576	9.00%, 12/01/2028 PIK rate, 12.00%	943,180
1,095,000	9.00%, 06/01/2031 PIK rate, 14.00%	1,297,128
1,510,000	Churchill Downs Inc(c) 5.75%, 04/01/2030	1,514,921
1,185,000	Crocs Inc(c) 4.25%, 03/15/2029	1,130,477
1,940,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 6.75%, 01/15/2030	1,790,235
3,485,000	FirstCash Inc(c) 6.88%, 03/01/2032	3,606,254
4,105,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	3,747,657
1,050,000	Great Canadian Gaming Corp / Raptor LLC(c) 8.75%, 11/15/2029	1,027,760
2,650,000	Hanesbrands Inc(c)(d) 9.00%, 02/15/2031	2,805,621
	IHO Verwaltungs GmbH(c)(e)
970,000	7.75%, 11/15/2030 PIK rate, 8.50%	995,630
955,000	8.00%, 11/15/2032 PIK rate, 8.75%	976,526
1,475,000	Kohl's Corp(c)(d) 10.00%, 06/01/2030	1,528,866
435,000	Levi Strauss & Co(c) 3.50%, 03/01/2031	398,014
2,010,000	LGI Homes Inc(c) 8.75%, 12/15/2028	2,089,473
	Light & Wonder International Inc(c)
1,490,000	7.25%, 11/15/2029	1,535,081
975,000	7.50%, 09/01/2031	1,020,252

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
1,085,000	Live Nation Entertainment Inc(c) 6.50%, 05/15/2027	$ 1,100,992
	NCL Corp Ltd(c)
820,000	8.13%, 01/15/2029	864,428
335,000	7.75%, 02/15/2029	356,200
535,000	6.75%, 02/01/2032	546,571
	Newell Brands Inc
785,000	8.50%, 06/01/2028(c)	824,416
535,000	6.38%, 05/15/2030	520,461
735,000	6.63%, 05/15/2032(d)	701,159
1,160,000	OneSky Flight LLC(c) 8.88%, 12/15/2029	1,207,840
905,000	Penn Entertainment Inc(c) 5.63%, 01/15/2027	902,318
	PetSmart Inc / PetSmart Finance Corp(c)
795,000	4.75%, 02/15/2028	775,244
845,000	7.75%, 02/15/2029	821,122
785,000	Pinewood Finco PLC(c) GBP, 6.00%, 03/27/2030	1,064,062
2,400,000	QXO Building Products Inc(c) 6.75%, 04/30/2032	2,472,485
1,940,000	RB Global Holdings Inc(c) 7.75%, 03/15/2031	2,039,443
	Royal Caribbean Cruises Ltd(c)
925,000	5.63%, 09/30/2031	930,651
180,000	6.25%, 03/15/2032	185,018
1,505,000	6.00%, 02/01/2033	1,534,012
1,375,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(c) 6.63%, 03/01/2030	1,325,030
1,685,000	Six Flags Entertainment Corp(c) 7.25%, 05/15/2031	1,731,651
405,000	Six Flags Entertainment Corp / Six Flags Theme Parks Inc / Canada's Wonderland Co(c) 6.63%, 05/01/2032	417,731
625,000	Specialty Building Products Holdings LLC / SBP Finance Corp(c) 7.75%, 10/15/2029	614,220
2,205,000	Station Casinos LLC(c) 6.63%, 03/15/2032	2,254,639
	Taylor Morrison Communities Inc(c)
330,000	5.88%, 06/15/2027	334,456
845,000	5.75%, 01/15/2028	857,678
610,000	5.13%, 08/01/2030	607,856
1,295,000	Under Armour Inc(c) 7.25%, 07/15/2030	1,311,454
1,338,000	United Airlines Inc(c) 4.63%, 04/15/2029	1,298,750
	Viking Cruises Ltd(c)
1,325,000	7.00%, 02/15/2029	1,336,620
1,110,000	9.13%, 07/15/2031	1,195,471
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c)
220,000	5.13%, 10/01/2029	$ 218,412
3,280,000	7.13%, 02/15/2031	3,497,992
		90,727,652
Consumer, Non-Cyclical — 9.87%
745,000	1261229 BC Ltd(c) 10.00%, 04/15/2032	751,534
1,250,000	Allied Universal Holdco LLC(c) 7.88%, 02/15/2031	1,305,865
1,205,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL(c) 4.63%, 06/01/2028	1,169,660
	Bausch + Lomb Corp(c)
465,000	8.38%, 10/01/2028	485,344
840,000	EUR, 6.14%, 01/15/2031(b) 3-mo. EURIBOR + 3.87%	995,713
1,135,000	Boost Newco Borrower LLC(c) 7.50%, 01/15/2031	1,204,819
540,000	Centene Corp 3.00%, 10/15/2030	482,501
494,930	Chobani Holdco II LLC(c)(e) 9.50%, 10/01/2029 PIK rate, 9.50%	530,006
1,605,000	Chobani LLC / Chobani Finance Corp Inc(c) 7.63%, 07/01/2029	1,672,509
	CHS / Community Health Systems Inc(c)
590,000	5.63%, 03/15/2027	581,138
2,295,000	6.00%, 01/15/2029	2,207,488
2,860,000	5.25%, 05/15/2030	2,536,098
1,760,000	10.88%, 01/15/2032	1,865,366
1,500,000	Concentra Escrow Issuer Corp(c) 6.88%, 07/15/2032	1,553,045
	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(c)
1,680,000	4.75%, 01/15/2029	1,641,451
475,000	6.63%, 07/15/2030	485,878
2,035,000	CVS Health Corp 7.00%, 03/10/2055	2,098,920
	DaVita Inc(c)
3,880,000	6.88%, 09/01/2032	4,020,378
255,000	6.75%, 07/15/2033	263,312
505,000	Endo Finance Holdings Inc(c)(d) 8.50%, 04/15/2031	534,572
575,000	EquipmentShare.com Inc(c) 8.63%, 05/15/2032	611,047
2,310,000	Grifols SA EUR, 3.88%, 10/15/2028	2,599,501
	Herc Holdings Inc(c)
1,020,000	5.50%, 07/15/2027	1,020,092
990,000	6.63%, 06/15/2029	1,015,739
380,000	7.00%, 06/15/2030	396,856
255,000	7.25%, 06/15/2033	267,189

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
450,000	Insulet Corp(c) 6.50%, 04/01/2033	$ 469,164
3,415,000	IQVIA Inc(c) 6.25%, 06/01/2032	3,504,535
3,905,000	Kedrion SpA(c) 6.50%, 09/01/2029	3,737,229
2,305,000	Medline Borrower LP(c) 3.88%, 04/01/2029	2,211,051
3,780,000	Opal Bidco SAS(c) 6.50%, 03/31/2032	3,857,917
1,770,000	Prime Security Services Borrower LLC / Prime Finance Inc(c) 6.25%, 01/15/2028	1,772,772
3,615,000	RR Donnelley & Sons Co(c) 9.50%, 08/01/2029	3,615,000
365,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) EUR, 5.50%, 05/15/2033	444,748
	Tenet Healthcare Corp
380,000	5.13%, 11/01/2027	379,392
2,150,000	4.25%, 06/01/2029	2,085,106
4,140,000	6.13%, 06/15/2030	4,211,970
1,290,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	1,545,809
	Teva Pharmaceutical Finance Netherlands III BV
695,000	6.75%, 03/01/2028	721,760
1,735,000	5.13%, 05/09/2029(d)	1,744,995
1,710,000	8.13%, 09/15/2031	1,936,336
930,000	United Rentals North America Inc(c) 6.13%, 03/15/2034	957,921
	US Foods Inc(c)
1,250,000	7.25%, 01/15/2032	1,316,305
975,000	5.75%, 04/15/2033	973,977
535,000	Veritiv Operating Co(c) 10.50%, 11/30/2030	579,135
65,000	VM Consolidated Inc(c) 5.50%, 04/15/2029	63,812
		68,424,955
Diversified — 0.23%
1,540,000	Benteler International AG(c) 10.50%, 05/15/2028	1,620,801
Energy — 6.97%
1,480,000	Aris Water Holdings LLC(c) 7.25%, 04/01/2030	1,526,958
420,000	Coronado Finance Pty Ltd(c)(d) 9.25%, 10/01/2029	313,173
2,225,000	Crescent Energy Finance LLC(c) 8.38%, 01/15/2034	2,226,389
1,855,000	Encino Acquisition Partners Holdings LLC(c) 8.50%, 05/01/2028	1,906,018
1,445,000	Energy Transfer LP(d)(f) 6.63%, Perpetual	1,438,272
Principal Amount(a)		Fair Value
Energy — (continued)
4,050,000	Expand Energy Corp(c) 6.75%, 04/15/2029	$ 4,098,483
2,375,000	Global Partners LP / GLP Finance Corp(c) 7.13%, 07/01/2033	2,408,283
	Hess Midstream Operations LP(c)
785,000	5.88%, 03/01/2028	796,701
510,000	5.13%, 06/15/2028	506,422
430,000	6.50%, 06/01/2029	442,216
3,135,000	5.50%, 10/15/2030	3,148,888
715,000	Hilcorp Energy I LP / Hilcorp Finance Co(c) 8.38%, 11/01/2033	741,875
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	115,173
2,580,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	2,601,878
2,140,000	Matador Resources Co(c) 6.50%, 04/15/2032	2,141,114
1,975,000	Nabors Industries Inc(c)(d) 8.88%, 08/15/2031	1,467,046
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	782,776
	Precision Drilling Corp(c)
195,000	7.13%, 01/15/2026	195,158
625,000	6.88%, 01/15/2029	617,421
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2025	23
1,820,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp(c) 7.88%, 11/01/2028	1,905,667
720,000	SM Energy Co 6.75%, 09/15/2026	720,340
1,535,000	Sunoco LP(c) 6.25%, 07/01/2033	1,560,633
1,145,000	TGNR Intermediate Holdings LLC(c) 5.50%, 10/15/2029	1,109,602
917,308	Transocean Aquila Ltd(c) 8.00%, 09/30/2028	924,272
	Transocean Inc
292,000	8.75%, 02/15/2030(c)	300,276
1,720,000	6.80%, 03/15/2038	1,209,258
1,976,905	Transocean Titan Financing Ltd(c) 8.38%, 02/01/2028	2,008,065
	Venture Global LNG Inc(c)
1,380,000	9.00%, Perpetual(f)	1,341,634
800,000	9.50%, 02/01/2029	871,502
2,355,000	8.38%, 06/01/2031	2,445,987
2,265,000	9.88%, 02/01/2032	2,446,116
	Viper Energy Inc(c)
1,600,000	5.38%, 11/01/2027	1,601,741
1,010,000	7.38%, 11/01/2031	1,071,696
1,250,000	Weatherford International Ltd(c) 8.63%, 04/30/2030	1,288,409
		48,279,465

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — 9.16%
	Acrisure LLC / Acrisure Finance Inc(c)
1,715,000	8.50%, 06/15/2029	$ 1,788,436
1,645,000	7.50%, 11/06/2030	1,699,341
581,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 6.95%, 03/10/2055	603,769
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c)
1,275,000	5.88%, 11/01/2029	1,256,843
2,750,000	7.00%, 01/15/2031	2,844,628
440,000	7.38%, 10/01/2032	453,558
1,830,000	Ally Financial Inc 8.00%, 11/01/2031	2,083,675
838,600	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp(c)(d) 7.00%, 04/15/2030	783,455
1,395,000	Apollo Commercial Real Estate Finance Inc REIT(c)(d) 4.63%, 06/15/2029	1,326,169
310,000	Aretec Group Inc(c) 10.00%, 08/15/2030	340,665
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	253,756
	Encore Capital Group Inc(c)
1,520,000	9.25%, 04/01/2029	1,616,418
1,735,000	8.50%, 05/15/2030	1,860,952
1,125,000	Freedom Mortgage Corp(c) 12.25%, 10/01/2030	1,247,478
2,605,000	Freedom Mortgage Holdings LLC(c) 8.38%, 04/01/2032	2,633,074
300,000	GGAM Finance Ltd(c) 8.00%, 02/15/2027	309,312
1,895,000	HUB International Ltd(c) 7.25%, 06/15/2030	1,980,341
2,590,000	Iron Mountain Inc REIT(c) 6.25%, 01/15/2033	2,663,054
	Jane Street Group / JSG Finance Inc(c)
3,690,000	6.13%, 11/01/2032	3,725,225
1,170,000	6.75%, 05/01/2033	1,203,001
	Jefferson Capital Holdings LLC(c)
1,630,000	9.50%, 02/15/2029	1,720,545
1,565,000	8.25%, 05/15/2030	1,621,574
	Jones Deslauriers Insurance Management Inc(c)
2,015,000	8.50%, 03/15/2030	2,135,755
655,000	10.50%, 12/15/2030	698,104
	Macquarie Airfinance Holdings Ltd(c)
105,000	6.40%, 03/26/2029	109,615
155,000	6.50%, 03/26/2031	164,039
2,705,000	MPT Operating Partnership LP / MPT Finance Corp REIT(c) 8.50%, 02/15/2032	2,830,934
Principal Amount(a)		Fair Value
Financial — (continued)
	Nationstar Mortgage Holdings Inc(c)
2,940,000	5.75%, 11/15/2031	$ 2,985,840
1,220,000	7.13%, 02/01/2032	1,267,208
	OneMain Finance Corp
2,630,000	5.38%, 11/15/2029	2,586,988
1,355,000	7.50%, 05/15/2031	1,415,774
1,010,000	7.13%, 11/15/2031	1,050,880
3,740,000	PHH Escrow Issuer LLC/PHH Corp(c) 9.88%, 11/01/2029	3,730,800
3,580,000	PRA Group Inc(c) 8.88%, 01/31/2030	3,689,548
	RHP Hotel Properties LP / RHP Finance Corp REIT(c)
290,000	7.25%, 07/15/2028	300,155
1,905,000	6.50%, 04/01/2032	1,959,192
765,000	6.50%, 06/15/2033	786,991
1,635,000	Rocket Cos Inc(c) 6.38%, 08/01/2033	1,672,933
	Societe Generale SA(c)(f)
330,000	4.75%, Perpetual	324,685
295,000	5.38%, Perpetual	269,860
1,015,000	Stonex Escrow Issuer LLC(c) 6.88%, 07/15/2032	1,025,209
435,000	XHR LP REIT(c) 6.63%, 05/15/2030	443,207
		63,462,986
Industrial — 9.42%
460,000	Arcosa Inc(c) 6.88%, 08/15/2032	477,397
1,070,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c) 4.00%, 09/01/2029	976,778
745,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c) 4.13%, 08/15/2026	699,458
	Axon Enterprise Inc(c)
960,000	6.13%, 03/15/2030	987,226
730,000	6.25%, 03/15/2033	751,653
930,000	Beacon Mobility Corp(c) 7.25%, 08/01/2030	949,559
	Boeing Co
450,000	3.20%, 03/01/2029	428,353
765,000	6.39%, 05/01/2031	822,141
810,000	Boeing Co/The 5.88%, 02/15/2040	807,236
1,305,000	Boise Cascade Co(c)(d) 4.88%, 07/01/2030	1,269,685
	Bombardier Inc(c)
71,000	7.88%, 04/15/2027	71,410
250,000	7.50%, 02/01/2029(d)	262,490
1,225,000	8.75%, 11/15/2030	1,326,159
330,000	7.25%, 07/01/2031	346,401
1,635,000	7.00%, 06/01/2032(d)	1,702,665
845,000	6.75%, 06/15/2033	875,590

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Builders FirstSource Inc(c)
1,545,000	6.38%, 03/01/2034	$ 1,574,468
630,000	6.75%, 05/15/2035	648,657
960,000	Camelot Return Merger Sub Inc(c) 8.75%, 08/01/2028	885,322
715,000	Cemex SAB de CV(c)(f) 7.20%, Perpetual	722,329
500,000	Chart Industries Inc(c) 9.50%, 01/01/2031	533,705
915,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	937,439
1,550,000	Clydesdale Acquisition Holdings Inc(c) 6.75%, 04/15/2032	1,590,717
1,885,000	Efesto Bidco S.p.A Efesto US LLC(c) 7.50%, 02/15/2032	1,908,574
255,000	EMRLD Borrower LP / Emerald Co-Issuer Inc EUR, 6.38%, 12/15/2030	315,513
1,085,000	Energizer Gamma Acquisition BV EUR, 3.50%, 06/30/2029	1,221,126
440,000	Energizer Holdings Inc(c) 4.38%, 03/31/2029	416,158
265,000	GFL Environmental Inc(c) 6.75%, 01/15/2031	277,302
230,000	Graphic Packaging International LLC EUR, 2.63%, 02/01/2029	259,041
1,825,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,762,024
3,445,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(c) 6.00%, 09/15/2028	3,445,000
	JH North America Holdings Inc(c)
155,000	5.88%, 01/31/2031	156,353
665,000	6.13%, 07/31/2032	676,042
1,255,000	Madison IAQ LLC(c) 4.13%, 06/30/2028	1,219,197
1,030,000	Mauser Packaging Solutions Holding Co(c) 7.88%, 04/15/2027	1,046,884
1,560,000	Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC(c) 6.75%, 04/01/2032	1,600,027
1,590,000	MIWD Holdco II LLC / MIWD Finance Corp(c) 5.50%, 02/01/2030	1,511,479
	Quikrete Holdings Inc(c)
930,000	6.38%, 03/01/2032	956,337
465,000	6.75%, 03/01/2033	479,799
1,480,000	Sensata Technologies BV(c) 5.88%, 09/01/2030	1,481,992
820,000	Smyrna Ready Mix Concrete LLC(c) 8.88%, 11/15/2031	859,735
Principal Amount(a)		Fair Value
Industrial — (continued)
	Spirit AeroSystems Inc
1,060,000	4.60%, 06/15/2028	$ 1,041,970
925,000	9.38%, 11/30/2029(c)	981,435
2,100,000	9.75%, 11/15/2030(c)	2,315,987
2,980,000	Standard Building Solutions Inc(c) 6.50%, 08/15/2032	3,053,409
	Standard Industries Inc(c)
225,000	4.38%, 07/15/2030	213,039
1,420,000	3.38%, 01/15/2031	1,273,450
	Terex Corp(c)
530,000	5.00%, 05/15/2029	517,340
1,775,000	6.25%, 10/15/2032	1,778,596
2,465,000	Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC(c) 9.50%, 05/15/2030	2,519,767
	TransDigm Inc(c)
2,570,000	6.88%, 12/15/2030	2,666,601
170,000	7.13%, 12/01/2031	178,112
5,000	6.00%, 01/15/2033	5,027
2,500,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	2,388,656
1,280,000	Waste Pro USA Inc(c) 7.00%, 02/01/2033	1,328,791
1,685,000	Watco Cos LLC / Watco Finance Corp(c) 7.13%, 08/01/2032	1,761,357
1,230,000	Weekley Homes LLC / Weekley Finance Corp(c) 4.88%, 09/15/2028	1,191,355
	WESCO Distribution Inc(c)
205,000	6.38%, 03/15/2029	210,911
1,550,000	6.63%, 03/15/2032	1,610,713
580,000	6.38%, 03/15/2033	599,478
365,000	Wrangler Holdco Corp(c) 6.63%, 04/01/2032	379,987
		65,255,402
Technology — 2.76%
1,595,000	AthenaHealth Group Inc(c) 6.50%, 02/15/2030	1,569,904
1,830,000	CACI International Inc(c) 6.38%, 06/15/2033	1,888,465
910,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	862,050
	Cloud Software Group Inc(c)
3,195,000	6.50%, 03/31/2029	3,224,755
800,000	9.00%, 09/30/2029	829,220
1,835,000	Fortress Intermediate 3 Inc(c) 7.50%, 06/01/2031	1,922,377
1,480,000	Gartner Inc(c) 3.75%, 10/01/2030	1,384,922
2,010,000	McAfee Corp(c) 7.38%, 02/15/2030	1,898,211
260,000	ON Semiconductor Corp(c) 3.88%, 09/01/2028	251,519
1,020,000	Rocket Software Inc(c) 6.50%, 02/15/2029	989,692

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
915,000	Seagate Data Storage Technology(c) 3.13%, 07/15/2029	$ 826,577
1,440,000	Seagate Data Storage Technology Pte Ltd(c) 5.88%, 07/15/2030	1,461,498
1,955,000	UKG Inc(c) 6.88%, 02/01/2031	2,028,459
		19,137,649
Utilities — 2.01%
1,415,000	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC(c) 6.38%, 02/15/2032	1,417,306
580,000	Calpine Corp(c) 5.00%, 02/01/2031	573,759
765,000	Electricite de France SA(c)(f) 9.13%, Perpetual	862,863
	NRG Energy Inc(c)
915,000	10.25%, Perpetual(f)	1,016,045
1,355,000	6.25%, 11/01/2034	1,380,539
	PG&E Corp
1,430,000	5.25%, 07/01/2030	1,362,279
780,000	7.38%, 03/15/2055	738,676
	Venture Global Plaquemines LNG LLC(c)
340,000	7.50%, 05/01/2033	364,080
340,000	7.75%, 05/01/2035	368,023
1,346,000	Vistra Corp(c)(f) 7.00%, Perpetual	1,362,196
	Vistra Operations Co LLC(c)
1,565,000	5.00%, 07/31/2027	1,563,077
2,165,000	7.75%, 10/15/2031	2,301,056
565,000	6.88%, 04/15/2032	590,697
		13,900,596
TOTAL CORPORATE BONDS AND NOTES — 67.50% (Cost $459,568,442)		$467,715,470
CONVERTIBLE BONDS
Basic Materials — 0.11%
197,000	Centrus Energy Corp(c) 2.25%, 11/01/2030	407,888
229,000	MP Materials Corp(c) 3.00%, 03/01/2030	396,285
		804,173
Communications — 2.22%
585,000	Alibaba Group Holding Ltd 0.50%, 06/01/2031	745,187
1,179,000	Cable One Inc 1.13%, 03/15/2028	898,991
1,932,000	DoorDash Inc(c)(j) (1.61%), 05/15/2030	2,093,043
1,260,000	Etsy Inc 0.25%, 06/15/2028	1,079,820
Principal Amount(a)		Fair Value
Communications — (continued)
960,000	Hims & Hers Health Inc(c)(j) (0.92%), 05/15/2030	$ 1,004,160
686,000	JD.com Inc 0.25%, 06/01/2029	713,783
1,619,000	Liberty Media Corp / Liberty Formula One 2.25%, 08/15/2027	2,151,651
996,000	Spotify USA Inc(j) (47.99%), 03/15/2026	1,508,840
	Uber Technologies Inc
763,000	(1.96%), 05/15/2028(c)(j)	808,399
1,613,000	0.88%, 12/01/2028	2,300,944
1,849,000	Wayfair Inc 3.25%, 09/15/2027	2,106,936
		15,411,754
Consumer, Cyclical — 1.98%
858,000	Burlington Stores Inc 1.25%, 12/15/2027	1,106,391
481,000	Carnival Corp 5.75%, 12/01/2027	1,057,959
574,000	DraftKings Holdings Inc(j) 4.35%, 03/15/2028	513,443
	Live Nation Entertainment Inc
1,121,000	3.13%, 01/15/2029	1,721,856
1,598,000	2.88%, 01/15/2030(c)	1,737,825
1,568,000	Meritage Homes Corp(d) 1.75%, 05/15/2028	1,518,177
1,072,000	Patrick Industries Inc(d) 1.75%, 12/01/2028	1,588,704
397,000	Peloton Interactive Inc 5.50%, 12/01/2029	728,433
12,653	QXO Inc 5.50%, 05/15/2028	775,249
713,000	Rivian Automotive Inc 4.63%, 03/15/2029	724,586
2,084,000	Shake Shack Inc(j) (2.38%), 03/01/2028	2,225,973
		13,698,596
Consumer, Non-Cyclical — 3.31%
846,000	Affirm Holdings Inc(c) 0.75%, 12/15/2029	892,107
1,018,000	Alnylam Pharmaceuticals Inc 1.00%, 09/15/2027	1,322,382
1,110,000	Ascendis Pharma A/S 2.25%, 04/01/2028	1,387,751
1,376,000	BioMarin Pharmaceutical Inc 1.25%, 05/15/2027	1,295,223
1,414,000	Chefs' Warehouse Inc 2.38%, 12/15/2028	2,200,184
1,223,000	Dexcom Inc 0.38%, 05/15/2028	1,147,174
1,265,000	Exact Sciences Corp(c) 1.75%, 04/15/2031	1,157,212
908,000	Global Payments Inc 1.50%, 03/01/2031	810,844
1,443,000	Halozyme Therapeutics Inc 1.00%, 08/15/2028	1,642,856

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
1,691,000	Integer Holdings Corp(c) 1.88%, 03/15/2030	$ 1,756,949
728,000	Lantheus Holdings Inc 2.63%, 12/15/2027	923,832
742,000	Merit Medical Systems Inc(c) 3.00%, 02/01/2029	927,331
461,000	Mirum Pharmaceuticals Inc 4.00%, 05/01/2029	816,892
500,000	Oddity Finance LLC(c)(j) (1.55%), 06/15/2030	541,657
1,364,000	Post Holdings Inc 2.50%, 08/15/2027	1,557,006
1,109,000	Repligen Corp 1.00%, 12/15/2028	1,098,465
378,000	Sarepta Therapeutics Inc 1.25%, 09/15/2027	272,160
1,659,000	Shift4 Payments Inc 0.50%, 08/01/2027	1,775,130
1,552,000	Spectrum Brands Inc(d) 3.38%, 06/01/2029	1,406,888
		22,932,043
Energy — 0.14%
925,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	964,313
Financial — 1.60%
1,781,000	Barclays Bank PLC 1.00%, 02/16/2029	1,935,145
1,048,000	Coinbase Global Inc 0.25%, 04/01/2030	1,368,164
714,000	Core Scientific Inc(c)(j) (3.23%), 06/15/2031	775,583
1,871,000	Digital Realty Trust LP REIT(c) 1.88%, 11/15/2029	1,967,169
1,037,000	Hercules Capital Inc(c) 4.75%, 09/01/2028	1,002,261
870,000	MARA Holdings Inc(c)(j) 2.85%, 06/01/2031	744,285
629	SoFi Technologies Inc(c)(j) (6.56%), 10/15/2026	687
	Welltower OP LLC REIT(c)
1,075,000	2.75%, 05/15/2028	1,750,100
1,156,000	3.13%, 07/15/2029	1,532,278
		11,075,672
Industrial — 1.29%
532,000	Axon Enterprise Inc 0.50%, 12/15/2027	1,929,830
761,000	Fluor Corp 1.13%, 08/15/2029	998,432
1,783,000	Itron Inc 1.38%, 07/15/2030	2,119,987
660,000	Mirion Technologies Inc(c) 0.25%, 06/01/2030	759,330
1,655,000	OSI Systems Inc(c) 2.25%, 08/01/2029	2,245,007
Principal Amount(a)		Fair Value
Industrial — (continued)
128,000	Rocket Lab USA Inc(c) 4.25%, 02/01/2029	$ 898,960
		8,951,546
Technology — 6.17%
1,429,000	Bentley Systems Inc 0.38%, 07/01/2027	1,347,547
1,337,000	Box Inc(c) 1.50%, 09/15/2029	1,373,767
1,447,000	Cloudflare Inc(c)(j) (1.48%), 06/15/2030	1,561,313
1,400,000	CyberArk Software Ltd(c)(j) (0.90%), 06/15/2030	1,438,500
2,519,000	Datadog Inc(c)(j) 1.05%, 12/01/2029	2,406,904
2,714,000	Guidewire Software Inc(c) 1.25%, 11/01/2029	3,199,806
546,000	Impinj Inc 1.13%, 05/15/2027	679,313
888,000	Life360 Inc(c)(j) (1.12%), 06/01/2030	938,505
1,763,000	Lumentum Holdings Inc 0.50%, 06/15/2028	1,819,416
910,000	Microchip Technology Inc 0.75%, 06/01/2030	893,620
	MicroStrategy Inc
3,528,000	(5.48%), 03/01/2030(c)(j)	4,132,581
485,000	0.88%, 03/15/2031	913,983
1,303,000	MKS Inc 1.25%, 06/01/2030	1,284,107
1,805,000	Nutanix Inc(c) 0.50%, 12/15/2029	2,045,416
1,054,000	Okta Inc 0.38%, 06/15/2026	1,005,516
2,026,000	ON Semiconductor Corp 0.50%, 03/01/2029	1,872,429
977,000	Parsons Corp 2.63%, 03/01/2029	1,038,551
1,542,000	Progress Software Corp(d) 3.50%, 03/01/2030	1,783,323
1,111,000	Rubrik Inc(c)(j) (0.90%), 06/15/2030	1,163,078
1,947,000	Seagate HDD Cayman 3.50%, 06/01/2028	3,501,679
1,508,000	Snowflake Inc(c)(j) (15.12%), 10/01/2027	2,287,636
891,000	Super Micro Computer Inc(c)(j) (2.15%), 06/15/2030	997,029
1,886,000	Tyler Technologies Inc 0.25%, 03/15/2026	2,317,894
	Unity Software Inc(j)
871,000	5.39%, 11/15/2026	810,901
320,000	(0.41%), 03/15/2030(c)	326,240
998,000	Vertex Inc 0.75%, 05/01/2029	1,193,127
1,716,000	Wolfspeed Inc(h) 1.88%, 12/01/2029	424,710
		42,756,891

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — 0.92%
1,598,000	CMS Energy Corp 3.38%, 05/01/2028	$ 1,698,674
916,000	NextEra Energy Capital Holdings Inc 3.00%, 03/01/2027	1,041,492
1,733,000	PPL Capital Funding Inc 2.88%, 03/15/2028	1,871,732
1,578,000	Southern Co 4.50%, 06/15/2027	1,735,817
		6,347,715
TOTAL CONVERTIBLE BONDS — 17.74% (Cost $111,199,314)		$122,942,703
Shares
COMMON STOCK
Communications — 0.08%
100	Booking Holdings Inc	578,924
Consumer, Cyclical — 0.29%
36,900	Viking Holdings Ltd(k)	1,966,401
Energy — 0.06%
4,100	Exxon Mobil Corp	441,980
Industrial — 0.06%
8,430	GFL Environmental Inc	425,378
Technology — 0.04%
500	HubSpot Inc(k)	278,315
TOTAL COMMON STOCK — 0.53% (Cost $2,521,993)		$3,690,998
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.09%
18,484	Albemarle Corp 7.25%	594,630
Financial — 0.62%
28,399	Ares Management Corp 6.75%	1,544,054
2,264	Bank of America Corp 7.25%	2,748,032
		4,292,086
Shares		Fair Value
Technology — 0.29%
20,727	Hewlett Packard Enterprise Co 7.63%	$ 1,223,100
11,942	Microchip Technology Inc 7.50%(d)	795,815
		2,018,915
Utilities — 0.40%
69,534	NextEra Energy Inc 6.93%	2,763,281
TOTAL CONVERTIBLE PREFERRED STOCK — 1.40% (Cost $9,901,698)		$9,668,912
PREFERRED STOCK
Financial — 0.41%
37,550	Apollo Global Management Inc	2,822,903
Industrial — 0.55%
55,489	Boeing Co(k)	3,786,569
Utilities — 0.15%
28,269	PG&E Corp	1,068,003
TOTAL PREFERRED STOCK — 1.11% (Cost $6,517,457)		$7,677,475
GOVERNMENT MONEY MARKET MUTUAL FUNDS
26,744,467	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 4.25%(m)	26,744,467
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.86% (Cost $26,744,467)		$26,744,467
TOTAL INVESTMENTS — 98.08% (Cost $657,719,421)		$679,584,291
OTHER ASSETS & LIABILITIES, NET — 1.92%		$13,289,756
TOTAL NET ASSETS — 100.00%		$692,874,047

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2025.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $454,886,143, representing 65.65% of net assets.
(d)	All or a portion of the security is on loan as of June 30, 2025.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of June 30, 2025.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of June 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	1,763,254	EUR	1,537,400	09/17/2025	$(57,271)
GS	USD	110,556	EUR	96,400	09/17/2025	(3,597)
HSB	USD	1,240,103	EUR	1,081,100	09/17/2025	(40,090)
MS	EUR	1,050,000	USD	1,235,714	07/14/2025	2,346
MS	USD	2,629,777	EUR	2,253,700	09/17/2025	(38,960)
MS	USD	142,080	GBP	105,200	09/17/2025	(2,387)
SSB	USD	2,917,181	EUR	2,543,600	09/17/2025	(94,843)
SSB	USD	918,659	GBP	680,400	09/17/2025	(15,707)
					Net Depreciation	$(250,509)
As of June 30, 2025, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.44(c)	USD	11,004	$817,015	$507,523	5.00%	06/20/2030	$309,492	3.19%	Quarterly	-
			$817,015	$507,523		Net Appreciation	$309,492
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American High Yield bonds with investment grade credit ratings that trade in the credit default swap market.
Abbreviations
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.14%
$ 620,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	$ 602,851
Non-Agency — 14.24%
	1988 Ltd(a)(b)
	Series 2024-4A Class D
1,075,000	8.51%, 04/15/2037 3-mo. SOFR + 4.25%	1,084,902
	Series 2024-5A Class A1
1,325,000	5.80%, 07/15/2037 3-mo. SOFR + 1.54%	1,328,829
	Series 2024-5A Class D1
1,100,000	7.56%, 07/15/2037 3-mo. SOFR + 3.30%	1,100,605
2,550,000	AGL Ltd(a)(b) Series 2025-40A Class A1 5.55%, 07/22/2038 3-mo. SOFR + 1.24%	2,549,704
1,375,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	1,394,535
2,843,942	Apidos XII(a)(b) Series 2013-12A Class ARR 5.34%, 04/15/2031 3-mo. SOFR + 1.08%	2,845,115
407,713	Apidos XV(a)(b) Series 2013-15A Class A1RR 5.54%, 04/20/2031 3-mo. SOFR + 1.27%	407,919
1,800,000	Bain Capital Credit Ltd(a)(b) Series 2020-1A Class A1R 5.52%, 04/18/2033 3-mo. SOFR + 1.25%	1,804,140
3,907	Bank of America Auto Trust(a) Series 2023-2A Class A2 5.85%, 08/17/2026	3,909
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,900,000	4.72%, 02/15/2029	1,904,717
	Series 2023-2 Class A
2,600,000	5.20%, 08/15/2028(b) 1-mo. SOFR + 0.90%	2,604,451
	Barings Ltd(a)(b)
	Series 2024-1A Class D
750,000	8.27%, 01/20/2037 3-mo. SOFR + 4.00%	755,123
	Series 2024-4A Class B
500,000	5.92%, 10/20/2037 3-mo. SOFR + 1.65%	500,874
1,050,000	BMW Vehicle Lease Trust Series 2025-1 Class A3 4.43%, 06/26/2028	1,056,009
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	$ 1,001,184
2,100,000	Carlyle US Ltd(a)(b) Series 2025-3A Class A 5.64%, 07/25/2038 3-mo. SOFR + 1.38%	2,105,775
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 5.79%, 04/25/2034 3-mo. SOFR + 1.51%	3,401,870
2,100,000	CBAMR Ltd(a)(b) Series 2017-4A Class A1R 5.70%, 03/31/2038 3-mo. SOFR + 1.42%	2,105,250
1,000,000	CIFC Funding Ltd(a)(b) Series 2018-1A Class A1R 5.59%, 01/18/2038 3-mo. SOFR + 1.32%	1,002,750
1,300,000	Elmwood Ltd(a)(b) Series 2021-3A Class AR2 5.59%, 07/20/2038 3-mo. SOFR + 1.30%	1,300,000
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A2
542,945	4.70%, 09/15/2027	542,963
	Series 2025-1A Class A3
300,000	4.67%, 08/15/2028	300,400
	Series 2025-3A Class A3
900,000	4.78%, 07/16/2029	904,396
	Ford Credit Auto Owner Trust
	Series 2021-1 Class A
500,000	1.37%, 10/17/2033(a)	487,889
	Series 2023-C Class A2A
43,918	5.68%, 09/15/2026	43,943
	Series 2024-1 Class A
1,075,000	4.87%, 08/15/2036(a)(c)	1,095,569
643,088	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 5.55%, 04/20/2031 3-mo. SOFR + 1.28%	643,068
	Generate Ltd(a)(b)
	Series 2024-15A Class A
1,300,000	5.84%, 07/20/2037 3-mo. SOFR + 1.57%	1,304,373
	Series 2025-22A Class A
2,625,000	5.57%, 07/20/2038 3-mo. SOFR + 1.33%	2,625,000
50,212	GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A2A 5.89%, 11/16/2026	50,264
	Halseypoint Ltd(a)(b)
	Series 2020-2A Class D1R
900,000	7.87%, 07/20/2037 3-mo. SOFR + 3.60%	900,387
	Series 2023-7A Class A1R
1,500,000	5.80%, 07/20/2038 3-mo. SOFR + 1.45%	1,500,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,800,000	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	$ 1,819,197
226,270	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.90%, 05/20/2054 1-mo. SOFR + 1.60%	227,370
1,100,000	Oaktree Ltd(a)(b) Series 2019-4A Class ARR 5.78%, 07/20/2037 3-mo. SOFR + 1.51%	1,102,705
	OCP Ltd(a)(b)
	Series 2016-11A Class A1R2
1,525,000	5.70%, 04/26/2036 3-mo. SOFR + 1.42%	1,525,000
	Series 2016-11A Class AR3
1,525,000	5.58%, 07/26/2038 3-mo. SOFR + 1.30%	1,525,000
800,000	Park Blue Ltd(a)(b) Series 2022-1A Class A1R 5.69%, 10/20/2037 3-mo. SOFR + 1.42%	801,660
1,150,000	Polus US II Ltd(a)(b) Series 2025-2A Class A1 5.80%, 07/20/2038 3-mo. SOFR + 1.52%	1,154,046
1,950,000	Regatta Funding Ltd(a)(b) Series 2025-4A Class A1 5.63%, 07/25/2038 3-mo. SOFR + 1.34%	1,956,493
800,000	RR Ltd(a)(b) Series 2024-29RA Class A2R 5.96%, 07/15/2039 3-mo. SOFR + 1.70%	802,493
	Santander Drive Auto Receivables Trust
	Series 2025-1 Class A2
331,817	4.76%, 08/16/2027	331,926
	Series 2025-1 Class A3
1,050,000	4.74%, 01/16/2029	1,051,232
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 7.78%, 04/18/2031 3-mo. SOFR + 3.51%	245,405
111,277	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	112,088
1,450,000	Toyota Auto Loan Extended Note Trust(a) Series 2025-1A Class A 4.65%, 05/25/2038	1,464,587
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 6.79%, 01/25/2034 3-mo. SOFR + 2.51%	2,000,544
	Voya Ltd(a)(b)
	Series 2016-1A Class A1R
1,797,435	5.60%, 01/20/2031 3-mo. SOFR + 1.33%	1,800,088
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-2A Class A1RR
$ 2,250,000	5.59%, 01/20/2038 3-mo. SOFR + 1.31%	$ 2,253,256
1,375,000	WF Card Issuance Trust Series 2025-A1 Class A 4.34%, 05/15/2030	1,385,244
		62,214,247
TOTAL ASSET-BACKED SECURITIES — 14.38% (Cost $62,726,875)		$62,817,098
CORPORATE BONDS AND NOTES
Basic Materials — 0.10%
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	212,777
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	235,627
		448,404
Communications — 1.19%
415,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	414,969
	Expedia Group Inc
217,000	3.25%, 02/15/2030	204,703
68,000	2.95%, 03/15/2031	61,978
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	414,127
670,000	Netflix Inc 5.88%, 11/15/2028	706,268
1,610,000	Rogers Communications Inc 3.20%, 03/15/2027	1,578,537
	T-Mobile USA Inc
1,190,000	3.75%, 04/15/2027	1,177,574
230,000	3.38%, 04/15/2029	221,294
440,000	3.88%, 04/15/2030	427,336
		5,206,786
Consumer, Cyclical — 0.96%
	AutoNation Inc
345,000	4.50%, 10/01/2025	344,840
125,000	1.95%, 08/01/2028(d)	115,888
432,000	Dollar General Corp 3.88%, 04/15/2027	428,074
290,000	Hyatt Hotels Corp 5.50%, 06/30/2034	289,821
	Las Vegas Sands Corp
490,000	5.63%, 06/15/2028	499,817
180,000	6.00%, 06/14/2030	185,701
310,000	Lennar Corp 4.75%, 11/29/2027	312,115
220,000	Lithia Motors Inc(a) 4.38%, 01/15/2031	209,193
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	393,107

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 225,000	3.75%, 04/01/2032	$ 212,203
	Marriott International Inc
500,000	5.00%, 10/15/2027	508,200
292,000	4.88%, 05/15/2029	296,101
412,000	Warnermedia Holdings Inc 4.05%, 03/15/2029	382,740
		4,177,800
Consumer, Non-Cyclical — 3.88%
166,000	AbbVie Inc 3.20%, 11/21/2029	158,779
110,000	Adventist Health System 2.95%, 03/01/2029	102,160
450,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	423,667
675,000	Banner Health(d) 2.34%, 01/01/2030	620,126
655,000	BAT Capital Corp 6.00%, 02/20/2034	690,447
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	214,576
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	913,863
275,000	Bristol-Myers Squibb Co 2.95%, 03/15/2032	249,318
327,000	Cardinal Health Inc 5.13%, 02/15/2029	335,324
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	917,404
64,000	4.75%, 05/09/2032	63,555
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	124,102
	CVS Health Corp
151,000	3.25%, 08/15/2029	143,514
225,000	1.88%, 02/28/2031	192,597
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	844,826
144,000	5.86%, 03/15/2030	152,083
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	936,112
	HCA Inc
200,000	5.63%, 09/01/2028	205,912
475,000	5.45%, 04/01/2031	489,791
580,000	J M Smucker Co 5.90%, 11/15/2028	609,512
230,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.75%, 12/01/2031	214,013
1,355,000	JDE Peet's NV(a) 1.38%, 01/15/2027	1,289,237
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	806,112
	Mars Inc(a)
1,200,000	4.80%, 03/01/2030	1,215,840
1,050,000	5.00%, 03/01/2032	1,063,959
1,425,000	5.20%, 03/01/2035	1,442,070
225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	216,928
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	$ 229,320
255,000	Rush Obligated Group 3.92%, 11/15/2029	250,083
	Solventum Corp
920,000	5.40%, 03/01/2029	947,384
460,000	5.60%, 03/23/2034	473,407
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	195,790
130,000	Sutter Health 2.29%, 08/15/2030	117,407
100,000	UnitedHealth Group Inc 4.20%, 05/15/2032	96,802
		16,946,020
Energy — 1.43%
	Cheniere Energy Partners LP
220,000	4.50%, 10/01/2029	217,645
245,000	5.95%, 06/30/2033	255,740
745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	781,716
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	214,666
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	995,950
325,000	5.50%, 06/01/2027	330,808
1,050,000	MPLX LP 1.75%, 03/01/2026	1,029,718
510,000	Petronas Capital Ltd(a) 4.95%, 01/03/2031	520,138
350,000	Raizen Fuels Finance SA(a) 6.70%, 02/25/2037	342,125
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	825,696
710,000	Saudi Arabian Oil Co(a) 5.25%, 07/17/2034	717,380
		6,231,582
Financial — 3.39%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,144,775
235,000	3.00%, 10/29/2028	223,879
250,000	3.30%, 01/30/2032	226,497
375,000	Air Lease Corp 2.88%, 01/15/2026	371,179
550,000	Ally Financial Inc 7.10%, 11/15/2027	579,564
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	319,845
295,000	Avolon Holdings Funding Ltd(a) 6.38%, 05/04/2028	307,612
200,000	Banco Santander SA 2.75%, 12/03/2030	178,103
	Bank of America Corp
804,000	5.20%, 04/25/2029	821,657

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 900,000	5.51%, 01/24/2036	$ 925,393
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	75,823
200,000	5.83%, 10/25/2033	212,122
200,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	201,106
350,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	357,253
625,000	BNP Paribas SA(a) 1.32%, 01/13/2027	614,124
950,000	BPCE SA(a) 1.65%, 10/06/2026	942,276
464,000	Chubb Corp 6.80%, 11/15/2031	517,390
590,000	Citigroup Inc 6.02%, 01/24/2036	605,881
950,000	Crown Castle Inc REIT 3.65%, 09/01/2027	933,643
375,000	Deutsche Bank AG 2.13%, 11/24/2026	371,207
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	413,550
224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	196,281
450,000	ING Groep NV 4.02%, 03/28/2028	447,061
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	280,882
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	228,286
589,000	Morgan Stanley 5.16%, 04/20/2029	600,544
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	223,311
165,000	Truist Financial Corp 6.05%, 06/08/2027	167,217
445,000	US Bancorp 5.78%, 06/12/2029	462,092
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,867,508
		14,816,061
Industrial — 1.88%
215,000	AECOM 5.13%, 03/15/2027	215,651
235,000	Atkore Inc(a) 4.25%, 06/01/2031	217,489
300,000	Berry Global Inc 1.57%, 01/15/2026	294,636
	Boeing Co
801,000	6.30%, 05/01/2029	846,778
29,000	2.95%, 02/01/2030	26,885
240,000	5.15%, 05/01/2030	244,344
459,000	8.75%, 09/15/2031	541,142
445,000	6.53%, 05/01/2034	483,505
235,000	Hillenbrand Inc 3.75%, 03/01/2031	210,487
Principal Amount		Fair Value
Industrial — (continued)
$ 335,000	IDEX Corp 2.63%, 06/15/2031	$ 298,270
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	150,777
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,150,135
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	220,809
25,000	Nature Conservancy 1.30%, 07/01/2028	22,645
235,000	Owens Corning 3.50%, 02/15/2030	224,564
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
1,075,000	4.40%, 07/01/2027	1,073,444
367,000	5.25%, 07/01/2029	375,742
275,000	Republic Services Inc 4.88%, 04/01/2029	280,851
661,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	677,288
	Waste Management Inc
456,000	4.95%, 07/03/2031	468,087
200,000	4.15%, 04/15/2032(d)	195,755
		8,219,284
Technology — 2.32%
425,000	AppLovin Corp 5.50%, 12/01/2034	431,501
	Broadcom Inc(a)
885,000	2.45%, 02/15/2031	791,362
340,000	4.15%, 04/15/2032	327,536
250,000	3.47%, 04/15/2034	223,323
688,000	3.14%, 11/15/2035	580,286
296,000	Constellation Software Inc(a) 5.16%, 02/16/2029	301,094
	Dell International LLC / EMC Corp
625,000	6.02%, 06/15/2026	630,907
150,000	5.30%, 10/01/2029	154,374
25,000	6.20%, 07/15/2030	26,752
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	210,107
644,000	HP Inc 4.00%, 04/15/2029	630,403
210,000	Intel Corp(d) 5.15%, 02/21/2034	209,570
	MSCI Inc(a)
585,000	4.00%, 11/15/2029	566,096
225,000	3.63%, 09/01/2030	211,037
105,000	NXP BV / NXP Funding LLC / NXP USA Inc 5.00%, 01/15/2033	104,705
	Oracle Corp
475,000	4.50%, 05/06/2028	477,895
104,000	2.95%, 04/01/2030	97,120
700,000	5.25%, 02/03/2032	718,050

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	6.25%, 11/09/2032	$ 1,082,158
537,000	4.90%, 02/06/2033	538,437
	Synopsys Inc
437,000	5.00%, 04/01/2032	442,652
314,000	5.15%, 04/01/2035	316,493
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	396,049
	Workday Inc
250,000	3.50%, 04/01/2027	246,765
275,000	3.70%, 04/01/2029	268,586
175,000	3.80%, 04/01/2032	164,440
		10,147,698
Utilities — 0.21%
475,000	NiSource Inc 5.25%, 03/30/2028	486,271
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	218,796
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	229,717
		934,784
TOTAL CORPORATE BONDS AND NOTES — 15.36% (Cost $67,739,341)		$67,128,419
FOREIGN GOVERNMENT BONDS AND NOTES
856,000	Romanian Government International Bond 3.00%, 02/14/2031	731,987
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.17% (Cost $879,109)		$731,987
MORTGAGE-BACKED SECURITIES
Non-Agency — 9.67%
	BANK
	Series 2017-BNK5 Class A5
1,600,000	3.39%, 06/15/2060	1,567,170
	Series 2024-BNK48 Class A5
1,125,000	5.05%, 10/15/2057	1,130,465
	Series 2025-BNK50 Class A5
650,000	5.65%, 05/15/2068(e)	679,297
	BANK5
	Series 2024-5YR10 Class A3
800,000	5.30%, 10/15/2057	819,764
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	307,285
	Series 2024-5YR11 Class A3
900,000	5.89%, 11/15/2057	942,832
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-5YR11 Class AS
$ 425,000	6.14%, 11/15/2057	$ 443,735
	Series 2024-5YR7 Class A3
825,000	5.77%, 06/15/2057	857,425
	Series 2025-5YR13 Class AS
675,000	6.10%, 01/15/2058(e)	704,791
	Series 2025-5YR15 Class A3
800,000	5.45%, 06/15/2030	824,000
	Barclays Commercial Mortgage Securities Trust
	Series 2018-TALL Class A
1,050,000	5.23%, 03/15/2037(a)(b) 1-mo. SOFR + 0.92%	992,417
	Series 2019-C3 Class C
564,000	4.18%, 05/15/2052	497,559
	Series 2024-C24 Class A5
550,000	5.42%, 02/15/2057	568,143
600,000	Benchmark Mortgage Trust Series 2020-B22 Class A5 1.97%, 01/15/2054	515,564
1,200,000	BFLD Commercial Mortgage Trust(a)(b) Series 2024-UNIV Class A 5.80%, 11/15/2041 1-mo. SOFR + 1.49%	1,201,500
782,783	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 5.65%, 03/15/2041 1-mo. SOFR + 1.34%	783,761
950,000	BMO Mortgage Trust(e) Series 2024-5C4 Class A3 6.53%, 05/15/2057	1,008,443
700,000	BPR Trust(a)(e) Series 2024-PMDW Class A 5.36%, 11/05/2041	710,627
	BX Trust(a)
	Series 2024-BIO Class A
1,400,000	5.96%, 02/15/2041(b) 1-mo. SOFR + 1.64%	1,400,000
	Series 2024-PAT Class A
325,000	6.40%, 03/15/2041(b) 1-mo. SOFR + 2.09%	325,000
	Series 2024-VLT5 Class A
600,000	5.59%, 11/13/2046(e)	606,475
	Series 2025-ROIC Class A
900,000	5.46%, 03/15/2030(b) 1-mo. SOFR + 1.14%	894,375
	Series 2025-TAIL Class A
1,150,000	5.71%, 06/15/2035(b) 1-mo. SOFR + 1.40%	1,151,793
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
175,000	6.00%, 02/25/2055	176,997
	Series 2024-3 Class A5A
300,000	5.50%, 02/25/2055	295,370

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-3 Class A7
$ 100,000	6.00%, 02/25/2055	$ 101,001
736,259	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	742,717
500,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.93%, 04/13/2040	505,357
950,000	Fashion Show Mall LLC(a)(e) Series 2024-SHOW Class A 5.27%, 10/10/2041	959,370
650,000	Houston Galleria Mall Trust(a)(e) Series 2025-HGLR Class A 5.64%, 02/05/2045	666,910
	Hudson Yards Mortgage Trust(a)(e)
	Series 2025-SPRL Class A
855,000	5.65%, 01/13/2040	881,378
	Series 2025-SPRL Class D
525,000	6.55%, 01/13/2040	543,542
750,000	IRV Trust(a)(e) Series 2025-200P Class A 5.47%, 03/14/2047	758,258
707,803	JPMorgan Chase Commercial Mortgage Securities Trust(a)(b) Series 2022-NLP Class B 5.67%, 04/15/2037 1-mo. SOFR + 1.36%	695,416
	JPMorgan Mortgage Trust(a)(e)
	Series 2021-LTV2 Class A1
676,050	2.52%, 05/25/2052	582,315
	Series 2023-DSC1 Class A1
519,212	4.63%, 07/25/2063	505,253
	Series 2024-1 Class A4
572,360	6.00%, 06/25/2054	577,350
	Series 2024-2 Class A5A
250,000	6.00%, 08/25/2054	255,150
1,150,000	KRE Commercial Mortgage Trust(a)(b) Series 2025-AIP4 Class A 5.61%, 03/15/2042 1-mo. SOFR + 1.30%	1,147,125
139,883	MF1 Ltd(a)(b) Series 2021-FL6 Class A 5.53%, 07/16/2036 1-mo. SOFR + 1.21%	139,704
864,827	Morgan Stanley Residential Mortgage Loan Trust(a)(e) Series 2025-NQM2 Class A1 5.63%, 01/25/2070	869,327
	Onslow Bay Financial LLC(a)
	Series 2022-J2 Class A1
532,149	3.50%, 08/25/2052(e)	469,200
	Series 2024-NQM2 Class A1
860,026	5.88%, 12/25/2063(c)	863,931
	ROCC Trust(a)
	Series 2024-CNTR Class A
900,000	5.39%, 11/13/2041	920,687
	Series 2024-CNTR Class D
750,000	7.11%, 11/13/2041	783,263
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,788,828	Starwood Trust(a)(b) Series 2021-FLWR Class A 5.00%, 07/15/2036 1-mo. SOFR + 0.69%	$ 1,787,710
350,000	TEXAS Commercial Mortgage Trust(a)(b) Series 2025-TWR Class C 6.45%, 04/15/2042 1-mo. SOFR + 2.14%	350,000
1,350,000	TPG Trust(a)(b) Series 2024-WLSC Class A 6.44%, 11/15/2029 1-mo. SOFR + 2.13%	1,351,651
	Verus Securitization Trust(a)
	Series 2021-8 Class A1
72,369	1.82%, 11/25/2066(e)	66,083
	Series 2022-1 Class A3
652,971	3.29%, 01/25/2067(e)	594,974
	Series 2025-INV1 Class A1
744,427	5.55%, 02/25/2070(c)	748,514
1,050,000	WB Commercial Mortgage Trust(a)(e) Series 2024-HQ Class B 6.63%, 03/15/2040	1,052,904
	Wells Fargo Commercial Mortgage Trust
	Series 2021-C59 Class A5
925,000	2.63%, 04/15/2054	820,588
	Series 2024-1CHI Class A
1,125,000	5.48%, 07/15/2035(a)(e)	1,131,744
	Series 2024-1CHI Class B
700,000	5.93%, 07/15/2035(a)(e)	704,068
	Series 2024-C63 Class A5
1,260,000	5.31%, 08/15/2057	1,286,602
		42,266,880
U.S. Government Agency — 0.46%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	5.96%, 12/25/2041 1-mo. SOFR + 1.65%	207,224
	Series 2022-R05 Class 2M1
56,372	6.21%, 04/25/2042 1-mo. SOFR + 1.90%	56,593
	Series 2022-R05 Class 2M2
165,000	7.31%, 04/25/2042 1-mo. SOFR + 3.00%	169,418
	Series 2024-R01 Class 1B1
450,000	7.01%, 01/25/2044 1-mo. SOFR + 2.70%	460,806
	Series 2024-R01 Class 1M2
300,000	6.11%, 01/25/2044 1-mo. SOFR + 1.80%	303,153
	Series 2024-R03 Class 2B1
275,000	7.11%, 03/25/2044 1-mo. SOFR + 2.80%	282,291
	Series 2024-R03 Class 2M2
175,000	6.26%, 03/25/2044 1-mo. SOFR + 1.95%	176,417

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-R04 Class 1M2
$ 300,000	5.96%, 05/25/2044 1-mo. SOFR + 1.65%	$ 301,506
57,291	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b) Series 2021-DNA5 Class M2 5.96%, 01/25/2034 1-mo. SOFR + 1.65%	57,545
		2,014,953
TOTAL MORTGAGE-BACKED SECURITIES — 10.13% (Cost $44,239,723)		$44,281,833
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
59,722,558(f)	2.13%, 04/15/2029	61,334,456
16,392,113(f)	1.63%, 10/15/2029	16,594,922
46,210,370(f)	1.63%, 04/15/2030	46,547,446
26,371,567(f)	1.13%, 01/15/2033	25,201,541
14,411,800(f)	1.38%, 07/15/2033	13,996,507
55,977,862(f)	1.88%, 07/15/2034	56,026,809
11,983,356(f)	2.13%, 01/15/2035	12,180,052
4,922,657(f)	2.13%, 02/15/2054	4,502,260
TOTAL U.S. TREASURY BONDS AND NOTES — 54.10% (Cost $234,409,115)		$236,383,993
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
251,950	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 4.25%(h)	$ 251,950
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.06% (Cost $251,950)		$251,950
Principal Amount
SHORT TERM INVESTMENTS
Certificate of Deposit — 0.26%
1,146,000	National Bank of Kuwait 4.63%, 08/28/2025	1,146,196
Commercial Paper — 0.31%
1,361,000	American Honda Finance Corp 4.88%, 08/18/2025	1,352,145
TOTAL SHORT TERM INVESTMENTS — 0.57% (Cost $2,498,341)		$2,498,341
TOTAL INVESTMENTS — 94.77% (Cost $412,744,454)		$414,093,621
OTHER ASSETS & LIABILITIES, NET — 5.23%		$22,872,793
TOTAL NET ASSETS — 100.00%		$436,966,414

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $97,175,979, representing 22.24% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2025. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of June 30, 2025.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of June 30, 2025.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	313	USD	35,095	Sep 2025	$578,849
U.S. 2 Year Treasury Note Futures	318	USD	66,151	Sep 2025	180,826
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note Futures	690	USD	75,210	Sep 2025	$834,843
Short
U.S. 10 Year Treasury Ultra Futures	34	USD	3,885	Sep 2025	(78,471)
U.S. Long Bond Futures	36	USD	4,157	Sep 2025	(89,377)
U.S. Ultra Bond Futures	114	USD	13,580	Sep 2025	(352,434)
				Net Appreciation	$1,074,236
As of June 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.62%	Annual	1-day SOFR	Annual	USD	29,210	06/30/2027	$112,878	$64,792	$48,086
3.37%	Annual	1-day SOFR	Annual	USD	30,850	06/23/2028	46,136	(1,679)	47,816
3.75%	Annual	1-day SOFR	Annual	USD	1,670	09/17/2028	20,236	4,581	15,655
1-day SOFR	Annual	3.62%	Annual	USD	30,640	11/30/2029	(312,901)	(60,542)	(252,359)
1-day SOFR	Annual	3.60%	Annual	USD	27,910	11/30/2029	(263,161)	(51,059)	(212,102)
1-day SOFR	Annual	3.60%	Annual	USD	32,510	06/23/2030	(75,771)	9,332	(85,104)
3.85%	Annual	1-day SOFR	Annual	USD	10,490	05/21/2032	142,952	3,164	139,788
1-day SOFR	Annual	3.75%	Annual	USD	3,260	09/17/2032	(47,636)	(1,787)	(45,850)
4.10%	Annual	1-day SOFR	Annual	USD	7,940	06/24/2035	29,638	(3,934)	33,572
1-day SOFR	Annual	4.21%	Annual	USD	6,050	05/21/2055	(58,809)	33,872	(92,680)
							$(406,438)	$(3,260)	$(403,178)
As of June 30, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	3.39%	At Maturity	USD	42,100	06/23/2026	$70,559	$(65,320)	$135,879
CPI-U	At Maturity	2.45%	At Maturity	USD	81,413	07/19/2028	996,181	576,542	419,639
CPI-U	At Maturity	2.59%	At Maturity	USD	24,560	12/12/2029	164,207	236,124	(71,917)
CPI-U	At Maturity	2.57%	At Maturity	USD	15,720	11/28/2032	76,540	175,911	(99,371)
							$1,307,487	$923,257	$384,230
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.86%
	AASET Trust(b)
	Series 2024-2A Class A
1,104,867	5.93%, 09/16/2049	$ 1,121,949
	Series 2025-1A Class A
438,978	5.94%, 02/16/2050	446,967
	Affirm Asset Securitization Trust(b)
	Series 2023-B Class A
325,000	6.82%, 09/15/2028	326,166
	Series 2024-A Class 1D
100,000	6.89%, 02/15/2029	100,925
	Series 2024-A Class B
330,000	5.93%, 02/15/2029	331,652
	Series 2024-X2 Class A
96,975	5.22%, 12/17/2029	97,024
	Series 2024-X2 Class D
140,000	6.08%, 12/17/2029	141,043
582,726	ALTDE Trust(b) Series 2025-1A Class A 5.90%, 08/15/2050	594,166
	American Credit Acceptance Receivables Trust(b)
	Series 2022-1 Class D
30,918	2.46%, 03/13/2028	30,874
	Series 2022-1 Class E
1,260,000	3.64%, 03/13/2028	1,256,921
	Series 2023-4 Class D
500,000	7.65%, 09/12/2030	519,044
	Series 2024-4 Class D
200,000	5.34%, 08/12/2031	200,498
	Series 2025-1 Class C
1,650,000	5.09%, 08/12/2031	1,665,196
	Series 2025-1 Class D
300,000	5.54%, 08/12/2031	302,147
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	538,732
	Series 2021-SFR2 Class C
1,992,879	1.88%, 08/17/2038	1,914,958
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	499,598
	Applebee's Funding LLC / IHOP Funding LLC(b)
	Series 2023-1A Class A2
1,854,000	7.82%, 03/05/2053	1,880,822
	Series 2025-1A Class A2
1,965,000	6.72%, 06/07/2055	1,965,000
	Aqua Finance Trust(b)
	Series 2019-A Class A
100,166	3.14%, 07/16/2040	97,246
	Series 2019-A Class C
547,604	4.01%, 07/16/2040	534,917
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	100,172
1,300,000	Arivo Acceptance Auto Loan Receivables Trust(b) Series 2022-1A Class B 4.77%, 06/15/2028	1,296,463
Principal Amount(a)		Fair Value
Non-Agency — (continued)
190,837	Ascent Education Funding Trust(b) Series 2024-A Class A 6.14%, 10/25/2050	$ 194,828
	Auxilior Term Funding LLC(b)
	Series 2023-1A Class D
770,000	7.27%, 12/16/2030	809,873
	Series 2024-1A Class B
1,282,000	5.69%, 07/15/2031	1,313,750
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	489,299
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	144,112
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	153,108
	Series 2023-1A Class D
225,000	7.59%, 04/20/2029	228,962
	Series 2023-2A Class C
1,523,000	6.18%, 10/20/2027	1,532,926
	Series 2023-2A Class D
255,000	7.26%, 10/20/2027	256,540
	Series 2023-3A Class A
385,000	5.44%, 02/22/2028	389,795
	Series 2023-3A Class D
255,000	7.32%, 02/20/2028	257,181
	Series 2023-4A Class D
150,000	7.31%, 06/20/2029	150,000
	Series 2023-5A Class D
250,000	7.35%, 04/20/2028	252,415
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	116,202
	Series 2024-1A Class C
100,000	6.48%, 06/20/2030	102,947
	Series 2024-2A Class D
1,444,000	7.43%, 10/20/2028	1,465,489
1,080,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 5.97%, 10/20/2037 3-mo. SOFR + 1.70%	1,082,186
470,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 6.00%, 01/25/2038 3-mo. SOFR + 1.65%	470,997
	BHG Securitization Trust(b)
	Series 2022-A Class B
428,767	2.70%, 02/20/2035	423,922
	Series 2023-B Class A
506,260	6.92%, 12/17/2036	524,824
	Series 2023-B Class B
385,000	7.45%, 12/17/2036	399,632
	Series 2024-1CON Class A
473,258	5.81%, 04/17/2035	484,720
	Series 2024-1CON Class B
195,000	6.49%, 04/17/2035	199,633

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-1CON Class C
100,000	6.86%, 04/17/2035	$ 102,593
	Series 2025-1CON Class B
165,000	5.26%, 04/17/2036	166,238
455,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 5.68%, 10/22/2037 3-mo. SOFR + 1.40%	455,737
1,330,000	Bojangles Issuer LLC(b) Series 2024-1A Class A2 6.58%, 11/20/2054	1,355,806
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
910,000	7.84%, 08/15/2029	958,239
	Series 2024-2 Class D
730,000	6.30%, 02/15/2030	748,485
277,581	Business Jet Securities LLC(b) Series 2024-1A Class A 6.20%, 05/15/2039	283,548
479,826	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	488,661
273,413	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	257,976
	CarMax Auto Owner Trust
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	98,159
	Series 2023-4 Class D
100,000	7.16%, 04/15/2030	104,554
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	102,564
	Carvana Auto Receivables Trust
	Series 2020-P1 Class C
1,320,000	1.32%, 11/09/2026	1,305,113
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	129,326
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	938,308
	Series 2023-N4 Class D
100,000	7.22%, 02/11/2030(b)	104,703
	Series 2024-N1 Class D
100,000	6.30%, 05/10/2030(b)	102,486
	Series 2024-N3 Class D
300,000	5.38%, 12/10/2030(b)	300,427
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
176,351	5.30%, 06/15/2043	161,342
	Series 2019-1A Class A
186,786	3.97%, 04/15/2039	176,983
	Series 2025-1A Class A
1,192,483	5.78%, 02/15/2050	1,209,108
Principal Amount(a)		Fair Value
Non-Agency — (continued)
281,573	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	$ 283,032
215,083	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	200,192
600,000	CLI Funding VIII LLC(b) Series 2025-R Class A 6.61%, 06/21/2050	592,200
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
53,604	2.92%, 07/25/2051	49,977
	Series 2021-C Class D
73,864	4.11%, 07/26/2055	70,137
	Series 2024-B Class A1A
1,088,224	5.69%, 08/25/2054	1,117,086
	Series 2024-B Class B
300,000	6.08%, 08/25/2054	306,925
78,061	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	70,827
545,000	Compass Datacenters Issuer II LLC(b) Series 2025-1A Class A1 5.32%, 05/25/2050	545,000
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
530,000	5.66%, 02/25/2050	535,346
	Series 2025-1A Class A3
200,000	5.85%, 02/25/2050	201,612
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
33,997	2.71%, 10/15/2052	33,775
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	137,655
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	220,786
	Series 2020-2 Class C
100,000	4.69%, 05/15/2052(d)	98,932
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	94,956
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	93,991
1,050,000	CPS Auto Receivables Trust(b) Series 2023-D Class C 7.17%, 01/15/2030	1,070,056
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class C
170,000	6.71%, 07/17/2034	175,289
	Series 2024-2A Class C
235,000	6.70%, 10/16/2034	244,022
	Series 2024-3A Class C
215,000	5.39%, 01/16/2035	217,367

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2024-3A Class A2
415,000	4.65%, 05/20/2049	$ 395,025
	Series 2025-1A Class A2
100,000	5.91%, 02/20/2050	101,928
102,344	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	101,797
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class A23
324,300	4.12%, 07/25/2047	319,894
	Series 2018-1A Class A2II
66,325	4.33%, 07/25/2048	65,787
	DT Auto Owner Trust(b)
	Series 2022-1A Class D
395,490	3.40%, 12/15/2027	392,672
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	1,110,356
	Series 2023-3A Class C
570,000	6.40%, 05/15/2029	579,035
	Series 2023-3A Class D
325,000	7.12%, 05/15/2029	338,299
82,079	Education Funding Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	77,485
28,503	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	26,956
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
94,596	2.54%, 03/25/2044	88,082
	Series 2021-A Class B
55,596	2.09%, 12/26/2046(d)	45,740
294,238	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	285,750
130,950	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	129,015
	Exeter Automobile Receivables Trust
	Series 2022-6A Class C
91,529	6.32%, 05/15/2028	91,963
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	208,637
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,204,856
	Series 2023-5A Class D
655,000	7.13%, 02/15/2030	681,026
	Series 2024-5A Class D
300,000	5.06%, 02/18/2031	300,187
	Series 2025-1A Class D
575,000	5.49%, 05/15/2031	585,842
Principal Amount(a)		Fair Value
Non-Agency — (continued)
791,300	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 5.75%, 04/25/2051	$ 692,357
1,230,000	First Help Financial LLC(b) Series 2024-3A Class C 5.43%, 03/17/2031	1,223,384
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	196,954
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	150,847
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	198,516
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	99,307
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	764,296
	Series 2021-SFR1 Class D
505,000	2.19%, 08/17/2038	486,909
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	323,351
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	172,781
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	134,384
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	200,812
1,641,750	Five Guys Holdings Inc(b) Series 2023-1A Class A2 7.55%, 01/26/2054	1,696,488
	Flagship Credit Auto Trust(b)
	Series 2020-4 Class D
125,786	2.18%, 02/16/2027	124,872
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	204,915
	Series 2024-3 Class B
941,000	5.35%, 07/16/2029	949,416
246,250	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	259,887
175,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	177,136
	Foundation Finance Trust(b)
	Series 2023-2A Class A
566,755	6.53%, 06/15/2049	590,726
	Series 2023-2A Class B
95,963	6.97%, 06/15/2049	100,325
	Series 2024-2A Class D
97,321	6.59%, 03/15/2050	98,191
	Series 2025-1A Class B
565,000	5.26%, 04/15/2050	568,792
	Series 2025-1A Class D
400,000	6.09%, 04/15/2050	398,173

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-2A Class D
405,000	5.68%, 04/15/2052	$ 404,959
	Freedom Financial Trust(b)
	Series 2021-3FP Class D
38,689	2.37%, 11/20/2028	38,524
	Series 2022-1FP Class D
54,369	3.35%, 03/19/2029	54,002
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,275,000	6.60%, 08/20/2053	1,295,149
	Series 2023-1 Class C
480,000	11.50%, 08/20/2053	504,860
	Series 2024-1 Class C
730,000	11.16%, 06/20/2054	819,433
1,477,972	GITSIT Mortgage Loan Trust(b)(e) Series 2025-NPL1 Class A1 6.28%, 02/25/2055	1,478,095
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-1A Class D
35,538	1.68%, 01/15/2027	35,494
	Series 2021-3A Class E
1,445,000	3.20%, 10/16/2028	1,415,741
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	776,846
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	158,202
	Series 2023-4A Class D
300,000	7.18%, 08/15/2029	311,917
	Series 2024-1A Class D
200,000	5.95%, 12/17/2029	204,088
	Series 2024-2A Class D
230,000	6.19%, 02/15/2030	235,768
	Series 2024-3A Class C
1,300,000	5.21%, 02/18/2031	1,313,590
	Series 2025-2A Class D
130,000	5.59%, 01/15/2031	132,211
	GLS Auto Select Receivables Trust(b)
	Series 2023-1A Class B
900,000	6.09%, 03/15/2029	921,209
	Series 2023-2A Class A3
842,000	6.38%, 02/15/2029	861,113
	Series 2024-2A Class C
80,000	5.93%, 06/17/2030	82,268
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	100,806
	Series 2025-1A Class C
50,000	5.26%, 03/15/2031	50,884
	Series 2025-1A Class D
50,000	5.74%, 04/15/2032	51,126
	Series 2025-3A Class C
170,000	4.94%, 09/15/2031	169,965
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,515,000	GoldenTree Loan Management US Ltd(b)(c) Series 2021-9A Class AR 5.77%, 04/20/2037 3-mo. SOFR + 1.50%	$ 1,519,634
176,046	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	178,049
1,476,312	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	1,522,986
	Hertz Vehicle Financing III LLC(b)
	Series 2023-1A Class D2
255,000	9.13%, 06/25/2027	257,896
	Series 2025-3A Class C
630,000	6.13%, 12/26/2029	633,052
197,500	Hertz Vehicle Financing LLC(b) Series 2022-4A Class D 6.56%, 09/25/2026	197,485
736,888	Hilton Grand Vacations(b) Series 2024-1B Class D 8.85%, 09/15/2039	751,095
	Hilton Grand Vacations Trust(b)
	Series 2022-2A Class C
429,041	5.57%, 01/25/2037	430,172
	Series 2024-1B Class C
31,246	6.62%, 09/15/2039	31,735
	Series 2025-1A Class C
115,000	5.52%, 05/27/2042	115,937
	HIN Timeshare Trust(b)
	Series 2020-A Class C
216,169	3.42%, 10/09/2039	210,404
	Series 2024-A Class A
54,463	5.49%, 03/15/2043	55,371
	Home Partners of America Trust(b)
	Series 2019-1 Class D
152,436	3.41%, 09/17/2039	146,481
	Series 2019-2 Class D
123,640	3.12%, 10/19/2039	117,786
	Series 2021-1 Class E
83,133	2.58%, 09/17/2041	71,382
161,938	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	153,921
	HPEFS Equipment Trust(b)
	Series 2022-1A Class D
39,410	2.40%, 11/20/2029	39,357
	Series 2023-2A Class D
100,000	6.97%, 07/21/2031	101,604
100,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	101,984

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
287,250	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	$ 283,066
	Jersey Mike's Funding LLC(b)
	Series 2019-1A Class A2
632,988	4.43%, 02/15/2050	627,360
	Series 2024-1A Class A2
1,092,262	5.64%, 02/15/2055	1,109,308
453,974	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	449,444
1,604,424	JPMorgan Mortgage Trust(b)(d) Series 2025-CES2 Class A1 5.59%, 06/25/2055	1,613,114
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
150,000	5.49%, 09/10/2031	149,830
	Series 2024-1A Class A
395,000	5.49%, 09/10/2031	394,552
65,514	KDAC Aviation Finance Ltd(b) Series 2017-1A Class A 4.21%, 12/15/2042	63,733
199,439	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	193,950
	LAD Auto Receivables Trust(b)
	Series 2022-1A Class A
122,721	5.21%, 06/15/2027	122,810
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	1,124,724
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	726,680
	Series 2023-4A Class C
1,244,000	6.76%, 03/15/2029	1,287,070
	Series 2023-4A Class D
75,000	7.37%, 04/15/2031	78,699
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	101,726
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	100,420
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	100,108
	Series 2025-1A Class D
1,255,000	5.52%, 05/17/2032	1,271,902
131,596	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	122,159
160,094	Lendbuzz Securitization Trust(b) Series 2022-1A Class A 4.22%, 05/17/2027	159,683
1,270,000	Libra Solutions LLC(b) Series 2024-1A Class A 5.88%, 09/30/2038	1,261,254
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	MAPS Ltd(b)
	Series 2018-1A Class A
82,748	4.21%, 05/15/2043	$ 82,584
	Series 2021-1A Class A
215,569	2.52%, 06/15/2046	203,085
100,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	103,171
	Marlette Funding Trust(b)
	Series 2023-4A Class B
450,000	8.15%, 12/15/2033	469,811
	Series 2024-1A Class B
115,000	6.07%, 07/17/2034	115,962
	Series 2024-1A Class D
425,000	6.93%, 07/17/2034	436,410
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
917,515	7.21%, 05/20/2036	925,038
	Series 2023-1A Class D
220,000	8.20%, 05/20/2036	223,720
725,000	Mercury Financial Credit Card Master Trust(b) Series 2024-2A Class A 6.56%, 07/20/2029	731,385
1,120,000	MetroNet Infrastructure Issuer LLC(b) Series 2024-1A Class A2 6.23%, 04/20/2054	1,144,483
	Mission Lane Credit Card Master Trust(b)
	Series 2023-B Class A
330,000	7.69%, 11/15/2028	330,311
	Series 2024-A Class B
415,000	6.59%, 08/15/2029	418,263
	Series 2024-B Class A
535,000	5.88%, 01/15/2030	539,253
	Series 2025-A Class A
485,000	5.80%, 05/15/2030	486,032
297,592	Momnt Technologies Trust(b) Series 2023-1A Class A 6.92%, 03/20/2045	297,599
1,134,459	MPOWER Education Trust(b) Series 2025-A Class A 6.62%, 07/21/2042	1,141,653
	MVW Owner Trust(b)
	Series 2021-2A Class C
203,466	2.23%, 05/20/2039	191,453
	Series 2024-1A Class A
958,932	5.32%, 02/20/2043	976,211
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	89,385
	Series 2020-HA Class A
21,062	1.31%, 01/15/2069	19,791
	Series 2021-A Class A
100,857	0.84%, 05/15/2069	91,920

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	$ 81,648
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	180,647
	Series 2023-BA Class B
245,000	7.23%, 03/15/2072	264,079
993,308	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	962,172
250,000	Nelnet Student Loan Trust(b) Series 2021-BA Class B 2.68%, 04/20/2062	220,024
260,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	244,787
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	245,053
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	266,829
	Series 2025-1A Class D
120,000	5.79%, 07/14/2038	120,487
1,515,000	Oportun Issuance Trust(b) Series 2024-2 Class B 5.83%, 02/09/2032	1,519,846
723,080	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	733,386
420,000	OWN Equipment Fund II LLC(b) Series 2025-1M Class A 5.48%, 09/26/2033	419,874
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
920,000	5.86%, 07/15/2037 3-mo. SOFR + 1.60%	924,498
	Series 1A Class B1
650,000	6.41%, 07/15/2037 3-mo. SOFR + 2.15%	654,317
1,225,000	PEAC Solutions Receivables LLC(b) Series 2024-1A Class B 5.79%, 11/20/2030	1,252,997
211,664	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	214,276
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
510,300	3.86%, 12/05/2049	485,841
	Series 2022-1A Class A2II
96,750	4.01%, 12/05/2051	89,288
	Series 2024-1A Class A2I
1,811,312	5.77%, 06/05/2054	1,836,763
652,833	PowerPay Issuance Trust(b) Series 2024-1A Class A 6.53%, 02/18/2039	669,960
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	$ 429,223
	Series 2023-2A Class B
1,068,000	6.64%, 12/15/2027	1,074,480
	Series 2023-2A Class D
100,000	7.71%, 08/15/2029	104,211
	Progress Residential Trust(b)
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	122,911
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	103,286
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	98,121
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	98,091
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	140,407
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	96,861
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	180,037
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	97,366
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	188,852
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	91,456
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	93,576
1,430,000	Purchasing Power Funding LLC(b) Series 2024-A Class B 6.43%, 08/15/2028	1,439,893
681,430	RCKT Mortgage Trust(b)(d) Series 2024-CES1 Class A1A 6.03%, 02/25/2044	685,329
	Reach Financial LLC(b)
	Series 2023-1A Class B
473,400	7.33%, 02/18/2031	475,747
	Series 2024-1A Class B
1,470,000	6.29%, 02/18/2031	1,486,069
	Series 2024-2A Class B
975,000	5.84%, 07/15/2031	986,423
	Series 2025-1A Class C
135,000	5.99%, 08/16/2032	136,230

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Republic Finance Issuance Trust(b)
	Series 2024-A Class A
355,000	5.91%, 08/20/2032	$ 360,187
	Series 2024-B Class C
375,000	6.60%, 11/20/2037	380,757
1,765,000	Retained Vantage Data Centers Issuer LLC(b) Series 2024-1A Class A2 4.99%, 09/15/2049	1,748,479
247,789	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 5.68%, 05/20/2031 3-mo. SOFR + 1.36%	247,952
795,000	Santander Drive Auto Receivables Trust Series 2024-3 Class D 5.97%, 10/15/2031	816,999
100,000	SBNA Auto Receivables Trust(b) Series 2024-A Class C 5.59%, 01/15/2030	101,767
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
135,000	3.79%, 11/20/2031	131,762
	Series 2022-2A Class C
210,000	6.50%, 08/20/2032	211,117
	Series 2024-1A Class C
100,000	5.82%, 09/20/2032	103,353
	Series 2024-1A Class D
100,000	6.58%, 06/21/2033	105,054
	SEB Funding LLC(b)
	Series 2021-1A Class A2
199,500	4.97%, 01/30/2052	195,778
	Series 2024-1A Class A2
440,000	7.39%, 04/30/2054	449,954
126,000	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	122,314
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
12,672	1.79%, 11/20/2037	12,443
	Series 2023-2A Class B
422,334	6.28%, 04/20/2040	433,766
	Series 2023-2A Class C
37,047	7.30%, 04/20/2040	38,319
	Series 2023-3A Class C
112,164	7.12%, 09/20/2040	115,703
	SLAM LLC(b)
	Series 2021-1A Class A
506,250	2.43%, 06/15/2046	474,270
	Series 2024-1A Class A
609,614	5.34%, 09/15/2049	607,984
	Series 2025-1A Class A
265,000	5.81%, 05/15/2050	269,468
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
20,813	3.50%, 09/15/2043	$ 20,686
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	97,000
	Series 2019-B Class A2A
238,314	2.84%, 06/15/2037	232,562
	Series 2020-A Class A2A
33,518	2.23%, 09/15/2037	32,281
	Series 2021-A Class A2A2
94,398	5.16%, 01/15/2053(c) 1-mo. SOFR + 0.84%	93,632
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	170,038
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
70,589	6.27%, 07/15/2044	73,288
	Series 2024-2A Class A
276,372	5.21%, 02/15/2045	279,437
	Subway Funding LLC(b)
	Series 2024-1A Class A2I
1,298,475	6.03%, 07/30/2054	1,320,416
	Series 2024-1A Class A2II
1,308,425	6.27%, 07/30/2054	1,340,441
93,426	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	85,530
318,817	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	144,857
356,353	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	147,549
567,395	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	524,850
309,924	Sunrun Atlas Issuer LLC(b) Series 2019-2 Class A 3.61%, 02/01/2055	293,426
81,753	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	72,342
1,790,000	Switch ABS Issuer LLC(b) Series 2025-1A Class A2 5.04%, 03/25/2055	1,765,375
1,321,875	Taco Bell Funding LLC(b) Series 2016-1A Class A23 4.97%, 05/25/2046	1,321,854
423,988	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	413,185
238,496	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	214,262

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
90,625	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	$ 91,919
980,000	TMCL VII Holdings Ltd(b) Series 2025-1H Class A 6.43%, 07/23/2050	980,000
1,079,855	Towd Point Mortgage Trust(b)(d) Series 2024-CES1 Class A1A 5.85%, 01/25/2064	1,083,816
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,055,000	5.75%, 11/15/2027(c) 1-day SOFR + 1.40%	1,051,212
	Series 2024-1A Class B
200,000	7.29%, 11/15/2027	202,597
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,711,911
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	113,102
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	223,541
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	841,449
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	212,798
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	477,005
1,293,500	TSC SPV Funding LLC(b) Series 2024-1A Class A2 6.29%, 08/20/2054	1,276,499
	United Auto Credit Securitization Trust(b)
	Series 2023-1 Class C
75,673	6.28%, 07/10/2028	75,704
	Series 2023-1 Class D
1,148,000	8.00%, 07/10/2028	1,154,569
100,000	Uniti Fiber ABS Issuer LLC(b) Series 2025-1A Class A2 5.88%, 04/20/2055	100,998
	Upgrade Master Pass-Thru Trust(b)
	Series 2025-ST3 Class A
1,128,081	5.98%, 06/15/2032	1,136,685
	Series 2025-ST4 Class A
1,500,000	5.50%, 08/16/2032	1,500,000
424,783	US Bank NA(b) Series 2023-1 Class B 6.79%, 08/25/2032	429,806
1,283,713	USQ Rail III LLC(b) Series 2024-1A Class A 4.99%, 09/28/2054	1,290,629
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,220,000	Veros Auto Receivables Trust(b) Series 2024-1 Class C 7.57%, 12/15/2028	$ 1,254,462
197,639	VFI ABS LLC(b) Series 2023-1A Class A 7.27%, 03/26/2029	198,675
329,343	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	311,793
488,119	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	492,933
100,000	VStrong Auto Receivables Trust(b) Series 2024-A Class B 5.77%, 07/15/2030	101,485
759,285	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	736,522
60,111	Wendy's Funding LLC(b) Series 2018-1A Class A2II 3.88%, 03/15/2048	58,641
725,340	Westgate Resorts LLC(b) Series 2024-1A Class A 6.06%, 01/20/2038	734,937
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	158,416
	Series 2023-4A Class D
640,000	7.19%, 07/16/2029	666,354
	Series 2024-2A Class B
1,325,000	5.62%, 03/15/2030	1,338,324
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	203,709
	Series 2025-1A Class D
200,000	5.54%, 11/15/2030	203,105
603,491	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	621,542
345,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	351,425
	Ziply Fiber Issuer LLC(b)
	Series 2024-1A Class A2
700,000	6.64%, 04/20/2054	718,827
	Series 2024-1A Class B
225,000	7.81%, 04/20/2054	235,228
TOTAL ASSET-BACKED SECURITIES — 12.86% (Cost $155,388,866)		$156,096,580
BANK LOANS
119,102	AAL Delaware Holdco Inc(c) 7.08%, 07/30/2031 1-mo. SOFR + 2.75%	118,953

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
297,009	Acrisure LLC(c) 7.33%, 11/06/2030 1-mo. SOFR + 3.00%	$ 295,772
537,195	Agiliti Health Inc(c) 7.22%, 05/01/2030 6-mo. SOFR + 2.77%	517,498
501,696	AI Aqua Merger Sub Inc(c) 7.32%, 07/31/2028 1-mo. SOFR + 3.00%	500,621
	Albion Financing 3 SARL(c)
457,354	7.32%,08/16/2029 3-mo. SOFR + 2.87%	457,354
335,000	7.32%,05/25/2031 1-mo. SOFR + 3.00%	335,000
550,709	Allied Universal Holdco LLC(c) 8.08%, 05/15/2028 1-mo. SOFR + 3.76%	552,877
	Applied Systems Inc(c)
266,928	6.80%,02/24/2031 3-mo. SOFR + 2.35%	268,001
75,000	8.80%,02/23/2032 3-mo. SOFR + 4.35%	76,758
	Aramark Services Inc(c)
130,000	6.33%,04/06/2028 1-mo. SOFR + 2.00%	130,054
1,162,137	6.33%,06/22/2030 1-mo. SOFR + 2.00%	1,163,590
628,831	Arcline FM Holdings LLC(c) 7.58%, 06/24/2030 3-mo. SOFR + 3.13%	630,796
580,000	Ardonagh Group FinCo Pty Ltd(c) 7.03%, 02/15/2031 3-mo. SOFR + 2.58%	574,562
557,088	Ascend Learning LLC(c) 7.33%, 12/11/2028 1-mo. SOFR + 3.00%	556,798
552,211	Aspire Bakeries Holdings LLC(c) 4.32%, 12/23/2030 1-mo. SOFR + 0.00%	552,211
1,469,393	Asplundh Tree Expert LLC(c) 6.08%, 05/23/2031 1-mo. SOFR + 1.75%	1,470,311
280,013	Bausch & Lomb Corp(c) 8.33%, 09/29/2028 1-mo. SOFR + 4.00%	279,429
210,000	Beach Acquisition Bidco LLC(c) 7.58%, 06/28/2032 1-mo. SOFR + 3.25%	210,788
555,800	Belron Finance US LLC(c) 7.05%, 10/16/2031 3-mo. SOFR + 2.60%	557,711
382,953	BIFM US Finance LLC(c) 8.08%, 05/31/2028 1-mo. SOFR + 3.75%	384,389
613,390	Boxer Parent Company Inc(c) 7.33%, 07/30/2031 3-mo. SOFR + 2.88%	608,598
Principal Amount(a)		Fair Value
Bank Loans — (continued)
138,947	Broadstreet Partners Inc(c) 7.33%, 06/13/2031 1-mo. SOFR + 3.00%	$ 139,104
	Carnival Corp(c)
56,617	6.31%,08/08/2027 1-mo. SOFR + 1.99%	56,546
1,359,740	6.31%,10/18/2028 1-mo. SOFR + 1.99%	1,354,641
410,000	Catawba Nation Gaming Authority(c) 9.05%, 03/28/2032 3-mo. SOFR + 4.60%	405,900
598,500	CE Intermediate I LLC(c) 7.45%, 03/25/2032 3-mo. SOFR + 3.00%	597,752
248,125	Cedar Fair LP(c) 6.33%, 05/01/2031 1-mo. SOFR + 2.00%	248,086
651,334	Central Parent LLC(c) 7.55%, 07/06/2029 3-mo. SOFR + 3.10%	542,711
529,663	Century DE Buyer LLC(c) 7.78%, 10/30/2030 3-mo. SOFR + 3.33%	532,312
480,373	Chariot Buyer LLC(c) 7.68%, 11/03/2028 1-mo. SOFR + 3.35%	480,674
651,189	CHG Healthcare Services Inc(c) 7.33%, 09/29/2028 3-mo. SOFR + 2.88%	653,108
239,343	Ciena Corp(c) 6.07%, 10/24/2030 1-mo. SOFR + 1.75%	240,440
284,286	Citadel Securities LP(c) 6.32%, 10/24/2031 1-mo. SOFR + 2.00%	284,908
537,300	Cloud Software Group Inc(c) 8.05%, 03/24/2031 3-mo. SOFR + 3.60%	537,762
395,000	Clydesdale Acquisition Holdings Inc(c) 7.50%, 04/13/2029 1-mo. SOFR + 3.18%	394,074
427,950	CNT Holdings I Corp(c) 6.78%, 11/08/2032 3-mo. SOFR + 2.33%	428,752
521,796	Cogeco Communications Finance US LP(c) 7.58%, 09/18/2030 1-mo. SOFR + 3.25%	519,578
501,684	ConnectWise LLC(c) 8.06%, 09/29/2028 3-mo. SOFR + 3.61%	503,691
504,742	Cornerstone Building Brands Inc(c) 7.66%, 04/12/2028 1-mo. SOFR + 3.34%	449,536
	Cotiviti Inc(c)
454,267	7.07%,05/01/2031 1-mo. SOFR + 2.75%	451,712
425,000	7.08%,03/26/2032 1-mo. SOFR + 2.76%	422,875

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
543,323	CPM Holdings Inc(c) 8.82%, 09/28/2028 1-mo. SOFR + 4.50%	$ 530,192
478,913	Creative Artists Agency LLC(c) 7.08%, 10/01/2031 1-mo. SOFR + 2.75%	479,990
835,716	CSC Holdings LLC(c) 8.81%, 01/18/2028 1-mo. SOFR + 4.49%	822,553
355,000	Cube Industrials Buyer Inc(c) 7.77%, 10/17/2031 3-mo. SOFR + 3.32%	356,331
359,100	CVR CHC LP(c) 8.30%, 12/30/2027 3-mo. SOFR + 3.85%	358,651
264,334	DaVita Inc(c) 6.32%, 05/09/2031 1-mo. SOFR + 2.00%	265,703
575,000	Dechra Pharmaceuticals Holdings Ltd(c) 7.51%, 01/27/2032 6-mo. SOFR + 3.06%	576,078
	Del Monte Foods Inc(c)
167,230	8.72%,08/02/2028 3-mo. SOFR + 4.27%	91,977
383,570	9.21%,08/02/2028 3-mo. SOFR + 4.76%	61,371
196,411	12.47%,08/02/2028 3-mo. SOFR + 8.02%	174,806
512,918	Delivery Hero SE(c) 9.30%, 12/12/2029 3-mo. SOFR + 4.85%	514,201
539,683	DG Investment Intermediate Holdings 2 Inc(c) 7.94%, 03/31/2028 1-mo. SOFR + 3.62%	480,318
589,884	DirecTV Financing LLC(c) 9.79%, 08/02/2029 3-mo. SOFR + 5.34%	583,774
703,237	DK Crown Holdings Inc(c) 6.07%, 03/04/2032 1-mo. SOFR + 1.74%	700,820
119,100	Dynamo US Bidco Inc(c) 7.83%, 10/01/2031 1-mo. SOFR + 3.51%	119,286
434,909	Eagle Broadband Investments LLC(c) 6.58%, 11/12/2027 1-mo. SOFR + 2.25%	432,191
502,870	ECL Entertainment LLC(c) 7.83%, 08/31/2030 1-mo. SOFR + 3.50%	504,128
	Ellucian Holdings Inc(c)
310,336	7.33%,10/09/2029 1-mo. SOFR + 3.00%	311,112
70,000	9.08%,11/15/2032 1-mo. SOFR + 4.75%	71,400
129,350	Endo Finance Holdings Inc(c) 8.33%, 04/23/2031 1-mo. SOFR + 4.00%	129,067
Principal Amount(a)		Fair Value
Bank Loans — (continued)
306,892	Ensemble RCM LLC(c) 7.28%, 08/01/2029 3-mo. SOFR + 2.83%	$ 307,971
237,600	Entain PLC(c) 7.02%, 10/31/2029 6-mo. SOFR + 2.57%	238,364
240,000	EOC Borrower LLC(c) 7.33%, 03/24/2032 1-mo. SOFR + 3.00%	239,900
493,763	Epic Crude Services LP(c) 7.26%, 10/15/2031 3-mo. SOFR + 2.81%	494,894
493,420	Epicor Software Corp(c) 7.08%, 05/30/2031 1-mo. SOFR + 2.75%	494,243
134,325	Financiere Mendel(c) 7.05%, 11/08/2030 3-mo. SOFR + 2.60%	134,745
571,805	First Brands Group LLC(c) 9.54%, 03/30/2027 3-mo. SOFR + 5.09%	539,498
	Flutter Entertainment PLC(c)
1,774,644	6.05%,11/30/2030 3-mo. SOFR + 1.60%	1,764,661
180,000	6.30%,06/04/2032 3-mo. SOFR + 1.85%	180,000
610,000	Focus Financial Partners LLC(c) 7.06%, 09/15/2031 1-mo. SOFR + 2.74%	608,257
524,421	Freeport LNG Investments LLP(c) 7.52%, 12/21/2028 1-mo. SOFR + 3.20%	524,093
	Fugue Finance LLC(c)
115,000	7.50%,01/09/2032 6-mo. SOFR + 3.05%	115,539
209,475	7.58%,01/09/2032 3-mo. SOFR + 3.13%	210,195
562,687	Gainwell Acquisition Corp(c) 8.40%, 10/01/2027 3-mo. SOFR + 3.95%	538,773
552,986	Garda World Security Corp(c) 7.31%, 02/01/2029 1-mo. SOFR + 2.99%	551,603
552,770	Global Medical Response Inc(c) 9.08%, 10/31/2028 3-mo. SOFR + 4.63%	553,362
350,000	Gloves Buyer Inc(c) 8.32%, 05/21/2032 1-mo. SOFR + 4.00%	341,979
543,638	Goat Holdco LLC(c) 7.08%, 01/27/2032 1-mo. SOFR + 2.75%	544,204
325,236	Grant Thornton Advisors LLC(c) 7.08%, 06/02/2031 1-mo. SOFR + 5.50%	324,831
664,708	Gray Television Inc(c) 7.44%, 12/01/2028 1-mo. SOFR + 3.12%	642,939

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
201,914	Great Canadian Gaming Corp / Raptor LLC(c) 9.07%, 11/01/2029 3-mo. SOFR + 4.62%	$ 196,740
1,060,000	Grifols Worldwide Operations USA Inc(c) 6.48%, 11/15/2027 3-mo. SOFR + 2.03%	1,056,215
	Hamilton Projects Acquiror LLC(c)
275,000	7.33%,05/30/2031 1-mo. SOFR + 3.00%	275,206
133,700	7.33%,05/31/2031 1-mo. SOFR + 3.00%	133,728
540,841	Hanger Inc(c) 7.83%, 10/23/2031 1-mo. SOFR + 7.00%	541,112
560,763	Harbor Freight Tools USA Inc(c) 6.58%, 06/11/2031 1-mo. SOFR + 2.25%	548,346
235,000	Herc Holdings Inc(c) 6.31%, 05/17/2032 1-mo. SOFR + 1.99%	235,686
	Hilton Grand Vacations Borrower LLC(c)
30,337	6.32%,08/02/2028 1-mo. SOFR + 2.00%	30,307
2,370,046	6.33%,01/17/2031 1-mo. SOFR + 2.00%	2,366,095
773,969	Hilton Worldwide Finance LLC(c) 6.07%, 11/08/2030 1-mo. SOFR + 1.75%	775,952
172,803	HUB International Ltd(c) 6.77%, 06/20/2030 3-mo. SOFR + 2.32%	173,235
420,800	Hunter Douglas Holding BV(c) 7.55%, 01/17/2032 3-mo. SOFR + 3.10%	417,118
599,866	Hunter Holdco 3 Ltd(c) 8.65%, 08/19/2028 3-mo. SOFR + 4.20%	569,872
143,913	Hunterstown Generation LLC(c) 10.00%, 11/06/2031 3-mo. SOFR + 5.55%	143,625
	Icon Parent Inc(c)
225,000	7.21%,11/13/2031 6-mo. SOFR + 2.76%	225,169
165,000	9.21%,11/12/2032 6-mo. SOFR + 4.76%	166,444
598,000	Indicor LLC(c) 7.05%, 11/22/2029 3-mo. SOFR + 2.60%	596,131
246,610	INEOS Finance PLC(c) 7.58%, 02/18/2030 1-mo. SOFR + 3.25%	235,513
466,603	Infinite Bidco LLC(c) 8.29%, 03/02/2028 3-mo. SOFR + 3.84%	440,940
Principal Amount(a)		Fair Value
Bank Loans — (continued)
427,436	Ion Trading Finance Ltd(c) 7.80%, 04/01/2028 3-mo. SOFR + 3.35%	$ 427,103
618,612	IQVIA Inc(c) 6.05%, 01/02/2031 3-mo. SOFR + 1.60%	620,546
238,791	IVC Acquisition Ltd(c) 8.05%, 12/12/2028 3-mo. SOFR + 3.60%	239,910
557,935	J&J Ventures Gaming LLC(c) 7.83%, 04/26/2030 1-mo. SOFR + 3.50%	550,089
468,825	Javelin Buyer Inc(c) 7.33%, 12/06/2031 3-mo. SOFR + 2.88%	470,729
531,050	Klockner Pentaplast of America Inc(c) 9.23%, 02/12/2026 6-mo. SOFR + 4.78%	485,911
233,247	Kronos Acquisition Holdings Inc(c) 8.30%, 07/08/2031 3-mo. SOFR + 3.85%	206,756
369,696	KUEHG Corp(c) 7.55%, 06/12/2030 3-mo. SOFR + 3.10%	369,349
559,350	LBM Acquisition LLC(c) 8.16%, 06/06/2031 1-mo. SOFR + 3.84%	550,560
402,978	Lernen Bidco Ltd(c) 8.33%, 10/27/2031 1-day SOFR + 3.88%	405,496
495,000	Level 3 Financing Inc(c) 8.58%, 03/27/2032 1-mo. SOFR + 4.25%	499,331
	LifePoint Health Inc(c)
94,289	7.82%,05/16/2031 3-mo. SOFR + 3.37%	92,804
551,479	8.01%,05/16/2031 3-mo. SOFR + 3.56%	544,930
600,000	LSF12 Crown US Commercial Bidco LLC(c) 8.58%, 12/02/2031 1-mo. SOFR + 4.26%	602,625
380,723	Lummus Technology Holdings V LLC(c) 7.33%, 12/31/2029 1-mo. SOFR + 3.00%	381,532
445,000	M6 ETX Holdings II MidCo LLC(c) 7.33%, 03/25/2032 1-mo. SOFR + 3.00%	446,224
565,000	Madison IAQ LLC(c) 6.57%, 06/21/2028 1-mo. SOFR + 2.25%	565,282
481,362	Madison Safety & Flow LLC(c) 7.08%, 09/26/2031 1-mo. SOFR + 2.75%	482,265
497,500	Magnera Corp(c) 8.58%, 11/04/2031 3-mo. SOFR + 4.13%	486,928

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
531,548	Mauser Packaging Solutions Holding Co(c) 7.32%, 04/15/2027 1-mo. SOFR + 3.00%	$ 531,415
479,200	Mavis Tire Express Services Topco Corp(c) 7.33%, 05/04/2028 3-mo. SOFR + 2.88%	478,601
337,903	McGraw-Hill Education Inc(c) 7.58%, 08/06/2031 1-mo. SOFR + 3.25%	338,687
462,212	Medline Borrower LP(c) 6.58%, 10/23/2028 1-mo. SOFR + 2.25%	462,139
74,547	MH Sub I LLC(c) 8.58%, 05/03/2028 1-mo. SOFR + 4.25%	69,553
129,027	Modivcare Inc(c) 4.30%, 07/01/2031 3-mo. SOFR + 0.00%	90,964
518,470	Motion Finco LLC(c) 7.80%, 11/12/2029 3-mo. SOFR + 3.35%	491,737
524,348	NAB Holdings LLC(c) 6.80%, 11/24/2028 3-mo. SOFR + 2.35%	517,957
257,551	Neptune Bidco US Inc(c) 9.31%, 04/11/2029 1-mo. SOFR + 4.99%	242,742
375,557	Nouryon Finance BV(c) 7.51%, 04/03/2028 3-mo. SOFR + 3.06%	376,496
986,397	Novelis Holdings Inc(c) 6.30%, 02/20/2032 3-mo. SOFR + 1.85%	986,644
272,927	NRG Energy Inc(c) 6.03%, 04/16/2031 3-mo. SOFR + 1.58%	273,219
	Numericable US LLC(c)
623,832	9.25%,07/31/2025 3-mo. SOFR + 4.80%	538,835
148,105	10.19%,01/31/2026 3-mo. SOFR + 5.74%	129,098
500,808	Omnia Partners LLC(c) 7.03%, 07/25/2030 3-mo. SOFR + 2.58%	501,184
555,659	One Call Corp(c) 10.04%, 04/22/2027 3-mo. SOFR + 5.59%	552,881
515,838	Ontario Gaming GTA Ltd(c) 8.55%, 08/01/2030 3-mo. SOFR + 4.10%	509,390
1,198,789	OpenText Corp(c) 6.08%, 01/31/2030 1-mo. SOFR + 1.75%	1,197,700
349,314	PAI Holdco Inc(c) 8.29%, 10/28/2027 3-mo. SOFR + 3.84%	267,226
503,749	Peraton Corp(c) 8.18%, 02/01/2028 1-mo. SOFR + 3.85%	442,579
Principal Amount(a)		Fair Value
Bank Loans — (continued)
565,000	Petco Health & Wellness Co Inc(c) 7.68%, 02/25/2028 1-mo. SOFR + 3.36%	$ 520,065
488,775	PEX Holdings LLC(c) 6.97%, 11/20/2031 3-mo. SOFR + 2.52%	487,553
575,000	Potomac Energy Center(c) 7.31%, 03/15/2032 1-mo. SOFR + 2.99%	573,562
466,025	Project Ruby Ultimate Parent Corp(c) 7.44%, 03/10/2028 1-mo. SOFR + 3.12%	466,413
621,932	Proofpoint Inc(c) 7.33%, 08/31/2028 1-mo. SOFR + 6.00%	621,741
39,667	QXO Inc(c) 7.28%, 04/30/2032 3-mo. SOFR + 2.83%	39,908
	Radiology Partners Inc(c)
534,044	8.09%,01/31/2029 3-mo. SOFR + 3.64%	531,755
595,000	8.82%,06/26/2032 1-mo. SOFR + 4.50%	590,909
555,000	Red SPV LLC(c) 6.56%, 03/15/2032 1-mo. SOFR + 2.24%	553,612
	Resideo Funding Inc(c)
236,419	6.06%,02/11/2028 1-mo. SOFR + 1.74%	236,123
1,077,903	6.07%,06/13/2031 3-mo. SOFR + 1.62%	1,076,106
472,011	Rocket Software Inc(c) 8.58%, 11/28/2028 1-mo. SOFR + 4.25%	472,970
169,150	Ryan Specialty Group LLC(c) 4.33%, 09/15/2031 1-mo. SOFR + 0.00%	168,798
256,663	Sapphire Bidco BV(c) 7.03%, 05/03/2028 3-mo. SOFR + 2.58%	256,984
300,000	Sazerac(c) 6.82%, 05/25/2032 1-mo. SOFR + 2.50%	300,075
456,467	SBA Senior Finance II LLC(c) 6.32%, 01/27/2031 1-mo. SOFR + 2.00%	456,956
240,800	Scientific Games Holdings LP(c) 7.28%, 04/04/2029 3-mo. SOFR + 2.83%	240,399
49,501	Scientific Games International Inc(c) 6.56%, 04/14/2029 1-mo. SOFR + 2.24%	49,501
548,618	Sedgwick Claims Management Services Inc(c) 7.33%, 07/31/2031 1-mo. SOFR + 3.00%	550,332

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
548,339	Sigma Bidco BV(c) 8.08%, 01/03/2028 6-mo. SOFR + 3.63%	$ 547,996
495,799	Southern Veterinary Partners LLC(c) 7.53%, 12/04/2031 3-mo. SOFR + 3.08%	495,877
591,951	Spin Holdco Inc(c) 8.58%, 03/04/2028 3-mo. SOFR + 4.13%	512,333
607,313	Star Parent Inc(c) 8.30%, 09/27/2030 3-mo. SOFR + 3.85%	600,556
204,488	TEREX Corp(c) 6.30%, 10/08/2031 3-mo. SOFR + 1.85%	205,510
595,104	Terrier Media Buyer Inc(c) 7.90%, 06/18/2029 3-mo. SOFR + 3.45%	576,061
464,864	Titan Acquisition Ltd(c) 8.80%, 02/15/2029 3-mo. SOFR + 4.35%	465,590
500,000	TK Elevator Midco Gmbh(c) 7.24%, 04/30/2030 3-mo. SOFR + 2.79%	501,071
	TransDigm Inc(c)
167,388	7.05%,08/24/2028 3-mo. SOFR + 2.60%	167,886
93,815	6.80%,02/28/2031 3-mo. SOFR + 2.35%	93,920
2,702,847	TransUnion Intermediate Holdings Inc(c) 6.08%, 06/24/2031 1-mo. SOFR + 1.75%	2,706,226
509,179	Traverse Midstream Partners LLC(c) 7.28%, 02/16/2028 3-mo. SOFR + 2.83%	509,179
560,263	TricorBraun Inc(c) 7.69%, 03/03/2028 1-mo. SOFR + 3.37%	559,407
390,000	Trucordia / PCF Insurance(c) 7.56%, 06/14/2032 1-mo. SOFR + 3.24%	389,512
727,354	Trugreen Ltd(c) 8.43%, 11/02/2027 1-mo. SOFR + 4.10%	685,532
901,416	Truist Insurance Holdings LLC(c) 7.05%, 05/06/2031 3-mo. SOFR + 2.60%	901,416
477,452	UKG Inc(c) 7.31%, 02/10/2031 1-mo. SOFR + 2.99%	478,994
650,821	Univision Communications Inc(c) 7.94%, 01/31/2029 1-mo. SOFR + 3.62%	637,805
367,200	Upstream Newco Inc(c) 8.79%, 11/20/2026 3-mo. SOFR + 4.34%	284,580
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	USALCO LLC(c)
27,088	8.31%,09/30/2031 1-mo. SOFR + 3.99%	$ 27,189
573,049	8.33%,09/30/2031 1-mo. SOFR + 4.00%	575,198
523,520	Viant Medical Holdings Inc(c) 8.33%, 10/29/2031 1-mo. SOFR + 4.00%	518,121
526,024	Viasat Inc(c) 8.94%, 03/02/2029 1-mo. SOFR + 4.62%	503,668
840,000	Virgin Media Bristol LLC(c) 6.93%, 01/31/2028 1-mo. SOFR + 2.60%	827,400
295,000	WCG Intermediate Corp(c) 7.33%, 02/25/2032 1-mo. SOFR + 3.00%	291,681
412,920	WEC US Holdings Ltd(c) 6.58%, 01/27/2031 1-mo. SOFR + 2.26%	412,891
522,375	White Cap Buyer LLC(c) 7.58%, 10/19/2029 1-mo. SOFR + 3.25%	518,457
762,653	WIN Waste Innovations Holdings Inc(c) 7.19%, 03/24/2028 1-mo. SOFR + 2.87%	753,692
1,462,644	Wyndham Hotels & Resorts Inc(c) 6.08%, 05/24/2030 1-mo. SOFR + 1.75%	1,467,763
TOTAL BANK LOANS — 7.28% (Cost $89,337,727)		$88,364,357
CORPORATE BONDS AND NOTES
Basic Materials — 1.94%
590,000	ArcelorMittal SA 6.75%, 03/01/2041	621,654
525,000	Ashland Inc(b) 3.38%, 09/01/2031	467,814
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	443,975
935,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	906,485
815,000	Capstone Copper Corp(b) 6.75%, 03/31/2033	834,527
	Corp Nacional del Cobre de Chile
237,000	5.95%, 01/08/2034(b)	241,546
358,000	6.44%, 01/26/2036	374,480
1,465,000	First Quantum Minerals Ltd(b) 9.38%, 03/01/2029	1,554,873
	Glencore Funding LLC(b)
1,025,000	6.13%, 10/06/2028	1,072,500
1,495,000	4.88%, 03/12/2029	1,508,874
115,000	2.50%, 09/01/2030	103,619
1,225,000	6.38%, 10/06/2030	1,314,733
1,705,000	5.70%, 05/08/2033	1,762,770
3,795,000	6.50%, 10/06/2033	4,115,338

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
2,535,000	5.67%, 04/01/2035	$ 2,586,104
1,290,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	1,296,334
1,015,000	INEOS Quattro Finance 2 PLC(b)(f) 9.63%, 03/15/2029	1,028,999
	Mineral Resources Ltd(b)
25,000	8.00%, 11/01/2027	25,116
75,000	9.25%, 10/01/2028	76,756
175,000	8.50%, 05/01/2030	174,134
	OCP SA(b)
60,000	3.75%, 06/23/2031	53,753
704,000	6.88%, 04/25/2044	679,561
130,000	5.13%, 06/23/2051	98,529
259,285	Samarco Mineracao SA(b)(g) 9.00%, 06/30/2031 PIK rate, 9.50%	254,892
	Steel Dynamics Inc
215,000	5.38%, 08/15/2034	218,311
665,000	5.25%, 05/15/2035	665,706
380,000	Taseko Mines Ltd(b) 8.25%, 05/01/2030	397,814
755,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	683,415
		23,562,612
Communications — 4.25%
1,525,000	Altice Financing SA(b) 5.00%, 01/15/2028	1,147,248
410,000	Altice France Holding SA(b) 6.00%, 02/15/2028	143,500
	Altice France SA(b)
200,000	5.13%, 01/15/2029	165,250
820,000	5.13%, 07/15/2029	677,750
1,560,000	AT&T Inc 5.38%, 08/15/2035	1,588,475
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
983,000	4.75%, 03/01/2030	952,333
234,000	4.50%, 08/15/2030	223,091
	Charter Communications Operating LLC / Charter Communications Operating Capital
245,000	6.65%, 02/01/2034	262,356
555,000	6.55%, 06/01/2034	592,162
270,000	6.38%, 10/23/2035	283,583
2,535,000	4.80%, 03/01/2050	2,028,173
250,000	5.25%, 04/01/2053	212,398
755,000	3.95%, 06/30/2062	486,459
1,035,000	CMG Media Corp(b) 8.88%, 06/18/2029	975,657
	CSC Holdings LLC(b)
480,000	5.38%, 02/01/2028	439,467
2,760,000	7.50%, 04/01/2028	2,048,722
760,000	11.75%, 01/31/2029	722,878
200,000	4.13%, 12/01/2030	141,103
2,435,000	4.63%, 12/01/2030	1,132,411
Principal Amount(a)		Fair Value
Communications — (continued)
1,925,000	3.38%, 02/15/2031	$ 1,333,811
400,000	4.50%, 11/15/2031	281,474
985,000	DirecTV Financing LLC(b) 8.88%, 02/01/2030	965,881
	DirecTV Financing LLC / Directv Financing Co-Obligor Inc(b)
470,000	5.88%, 08/15/2027	468,466
770,000	10.00%, 02/15/2031	747,534
	Discovery Communications LLC
50,000	3.63%, 05/15/2030	40,485
290,000	6.35%, 06/01/2040	201,446
	DISH DBS Corp(b)
2,330,000	5.25%, 12/01/2026	2,114,475
1,290,000	5.75%, 12/01/2028	1,116,656
8,115,279	EchoStar Corp 10.75%, 11/30/2029	8,361,976
	Expedia Group Inc
990,000	3.25%, 02/15/2030	933,900
1,450,000	2.95%, 03/15/2031	1,321,583
2,315,000	5.40%, 02/15/2035	2,330,957
	Go Daddy Operating Co LLC / GD Finance Co Inc(b)
505,000	5.25%, 12/01/2027	504,312
600,000	3.50%, 03/01/2029	566,967
1,190,000	Gray Media Inc(b) 7.00%, 05/15/2027	1,189,467
715,000	Hughes Satellite Systems Corp 6.63%, 08/01/2026	509,125
832,150	iHeartCommunications Inc(b) 7.75%, 08/15/2030	641,796
755,000	ION Trading Technologies SARL(b) 9.50%, 05/30/2029	775,386
1,065,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	874,565
	Motorola Solutions Inc
1,855,000	5.40%, 04/15/2034	1,891,828
765,000	5.55%, 08/15/2035	779,991
300,000	Netflix Inc EUR, 3.63%, 05/15/2027	361,134
145,000	Sinclair Television Group Inc(b) 8.13%, 02/15/2033	146,481
720,000	Snap Inc(b) 6.88%, 03/01/2033	738,811
200,000	SoftBank Group Corp 4.63%, 07/06/2028	192,822
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	75,148
1,355,000	8.75%, 03/15/2032	1,643,737
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	129,170
190,000	Time Warner Cable LLC 6.55%, 05/01/2037	196,236
	T-Mobile USA Inc
195,000	2.70%, 03/15/2032	171,856
2,395,000	5.75%, 01/15/2034	2,508,284

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
595,000	4.70%, 01/15/2035	$ 576,469
350,000	Turkcell Iletisim Hizmetleri AS(b) 7.65%, 01/24/2032	355,539
1,560,000	Uber Technologies Inc 4.80%, 09/15/2034	1,532,289
840,000	Univision Communications Inc(b) 6.63%, 06/01/2027	837,708
10,000	Wayfair LLC(b) 7.25%, 10/31/2029	10,004
		51,650,785
Consumer, Cyclical — 4.30%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
135,000	3.88%, 01/15/2028	131,498
210,000	4.38%, 01/15/2028	205,937
65,000	3.50%, 02/15/2029	61,895
230,000	5.63%, 09/15/2029	233,248
1,300,000	4.00%, 10/15/2030	1,211,429
1,132,045	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	1,129,049
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	407,868
	American Airlines Pass Through Trust
	Series 2017-2 Class B
150,512	3.70%, 10/15/2025	149,587
	Series 2016-3 Class B
482,087	3.75%, 10/15/2025	478,767
265,000	American Builders & Contractors Supply Co Inc(b) 4.00%, 01/15/2028	259,178
975,000	Aptiv Swiss Holdings Ltd 6.88%, 12/15/2054	984,692
1,350,000	Ashton Woods USA LLC / Ashton Woods Finance Co(b) 4.63%, 04/01/2030	1,283,776
1,260,000	Aston Martin Capital Holdings Ltd(b) 10.00%, 03/31/2029	1,193,080
405,000	BorgWarner Inc(f) 5.40%, 08/15/2034	409,566
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
141,064	3.35%, 06/15/2029	134,221
	Series 2021-1 Class A
603,249	2.90%, 03/15/2035	543,331
	Carnival Corp(b)
745,000	5.75%, 03/01/2027	751,151
5,000	4.00%, 08/01/2028	4,894
445,000	6.00%, 05/01/2029	449,647
1,335,000	5.75%, 03/15/2030	1,357,588
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
1,540,000	6.13%, 02/15/2033	$ 1,575,654
210,000	Choice Hotels International Inc 5.85%, 08/01/2034	211,638
	Clarios Global LP / Clarios US Finance Co(b)
477,000	8.50%, 05/15/2027	479,089
35,000	6.75%, 02/15/2030	36,393
651,899	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	639,560
1,260,000	Dick's Sporting Goods Inc 4.10%, 01/15/2052	900,354
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,086,023
	DR Horton Inc
675,000	5.00%, 10/15/2034	667,335
400,000	5.50%, 10/15/2035	407,302
	Ferrellgas LP / Ferrellgas Finance Corp(b)
929,000	5.38%, 04/01/2026	920,180
702,000	5.88%, 04/01/2029	649,469
50,000	Flutter Treasury Designated Activity Co(b) 5.88%, 06/04/2031	50,375
	Ford Motor Credit Co LLC
620,000	7.35%, 03/06/2030	654,496
175,000	6.05%, 11/05/2031	174,097
175,000	6.50%, 02/07/2035(f)	174,758
570,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b)(f) 11.50%, 08/15/2029	557,722
650,000	Great Canadian Gaming Corp / Raptor LLC(b) 8.75%, 11/15/2029	636,233
950,000	HBC US Holdings LLC(b) 11.00%, 12/15/2029	356,250
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	484,216
140,000	3.63%, 02/15/2032	126,820
	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b)
105,000	4.88%, 07/01/2031	96,753
280,000	6.63%, 01/15/2032	284,348
1,415,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	1,227,512
	Light & Wonder International Inc(b)
900,000	7.00%, 05/15/2028	902,622
15,000	7.25%, 11/15/2029	15,454
395,000	7.50%, 09/01/2031	413,333
	Marriott International Inc
520,000	5.30%, 05/15/2034	526,295
1,300,000	5.50%, 04/15/2037	1,300,215
255,000	Marriott Ownership Resorts Inc(b)(f) 4.50%, 06/15/2029	244,904

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
484,000	Melco Resorts Finance Ltd(b) 5.38%, 12/04/2029	$ 452,255
	Meritage Homes Corp
771,000	3.88%, 04/15/2029(b)	742,883
2,255,000	5.65%, 03/15/2035	2,261,404
1,415,000	Merlin Entertainments Group US Holdings Inc(b) 7.38%, 02/15/2031	1,264,464
	NCL Corp Ltd(b)
102,000	5.88%, 03/15/2026	102,127
40,000	8.13%, 01/15/2029	42,167
505,000	6.75%, 02/01/2032	515,922
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	142,278
40,000	New Home Co Inc(b) 8.50%, 11/01/2030	40,739
894,000	Newell Brands Inc 6.63%, 09/15/2029	884,942
480,000	Nissan Motor Acceptance Co LLC(b) 7.05%, 09/15/2028	490,325
655,000	Ontario Gaming GTA LP / OTG Co-Issuer Inc(b) 8.00%, 08/01/2030	657,180
700,000	PetSmart Inc / PetSmart Finance Corp(b) 7.75%, 02/15/2029	680,219
25,000	QXO Building Products Inc(b) 6.75%, 04/30/2032	25,755
	Royal Caribbean Cruises Ltd(b)
50,000	4.25%, 07/01/2026	49,748
1,580,000	5.50%, 04/01/2028	1,599,660
1,290,000	5.63%, 09/30/2031	1,297,881
410,000	6.25%, 03/15/2032	421,431
1,555,000	6.00%, 02/01/2033	1,584,976
1,090,000	Stellantis Finance US Inc(b) 6.45%, 03/18/2035	1,095,321
350,000	Toll Brothers Finance Corp 5.60%, 06/15/2035	352,789
	Travel + Leisure Co
50,000	6.00%, 04/01/2027	50,444
655,000	4.50%, 12/01/2029(b)	633,031
340,000	4.63%, 03/01/2030(b)	325,974
245,000	4.63%, 03/01/2030	234,893
155,000	Under Armour Inc(b) 7.25%, 07/15/2030	156,969
	United Airlines Pass Through Trust
	Series 2023-1 Class A
1,432,971	5.80%, 01/15/2036	1,461,641
	Series 2023-1 Class AA
356,867	5.45%, 02/15/2037	360,157
1,325,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b)(f) 9.50%, 06/01/2028	1,361,825
	Warnermedia Holdings Inc
2,415,000	4.28%, 03/15/2032(f)	1,796,156
375,000	5.05%, 03/15/2042	221,025
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Whirlpool Corp
175,000	6.13%, 06/15/2030	$ 176,538
190,000	6.50%, 06/15/2033	190,608
430,000	Windsor Holdings III LLC(b) 8.50%, 06/15/2030	460,800
	Yum! Brands Inc
1,360,000	3.63%, 03/15/2031	1,255,276
255,000	4.63%, 01/31/2032	245,507
	ZF North America Capital Inc(b)
340,000	6.88%, 04/14/2028	341,028
190,000	7.13%, 04/14/2030	185,771
345,000	6.75%, 04/23/2030	331,308
525,000	6.88%, 04/23/2032	485,226
		52,158,445
Consumer, Non-Cyclical — 5.22%
500,000	Adani Ports & Special Economic Zone Ltd(b) 4.38%, 07/03/2029	471,183
	Ashtead Capital Inc(b)
905,000	5.50%, 08/11/2032	916,522
220,000	5.55%, 05/30/2033	222,184
1,680,000	5.95%, 10/15/2033	1,740,107
685,000	5.80%, 04/15/2034	701,067
325,000	Avantor Funding Inc(b) 4.63%, 07/15/2028	319,137
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	647,817
10,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	10,438
1,135,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	957,424
	Block Inc
525,000	3.50%, 06/01/2031	481,566
480,000	6.50%, 05/15/2032	495,227
852,000	Boost Newco Borrower LLC(b) 7.50%, 01/15/2031	904,411
	Centene Corp
40,000	2.45%, 07/15/2028	37,145
1,845,000	4.63%, 12/15/2029	1,794,507
545,000	3.38%, 02/15/2030	501,963
720,000	3.00%, 10/15/2030	643,335
680,000	2.50%, 03/01/2031	585,471
1,070,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	1,034,183
419	Chobani Holdco II LLC(b)(g) 9.50%, 10/01/2029 PIK rate, 9.50%	449
	CHS / Community Health Systems Inc(b)
800,000	5.25%, 05/15/2030	709,398
886,000	4.75%, 02/15/2031	757,426
985,000	Cimpress PLC(b) 7.38%, 09/15/2032	940,185

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
805,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b) 6.63%, 07/15/2030	$ 823,435
768,000	CVS Health Corp 6.75%, 12/10/2054	769,672
1,450,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	1,323,493
240,000	DP World Ltd(b) 6.85%, 07/02/2037	261,364
2,430,000	Elevance Health Inc 5.20%, 02/15/2035	2,455,433
635,000	Endo Finance Holdings Inc(b)(f) 8.50%, 04/15/2031	672,184
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	595,039
675,000	Garda World Security Corp(b) 8.38%, 11/15/2032	693,366
	Global Payments Inc
220,000	5.30%, 08/15/2029	223,973
255,000	2.90%, 05/15/2030	234,445
775,000	5.40%, 08/15/2032(f)	791,073
705,000	Grifols SA(b) 4.75%, 10/15/2028	677,736
	HCA Inc
2,715,000	5.50%, 06/01/2033	2,779,648
1,200,000	5.60%, 04/01/2034	1,227,777
580,000	5.45%, 09/15/2034	585,020
665,000	5.13%, 06/15/2039	625,419
171,000	6.00%, 04/01/2054	167,289
620,000	Herbalife Nutrition Ltd / HLF Financing Inc(b) 7.88%, 09/01/2025	620,190
260,000	Herc Holdings Inc(b) 7.25%, 06/15/2033	272,428
330,000	Hologic Inc(b) 3.25%, 02/15/2029	314,474
945,000	Icon Investments Six Designated Activity Co 6.00%, 05/08/2034	965,771
1,675,000	Imperial Brands Finance PLC(b) 5.63%, 07/01/2035	1,680,685
	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL
260,000	3.00%, 02/02/2029	247,008
825,000	3.75%, 12/01/2031	767,656
415,000	6.75%, 03/15/2034	453,041
445,000	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b) 5.50%, 01/15/2036	445,654
630,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	652,667
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Kronos Acquisition Holdings Inc(b)
755,000	8.25%, 06/30/2031	$ 685,602
970,000	10.75%, 06/30/2032	704,752
	LifePoint Health Inc(b)
1,165,000	9.88%, 08/15/2030	1,260,189
365,000	10.00%, 06/01/2032	376,558
355,000	Mars Inc(b) 5.20%, 03/01/2035	359,253
610,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	626,643
	Molina Healthcare Inc(b)
435,000	4.38%, 06/15/2028	425,178
785,000	3.88%, 05/15/2032	714,514
290,000	6.25%, 01/15/2033	295,191
90,000	Opal Bidco SAS(b) 6.50%, 03/31/2032	91,855
1,060,000	Philip Morris International Inc 4.90%, 11/01/2034	1,054,953
	Pilgrim's Pride Corp
1,710,000	4.25%, 04/15/2031	1,648,651
840,000	3.50%, 03/01/2032	756,212
995,000	6.25%, 07/01/2033	1,051,994
	Post Holdings Inc(b)
355,000	4.50%, 09/15/2031	329,514
875,000	6.25%, 02/15/2032	899,224
565,000	6.38%, 03/01/2033	570,151
635,000	Prime Healthcare Services Inc(b) 9.38%, 09/01/2029	630,238
685,000	Prime Security Services Borrower LLC / Prime Finance Inc(b) 6.25%, 01/15/2028	686,073
405,000	Primo Water Holdings Inc / Triton Water Holdings Inc(b) 6.25%, 04/01/2029	407,823
720,000	Quest Diagnostics Inc 6.40%, 11/30/2033	788,854
200,000	Sigma Holdco BV(b) 7.88%, 05/15/2026	200,002
985,000	Smith & Nephew PLC 5.40%, 03/20/2034	999,033
545,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	495,067
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	128,513
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	619,640
395,000	EUR, 7.88%, 09/15/2031	553,736
	Teva Pharmaceutical Finance Netherlands III BV
424,000	3.15%, 10/01/2026	415,764
385,000	5.13%, 05/09/2029(f)	387,218
605,000	7.88%, 09/15/2029	659,978
890,000	8.13%, 09/15/2031(f)	1,007,800
335,000	6.00%, 12/01/2032	342,109

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
4,740,000	4.10%, 10/01/2046	$ 3,408,778
715,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	727,824
215,000	TriNet Group Inc(b) 3.50%, 03/01/2029	202,047
	United Rentals North America Inc
220,000	3.75%, 01/15/2032	202,083
1,120,000	6.13%, 03/15/2034(b)	1,153,626
	Universal Health Services Inc
1,182,000	2.65%, 01/15/2032	1,003,308
265,000	5.05%, 10/15/2034	252,868
		63,319,901
Energy — 6.78%
1,455,000	Aker BP ASA(b) 5.13%, 10/01/2034	1,396,986
640,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 8.63%, 06/15/2029	680,242
486,476	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	466,105
265,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 6.63%, 02/01/2032	273,705
240,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 6.63%, 07/15/2033	243,479
300,000	Azule Energy Finance PLC(b) 8.13%, 01/23/2030	296,400
1,485,000	BP Capital Markets PLC(h) 4.88%, Perpetual	1,469,611
360,000	Buckeye Partners LP(b) 6.75%, 02/01/2030	373,693
2,730,000	Canadian Natural Resources Ltd(b) 5.40%, 12/15/2034	2,712,294
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	108,823
1,980,000	4.00%, 03/01/2031	1,884,132
285,000	3.25%, 01/31/2032	255,484
530,000	5.95%, 06/30/2033	553,233
	Civitas Resources Inc(b)
390,000	8.38%, 07/01/2028	399,325
170,000	8.63%, 11/01/2030	172,591
715,000	Columbia Pipelines Operating Co LLC(b) 6.04%, 11/15/2033	750,237
240,000	Constellation Oil Services Holding SA(b)(f) 9.38%, 11/07/2029	244,200
	Continental Resources Inc
100,000	4.38%, 01/15/2028	98,601
5,215,000	5.75%, 01/15/2031(b)	5,264,980
Principal Amount(a)		Fair Value
Energy — (continued)
2,375,000	2.88%, 04/01/2032(b)	$ 1,996,621
680,000	Coronado Finance Pty Ltd(b)(f) 9.25%, 10/01/2029	507,042
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	861,647
90,000	Diamondback Energy Inc 5.55%, 04/01/2035	90,977
	Ecopetrol SA
161,000	4.63%, 11/02/2031	135,976
190,000	8.88%, 01/13/2033	196,005
425,000	8.38%, 01/19/2036	410,068
900,000	Enbridge Inc 8.50%, 01/15/2084	1,002,031
	Energean Israel Finance Ltd(b)
650,000	5.38%, 03/30/2028	618,313
655,000	5.88%, 03/30/2031	603,238
	Energy Transfer LP
928,000	6.50%, Perpetual(h)	932,146
540,000	5.75%, 02/15/2033	560,517
2,450,000	6.55%, 12/01/2033	2,658,160
170,000	5.55%, 05/15/2034	172,103
750,000	5.60%, 09/01/2034	761,711
505,000	5.70%, 04/01/2035	514,390
	EQT Corp
635,000	7.00%, 02/01/2030	688,365
2,080,000	3.63%, 05/15/2031(b)	1,927,932
1,385,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	1,231,027
111,000	FS Luxembourg SARL(b) 8.63%, 06/25/2033	109,474
1,195,000	Genesis Energy LP / Genesis Energy Finance Corp 8.88%, 04/15/2030	1,268,828
346,000	Geopark Ltd(b) 8.75%, 01/31/2030	304,480
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	73,366
630,000	Gulfport Energy Operating Corp(b) 6.75%, 09/01/2029	645,657
1,160,000	Harbour Energy PLC(b) 6.33%, 04/01/2035	1,153,185
740,000	Helix Energy Solutions Group Inc(b) 9.75%, 03/01/2029	782,836
2,790,000	Helmerich & Payne Inc(b)(f) 5.50%, 12/01/2034	2,543,589
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	379,782
1,085,000	HF Sinclair Corp 6.25%, 01/15/2035	1,101,346
578,000	Hilcorp Energy I LP / Hilcorp Finance Co(b) 6.00%, 02/01/2031	557,411

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
1,120,000	International Petroleum Corp(b) 7.25%, 02/01/2027	$ 1,120,700
311,000	KazMunayGas National Co JSC(b) 6.38%, 10/24/2048	287,275
630,000	Kimmeridge Texas Gas LLC(b) 8.50%, 02/15/2030	652,014
870,000	Kraken Oil & Gas Partners LLC(b) 7.63%, 08/15/2029	854,711
	Leviathan Bond Ltd(b)
30,000	6.50%, 06/30/2027	29,746
231,000	6.75%, 06/30/2030	227,304
1,155,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.88%, 12/01/2032	1,163,167
	Matador Resources Co(b)
110,000	6.88%, 04/15/2028(f)	112,170
65,000	6.50%, 04/15/2032	65,034
1,315,000	Nabors Industries Inc(b) 7.38%, 05/15/2027	1,298,560
	NGL Energy Operating LLC / NGL Energy Finance Corp(b)
155,000	8.13%, 02/15/2029	156,597
910,000	8.38%, 02/15/2032	912,733
40,000	Northern Oil & Gas Inc(b) 8.13%, 03/01/2028	40,355
990,000	Occidental Petroleum Corp 6.20%, 03/15/2040	968,685
205,000	ONEOK Inc(b) 6.50%, 09/01/2030	219,012
120,000	Ovintiv Inc 6.50%, 08/15/2034	124,539
295,000	Parkland Corp(b) 6.63%, 08/15/2032	301,514
	Pertamina Persero PT(b)
736,000	2.30%, 02/09/2031	639,291
318,000	6.45%, 05/30/2044	325,186
	Petroleos de Venezuela SA(i)
5,373,000	6.00%, 05/16/2024	672,665
1,800,000	6.00%, 05/16/2024(b)	225,312
	Petroleos Mexicanos
954,000	6.50%, 03/13/2027	947,372
1,613,000	5.35%, 02/12/2028	1,548,870
505,000	6.84%, 01/23/2030(f)	487,878
426,000	6.70%, 02/16/2032	395,787
600,000	7.69%, 01/23/2050	471,951
	Petronas Capital Ltd(b)
837,000	3.50%, 04/21/2030	803,653
911,000	5.85%, 04/03/2055	923,758
	Plains All American Pipeline LP / PAA Finance Corp
495,000	3.55%, 12/15/2029	473,150
780,000	3.80%, 09/15/2030	745,464
988,000	QatarEnergy(b) 2.25%, 07/12/2031	864,875
Principal Amount(a)		Fair Value
Energy — (continued)
500,000	Sanchez Energy Corp(i)(j) 0.00%, 02/15/2024	$ 5,000
839,000	Sempra Infrastructure Partners LP(b) 3.25%, 01/15/2032	714,624
585,000	SM Energy Co(b) 6.75%, 08/01/2029	582,849
1,250,000	South Bow Canadian Infrastructure Holdings Ltd(b)(f) 7.50%, 03/01/2055	1,289,684
445,000	South Bow USA Infrastructure Holdings LLC(b) 5.58%, 10/01/2034	440,310
	Targa Resources Corp
725,000	6.13%, 03/15/2033	764,080
1,610,000	6.50%, 03/30/2034	1,730,116
70,000	5.50%, 02/15/2035	70,245
935,000	5.55%, 08/15/2035	939,730
440,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	410,075
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	530,065
240,000	Tidewater Inc(b) 9.13%, 07/15/2030	246,926
	Transocean Inc(b)
155,000	8.25%, 05/15/2029	143,304
456,000	8.75%, 02/15/2030	468,925
525,000	8.50%, 05/15/2031	468,640
	Var Energi ASA(b)
670,000	8.00%, 11/15/2032	759,330
260,000	6.50%, 05/22/2035	268,880
	Venture Global Calcasieu Pass LLC(b)
320,000	6.25%, 01/15/2030	330,040
2,324,000	4.13%, 08/15/2031	2,151,076
	Venture Global LNG Inc(b)
945,000	9.00%, Perpetual(h)	918,728
205,000	8.38%, 06/01/2031	212,920
1,100,000	9.88%, 02/01/2032	1,187,959
275,000	Viper Energy Inc(b) 7.38%, 11/01/2031	291,798
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	502,505
120,000	4.05%, 02/01/2030	115,407
1,580,000	6.15%, 04/01/2033	1,644,319
55,000	5.45%, 04/01/2044	47,944
280,000	5.30%, 03/01/2048	233,662
35,000	5.50%, 08/15/2048	29,969
1,200,000	5.25%, 02/01/2050	1,009,233
	Whistler Pipeline LLC(b)
250,000	5.70%, 09/30/2031	254,859
280,000	5.95%, 09/30/2034	283,603
2,445,000	Williams Cos Inc 5.15%, 03/15/2034	2,439,383

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
264,000	YPF SA(b) 9.50%, 01/17/2031	$ 278,133
		82,255,993
Financial — 11.34%
	Acrisure LLC / Acrisure Finance Inc(b)
365,000	8.25%, 02/01/2029	377,719
1,130,000	6.00%, 08/01/2029	1,098,574
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028	155,182
485,000	6.15%, 09/30/2030	517,217
480,000	5.38%, 12/15/2031	490,548
2,005,000	3.30%, 01/30/2032	1,816,510
2,425,000	3.40%, 10/29/2033	2,138,459
1,300,000	4.95%, 09/10/2034	1,271,624
481,000	6.95%, 03/10/2055	499,850
580,000	6.50%, 01/31/2056	580,924
100,000	AGFC Capital Trust I(b)(c) 6.27%, 01/15/2067 3-mo. SOFR + 2.01%	69,250
430,000	Agile Group Holdings Ltd(i) 6.05%, 10/13/2025	25,112
200,000	AIB Group PLC(b) 6.61%, 09/13/2029	211,591
640,000	Air Lease Corp(h) 4.65%, Perpetual	636,311
	Aircastle Ltd
1,210,000	4.25%, 06/15/2026	1,204,566
195,000	5.95%, 02/15/2029(b)	201,448
	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b)
260,000	5.25%, 03/15/2030	262,142
450,000	5.75%, 10/01/2031	462,370
545,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b) 6.50%, 10/01/2031	555,136
	Allianz SE(b)
800,000	6.35%, 09/06/2053	837,551
375,000	5.60%, 09/03/2054	373,806
870,000	Allstate Corp(c) 7.53%, 08/15/2053 3-mo. SOFR + 3.20%	869,679
990,000	Ally Financial Inc 5.54%, 01/17/2031	1,003,911
1,425,000	American Express Co 5.63%, 07/28/2034	1,457,186
2,675,000	American Tower Corp REIT 5.90%, 11/15/2033	2,822,136
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027	239,900
250,000	3.75%, 07/15/2027	240,382
730,000	Apollo Debt Solutions BDC 6.90%, 04/13/2029	762,018
Principal Amount(a)		Fair Value
Financial — (continued)
1,145,000	Apollo Global Management Inc 6.00%, 12/15/2054	$ 1,116,530
	Arthur J Gallagher & Co
115,000	5.00%, 02/15/2032(f)	116,551
245,000	5.45%, 07/15/2034	250,469
300,000	5.15%, 02/15/2035	300,141
845,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	776,025
1,150,000	Athene Global Funding(b) 2.55%, 11/19/2030	1,025,036
385,000	Athene Holding Ltd 3.50%, 01/15/2031	362,404
	Aviation Capital Group LLC(b)
385,000	3.50%, 11/01/2027	375,171
95,000	6.25%, 04/15/2028	98,933
1,145,000	6.75%, 10/25/2028	1,216,996
45,000	5.38%, 07/15/2029	45,826
460,000	5.13%, 04/10/2030	464,344
475,000	6.38%, 07/15/2030	503,637
400,000	Avolon Holdings Funding Ltd(b) 5.38%, 05/30/2030	407,465
390,000	Azorra Finance Ltd(b) 7.25%, 01/15/2031	398,160
	Banco de Credito del Peru S.A.
823,000	3.13%, 07/01/2030(b)	823,000
211,000	3.13%, 07/01/2030	211,000
172,000	6.45%, 07/30/2035(b)	175,440
362,000	Banco de Credito e Inversiones SA(b)(h) 8.75%, Perpetual	381,921
314,000	Banco Mercantil del Norte SA(b)(h) 6.63%, Perpetual	291,327
	Bank of America Corp
755,000	5.29%, 04/25/2034	770,125
1,770,000	5.87%, 09/15/2034	1,867,810
1,495,000	5.52%, 10/25/2035	1,495,014
2,255,000	5.74%, 02/12/2036	2,291,391
435,000	2.48%, 09/21/2036	368,597
2,345,000	3.85%, 03/08/2037	2,145,896
1,015,000	Bank of New York Mellon Corp(h) 4.70%, Perpetual	1,012,198
695,000	Barclays PLC 7.44%, 11/02/2033	788,790
302,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	290,222
665,000	BGC Group Inc(b) 6.15%, 04/02/2030	674,246
880,000	Blackstone Private Credit Fund 6.00%, 11/22/2034	860,510
140,000	Blue Owl Credit Income Corp 6.65%, 03/15/2031	143,991
	Blue Owl Finance LLC
1,015,000	3.13%, 06/10/2031	901,271
1,265,000	6.25%, 04/18/2034	1,301,630

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
900,000	BPCE SA(b) 7.00%, 10/19/2034	$ 988,768
570,000	Broadstreet Partners Inc(b) 5.88%, 04/15/2029	563,308
260,000	Brookfield Asset Management Ltd 5.80%, 04/24/2035	266,789
235,000	Brown & Brown Inc 5.55%, 06/23/2035	239,638
395,000	CaixaBank SA(b) 5.58%, 07/03/2036	399,052
425,000	Capital Farm Credit ACA(b)(h) 5.00%, Perpetual	414,375
	Capital One Financial Corp
430,000	2.36%, 07/29/2032	364,651
905,000	6.38%, 06/08/2034	963,466
	Central China Real Estate Ltd(i)
190,000	7.25%, 04/28/2025	8,075
205,000	7.50%, 07/14/2025	8,815
200,000	CIFI Holdings Group Co Ltd(i) 6.00%, 07/16/2025	19,400
	Citadel LP(b)
270,000	6.00%, 01/23/2030	279,153
200,000	6.38%, 01/23/2032	208,845
	Citigroup Inc
1,370,000	3.88%, Perpetual(h)	1,351,139
920,000	6.27%, 11/17/2033	990,630
299,000	6.17%, 05/25/2034	313,002
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	484,207
110,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	97,294
1,300,000	Corebridge Financial Inc 6.38%, 09/15/2054	1,295,684
1,272,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,149,305
400,000	Country Garden Holdings Co Ltd(i) 3.30%, 01/12/2031	29,808
1,095,000	Credit Agricole SA(b) 6.25%, 01/10/2035	1,138,588
1,040,000	Deutsche Bank AG 5.40%, 09/11/2035	1,034,217
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	956,235
185,000	EPR Properties REIT 3.60%, 11/15/2031	168,046
1,130,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	1,165,118
905,000	Fifth Third Bancorp 4.34%, 04/25/2033	863,916
	Freedom Mortgage Holdings LLC(b)
150,000	9.13%, 05/15/2031	154,617
80,000	8.38%, 04/01/2032	80,862
Principal Amount(a)		Fair Value
Financial — (continued)
565,000	Gaci First Investment Co 4.88%, 02/14/2035	$ 552,965
	Global Atlantic Fin Co(b)
195,000	4.40%, 10/15/2029	189,255
360,000	3.13%, 06/15/2031	319,739
605,000	7.95%, 06/15/2033	685,260
280,000	7.95%, 10/15/2054	291,502
165,000	GLP Capital LP / GLP Financing II Inc REIT 6.75%, 12/01/2033	176,247
1,310,000	Goldman Sachs Group Inc 5.33%, 07/23/2035	1,321,389
1,047,000	HA Sustainable Infrastructure Capital Inc 6.38%, 07/01/2034	1,047,065
1,400,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,385,702
145,000	HUB International Ltd(b) 7.38%, 01/31/2032	151,718
	Huntington Bancshares Inc
765,000	5.71%, 02/02/2035	781,781
85,000	6.14%, 11/18/2039	86,649
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
636,000	5.25%, 05/15/2027	616,240
665,000	10.00%, 11/15/2029(b)	658,366
255,000	ING Groep NV 6.11%, 09/11/2034	271,084
310,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	300,313
2,075,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	2,046,618
	Jefferies Financial Group Inc
845,000	5.88%, 07/21/2028	876,345
1,040,000	6.20%, 04/14/2034	1,087,858
	JPMorgan Chase & Co
1,910,000	6.50%, Perpetual(h)	1,972,598
610,000	5.72%, 09/14/2033	635,801
615,000	6.25%, 10/23/2034	668,407
	Kaisa Group Holdings Ltd(i)
1,015,000	9.38%, 06/30/2024	43,138
1,200,000	11.25%, 04/16/2025	51,000
1,110,000	KeyCorp 6.40%, 03/06/2035	1,184,042
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,061,029
1,610,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	1,567,816
200,000	Logan Group Co Ltd(i) 4.25%, 07/12/2025	13,000
	Macquarie Airfinance Holdings Ltd(b)
680,000	5.20%, 03/27/2028	687,577
65,000	6.40%, 03/26/2029	67,857
200,000	5.15%, 03/17/2030	199,866
140,000	6.50%, 03/26/2031	148,164
1,420,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,419,549

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
600,000	MBIA Insurance Corp(b)(c)(i) 15.78%, 01/15/2033 3-mo. SOFR + 11.52%	$ 24,000
	MetLife Inc
915,000	3.85%, Perpetual(h)	910,273
245,000	9.25%, 04/08/2038(b)	290,883
915,000	10.75%, 08/01/2039	1,223,753
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	975,690
	Morgan Stanley
925,000	6.34%, 10/18/2033	1,004,280
1,610,000	5.42%, 07/21/2034(f)	1,649,288
1,590,000	5.83%, 04/19/2035	1,665,778
1,480,000	2.48%, 09/16/2036	1,257,608
435,000	5.30%, 04/20/2037	433,384
4,063,000	5.95%, 01/19/2038	4,179,801
145,000	5.94%, 02/07/2039	148,829
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,546,461
1,015,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	1,030,826
950,000	NatWest Group PLC 6.48%, 06/01/2034	994,626
	Navient Corp
35,000	6.75%, 06/15/2026	35,421
675,000	5.00%, 03/15/2027	672,258
	Nippon Life Insurance Co(b)
805,000	6.25%, 09/13/2053	828,321
125,000	6.50%, 04/30/2055	129,398
1,094,000	Office Properties Income Trust REIT(b) 9.00%, 09/30/2029	789,238
1,330,000	OneMain Finance Corp 7.13%, 11/15/2031	1,383,831
85,000	Panther Escrow Issuer LLC(b) 7.13%, 06/01/2031	88,294
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	567,161
385,000	Phoenix Aviation Capital Ltd(b) 9.25%, 07/15/2030	398,759
1,365,000	PNC Financial Services Group Inc 5.58%, 01/29/2036	1,406,864
240,000	Port Of Spain Waterfront Development 7.88%, 02/19/2040	238,488
	Prudential Financial Inc
338,000	5.13%, 03/01/2052	326,888
560,000	6.75%, 03/01/2053	586,632
485,000	6.50%, 03/15/2054	498,216
935,000	Reinsurance Group of America Inc 6.65%, 09/15/2055	931,917
290,000	Rocket Cos Inc(b) 6.38%, 08/01/2033	296,728
Principal Amount(a)		Fair Value
Financial — (continued)
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
3,835,000	2.88%, 10/15/2026	$ 3,740,159
900,000	3.63%, 03/01/2029	855,234
375,000	3.88%, 03/01/2031	347,632
2,160,000	4.00%, 10/15/2033	1,932,483
1,030,000	Safehold GL Holdings LLC REIT 5.65%, 01/15/2035	1,029,045
590,000	Service Properties Trust REIT 4.95%, 02/15/2027	582,361
	Shimao Group Holdings Ltd(i)
235,000	5.60%, 07/15/2026	11,705
400,000	3.45%, 01/11/2031	19,696
400,000	Sino-Ocean Land Treasure IV Ltd(i) 4.75%, 01/14/2030	32,006
1,220,000	Societe Generale SA(b) 6.07%, 01/19/2035	1,256,544
360,000	Standard Chartered PLC(b) 3.27%, 02/18/2036	324,421
	State Street Corp
675,000	6.70%, Perpetual(h)	704,897
525,000	6.12%, 11/21/2034	560,824
1,525,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,363,607
	Sunac China Holdings Ltd(b)(i)
59,326	6.00%, 09/30/2025 PIK rate, 6.00%	7,193
59,470	6.25%, 09/30/2026 PIK rate, 6.25%	7,211
119,232	6.50%, 09/30/2027 PIK rate, 6.50%	14,457
179,282	6.75%, 09/30/2028 PIK rate, 6.75%	21,738
179,716	7.00%, 09/30/2029 PIK rate, 7.00%	21,791
84,635	7.25%, 09/30/2030 PIK rate, 7.25%	10,262
	Synchrony Financial
585,000	5.94%, 08/02/2030(f)	601,075
335,000	5.45%, 03/06/2031	337,921
843,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	818,216
405,000	Times China Holdings Ltd(i) 6.20%, 03/22/2026	13,770
505,000	Toronto-Dominion Bank 8.13%, 10/31/2082	527,426
	Truist Financial Corp
565,000	5.12%, 01/26/2034	565,353
280,000	5.87%, 06/08/2034	292,513
	UBS Group AG(b)
75,000	9.25%, Perpetual(h)	86,731
675,000	6.44%, 08/11/2028	701,373
745,000	5.62%, 09/13/2030	773,592
1,080,000	4.99%, 08/05/2033	1,076,483

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
975,000	6.54%, 08/12/2033	$ 1,060,494
250,000	9.02%, 11/15/2033	309,095
925,000	5.70%, 02/08/2035	960,793
	UniCredit SpA(b)
600,000	3.13%, 06/03/2032	543,358
400,000	5.86%, 06/19/2032	403,133
280,000	5.46%, 06/30/2035	278,381
1,150,000	VICI Properties LP / VICI Note Co Inc REIT(b) 3.88%, 02/15/2029	1,112,461
1,920,000	VICI Properties LP REIT 5.13%, 05/15/2032	1,912,932
	Wells Fargo & Co
890,000	3.90%, Perpetual(h)	880,878
935,000	5.39%, 04/24/2034	956,736
	Yuzhou Group Holdings Co Ltd(i)
315,000	7.70%, 02/20/2025	22,248
200,000	8.30%, 05/27/2025	14,500
200,000	7.85%, 08/12/2026	13,872
		137,616,606
Industrial — 4.56%
445,000	Amrize Finance US LLC(b) 5.40%, 04/07/2035	451,524
	Axon Enterprise Inc(b)
205,000	6.13%, 03/15/2030	210,814
100,000	6.25%, 03/15/2033	102,966
2,480,000	BAE Systems PLC(b) 5.30%, 03/26/2034	2,535,235
965,000	BNSF Funding Trust I 6.61%, 12/15/2055	968,194
	Boeing Co
1,035,000	5.15%, 05/01/2030	1,053,733
1,297,000	3.63%, 02/01/2031	1,221,935
265,000	6.39%, 05/01/2031	284,794
1,190,000	6.53%, 05/01/2034	1,292,969
928,000	5.71%, 05/01/2040	916,807
2,905,000	5.81%, 05/01/2050	2,785,897
1,380,000	6.86%, 05/01/2054	1,510,708
605,000	5.93%, 05/01/2060	575,090
395,000	7.01%, 05/01/2064	433,847
	Builders FirstSource Inc(b)
870,000	6.38%, 03/01/2034	886,593
35,000	6.75%, 05/15/2035	36,036
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(h)	978,662
500,000	7.20%, Perpetual(h)	505,125
1,455,000	5.20%, 09/17/2030	1,451,583
640,000	3.88%, 07/11/2031(f)	590,001
965,000	Cornerstone Building Brands Inc(b) 9.50%, 08/15/2029	887,145
867,000	DAE Funding LLC(b) 3.38%, 03/20/2028	832,308
860,000	FTAI Aviation Investors LLC(b) 7.00%, 06/15/2032	887,974
Principal Amount(a)		Fair Value
Industrial — (continued)
897,000	Georgian Railway JSC(b) 4.00%, 06/17/2028	$ 808,108
	GFL Environmental Inc(b)
380,000	4.38%, 08/15/2029	368,994
565,000	6.75%, 01/15/2031	591,229
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	699,181
1,075,000	Graham Packaging Co Inc(b) 7.13%, 08/15/2028	1,073,015
281,000	IHS Holding Ltd(b) 8.25%, 11/29/2031	283,454
2,355,000	Ingersoll Rand Inc 5.70%, 08/14/2033	2,466,154
1,325,000	Jabil Inc 3.00%, 01/15/2031	1,208,005
	JH North America Holdings Inc(b)
712,000	5.88%, 01/31/2031	718,217
2,210,000	6.13%, 07/31/2032	2,246,695
	L3Harris Technologies Inc
1,000,000	5.40%, 07/31/2033	1,027,179
1,445,000	5.35%, 06/01/2034	1,477,030
1,529,000	LSB Industries Inc(b) 6.25%, 10/15/2028	1,517,861
1,220,000	Mauser Packaging Solutions Holding Co(b) 9.25%, 04/15/2027	1,211,446
555,000	Maxam Prill SARL(b) 7.75%, 07/15/2030	555,984
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	597,391
930,000	Nordson Corp 5.80%, 09/15/2033	982,276
	Owens Corning
1,390,000	5.70%, 06/15/2034	1,443,657
1,127,000	7.00%, 12/01/2036	1,264,313
	Quikrete Holdings Inc(b)
1,650,000	6.38%, 03/01/2032	1,696,728
150,000	6.75%, 03/01/2033	154,774
1,136,000	Regal Rexnord Corp 6.40%, 04/15/2033	1,199,394
290,000	Sealed Air Corp(b)(f) 6.50%, 07/15/2032	300,516
1,220,000	Sensata Technologies BV(b)(f) 4.00%, 04/15/2029	1,160,319
	Sensata Technologies Inc(b)
50,000	4.38%, 02/15/2030	47,735
245,000	3.75%, 02/15/2031	223,323
	SMBC Aviation Capital Finance Designated Activity Co(b)
415,000	5.45%, 05/03/2028	424,252
805,000	5.10%, 04/01/2030	816,651
790,000	Sonoco Products Co 5.00%, 09/01/2034	768,404
	TD SYNNEX Corp
985,000	1.75%, 08/09/2026	952,359
1,530,000	6.10%, 04/12/2034	1,610,240

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	$ 245,733
485,000	TransDigm Inc(b) 6.88%, 12/15/2030	503,230
1,775,000	Trimble Inc 6.10%, 03/15/2033	1,885,698
	Trivium Packaging Finance BV(b)
90,000	8.25%, 07/15/2030	95,174
395,000	12.25%, 01/15/2031	423,414
969,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	938,555
		55,386,628
Technology — 3.20%
	AppLovin Corp
540,000	5.13%, 12/01/2029	547,029
410,000	5.38%, 12/01/2031	417,205
1,640,000	5.50%, 12/01/2034	1,665,085
1,595,000	Atlassian Corp 5.50%, 05/15/2034	1,637,830
	Booz Allen Hamilton Inc
245,000	3.88%, 09/01/2028(b)	236,761
555,000	4.00%, 07/01/2029(b)	533,156
510,000	5.95%, 08/04/2033	523,522
	Broadcom Inc(b)
3,980,000	3.47%, 04/15/2034	3,555,307
575,000	3.14%, 11/15/2035	484,978
24,000	3.19%, 11/15/2036	19,896
1,791,000	4.93%, 05/15/2037	1,738,208
	CDW LLC / CDW Finance Corp
235,000	3.28%, 12/01/2028	224,305
995,000	3.25%, 02/15/2029	942,571
1,575,000	3.57%, 12/01/2031	1,449,667
1,195,000	5.55%, 08/22/2034	1,191,696
760,000	Cloud Software Group Inc(b) 9.00%, 09/30/2029	787,759
461,000	Consensus Cloud Solutions Inc(b) 6.50%, 10/15/2028	458,652
	Entegris Inc(b)
1,850,000	4.75%, 04/15/2029	1,829,484
595,000	3.63%, 05/01/2029	563,897
875,000	Fair Isaac Corp(b) 6.00%, 05/15/2033	883,020
1,440,000	Fiserv Inc 5.63%, 08/21/2033	1,497,298
1,280,000	Foundry JV Holdco LLC(b) 5.88%, 01/25/2034	1,300,644
	Gartner Inc(b)
445,000	3.63%, 06/15/2029	423,092
445,000	3.75%, 10/01/2030	416,412
370,000	Helios Software Holdings Inc / ION Corporate Solutions Finance SARL(b) 8.75%, 05/01/2029	380,599
75,000	Insight Enterprises Inc(b) 6.63%, 05/15/2032	77,260
Principal Amount(a)		Fair Value
Technology — (continued)
	Leidos Inc
100,000	4.38%, 05/15/2030	$ 98,527
230,000	2.30%, 02/15/2031	201,250
330,000	5.40%, 03/15/2032	336,815
915,000	5.75%, 03/15/2033	953,250
665,000	5.50%, 03/15/2035	675,138
	Micron Technology Inc
1,880,000	5.88%, 09/15/2033	1,964,049
840,000	6.05%, 11/01/2035	879,114
	MSCI Inc(b)
1,212,000	3.63%, 09/01/2030	1,136,788
200,000	3.25%, 08/15/2033	175,266
	NetApp Inc
550,000	5.50%, 03/17/2032	566,518
500,000	5.70%, 03/17/2035	513,482
	Open Text Corp(b)
215,000	6.90%, 12/01/2027	222,591
95,000	3.88%, 02/15/2028	92,137
465,000	3.88%, 12/01/2029	437,994
	Oracle Corp
565,000	5.50%, 08/03/2035	577,518
855,000	3.95%, 03/25/2051	631,071
415,000	Paychex Inc 5.60%, 04/15/2035	428,970
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	145,130
810,000	Rocket Software Inc(b) 9.00%, 11/28/2028	834,952
691,000	Science Applications International Corp(b) 4.88%, 04/01/2028	680,287
40,000	Seagate Data Storage Technology 4.09%, 06/01/2029	38,252
	Synopsys Inc
700,000	5.15%, 04/01/2035	705,557
815,000	5.70%, 04/01/2055	810,321
850,000	VMware LLC 2.20%, 08/15/2031	737,747
	Western Digital Corp
116,000	4.75%, 02/15/2026	115,695
1,140,000	2.85%, 02/01/2029	1,056,849
		38,800,601
Utilities — 1.67%
565,000	AES Corp 7.60%, 01/15/2055	581,724
970,000	Capital Power US Holdings Inc(b) 6.19%, 06/01/2035	1,000,932
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,239,058
	Dominion Energy Inc
535,000	7.00%, 06/01/2054	574,019
715,000	6.63%, 05/15/2055	725,634
750,000	Duke Energy Corp(f) 5.45%, 06/15/2034	770,311

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
540,000	Electricite de France SA(b) 6.90%, 05/23/2053	$ 576,230
775,000	Enel Finance International NV(b) 7.50%, 10/14/2032	883,520
975,000	Entergy Corp 7.13%, 12/01/2054	1,008,790
450,000	Eskom Holdings SOC Ltd(b) 8.45%, 08/10/2028	472,849
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,283,470
50,000	Lightning Power LLC(b) 7.25%, 08/15/2032	52,622
225,000	Limak Yenilenebilir Enerji AS(b) 9.63%, 08/12/2030	222,068
431,000	National Rural Utilities Cooperative Finance Corp(c) 7.45%, 04/30/2043 3-mo. SOFR + 3.17%	428,875
1,040,000	NextEra Energy Capital Holdings Inc 6.50%, 08/15/2055	1,063,088
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,224,863
1,050,000	7.00%, 03/15/2033	1,152,580
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	101,157
320,000	3.25%, 06/01/2031	287,168
235,000	4.30%, 03/15/2045	177,374
675,000	PacifiCorp 5.80%, 01/15/2055	645,878
815,000	Southern California Edison Co 6.00%, 01/15/2034	834,871
845,000	Southern Co 5.70%, 03/15/2034	883,002
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	220,206
	Venture Global Plaquemines LNG LLC(b)
915,000	7.50%, 05/01/2033	979,803
920,000	7.75%, 05/01/2035	995,828
729,000	Vistra Corp(b)(h) 8.00%, Perpetual	746,677
	Vistra Operations Co LLC(b)
885,000	6.88%, 04/15/2032	925,252
220,000	5.70%, 12/30/2034	224,026
		20,281,875
TOTAL CORPORATE BONDS AND NOTES — 43.26% (Cost $525,253,565)		$525,033,446
CONVERTIBLE BONDS
Communications — 0.17%
130,000	DoorDash Inc(b)(j) (1.61%), 05/15/2030	140,836
Principal Amount(a)		Fair Value
Communications — (continued)
1,025,532	EchoStar Corp(g) 3.88%, 11/30/2030 PIK rate, 0.00%	$ 1,207,564
59,000	InterDigital Inc 3.50%, 06/01/2027	171,838
130,000	Sea Ltd 2.38%, 12/01/2025	230,917
56,000	Spotify USA Inc(j) (47.99%), 03/15/2026	84,834
132,000	Uber Technologies Inc 0.88%, 12/01/2028	188,298
		2,024,287
Consumer, Cyclical — 0.06%
120,000	Carnival Corp 5.75%, 12/01/2027	263,940
79,000	Freshpet Inc 3.00%, 04/01/2028	98,118
281,000	NCL Corp Ltd(b) 0.88%, 04/15/2030	300,494
		662,552
Consumer, Non-Cyclical — 0.05%
219,000	Global Payments Inc 1.50%, 03/01/2031	195,567
200,000	Jazz Investments I Ltd(b) 3.13%, 09/15/2030	212,000
218,000	Post Holdings Inc 2.50%, 08/15/2027	248,847
		656,414
Energy — 0.03%
175,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	182,438
48,000	Permian Resources Operating LLC 3.25%, 04/01/2028	115,704
		298,142
Financial — 0.01%
90,000	Coinbase Global Inc 0.25%, 04/01/2030	117,495
Industrial — 0.05%
98,000	Advanced Energy Industries Inc 2.50%, 09/15/2028	117,394
59,000	Bloom Energy Corp 3.00%, 06/01/2028	87,261
143,000	Fluor Corp 1.13%, 08/15/2029	187,616
66,000	Granite Construction Inc 3.75%, 05/15/2028	137,049
96,000	Itron Inc 1.38%, 07/15/2030	114,144
		643,464

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Technology — 0.16%
200,000	CyberArk Software Ltd(b)(j) (0.90%), 06/15/2030	$ 205,500
377,000	Datadog Inc(b)(j) 1.05%, 12/01/2029	360,223
151,000	Guidewire Software Inc(b)(f) 1.25%, 11/01/2029	178,029
123,000	Nutanix Inc 0.25%, 10/01/2027	173,061
258,000	Parsons Corp 2.63%, 03/01/2029	274,254
194,000	Rubrik Inc(b)(j) (0.90%), 06/15/2030	203,094
67,000	Seagate HDD Cayman 3.50%, 06/01/2028	120,499
145,000	Snowflake Inc(b)(j) (8.40%), 10/01/2029	225,620
89,000	Tyler Technologies Inc 0.25%, 03/15/2026	109,381
96,000	Vertex Inc 0.75%, 05/01/2029	114,770
		1,964,431
Utilities — 0.02%
193,000	Evergy Inc 4.50%, 12/15/2027	225,714
63,000	Pinnacle West Capital Corp 4.75%, 06/15/2027	68,229
		293,943
TOTAL CONVERTIBLE BONDS — 0.55% (Cost $5,950,323)		$6,660,728
FOREIGN GOVERNMENT BONDS AND NOTES
526,000	Abu Dhabi Government International Bond(b) 3.88%, 04/16/2050	408,630
	Angolan Government International Bond(b)
451,000	8.00%, 11/26/2029	408,057
849,000	8.75%, 04/14/2032	749,381
	Argentine Republic Government International Bond(e)
543,000	4.13%, 07/09/2035	365,286
526,000	5.00%, 01/09/2038	374,890
2,374,000	3.50%, 07/09/2041	1,467,605
1,368,182	4.13%, 07/09/2046	896,848
	Benin Government International Bond(b)
232,000	7.96%, 02/13/2038	219,795
356,000	8.38%, 01/23/2041	341,864
267,000	Bolivian Government International Bond 4.50%, 03/20/2028	186,900
23,082	Brazil Notas do Tesouro Nacional Series F(i) BRL, 10.00%, 01/01/2031	3,727,243
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Brazilian Government International Bond
290,000	6.25%, 03/18/2031	$ 299,823
420,000	6.00%, 10/20/2033	416,386
838,000	6.63%, 03/15/2035	846,189
1,026,000	7.13%, 05/13/2054	981,259
730,000	Bundesschatzanweisungen EUR, 2.20%, 03/11/2027	864,850
	Chile Government International Bond
400,000	5.65%, 01/13/2037	412,040
400,000	4.34%, 03/07/2042	345,844
265,000	5.33%, 01/05/2054	248,265
1,440,000	3.10%, 01/22/2061	870,883
2,321,000	3.25%, 09/21/2071	1,406,178
	Colombia Government International Bond
1,159,000	7.38%, 04/25/2030(f)	1,198,210
1,660,000	8.00%, 04/20/2033	1,716,324
1,796,000	8.00%, 11/14/2035	1,803,705
28,600,000	Czech Republic Government Bond(f) CZK, 1.75%, 06/23/2032	1,183,717
	Dominican Republic International Bond
488,000	6.95%, 03/15/2037(b)	496,150
1,219,000	6.95%, 03/15/2037	1,239,357
323,000	7.15%, 02/24/2055(b)	322,079
1,760,899	Ecuador Government International Bond(e) 6.90%, 07/31/2030	1,527,580
	Egypt Government International Bond(b)
528,000	8.63%, 02/04/2030	533,299
719,000	7.63%, 05/29/2032	662,511
945,000	8.50%, 01/31/2047	765,565
438,000	8.75%, 09/30/2051	358,726
	El Salvador Government International Bond
263,000	8.63%, 02/28/2029(b)	273,520
334,000	9.25%, 04/17/2030	353,205
238,000	8.25%, 04/10/2032(b)	240,475
177,000	7.65%, 06/15/2035	170,805
223,000	7.63%, 02/01/2041	204,603
410,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050	289,492
901,000	Ethiopia International Bond(b)(i) 6.63%, 12/11/2024	828,920
	Gabon Government International Bond
200,000	9.50%, 02/18/2029	182,695
1,078,000	6.63%, 02/06/2031(b)	856,662
	Ghana Government International Bond
9,960	0.00%, 07/03/2026(b)(j)	9,653
7,296	0.00%, 07/03/2026(j)	7,070
365,430	5.00%, 07/03/2029(b)(e)	342,107

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
73,568	5.00%, 07/03/2029(e)	$ 68,986
20,900	0.00%, 01/03/2030(b)(j)	17,448
15,309	0.00%, 01/03/2030(j)	12,810
501,792	5.00%, 07/03/2035(e)	390,598
231,000	Honduras Government International Bond(b) 8.63%, 11/27/2034	242,435
	Hungary Government International Bond
239,000	2.13%, 09/22/2031(i)	198,625
1,450,000	6.25%, 09/22/2032(b)	1,512,333
378,000	5.50%, 06/16/2034(b)	371,297
1,301,000	5.50%, 03/26/2036(b)	1,254,313
	Indonesia Government International Bond
838,000	2.85%, 02/14/2030	784,889
224,000	4.75%, 09/10/2034	220,108
507,000	4.20%, 10/15/2050	408,378
113,000	5.10%, 02/10/2054(f)	104,897
106,000	3.20%, 09/23/2061	66,727
	Ivory Coast Government International Bond(b)
259,000	7.63%, 01/30/2033	255,322
828,000	6.13%, 06/15/2033(f)	751,041
432,000	8.08%, 04/01/2036	415,692
748,000	Jordan Government International Bond(b) 5.85%, 07/07/2030	719,148
915,000	Kyrgyz Republic International Bond(b) 7.75%, 06/03/2030	900,976
758,000	Lebanon Government International Bond(i) 7.00%, 03/23/2032	142,125
4,990,000	Malaysia Government Bond MYR, 2.63%, 04/15/2031	1,138,073
	Mexican Bonos
611,684(k)	MXN, 7.75%, 11/23/2034(f)	2,971,530
258,000(k)	MXN, 7.75%, 11/13/2042	1,138,901
	Mexico Government International Bond
1,175,000	3.50%, 02/12/2034	984,650
335,000	6.63%, 01/29/2038	340,025
780,000	6.34%, 05/04/2053	714,168
	Nigeria Government International Bond(b)
1,457,000	7.38%, 09/28/2033	1,300,594
1,117,000	10.38%, 12/09/2034	1,176,575
2,115,000	Oman Government International Bond 6.00%, 08/01/2029	2,214,244
	Panama Government International Bond
600,000	3.88%, 03/17/2028	579,390
276,000	7.50%, 03/01/2031	293,675
736,000	3.87%, 07/23/2060	418,621
	Peruvian Government International Bond
1,115,000	3.00%, 01/15/2034	933,813
477,000	5.38%, 02/08/2035	476,127
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
306,000	5.88%, 08/08/2054(f)	$ 294,794
820,000	3.60%, 01/15/2072	502,619
	Philippine Government International Bond
437,000	5.50%, 02/04/2035	453,045
907,000	4.75%, 03/05/2035	888,683
1,090,000	3.70%, 03/01/2041	884,724
1,000,000	2.95%, 05/05/2045	685,201
800,000	2.65%, 12/10/2045	519,054
800,000	5.90%, 02/04/2050	816,031
	Qatar Government International Bond(b)
200,000	3.75%, 04/16/2030	195,958
1,218,000	4.82%, 03/14/2049	1,091,954
340,000	Republic of Armenia International Bond(b) 3.60%, 02/02/2031	293,521
1,081,000	Republic of Cameroon International Bond(f) 9.50%, 07/31/2031	1,003,914
	Republic of Kenya Government International Bond(b)
100,000	9.75%, 02/16/2031	101,340
849,000	9.50%, 03/05/2036	798,685
	Republic of Poland Government International Bond
331,000	4.88%, 10/04/2033	329,046
1,161,000	5.13%, 09/18/2034	1,165,345
1,983,000	5.38%, 02/12/2035	2,019,069
	Republic of South Africa Government Bond
23,225,000	ZAR, 8.88%, 02/28/2035	1,226,227
81,530,000	ZAR, 9.00%, 01/31/2040	3,981,931
23,100,000	ZAR, 8.75%, 02/28/2048	1,046,691
	Republic of South Africa Government International Bond
338,000	5.88%, 06/22/2030	336,465
969,000	7.10%, 11/19/2036(b)	961,381
95,000	5.65%, 09/27/2047	71,094
	Republic of Uzbekistan International Bond
755,000	EUR, 5.38%, 05/29/2027(b)	911,037
300,000	7.85%, 10/12/2028(b)	319,677
440,000	EUR, 5.10%, 02/25/2029(b)	530,260
200,000	3.70%, 11/25/2030	178,299
855,000	3.90%, 10/19/2031	752,984
2,595,000	6.90%, 02/28/2032(b)	2,666,592
820,000	6.95%, 05/25/2032(b)	843,241
	Romanian Government International Bond
1,034,000	5.88%, 01/30/2029(b)	1,040,919
3,180,000	EUR, 5.88%, 07/11/2032(b)	3,762,536
407,000	6.38%, 01/30/2034(b)	398,429
1,180,000	EUR, 6.25%, 09/10/2034(b)(f)	1,402,474
238,000	5.75%, 03/24/2035(b)	219,826
890,000	EUR, 5.63%, 02/22/2036	997,649

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Saudi Government International Bond(b)
680,000	5.50%, 10/25/2032	$ 707,751
1,655,000	5.63%, 01/13/2035	1,725,488
1,131,000	4.50%, 10/26/2046	930,535
	Senegal Government International Bond
330,000	7.75%, 06/10/2031	242,448
537,000	6.25%, 05/23/2033(b)	352,929
622,000	Serbia International Bond(b) 6.50%, 09/26/2033	654,872
	Sri Lanka Government International Bond(b)
62,826	4.00%, 04/15/2028	58,762
129,229	3.10%, 01/15/2030(e)	115,127
131,870	3.35%, 03/15/2033(e)	106,155
771,042	3.60%, 06/15/2035(e)	526,236
123,647	3.60%, 02/15/2038(e)	100,463
	Trinidad & Tobago Government International Bond
214,000	5.95%, 01/14/2031(b)	212,969
136,000	6.40%, 06/26/2034(b)	133,216
508,000	6.40%, 06/26/2034	497,601
	Turkiye Government Bond
94,830,000	TRY, 37.00%, 02/18/2026	2,356,610
38,165,000	TRY, 36.00%, 08/12/2026	936,417
	Turkiye Government International Bond
1,865,000	9.13%, 07/13/2030	2,067,017
264,000	7.25%, 05/29/2032	265,056
940,000	7.63%, 05/15/2034	963,513
598,000	6.63%, 02/17/2045	508,663
1,051,000	UAE International Government Bond(b) 4.05%, 07/07/2032	1,035,949
	Ukraine Government International Bond(e)
107,444	1.75%, 02/01/2029	65,423
30,723	16.94%, 02/01/2030	14,577
409,000	1.75%, 02/01/2034(b)	208,421
114,812	11.69%, 02/01/2034	43,280
446,860	1.75%, 02/01/2035	225,294
1,119,023	8.27%, 02/01/2035	514,846
58,769	1.75%, 02/01/2036	28,388
3,105,000	United Kingdom Gilt GBP, 4.50%, 03/07/2035	4,263,947
	Uruguay Government International Bond
35,540,000	UYU, 8.50%, 03/15/2028	886,820
34,665,000	UYU, 9.75%, 07/20/2033	915,232
1,789,000	5.10%, 06/18/2050	1,649,852
1,788,000	4.98%, 04/20/2055	1,582,773
	Venezuela Government International Bond(i)
510,000	7.65%, 04/21/2025	81,855
895,000	9.38%, 01/13/2034	200,287
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
615,000	Zambia Government International Bond(b) 0.50%, 12/31/2053	$ 422,415
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 9.41% (Cost $112,492,670)		$114,215,062
MORTGAGE-BACKED SECURITIES
Non-Agency — 9.74%
	A&D Mortgage Trust(b)
	Series 2023-NQM3 Class A1
892,602	6.73%, 07/25/2068(e)	900,215
	Series 2025-NQM2 Class A1
798,490	5.79%, 06/25/2070(d)	803,191
	Ajax Mortgage Loan Trust(b)(e)
	Series 2019-D Class A1
110,899	2.96%, 09/25/2065	106,381
	Series 2022-B Class A1
1,202,991	3.50%, 03/27/2062	1,160,622
1,725,000	ALA Trust(b)(c) Series 2025-OANA Class A 6.04%, 06/15/2040 1-mo. SOFR + 1.74%	1,734,166
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
266,518	1.31%, 05/25/2066(d)	228,179
	Series 2022-5 Class A1
1,513,330	4.50%, 05/25/2067(e)	1,494,993
	Series 2023-1 Class A1
2,493,369	4.75%, 09/26/2067(e)	2,473,576
	Arroyo Mortgage Trust(b)(d)
	Series 2019-1 Class A1
97,994	3.81%, 01/25/2049	95,607
	Series 2019-2 Class A1
381,582	3.35%, 04/25/2049	369,409
302,313	ATLX Trust(b)(e) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	290,021
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	410,820
	Barclays Commercial Mortgage Securities Trust(b)(c)
	Series 2018-CBM Class A
1,629,000	5.61%, 07/15/2037 1-mo. SOFR + 1.30%	1,589,599
	Series 2018-TALL Class A
1,425,000	5.23%, 03/15/2037 1-mo. SOFR + 0.92%	1,346,851

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	BPR Trust(b)(c)
	Series 2021-NRD Class B
130,000	6.44%, 12/15/2038 1-mo. SOFR + 2.12%	$ 127,425
	Series 2021-NRD Class C
145,000	6.74%, 12/15/2038 1-mo. SOFR + 2.42%	140,692
	Series 2021-NRD Class D
90,000	8.04%, 12/15/2038 1-mo. SOFR + 3.72%	86,434
	Series 2022-STAR Class A
480,000	7.55%, 08/15/2039 1-mo. SOFR + 3.23%	480,082
81,672	Bunker Hill Loan Depositary Trust(b)(e) Series 2019-2 Class A1 2.88%, 07/25/2049	79,716
	BX Trust(b)
	Series 2019-OC11 Class B
860,000	3.61%, 12/09/2041	810,708
	Series 2019-OC11 Class D
2,190,000	4.08%, 12/09/2041(d)	2,047,231
	Series 2022-AHP Class B
730,000	6.15%, 01/17/2039(c) 1-mo. SOFR + 1.84%	727,719
	Series 2022-CLS Class A
1,294,000	5.76%, 10/13/2027	1,309,823
	Series 2024-VLT4 Class A
415,000	5.81%, 07/15/2029(c) 1-mo. SOFR + 1.49%	414,870
	Series 2024-VLT5 Class B
105,000	5.99%, 11/13/2046(d)	106,894
	Series 2024-XL5 Class A
1,126,768	5.71%, 03/15/2041(c) 1-mo. SOFR + 1.39%	1,127,824
	Series 2025-ROIC Class C
1,060,000	5.86%, 03/15/2030(c) 1-mo. SOFR + 1.54%	1,050,725
	Series 2025-VLT6 Class A
2,460,000	5.76%, 03/15/2042(c) 1-mo. SOFR + 1.44%	2,458,462
	CAFL Issuer LLC(b)(e)
	Series 2021-RTL1 Class A1
175,232	4.24%, 03/28/2029	175,109
	Series 2023-RTL1 Class A1
495,000	7.55%, 12/28/2030	499,198
1,040,000	CENT Trust(b)(c) Series 2023-CITY Class A 6.93%, 09/15/2038 1-mo. SOFR + 2.62%	1,041,293
	Chase Home Lending Mortgage Trust(b)(d)
	Series 2023-RPL1 Class A1
1,434,679	3.50%, 06/25/2062	1,317,218
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-RPL4 Class A1A
933,546	3.38%, 12/25/2064	$ 834,390
	Citigroup Mortgage Loan Trust(b)(d)
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	170,261
	Series 2025-INV1 Class A2
948,962	6.00%, 01/25/2055	957,340
	COLT Mortgage Loan Trust(b)
	Series 2022-3 Class A1
1,398,675	3.90%, 02/25/2067(d)	1,367,354
	Series 2022-4 Class A1
1,099,724	4.30%, 03/25/2067(d)	1,095,922
	Series 2022-5 Class A1
2,818,116	4.55%, 04/25/2067(d)	2,823,873
	Series 2023-4 Class A1
148,305	7.16%, 10/25/2068(e)	150,634
	COMM Mortgage Trust(b)
	Series 2012-LTRT Class A2
64,971	3.40%, 10/05/2030	62,358
	Series 2013-300P Class A1
1,900,000	4.35%, 08/10/2030	1,897,515
	Series 2024-CBM Class A2
200,000	5.87%, 12/10/2041(d)	203,395
	Series 2024-WCL1 Class B
1,430,000	6.90%, 06/15/2041(c) 1-mo. SOFR + 2.59%	1,424,191
780,000	COOPR Residential Mortgage Trust(b)(d) Series 2025-CES2 Class A1A 5.50%, 06/25/2060	780,000
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	249,076
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	75,645
460,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.38%, 09/12/2040	481,653
1,583,801	Deephaven Residential Mortgage Trust(b)(d) Series 2022-1 Class A1 2.21%, 01/25/2067	1,451,310
	Ellington Financial Mortgage Trust(b)(d)
	Series 2019-2 Class A3
31,852	3.05%, 11/25/2059	30,259
	Series 2022-1 Class A1
1,732,391	2.21%, 01/25/2067	1,501,389

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-NQM2 Class A1
900,000	5.60%, 06/25/2070	$ 903,940
1,058,000	ELM Trust(b)(d) Series 2024-ELM Class A10 5.99%, 06/10/2039	1,069,161
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
167,257	6.13%, 07/15/2038 1-mo. SOFR + 1.81%	167,361
	Series 2021-ESH Class D
681,894	6.68%, 07/15/2038 1-mo. SOFR + 2.36%	682,746
1,320,000	Fashion Show Mall LLC(b)(d) Series 2024-SHOW Class A 5.27%, 10/10/2041	1,333,019
820,000	Fontainebleau Miami Beach Mortgage Trust(b)(c) Series 2024-FBLU Class A 5.76%, 12/15/2039 1-mo. SOFR + 1.45%	820,000
100,456	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	97,357
173,211	GITSIT Mortgage Loan Trust(b)(e) Series 2024-NPL1 Class A1 7.47%, 06/25/2054	173,218
	GS Mortgage Securities Trust(d)
	Series 2013-G1 Class B
73,025	3.84%, 04/10/2031(b)	70,703
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033(b)	111,800
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033(b)	116,100
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047	173,628
1,075,000	Houston Galleria Mall Trust(b)(d) Series 2025-HGLR Class A 5.64%, 02/05/2045	1,102,967
1,790,000	Hudson Yards Mortgage Trust(b)(d) Series 2025-SPRL Class A 5.65%, 01/13/2040	1,845,224
1,462,107	Imperial Fund Mortgage Trust(b)(e) Series 2022-NQM3 Class A1 4.38%, 05/25/2067	1,455,786
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
158,127	3.69%, 12/15/2047(d)	$ 153,386
	Series 2024-OMNI Class A
1,535,000	5.99%, 10/05/2039(d)	1,566,008
	Series 2025-BMS Class A
400,000	5.91%, 01/15/2042(c) 1-mo. SOFR + 1.60%	398,000
	Series 2025-BMS Class B
300,000	6.31%, 01/15/2042(c) 1-mo. SOFR + 2.00%	298,901
	JPMorgan Mortgage Trust(b)(d)
	Series 2025-CES1 Class A1
978,375	5.67%, 05/25/2055	983,157
	Series 2025-NQM2 Class A1
1,130,207	5.57%, 09/25/2065	1,134,268
891,082	JPMorgan Seasoned Mortgage Trust(b)(d) Series 2024-1 Class A4 4.45%, 01/25/2063	867,701
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(d)	180,687
	Series 2021-GS4 Class A1
85,062	4.65%, 11/25/2060(e)	85,046
200,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 5.04%, 10/13/2033	201,047
700,000	LHOME Mortgage Trust(b)(e) Series 2024-RTL1 Class A1 7.02%, 01/25/2029	705,825
900,000	MetLife Securitization Trust(b)(d) Series 2017-1A Class M1 3.42%, 04/25/2055	807,016
	MFRA Trust
	Series 2020-NQM3 Class A1
498,303	1.01%, 01/26/2065(b)(d)	468,527
	Series 2022-INV2 Class A1
1,107,656	4.95%, 07/25/2057(b)(e)	1,102,273
	Series 2022-NQM2 Class A1
251,519	4.00%, 05/25/2067(b)(e)	246,007
	Series 2024-NPL1 Class A1
502,656	6.33%, 09/25/2054(e)	504,005
	Series 2024-NQM2 Class A1
1,509,192	5.27%, 08/25/2069(b)(e)	1,504,050

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-3 Class B1
633,299	3.25%, 01/25/2061	$ 554,925
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	552,555
	Series 2019-GS1 Class A1
109,626	2.75%, 07/25/2059	106,734
1,225,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	1,274,872
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
81,873	3.28%, 10/15/2030(b)	77,673
	Series 2013-C11 Class B
80,000	4.21%, 08/15/2046(d)	52,997
	Series 2013-C12 Class C
17,989	4.86%, 10/15/2046(d)	17,044
1,592,000	MSSG Trust(b) Series 2017-237P Class A 3.40%, 09/13/2039	1,497,083
	New Residential Mortgage Loan Trust(b)
	Series 2017-2A Class A3
994,856	4.00%, 03/25/2057(d)	961,562
	Series 2021-NQ2R Class A1
253,745	0.94%, 10/25/2058(d)	241,591
	Series 2022-NQM2 Class A1
2,473,897	3.08%, 03/27/2062(d)	2,329,331
	Series 2024-RTL1 Class A1
615,000	6.66%, 03/25/2039(e)	619,719
171,299	New York Mortgage Trust(b)(e) Series 2025-R1 Class A 6.38%, 02/25/2030	171,296
930,000	NY Commercial Mortgage Trust(b)(d) Series 2025-299P Class A 5.85%, 02/10/2047	966,365
	NYMT Loan Trust(b)
	Series 2022-CP1 Class A1
1,052,636	2.04%, 07/25/2061	986,637
	Series 2024-BPL2 Class A1
700,000	6.51%, 05/25/2039(e)	707,501
	Series 2024-BPL3 Class A1
340,000	5.27%, 09/25/2039(e)	338,796
	Series 2024-CP1 Class A1
1,849,842	3.75%, 02/25/2068(d)	1,710,070
	Onslow Bay Financial LLC(b)
	Series 2023-NQM5 Class A1A
703,686	6.57%, 06/25/2063(e)	708,895
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-NQM9 Class A1
1,179,660	7.16%, 10/25/2063(e)	$ 1,199,018
	Series 2024-HYB2 Class A1
698,785	3.68%, 04/25/2053(d)	697,501
	Series 2024-NQM9 Class A1
883,547	6.03%, 01/25/2064(e)	891,190
	Series 2025-NQM4 Class A1
1,226,965	5.40%, 02/25/2055(e)	1,227,424
90,003	Palisades Mortgage Loan Trust(b)(e) Series 2021-RTL1 Class A1 3.49%, 06/25/2026	89,605
814,511	PMT Loan Trust(b)(d) Series 2024-INV2 Class A1 6.00%, 12/25/2059	820,683
	Pretium Mortgage Credit Partners(b)
	Series 2024-NPL4 Class A1
220,484	7.00%, 07/25/2054(e)	220,829
	Series 2024-NPL8 Class A1
564,720	5.96%, 11/25/2054(e)	564,967
	Series 2024-RPL1 Class A1
1,509,822	3.90%, 10/25/2063(d)	1,455,246
	Series 2025-NPL1 Class A1
1,280,755	6.06%, 02/25/2055(e)	1,284,836
	Series 2025-NPL3 Class A1
431,891	6.71%, 04/25/2055(e)	435,549
	Series 2025-NPL6 Class A1
420,000	5.74%, 06/25/2055(e)	420,029
1,247,006	PRKCM Trust(b)(d) Series 22-AFC1 Class A1A 4.10%, 04/25/2057	1,231,391
	PRP Advisors LLC(b)(e)
	Series 2024-2 Class A1
405,115	7.03%, 03/25/2029	405,850
	Series 2024-5 Class A1
119,094	5.69%, 09/25/2029	119,171
	Series 2024-7 Class A1
282,582	5.87%, 11/25/2029	282,499
	Series 2025-2 Class A1
228,568	6.47%, 05/25/2030	228,310
101,539	RCKT Mortgage Trust(b)(d) Series 2020-1 Class A1 3.00%, 02/25/2050	88,001
1,310,625	RCO IX Mortgage LLC(b)(e) Series 2025-2 Class A1 6.51%, 04/25/2030	1,312,606

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
520,065	RCO VIII Mortgage LLC(b)(e) Series 2025-3 Class A1 6.43%, 05/25/2030	$ 515,401
1,087,181	RCO X Mortgage LLC(b)(e) Series 2025-1 Class A1 5.88%, 01/25/2030	1,094,564
	Redwood Funding Trust(b)(e)
	Series 2023-1 Class A
227,385	7.50%, 07/25/2059	228,209
	Series 2024-1 Class A
367,245	7.75%, 12/25/2054	369,711
	Series 2025-1 Class A
738,894	7.58%, 05/27/2055	749,711
1,415,000	RFR Trust(b)(d) Series 2025-SGRM Class A 5.56%, 03/11/2041	1,441,871
1,410,000	RIDE 2025(b)(d) Series 2025-SHRE Class C 6.32%, 02/14/2047	1,417,161
815,000	ROC Mortgage Trust(b)(e) Series 2024-RTL1 Class A1 5.59%, 10/25/2039	814,565
	ROCC Trust(b)
	Series 2024-CNTR Class A
970,000	5.39%, 11/13/2041	992,296
	Series 2024-CNTR Class C
1,135,000	6.47%, 11/13/2041	1,175,585
190,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 5.56%, 12/15/2039 1-mo. SOFR + 1.24%	189,940
130,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	130,793
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.99%, 07/25/2056(d)	595,577
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(d)	622,529
	Series 2017-4 Class A2
1,036,000	3.00%, 06/25/2057(d)	976,446
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(d)	284,362
	Series 2017-6 Class A2
780,000	3.00%, 10/25/2057(d)	744,613
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(d)	143,969
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(d)	289,691
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(d)	1,443,500
	Series 2019-2 Class A2
1,170,000	3.75%, 12/25/2058(d)	1,056,530
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(d)	$ 814,080
	Series 2019-4 Class A1
151,036	2.90%, 10/25/2059(d)	144,941
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(d)	560,191
	Series 2019-HY2 Class M1
925,000	6.03%, 05/25/2058(c) 1-mo. SOFR + 1.71%	928,338
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(d)	886,098
850,000	TVC Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	849,115
	VCAT LLC(b)(e)
	Series 2025-NPL1 Class A1
359,976	5.88%, 01/25/2055	362,069
	Series 2025-NPL3 Class A1
950,800	5.89%, 02/25/2055	951,412
	Verus Securitization Trust(b)(e)
	Series 2022-4 Class A1
1,057,269	4.47%, 04/25/2067	1,058,464
	Series 2022-5 Class A1
853,177	3.80%, 04/25/2067	826,321
	Series 2022-6 Class A1
883,221	4.91%, 06/25/2067	878,983
	Series 2022-6 Class A3
282,663	4.91%, 06/25/2067	279,366
	Series 2022-7 Class A1
1,146,948	5.15%, 07/25/2067	1,154,534
	Series 2023-8 Class A1
549,440	6.26%, 12/25/2068	554,285
	Visio Trust(b)
	Series 2019-2 Class A1
64,320	2.72%, 11/25/2054(d)	63,377
	Series 2020-1R Class A1
541,671	1.31%, 11/25/2055	518,932
	Series 2020-1R Class A2
62,998	1.57%, 11/25/2055	60,235
	Series 2022-1 Class A2
752,042	5.85%, 08/25/2057(e)	749,188
23,795	VOLT XCIV LLC(b)(e) Series 2021-NPL3 Class A1 6.24%, 02/27/2051	23,785
10,683	VOLT XCVI LLC(b)(e) Series 2021-NPL5 Class A1 6.12%, 03/27/2051	10,680
68,888	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 6.24%, 04/25/2051	68,820

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Wells Fargo Commercial Mortgage Trust(d)
	Series 2013-LC12 Class B
8,914	3.91%, 07/15/2046	$ 8,535
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	125,345
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
217,066	4.29%, 08/15/2046(d)	204,042
	Series 2014-C20 Class B
131,301	4.38%, 05/15/2047	116,661
		118,215,704
U.S. Government Agency — 2.94%
	Federal Home Loan Mortgage Corp
2,287,787	5.50%, 12/01/2052	2,293,343
1,836,969	5.50%, 01/01/2053	1,842,282
3,101,689	4.50%, 08/01/2053	2,972,225
5,095,366	5.00%, 12/01/2053	5,003,679
6,018,681	6.00%, 10/01/2054	6,124,960
	Federal National Mortgage Association
1,428,165	5.00%, 10/01/2052	1,406,545
1,346,643	4.50%, 11/01/2052	1,290,640
957,591	5.00%, 11/01/2052	942,996
4,782,730	4.00%, 03/01/2053	4,449,230
1,184,147	5.50%, 07/01/2053	1,185,742
1,572,197	4.50%, 08/01/2053	1,506,322
2,784,361	5.50%, 08/01/2053	2,789,186
2,678,609	6.00%, 08/01/2054	2,730,199
1,132,203	6.00%, 01/01/2055	1,151,512
		35,688,861
TOTAL MORTGAGE-BACKED SECURITIES — 12.68% (Cost $154,978,860)		$153,904,565
MUNICIPAL BONDS AND NOTES
1,085,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	853,802
TOTAL MUNICIPAL BONDS AND NOTES — 0.07% (Cost $1,081,304)		$853,802
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,000,000	5.00%, 08/31/2025(l)	5,003,613
36,780,000	3.75%, 04/30/2027	36,774,253
11,570,000	4.00%, 02/28/2030	11,682,537
35,945,000	4.00%, 03/31/2030	36,279,177
11,980,000	4.00%, 02/15/2034	11,855,052
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
5,175,000	4.25%, 02/15/2054	$ 4,720,571
4,000,000	4.63%, 05/15/2054	3,885,000
5,850,000	4.50%, 11/15/2054	5,574,867
TOTAL U.S. TREASURY BONDS AND NOTES — 9.54% (Cost $115,233,462)		$115,775,070
Shares
COMMON STOCK
Communications — 0.02%
95,643	Altice USA Inc Class A(m)	204,676
6,184	Paramount Global Class B	79,773
		284,449
Consumer, Non-Cyclical — 0.16%
24,250	BioMarin Pharmaceutical Inc(m)	1,329,781
5,681	Lannett Co Inc(m)	6,309
662	Rising Tide Holdings Inc(m)	1,490
33,867	Teva Pharmaceutical Industries Ltd Sponsored ADR(m)	567,611
		1,905,191
Financial — 0.00%(n)
27,230	Sunac China Holdings Ltd(m)	4,980
Industrial — 0.10%
168,905	Cemex SAB de CV Sponsored ADR	1,170,512
TOTAL COMMON STOCK — 0.28% (Cost $5,327,247)		$3,365,132
CONVERTIBLE PREFERRED STOCK
Financial — 0.06%
745,000	Charles Schwab Corp Series H 4.00%	691,106
TOTAL CONVERTIBLE PREFERRED STOCK — 0.06% (Cost $665,531)		$691,106
PREFERRED STOCK
Financial — 0.01%
2,000	Apollo Global Management Inc	150,354
Industrial — 0.09%
16,565	Boeing Co(m)	1,130,396

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Utilities — 0.02%
4,966	PG&E Corp	$ 187,615
TOTAL PREFERRED STOCK — 0.12% (Cost $1,198,574)		$1,468,365
GOVERNMENT MONEY MARKET MUTUAL FUNDS
22,861,573	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(o), 4.25%(p)	22,861,573
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.88% (Cost $22,861,573)		$22,861,573
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.59%
	U.S. Treasury Bills(j)
7,595,000	4.23%, 12/18/2025	7,446,201
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
12,055,000	4.16%, 12/26/2025	$ 11,811,884
TOTAL SHORT TERM INVESTMENTS — 1.59% (Cost $19,258,085)		$19,258,085
TOTAL INVESTMENTS — 99.58% (Cost $1,209,027,787)		$1,208,547,871
OTHER ASSETS & LIABILITIES, NET — 0.42%		$5,079,960
TOTAL NET ASSETS — 100.00%		$1,213,627,831

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $569,746,644, representing 46.95% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2025. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of June 30, 2025.
(g)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security in default.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Principal amount is stated in 100 Mexican Peso Units.
(l)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(m)	Non-income producing security.
(n)	Represents less than 0.005% of net assets.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of June 30, 2025.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	219	USD	24,555	Sep 2025	$354,533
U.S. 2 Year Treasury Note Futures	492	USD	102,348	Sep 2025	440,113
U.S. 5 Year Treasury Note Futures	3,232	USD	352,288	Sep 2025	3,368,528
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
U.S. 10 Year Treasury Ultra Futures	1,231	USD	140,661	Sep 2025	$(2,752,638)
U.S. Long Bond Futures	90	USD	10,392	Sep 2025	(312,196)
U.S. Ultra Bond Futures	91	USD	10,840	Sep 2025	(336,285)
				Net Appreciation	$762,055
Currency Abbreviations
BRL	Brazilian Real
CZK	Czech Koruna
EUR	Euro Dollar
GBP	British Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.83%
$ 250,000	Allegro XII Ltd(a)(b) Series 2020-1A Class A1R 5.71%, 07/21/2037 3-mo. SOFR + 1.44%	$ 250,725
550,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	565,096
386,302	Angel Oak Mortgage Trust (a)(b) Series 2025-HB1 Class A1 6.11%, 02/25/2055 1-mo. SOFR + 1.80%	388,668
1,160,000	Apidos XXXIV(a)(b) Series 2020-34A Class A1R 5.68%, 01/20/2035 3-mo. SOFR + 1.41%	1,162,212
	Bain Capital Credit Ltd(a)(b)
	Series 2022-2A Class A1
700,000	5.59%, 04/22/2035 3-mo. SOFR + 1.32%	700,000
	Series 2022-2A Class A1R
700,000	5.44%, 04/22/2035 3-mo. SOFR + 1.15%	700,000
	Birch Grove Ltd(a)(b)
	Series 2021-2A Class A1R
400,000	5.67%, 10/19/2037 3-mo. SOFR + 1.40%	400,650
	Series 2024-8A Class A1
600,000	5.90%, 04/20/2037 3-mo. SOFR + 1.63%	602,683
497,127	BRAVO Residential Funding Trust(a)(b) Series 2021-HE2 Class A1 5.06%, 11/25/2069 1-mo. SOFR + 0.75%	495,631
1,150,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	1,151,362
400,566	Capital One Prime Auto Receivables Trust Series 2022-1 Class A3 3.17%, 04/15/2027	398,801
1,315,000	Carmax Auto Owner Trust Series 2025-2 Class A2A 4.59%, 07/17/2028	1,319,342
1,540,000	Cathedral Lake VIII Ltd(a)(b) Series 2021-8A Class A1 5.75%, 01/20/2035 3-mo. SOFR + 1.48%	1,540,565
197,101	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	198,122
789,000	Chase Auto Owner Trust(a) Series 2024-1A Class A3 5.13%, 05/25/2029	795,963
1,370,000	CIFC Funding I Ltd(a)(b) Series 2020-1A Class A1R 5.67%, 07/15/2036 3-mo. SOFR + 1.41%	1,371,375
Principal Amount		Fair Value
Non-Agency — (continued)
$ 367,000	Citizens Auto Receivables Trust(a) Series 2024-1 Class A3 5.11%, 04/17/2028	$ 368,996
2,147,000	Discover Card Execution Note Trust Series 2022-A3 Class A3 3.56%, 07/15/2027	2,146,331
535,144	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	531,013
	Elevation Ltd(a)(b)
	Series 2018-10A Class AR
547,538	5.19%, 10/20/2031 3-mo. SOFR + 0.92%	546,593
	Series 2021-13A Class A1R
500,000	5.32%, 07/15/2034 3-mo. SOFR + 1.06%	499,870
	Elmwood Ltd(a)(b)
	Series 2019-3A Class A1RR
650,000	5.65%, 07/18/2037 3-mo. SOFR + 1.38%	653,180
	Series 2024-3A Class A
800,000	5.79%, 04/18/2037 3-mo. SOFR + 1.52%	802,622
	Series 2024-9RA Class AR
500,000	5.65%, 10/21/2037 3-mo. SOFR + 1.38%	502,855
2,100,000	Ford Credit Auto Owner Trust Series 2024-A Class A3 5.09%, 12/15/2028	2,120,493
587,000	GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3 4.85%, 12/18/2028	589,933
2,203,000	Golden Credit Card Trust(a) Series 2022-4A Class A 4.31%, 09/15/2027	2,202,135
500,000	GoldenTree Loan Management US Ltd(a)(b) Series 2021-9A Class AR 5.77%, 04/20/2037 3-mo. SOFR + 1.50%	501,529
800,000	HalseyPoint Ltd(a)(b) Series 2021-4A Class A 5.75%, 04/20/2034 3-mo. SOFR + 1.48%	801,040
1,165,000	Harley-Davidson Motorcycle Trust Series 2025-A Class A3 4.67%, 04/15/2030	1,178,548
573,812	Honda Auto Receivables Owner Trust Series 2023-2 Class A3 4.93%, 11/15/2027	575,448
368,000	Hyundai Auto Receivables Trust Series 2024-C Class A3 4.41%, 05/15/2029	369,852

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 587,000	Hyundai Auto Receivables Trust Series 2025-B Class A3 4.36%, 12/17/2029	$ 590,758
345,977	JPMorgan Mortgage Trust(a)(b) Series 2023-HE2 Class A1 6.00%, 03/20/2054 1-mo. SOFR + 1.70%	347,385
850,000	KKR Ltd(a)(b) Series 2022-43A Class A1R 6.01%, 01/15/2036 3-mo. SOFR + 1.75%	854,116
610,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class AIR 5.62%, 07/16/2037 3-mo. SOFR + 1.36%	611,216
500,000	Magnetite XL Ltd(a)(b) Series 2024-40A Class A1 5.71%, 07/15/2037 3-mo. SOFR + 1.45%	501,545
500,000	Neuberger Berman XVII Ltd(a)(b) Series 2014-17A Class AR3 5.67%, 07/22/2038 3-mo. SOFR + 1.40%	501,652
429,000	Oaktree Ltd(a)(b) Series 2021-1A Class A1R 5.61%, 01/15/2038 3-mo. SOFR + 1.35%	429,478
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,130,993
900,000	Palmer Square Ltd(a)(b) Series 2021-3A Class B 6.17%, 01/15/2035 3-mo. SOFR + 1.91%	901,057
500,000	Sandstone Peak III Ltd(a)(b) Series 2024-1A Class A1 5.91%, 04/25/2037 3-mo. SOFR + 1.63%	501,609
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
89,290	1.35%, 07/15/2027	89,165
	Series 2021-3 Class D
274,796	1.33%, 09/15/2027	273,690
	Series 2021-4 Class D
978,643	1.67%, 10/15/2027	969,180
	Series 2023-3 Class B
550,000	5.61%, 07/17/2028	552,903
	Series 2023-4 Class B
550,000	5.77%, 12/15/2028	557,174
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	307,684
500,000	Signal Peak Ltd(a)(b) Series 2018-5A Class AIR 5.83%, 04/25/2037 3-mo. SOFR + 1.55%	501,505
Principal Amount		Fair Value
Non-Agency — (continued)
$ 500,000	Sound Point XXVI Ltd(a)(b) Series 2020-1A Class AR 5.70%, 07/20/2034 3-mo. SOFR + 1.43%	$ 500,278
500,000	Sound Point XXXII Ltd(a)(b) Series 2021-4A Class A 5.69%, 10/25/2034 3-mo. SOFR + 1.41%	501,093
930,426	Symphony XXIII Ltd(a)(b) Series 2020-23A Class AR2 5.16%, 01/15/2034 3-mo. SOFR + 0.90%	929,057
250,000	Symphony XXXII Ltd(a)(b) Series 2022-32A Class A1 5.60%, 04/23/2035 3-mo. SOFR + 1.32%	250,030
268,605	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	269,094
1,390,000	Volkswagen Auto Loan Enhanced Trust Series 2025-1 Class A2A 4.51%, 01/20/2028	1,390,682
489,023	Voya Ltd(a)(b) Series 2019-3A Class AR 5.62%, 10/17/2032 3-mo. SOFR + 1.34%	490,085
	Wise Ltd(a)(b)
	Series 2023-2A Class A
500,000	6.06%, 01/15/2037 3-mo. SOFR + 1.80%	501,635
	Series 2024-2A Class A
400,000	5.72%, 07/15/2037 3-mo. SOFR + 1.46%	400,745
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	494,861
TOTAL ASSET-BACKED SECURITIES — 8.83% (Cost $41,700,140)		$41,780,303
CORPORATE BONDS AND NOTES
Basic Materials — 0.92%
	Celanese US Holdings LLC
558,000	1.40%, 08/05/2026	537,852
263,000	6.42%, 07/15/2027	272,359
1,498,000	CF Industries Inc(a) 4.50%, 12/01/2026	1,498,894
314,000	Georgia-Pacific LLC(a) 4.40%, 06/30/2028	315,576
706,000	Glencore Funding LLC(a) 6.13%, 10/06/2028	738,717
567,000	International Flavors & Fragrances Inc(a) 1.23%, 10/01/2025	561,502
429,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	437,204
		4,362,104

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Communications — 3.19%
	Charter Communications Operating LLC / Charter Communications Operating Capital
$ 500,000	4.91%, 07/23/2025	$ 499,963
2,000,000	6.15%, 11/10/2026	2,038,285
1,436,000	Juniper Networks Inc 1.20%, 12/10/2025	1,413,333
	Motorola Solutions Inc
448,000	4.85%, 08/15/2030	452,827
390,000	2.30%, 11/15/2030	346,201
3,080,000	Netflix Inc(a) 5.38%, 11/15/2029	3,217,620
	Paramount Global
220,000	3.70%, 06/01/2028	213,550
186,000	4.20%, 06/01/2029	180,951
1,159,000	Rogers Communications Inc 5.00%, 02/15/2029	1,175,419
3,650,000	Sprint Capital Corp 6.88%, 11/15/2028	3,918,410
1,653,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,627,380
		15,083,939
Consumer, Cyclical — 3.26%
955,000	7-Eleven Inc(a) 1.30%, 02/10/2028	880,847
883,000	Alimentation Couche-Tard Inc(a) 3.55%, 07/26/2027	868,897
1,029,000	AS Mileage Plan IP Ltd(a) 5.02%, 10/20/2029	1,018,249
614,000	Brunswick Corp 2.40%, 08/18/2031	522,125
	Carnival Corp(a)
1,648,000	4.00%, 08/01/2028	1,612,980
62,000	5.75%, 03/15/2030	63,049
2,193,000	DR Horton Inc 1.30%, 10/15/2026	2,108,392
1,656,000	General Motors Financial Co Inc 1.50%, 06/10/2026	1,607,578
	Hyatt Hotels Corp
1,236,000	5.75%, 01/30/2027	1,261,444
574,000	5.05%, 03/30/2028	580,246
	Hyundai Capital America(a)
1,438,000	5.30%, 01/08/2029	1,461,044
356,000	5.35%, 03/19/2029	362,455
578,000	Las Vegas Sands Corp 3.50%, 08/18/2026	570,179
451,000	PVH Corp 5.50%, 06/13/2030	454,229
400,000	Royal Caribbean Cruises Ltd(a) 5.50%, 08/31/2026	401,416
449,000	Tapestry Inc 5.10%, 03/11/2030	454,842
	Toll Brothers Finance Corp(c)
80,000	4.35%, 02/15/2028	79,574
583,000	3.80%, 11/01/2029	565,749
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 438,000	Walmart Inc 4.35%, 04/28/2030	$ 443,015
100,000	Warnermedia Holdings Inc 3.76%, 03/15/2027	93,071
		15,409,381
Consumer, Non-Cyclical — 5.43%
1,329,000	Amgen Inc 5.15%, 03/02/2028	1,357,921
1,120,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	1,083,567
902,000	Block Inc 2.75%, 06/01/2026	883,088
1,246,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	1,275,718
66,000	Centene Corp 3.38%, 02/15/2030	60,788
2,234,000	CVS Health Corp 5.40%, 06/01/2029	2,299,156
149,000	GE HealthCare Technologies Inc 4.80%, 08/14/2029	151,184
1,365,000	Haleon US Capital LLC 3.38%, 03/24/2027	1,345,046
	HCA Inc
99,000	5.88%, 02/15/2026	99,108
1,653,000	3.13%, 03/15/2027	1,618,488
828,000	5.20%, 06/01/2028	845,951
	Icon Investments Six Designated Activity Co
275,000	5.81%, 05/08/2027	280,748
200,000	5.85%, 05/08/2029	207,481
1,073,000	Illumina Inc 4.65%, 09/09/2026	1,074,275
800,000	IQVIA Inc 5.70%, 05/15/2028	820,336
1,395,000	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL 3.00%, 02/02/2029	1,325,295
575,000	JBS USA Lux SA / JBS USA Food Co / JBS USA Finance Inc 5.13%, 02/01/2028	586,730
71,000	Kellanova 7.45%, 04/01/2031	81,348
	Mars Inc(a)
2,680,000	4.60%, 03/01/2028	2,701,785
665,000	4.80%, 03/01/2030	673,778
37,000	4.65%, 04/20/2031	37,456
3,310,000	Mondelez International Holdings Netherlands BV(a) 1.25%, 09/24/2026	3,189,917
	Philip Morris International Inc
899,000	4.88%, 02/13/2029	914,862
814,000	4.63%, 11/01/2029	821,592
1,115,000	5.13%, 02/15/2030	1,147,141
825,000	Royalty Pharma PLC 5.15%, 09/02/2029	841,881
		25,724,640

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Energy — 2.27%
$ 1,063,000	Boardwalk Pipelines LP 5.95%, 06/01/2026	$ 1,071,856
1,512,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,495,816
1,310,000	Coterra Energy Operating Co 3.90%, 05/15/2027	1,251,606
627,000	Diamondback Energy Inc 5.15%, 01/30/2030	641,306
683,000	Enbridge Inc 1.60%, 10/04/2026	659,883
	Energy Transfer LP
1,655,000	6.05%, 12/01/2026	1,689,854
16,000	5.25%, 07/01/2029	16,392
83,000	EQT Corp(a) 3.13%, 05/15/2026	81,722
870,000	Occidental Petroleum Corp 5.20%, 08/01/2029	872,798
827,000	ONEOK Inc 5.55%, 11/01/2026	838,377
215,000	Ovintiv Inc 5.65%, 05/15/2028	221,020
	South Bow USA Infrastructure Holdings LLC(a)
764,000	4.91%, 09/01/2027	768,902
223,000	5.03%, 10/01/2029	223,719
877,000	Venture Global Calcasieu Pass LLC(a) 6.25%, 01/15/2030	904,516
		10,737,767
Financial — 20.61%
1,150,000	ABN AMRO Bank NV(a) 6.34%, 09/18/2027	1,175,044
665,000	AEGON Funding Co LLC(a)(c) 5.50%, 04/16/2027	673,078
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
3,082,000	2.45%, 10/29/2026	3,002,720
1,157,000	6.10%, 01/15/2027	1,182,676
	Air Lease Corp
708,000	5.30%, 06/25/2026	712,704
1,913,000	4.63%, 10/01/2028	1,925,406
774,000	Aircastle Ltd(a) 6.50%, 07/18/2028	808,070
5,155,000	Ally Financial Inc 5.75%, 11/20/2025	5,166,719
	American Express Co
824,000	5.39%, 07/28/2027	832,197
841,000	5.10%, 02/16/2028	850,524
306,000	4.73%, 04/25/2029	309,480
1,800,000	American Tower Corp REIT 2.75%, 01/15/2027	1,757,164
	Ares Capital Corp
1,186,000	2.15%, 07/15/2026	1,155,694
658,000	7.00%, 01/15/2027	678,916
865,000	Arthur J Gallagher & Co 4.85%, 12/15/2029	877,711
3,690,000	Athene Global Funding(a) 1.73%, 10/02/2026	3,561,922
Principal Amount		Fair Value
Financial — (continued)
$ 494,000	Aviation Capital Group LLC(a) 5.38%, 07/15/2029	$ 503,068
1,200,000	Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	1,235,793
3,600,000	Banco Santander SA 1.72%, 09/14/2027	3,477,518
5,833,000	Bank of America Corp 6.20%, 11/10/2028	6,070,274
440,000	Bank of New York Mellon 4.73%, 04/20/2029	446,216
1,390,000	Banque Federative du Credit Mutuel SA(a) 1.60%, 10/04/2026	1,342,595
320,000	Barclays PLC 5.37%, 02/25/2031	326,876
417,000	Blackstone Private Credit Fund 3.25%, 03/15/2027	405,456
475,000	BPCE SA(a) 5.98%, 01/18/2027	478,229
960,000	Brown & Brown Inc 4.70%, 06/23/2028	968,099
	CaixaBank SA(a)
435,000	4.63%, 07/03/2029	436,083
430,000	5.67%, 03/15/2030	444,695
1,720,000	Capital One Financial Corp 4.20%, 10/29/2025	1,717,551
1,180,000	Citibank NA 4.91%, 05/29/2030	1,202,655
	Citigroup Inc
1,164,000	5.61%, 09/29/2026	1,166,614
2,069,000	5.17%, 06/09/2027(b) 1-day. SOFR + 0.77%	2,070,446
2,073,000	CNO Global Funding(a) 1.75%, 10/07/2026	2,002,728
1,319,000	Corebridge Financial Inc 3.65%, 04/05/2027	1,301,551
380,000	Credit Agricole SA(a) 5.34%, 01/10/2030	388,720
1,052,000	Crown Castle Inc REIT 4.90%, 09/01/2029	1,061,466
1,042,000	Danske Bank A/S(a) 1.55%, 09/10/2027	1,006,481
	Deutsche Bank AG
1,585,000	2.13%, 11/24/2026	1,568,968
927,000	2.31%, 11/16/2027	899,443
	Equinix Inc REIT
898,000	1.00%, 09/15/2025	890,886
1,200,000	2.90%, 11/18/2026	1,175,901
343,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	353,660
	Fifth Third Bancorp
816,000	6.34%, 07/27/2029	859,494
12,000	4.90%, 09/06/2030	12,133
829,000	First-Citizens Bank & Trust Co 6.13%, 03/09/2028	859,985
2,061,000	Goldman Sachs Group Inc 5.80%, 08/10/2026	2,063,862
	ING Groep NV
1,130,000	6.08%, 09/11/2027	1,150,757
590,000	4.86%, 03/25/2029	596,003

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,347,000	Intesa Sanpaolo SpA(a) 5.71%, 01/15/2026	$ 1,349,984
	JPMorgan Chase & Co
1,986,000	1.47%, 09/22/2027	1,916,060
1,649,000	5.04%, 01/23/2028	1,664,722
	Lloyds Banking Group PLC
1,384,000	5.46%, 01/05/2028	1,402,753
1,076,000	4.82%, 06/13/2029	1,085,697
539,000	5.72%, 06/05/2030	559,780
	LPL Holdings Inc
1,137,000	4.63%, 11/15/2027(a)	1,133,926
323,000	6.75%, 11/17/2028(c)	344,480
254,000	Macquarie Airfinance Holdings Ltd(a) 5.15%, 03/17/2030	253,829
	Morgan Stanley
1,649,000	5.05%, 01/28/2027	1,654,008
3,489,000	3.95%, 04/23/2027	3,467,084
676,000	5.12%, 02/01/2029	687,800
569,000	4.99%, 04/12/2029	577,277
1,000,000	Morgan Stanley Bank NA 4.95%, 01/14/2028	1,008,054
1,737,000	PNC Bank NA 4.05%, 07/26/2028	1,723,334
2,499,000	Royal Bank of Canada 5.20%, 08/01/2028	2,570,749
1,340,000	Santander Holdings USA Inc 2.49%, 01/06/2028	1,297,148
1,648,000	Toronto-Dominion Bank 5.53%, 07/17/2026	1,668,291
430,000	Truist Bank 4.63%, 09/17/2029	424,901
2,499,000	Truist Financial Corp 6.05%, 06/08/2027	2,532,574
2,801,000	UBS AG 7.50%, 02/15/2028	3,021,614
	VICI Properties LP / VICI Note Co Inc REIT(a)
698,000	4.50%, 09/01/2026	696,078
879,000	3.75%, 02/15/2027	865,528
849,000	Wells Fargo & Co 4.81%, 07/25/2028	856,157
1,650,000	Willis North America Inc 4.65%, 06/15/2027	1,659,016
		97,575,075
Industrial — 3.09%
1,365,000	BAE Systems PLC(a) 5.13%, 03/26/2029	1,399,106
	Berry Global Inc
1,205,000	1.65%, 01/15/2027	1,155,811
101,000	5.50%, 04/15/2028	103,615
	Boeing Co
4,362,000	2.75%, 02/01/2026	4,312,326
181,000	6.26%, 05/01/2027	186,216
274,000	6.30%, 05/01/2029	289,659
114,000	2.95%, 02/01/2030	105,685
919,000	Graphic Packaging International LLC(a) 1.51%, 04/15/2026	894,983
Principal Amount		Fair Value
Industrial — (continued)
$ 1,127,000	Howmet Aerospace Inc 3.00%, 01/15/2029	$ 1,076,939
827,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.75%, 05/24/2026	833,975
677,000	Regal Rexnord Corp 6.05%, 04/15/2028	697,637
	Republic Services Inc
1,411,000	0.88%, 11/15/2025(c)	1,391,736
203,000	5.00%, 11/15/2029	208,735
1,152,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.30%, 04/03/2029	1,175,224
796,000	Vertiv Group Corp(a) 4.13%, 11/15/2028	776,089
		14,607,736
Technology — 4.02%
306,000	Atlassian Corp 5.25%, 05/15/2029	314,198
1,067,000	Broadcom Inc 5.05%, 07/12/2029	1,092,628
825,000	Fiserv Inc 5.45%, 03/02/2028	847,769
400,000	Foundry JV Holdco LLC(a) 5.50%, 01/25/2031	410,278
2,485,000	Gartner Inc(a) 4.50%, 07/01/2028	2,459,095
1,922,000	Hewlett Packard Enterprise Co 4.55%, 10/15/2029	1,912,386
	Marvell Technology Inc
1,138,000	1.65%, 04/15/2026	1,112,073
919,000	5.75%, 02/15/2029	956,808
2,114,000	MSCI Inc(a) 4.00%, 11/15/2029	2,045,685
	Oracle Corp
2,482,000	1.65%, 03/25/2026	2,431,246
263,000	2.65%, 07/15/2026	258,258
686,000	Paychex Inc 5.10%, 04/15/2030	702,587
1,046,000	ServiceNow Inc 1.40%, 09/01/2030	906,551
	Synopsys Inc
310,000	4.65%, 04/01/2028	313,156
1,136,000	4.85%, 04/01/2030	1,151,756
1,294,000	VMware LLC 1.40%, 08/15/2026	1,251,533
880,000	Workday Inc 3.50%, 04/01/2027	868,612
		19,034,619
Utilities — 4.74%
1,968,000	AES Corp 1.38%, 01/15/2026	1,930,594
420,000	Alexander Funding Trust II(a) 7.47%, 07/31/2028	449,142
1,987,000	American Electric Power Co Inc 1.00%, 11/01/2025	1,962,527

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 2,067,000	Constellation Energy Generation LLC 5.60%, 03/01/2028	$ 2,138,503
	Dominion Energy Inc
1,248,000	2.85%, 08/15/2026	1,226,600
806,000	4.60%, 05/15/2028	811,310
795,000	Electricite de France SA(a) 5.70%, 05/23/2028	818,938
499,000	Eversource Energy 5.45%, 03/01/2028	511,870
2,017,000	FirstEnergy Corp 3.90%, 07/15/2027	1,994,386
2,103,000	NextEra Energy Capital Holdings Inc 5.05%, 03/15/2030	2,151,942
1,714,000	NRG Energy Inc(a) 2.00%, 12/02/2025	1,688,991
	Pacific Gas & Electric Co
2,413,000	3.00%, 06/15/2028	2,291,626
218,000	6.10%, 01/15/2029	225,860
680,000	Palomino Funding Trust I(a) 7.23%, 05/17/2028	718,427
	Southern Co
1,762,000	3.25%, 07/01/2026	1,742,974
553,000	5.50%, 03/15/2029	575,688
1,205,000	Vistra Operations Co LLC(a) 5.05%, 12/30/2026	1,210,891
		22,450,269
TOTAL CORPORATE BONDS AND NOTES — 47.53% (Cost $222,274,921)		$224,985,530
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.54%
	A&D Mortgage Trust(a)(d)
	Series 2023-NQM4 Class A1
1,642,780	7.47%, 09/25/2068	1,669,425
	Series 2023-NQM5 Class A1
2,403,019	7.05%, 11/25/2068	2,435,041
712,000	Anchor Mortgage Trust (a)(d) Series 2025-RTL1 Class A1 5.72%, 05/25/2040	711,986
	Angel Oak Mortgage Trust(a)
	Series 2021-3 Class A3
380,740	1.46%, 05/25/2066(e)	326,755
	Series 2024-9 Class A1
292,315	5.14%, 09/25/2069(d)	290,761
4,022,113	BANK(e) Series 2020-BN26 Class XA 1.31%, 03/15/2063	168,935
	BANK5(e)
	Series 2024-5YR10 Class XA
9,644,902	1.40%, 10/15/2057	427,556
	Series 2024-5YR7 Class XA
9,145,902	1.57%, 06/15/2057	423,788
Principal Amount		Fair Value
Non-Agency — (continued)
$18,342,352	BBCMS Mortgage Trust(e) Series 2024-5C29 Class XA 1.82%, 09/15/2057	$ 1,069,618
653,707	BDS Ltd(a)(b) Series 2021-FL10 Class A 5.78%, 12/16/2036 1-mo. SOFR + 1.46%	653,680
	Benchmark Mortgage Trust(e)
	Series 2020-B22 Class XA
4,001,156	1.62%, 01/15/2054	262,949
	Series 2024-V10 Class XA
8,394,000	1.52%, 09/15/2057	403,941
9,091,496	BMO Mortgage Trust(e) Series 2024-5C6 Class XA 1.57%, 09/15/2057	436,401
	BRAVO Residential Funding Trust(a)(d)
	Series 2023-NQM4 Class A1
156,688	6.44%, 05/25/2063	157,485
	Series 2023-NQM8 Class A1
321,063	6.39%, 10/25/2063	323,847
	Series 2024-NQM2 Class A1
116,727	6.29%, 02/25/2064	117,794
	Series 2024-NQM3 Class A1
678,146	6.19%, 03/25/2064	684,637
2,636,950	COLT Mortgage Loan Trust(a)(d) Series 2024-INV2 Class A1 6.42%, 05/25/2069	2,668,838
	COMM Mortgage Trust
	Series 2014-CR14 Class B
218,674	3.79%, 02/10/2047(e)	209,971
	Series 2014-CR17 Class B
458,754	4.38%, 05/10/2047	441,555
	Series 2014-UBS3 Class AM
355,125	4.01%, 06/10/2047	339,606
	Series 2014-UBS5 Class AM
497,448	4.19%, 09/10/2047(e)	490,748
	Series 2015-CR22 Class B
470,000	3.93%, 03/10/2048(e)	447,087
	Series 2015-CR27 Class B
512,000	4.48%, 10/10/2048(e)	498,766
216,000	CoreVest American Finance Ltd(a)(d) Series 2025-RRTL1 Class A1 5.68%, 05/28/2040	216,866
	Cross Mortgage Trust(a)
	Series 2024-H1 Class A1
531,853	6.09%, 12/25/2068(d)	535,059
	Series 2025-H3 Class A1
10,331	5.88%, 04/25/2070(e)	10,449
	CSAIL Commercial Mortgage Trust(e)
	Series 2015-C2 Class B
454,000	4.21%, 06/15/2057	437,797
	Series 2021-C20 Class XA
5,948,300	1.11%, 03/15/2054	250,396

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$12,311,053	GS Mortgage Securities Trust(e) Series 2019-GC38 Class XA 1.17%, 02/10/2052	$ 384,353
1,921,396	GS Mortgage-Backed Securities Trust(a)(e) Series 2024-RPL2 Class A1 3.75%, 07/25/2061	1,870,699
472,148	HOMES Trust(a)(d) Series 2024-NQM1 Class A1 5.92%, 07/25/2069	474,947
	JPMBB Commercial Mortgage Securities Trust(e)
	Series 2014-C23 Class B
525,000	4.70%, 09/15/2047	488,634
	Series 2014-C23 Class C
709,824	4.70%, 09/15/2047	646,460
	JPMorgan Mortgage Trust(a)
	Series 2024-10 Class A11
611,058	5.56%, 03/25/2055(b) 3-mo. SOFR + 1.25%	611,056
	Series 2024-CES1 Class A1A
306,876	5.92%, 06/25/2054(d)	308,613
	Series 2024-VIS2 Class A1
332,927	5.85%, 11/25/2064(d)	334,982
337,000	Lhome Mortgage Trust (a)(e) Series 2025-RTL2 Class A1 5.61%, 04/25/2040	338,402
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C10 Class B
433,327	4.11%, 07/15/2046(e)	408,626
	Series 2015-C25 Class AS
1,467,790	4.07%, 10/15/2048	1,460,281
687,000	Morgan Stanley Capital I Trust Series 2018-L1 Class A3 4.14%, 10/15/2051	679,398
	Morgan Stanley Residential Mortgage Loan Trust(a)
	Series 2024-4 Class AF
329,794	5.66%, 09/25/2054(b) 3-mo. SOFR + 1.35%	330,816
	Series 2024-NQM1 Class A1
1,507,856	6.15%, 12/25/2068(d)	1,518,871
887,261	Onslow Bay Financial LLC(a)(d) Series 2024-NQM2 Class A1 5.88%, 12/25/2063	891,289
1,033,000	PFP Ltd(a)(b) Series 2022-9 Class AS 7.10%, 08/19/2035 1-mo. SOFR + 2.78%	1,034,292
513,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	501,496
	Station Place Securitization Trust(a)(b)
	Series 2024-10 Class A
1,000,000	5.22%, 10/27/2025 1-mo. SOFR + 0.90%	1,000,313
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-5 Class A
$ 1,450,000	5.22%, 08/04/2025 1-mo. SOFR + 0.90%	$ 1,450,215
	Series 2025-1 Class A
1,969,000	5.27%, 07/23/2026 1-mo. SOFR + 0.90%	1,969,000
260,000	Toorak Mortgage Trust (a)(d) Series 2025-RRTL1 Class A1 5.52%, 02/25/2040	260,031
	UBS Commercial Mortgage Trust
	Series 2017-C7 Class A4
1,270,000	3.68%, 12/15/2050	1,244,851
	Series 2019-C17 Class XA
10,523,079	1.58%, 10/15/2052(e)	512,306
	Verus Securitization Trust(a)
	Series 2021-2 Class A3
435,545	1.55%, 02/25/2066(e)	389,660
	Series 2023-INV3 Class A1
1,637,664	6.88%, 11/25/2068(e)	1,661,023
	Series 2024-3 Class A1
367,888	6.34%, 04/25/2069(d)	371,903
	Series 2024-4 Class A1
463,449	6.22%, 06/25/2069(d)	468,444
	Wells Fargo Commercial Mortgage Trust(e)
	Series 2016-C33 Class B
1,049,000	4.51%, 03/15/2059	1,029,945
	Series 2025-5C3 Class XA
6,244,565	1.05%, 01/15/2058	207,934
488,000	WFRBS Commercial Mortgage Trust(e) Series 2013-C11 Class C 4.15%, 03/15/2045	465,329
		40,425,906
U.S. Government Agency — 3.73%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
1,015,000	5.96%, 12/25/2041 3-mo. SOFR + 1.65%	1,021,029
	Series 2022-R01 Class 1M2
1,750,000	6.21%, 12/25/2041 3-mo. SOFR + 1.90%	1,764,143
	Series 2022-R02 Class 2M2
1,220,000	7.31%, 01/25/2042 3-mo. SOFR + 3.00%	1,247,823
	Series 2022-R03 Class 1M2
35,000	7.81%, 03/25/2042 3-mo. SOFR + 3.50%	36,362
	Series 2022-R04 Class 1M2
24,000	7.41%, 03/25/2042 3-mo. SOFR + 3.10%	24,722
	Series 2022-R08 Class 1M1
14,613	6.86%, 07/25/2042 3-mo. SOFR + 2.55%	14,939

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2023-R01 Class 1M1
$ 144,845	6.71%, 12/25/2042 3-mo. SOFR + 2.40%	$ 148,577
	Series 2023-R02 Class 1M1
209,698	6.61%, 01/25/2043 3-mo. SOFR + 2.30%	214,013
	Series 2023-R06 Class 1M1
10,513	6.01%, 07/25/2043 3-mo. SOFR + 1.70%	10,572
	Series 2024-R02 Class 1M1
280,487	5.41%, 02/25/2044 3-mo. SOFR + 1.10%	280,398
	Series 2024-R03 Class 2M1
8,102	5.46%, 03/25/2044 3-mo. SOFR + 1.15%	8,102
	Series 2024-R04 Class 1M1
7,088	5.41%, 05/25/2044 3-mo. SOFR + 1.10%	7,086
	Series 2024-R06 Class 1A1
181,019	5.46%, 09/25/2044 3-mo. SOFR + 1.15%	181,637
	Series 2024-R06 Class 1M1
30,393	5.36%, 09/25/2044 3-mo. SOFR + 1.05%	30,393
	Series 2025-R01 Class 1A1
275,524	5.26%, 01/25/2045 3-mo. SOFR + 0.95%	275,094
	Series 2025-R01 Class 1M1
276,342	5.41%, 01/25/2045 3-mo. SOFR + 1.10%	276,516
	Series 2025-R02 Class 1A1
193,803	5.31%, 02/25/2045 3-mo. SOFR + 1.00%	193,924
	Series 2025-R02 Class 1M1
565,240	5.46%, 02/25/2045 3-mo. SOFR + 1.15%	565,593
	Series 2025-R03 Class 2A1
703,507	5.76%, 03/25/2045 3-mo. SOFR + 1.45%	707,769
	Series 2025-R04 Class 1A1
416,204	5.31%, 05/25/2045 3-mo. SOFR + 1.00%	416,344
	Series 2025-R04 Class 1M1
1,104,185	5.51%, 05/25/2045 3-mo. SOFR + 1.20%	1,106,224
1,049,000	Federal Home Loan Mortgage Corp Multifamily Securities Trust(a)(e) Series 2015-K51 Class B 4.10%, 10/25/2048	1,044,198
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
5,392	5.96%, 01/25/2034 3-mo. SOFR + 1.65%	5,416
	Series 2021-DNA6 Class M2
98,293	5.81%, 10/25/2041 3-mo. SOFR + 1.50%	98,665
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2021-DNA7 Class M2
$ 1,242,000	6.11%, 11/25/2041 3-mo. SOFR + 1.80%	$ 1,250,871
	Series 2021-HQA4 Class M1
19,302	5.26%, 12/25/2041 3-mo. SOFR + 0.95%	19,266
	Series 2022-DNA2 Class M1A
3,291	5.61%, 02/25/2042 3-mo. SOFR + 1.30%	3,294
	Series 2022-DNA3 Class M1B
17,000	7.21%, 04/25/2042 3-mo. SOFR + 2.90%	17,510
	Series 2022-DNA5 Class M1A
1,989,654	7.26%, 06/25/2042 3-mo. SOFR + 2.95%	2,034,325
	Series 2022-HQA1 Class M1A
6,412	6.41%, 03/25/2042 3-mo. SOFR + 2.10%	6,451
	Series 2022-HQA2 Class M1A
5,233	6.96%, 07/25/2042 3-mo. SOFR + 2.65%	5,345
	Series 2022-HQA3 Class M1A
20,794	6.61%, 08/25/2042 3-mo. SOFR + 2.30%	21,174
	Series 2023-DNA1 Class M1A
37,921	6.41%, 03/25/2043 3-mo. SOFR + 2.10%	38,478
	Series 2023-HQA3 Class M1
41,065	6.16%, 11/25/2043 3-mo. SOFR + 1.85%	41,394
	Series 2025-DNA1 Class A1
902,100	5.26%, 01/25/2045 3-mo. SOFR + 0.95%	900,693
	Series 2025-DNA2 Class A1
637,175	5.41%, 05/25/2045 3-mo. SOFR + 1.10%	637,411
	Federal National Mortgage Association
313,000	4.69%, 08/01/2028	318,100
732,000	5.28%, 12/01/2028	754,489
937,626	2.73%, 09/01/2029	885,434
	Federal National Mortgage Association Connecticut Avenue Securities(b)
	Series 2016-C07 Class 2M2
305,806	8.77%, 05/25/2029 3-mo. SOFR + 4.47%	315,580
	Series 2017-C06 Class 1M2B
170,347	7.07%, 02/25/2030 3-mo. SOFR + 2.76%	170,604

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2017-C06 Class 2M2
$ 556,241	7.22%, 02/25/2030 3-mo. SOFR + 2.92%	$ 566,195
		17,666,153
TOTAL MORTGAGE-BACKED SECURITIES — 12.27% (Cost $58,964,871)		$58,092,059
U.S. TREASURY BONDS AND NOTES
28,500,000	United States Treasury Note/Bond 3.88%, 05/31/2027	28,566,797
TOTAL U.S. TREASURY BONDS AND NOTES — 6.04% (Cost $28,428,948)		$28,566,797
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,658,060	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 4.25%(g)	1,658,060
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.35% (Cost $1,658,060)		$1,658,060
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 19.30%
2,486,000	Agree LP 4.63%, 07/01/2025	2,486,000
2,465,000	Air Lease Corp 4.96%, 07/08/2025	2,462,657
1,307,000	Alexandria Real Estate 4.73%, 07/18/2025	1,304,129
	Alimentation Couche Tard
1,825,000	4.71%, 07/09/2025	1,823,119
1,520,000	4.69%, 07/10/2025	1,518,245
1,236,000	Arrow Electronics Inc 4.72%, 07/02/2025	1,235,840
1,508,000	Atlantic Asset Securitization LLC 4.57%, 09/11/2025	1,494,357
	AvalonBay Communities Inc
1,877,000	4.65%, 07/08/2025	1,875,327
1,830,000	4.70%, 07/10/2025	1,827,881
1,236,000	Bell Canada 4.62%, 07/02/2025	1,235,844
	Boston Properties LP
980,000	4.74%, 07/02/2025	979,873
645,000	4.74%, 07/07/2025	644,415
1,970,000	4.77%, 07/08/2025	1,968,201
Principal Amount		Fair Value
Commercial Paper — (continued)
1,257,000	4.72%, 07/16/2025	$ 1,254,565
800,000	4.79%, 08/11/2025	795,715
1,437,000	Cabot Corporation 4.61%, 07/01/2025	1,437,000
2,825,000	Charta LLC 4.58%, 09/15/2025	2,797,971
2,130,000	Conagra Brands 4.72%, 07/01/2025	2,130,000
2,750,000	CRC Funding Inc 4.60%, 09/22/2025	2,721,168
1,450,000	CRH America Inc 4.72%, 08/06/2025	1,443,286
1,015,000	Crown Castle Inc 5.01%, 07/01/2025	1,015,000
940,000	CVS Health Corp 5.24%, 09/25/2025	928,538
	Duke Energy Corp
1,765,000	4.64%, 07/01/2025	1,765,000
1,740,000	4.64%, 07/07/2025	1,738,675
1,820,000	4.67%, 07/22/2025	1,815,124
1,540,000	Energy Transfer LP 4.61%, 07/01/2025	1,540,000
1,807,000	Fidelity Natl Information SVCS 4.70%, 07/17/2025	1,803,287
1,430,000	FMC Corp 5.17%, 07/01/2025	1,430,000
2,800,000	Glencore Funding LLC 4.43%, 08/04/2025	2,788,152
	Intercontinental Exchange Inc
1,062,000	4.68%, 07/02/2025	1,061,864
830,000	4.68%, 07/09/2025	829,150
3,000,000	Manhattan Asset FDG CO LLC 4.44%, 07/24/2025	2,991,627
	Marriott International Inc
1,545,000	4.63%, 07/21/2025	1,540,899
1,325,000	4.68%, 08/05/2025	1,319,077
	Mid America Apartments LP
990,000	4.70%, 07/02/2025	989,873
978,000	4.66%, 07/03/2025	977,751
1,390,000	4.70%, 07/07/2025	1,388,928
2,800,000	Nestle Finance International LTD 4.46%, 08/14/2025	2,784,703
	ONEOK Inc
979,000	4.68%, 07/07/2025	978,248
1,230,000	4.68%, 07/11/2025	1,228,426
	O'Reilly Automotive Inc
1,970,000	4.71%, 07/07/2025	1,968,476
1,692,000	4.65%, 07/18/2025	1,688,342
	Penske Truck Leasing CO LP
2,980,000	4.71%, 07/09/2025	2,976,927
1,336,000	4.68%, 07/14/2025	1,333,777
800,000	4.74%, 07/18/2025	798,238
1,054,000	Plains All American Pipline LP 4.65%, 07/07/2025	1,053,195
1,015,000	Protective Life Corp 4.67%, 07/01/2025	1,015,000
	RTX Corp
1,660,000	4.72%, 07/15/2025	1,657,001
1,236,000	4.71%, 07/18/2025	1,233,292

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Commercial Paper — (continued)
1,720,000	Sempra Energy 4.69%, 07/08/2025	$ 1,718,454
1,400,000	Sherwin-Williams Co 4.76%, 07/28/2025	1,394,908
3,491,000	Targa Resources Corp 4.59%, 07/01/2025	3,491,000
2,295,000	UDR Inc 4.68%, 07/23/2025	2,288,543
2,000,000	Victory Receivables Corp 4.51%, 08/05/2025	1,991,151
	Vulcan Materials Co
1,818,000	4.71%, 07/10/2025	1,815,890
582,000	4.65%, 07/15/2025	580,965
		91,355,074
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — 4.21%
20,000,000	Federal Home Loan Bank(h) 4.32%, 07/28/2025	$ 19,936,288
TOTAL SHORT TERM INVESTMENTS — 23.51% (Cost $111,294,773)		$111,291,362
TOTAL INVESTMENTS — 98.53% (Cost $464,321,713)		$466,374,111
OTHER ASSETS & LIABILITIES, NET — 1.47%		$6,967,205
TOTAL NET ASSETS — 100.00%		$473,341,316

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $120,749,313, representing 25.51% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2025.
(c)	All or a portion of the security is on loan as of June 30, 2025.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2025. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of June 30, 2025.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of June 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.58%	Annual	1-day SOFR	Annual	USD	202,663	09/17/2027	$877,559	$(292,922)	$1,170,481
1-day SOFR	Annual	3.63%	Annual	USD	33,644	09/17/2030	(364,496)	(8,957)	(355,539)
							$513,063	$(301,879)	$814,942
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.23%
$ 550,000	AGL Ltd(a)(b) Series 2022-23A Class BR 5.82%, 04/20/2038 3-mo. SOFR + 1.55%	$ 551,668
	American Credit Acceptance Receivables Trust(a)
	Series 2023-3 Class C
749,957	6.44%, 10/12/2029	754,242
	Series 2025-1 Class D
1,000,000	5.54%, 08/12/2031	1,007,156
1,050,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,078,819
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 6.13%, 10/22/2034 3-mo. SOFR + 1.86%	2,603,393
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 6.19%, 01/25/2034 3-mo. SOFR + 1.91%	2,655,300
1,510,000	Birch Grove Ltd(a)(b) Series 2024-11A Class A1 5.71%, 01/22/2038 3-mo. SOFR + 1.36%	1,511,931
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 6.28%, 11/20/2034 3-mo. SOFR + 1.96%	2,103,497
800,000	Bridgecrest Lending Auto Securitization Trust Series 2025-2 Class C 5.17%, 03/17/2031	807,808
309,730	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	311,335
	Drive Auto Receivables Trust
	Series 2021-2 Class D
535,144	1.39%, 03/15/2029	531,013
	Series 2025-1 Class D
900,000	5.41%, 09/15/2032	910,084
1,400,000	DT Auto Owner Trust(a) Series 2023-3A Class B 6.07%, 03/15/2028	1,405,721
	Exeter Automobile Receivables Trust
	Series 2021-3A Class D
1,350,191	1.55%, 06/15/2027	1,327,090
	Series 2024-4A Class D
900,000	5.81%, 12/16/2030	918,690
	Series 2025-1 Class A3
1,000,000	4.69%, 04/15/2030	1,004,127
	Series 2025-1A Class D
2,600,000	5.49%, 05/15/2031	2,649,024
	Series 2025-2A Class C
650,000	5.16%, 07/15/2031	657,291
2,000,000	Ford Credit Auto Owner Trust(a)(c) Series 2025-1 Class A 4.86%, 08/15/2037	2,039,839
Principal Amount		Fair Value
Non-Agency — (continued)
$ 4,200,000	HPS Loan Management Ltd(a)(b) Series 15A-19 Class A1R 5.59%, 01/22/2035 3-mo. SOFR + 1.32%	$ 4,201,554
2,000,000	KKR Ltd(a)(b) Series 31A Class B 6.03%, 04/20/2034 3-mo. SOFR + 1.76%	2,002,447
	Marathon Ltd(a)(b)
	Series 2021-16A Class A2
2,000,000	6.22%, 04/15/2034 3-mo. SOFR + 1.96%	2,000,000
	Series 2021-16A Class A2R
2,000,000	6.55%, 04/15/2034 3-mo. SOFR + 1.55%	2,000,000
490,000	Sagard-Halseypoint Ltd(a)(b) Series 2024-8A Class A1 5.70%, 01/30/2038 3-mo. SOFR + 1.39%	490,865
	Santander Drive Auto Receivables Trust
	Series 2021-4 Class D
611,652	1.67%, 10/15/2027	605,737
	Series 2023-3 Class B
1,150,000	5.61%, 07/17/2028	1,156,070
	Series 2023-4 Class B
1,050,000	5.77%, 12/15/2028	1,063,696
	Series 2023-4 Class C
600,000	6.04%, 12/15/2031	615,368
	Series 2025-2 Class C
800,000	5.06%, 05/15/2031	804,584
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
107,082	1.23%, 12/15/2026	106,831
	Series 2023-3A Class C
400,000	6.02%, 09/15/2028	405,678
TOTAL ASSET-BACKED SECURITIES — 7.23% (Cost $40,075,503)		$40,280,858
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.97%
964,035	Angel Oak Mortgage Trust(a)(c) Series 2024-10 Class A1 5.35%, 10/25/2069	961,903
680,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	666,804
1,003,418	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	990,593

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,630,000	Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3 6.10%, 01/15/2058	$ 2,777,053
		5,396,353
U.S. Government Agency — 49.97%
440,000	Connecticut Avenue Securities Trust(a)(b) Series 2023-R01 Class 1M2 8.06%, 12/25/2042 1-mo. SOFR + 3.75%	464,029
	Federal Home Loan Mortgage Corp
41,733	3.00%, 12/01/2026	41,295
62,844	2.50%, 01/01/2029	61,508
85,252	3.00%, 07/01/2029	83,947
1,793,934	4.30%, 01/01/2030	1,784,278
204,198	3.50%, 02/01/2032	200,386
21,050	5.50%, 08/01/2033	21,332
19,193	5.50%, 01/01/2034	19,655
215,801	4.00%, 05/01/2034	213,661
43,245	5.50%, 10/01/2034	44,542
795,860	2.50%, 06/01/2035	745,955
81,367	5.00%, 09/01/2035	82,611
97,046	5.00%, 12/01/2035	98,608
756,662	2.00%, 01/01/2036	695,567
8,242	5.00%, 01/01/2036	8,374
76,718	6.00%, 01/01/2036	80,517
34,689	6.00%, 03/01/2036	36,402
41,239	6.00%, 07/01/2036	43,283
501,597	3.00%, 09/01/2036	475,810
8,729	5.50%, 05/01/2038	8,960
12,929	6.00%, 05/01/2038	13,698
28,874	5.00%, 06/01/2038	29,310
206,649	4.50%, 02/01/2040	206,433
294,974	5.00%, 03/01/2040	299,007
1,901,825	2.00%, 01/01/2042	1,637,098
1,815,969	2.50%, 01/01/2042	1,618,364
175,150	3.50%, 06/01/2042	164,603
103,645	3.50%, 11/01/2042	97,328
505,857	4.00%, 05/01/2044	487,498
433,736	3.00%, 11/01/2046	385,228
866,329	3.00%, 12/01/2046	767,454
88,143	4.00%, 07/01/2050	83,763
1,306,629	2.50%, 11/01/2050	1,093,725
1,259,593	3.00%, 02/01/2051	1,104,721
1,555,347	2.00%, 03/01/2051	1,266,845
3,400,197	2.00%, 05/01/2051	2,705,548
2,244,391	3.00%, 07/01/2051	1,966,802
2,394,579	2.50%, 02/01/2052	2,005,043
2,544,002	3.00%, 04/01/2052	2,222,617
2,749,893	3.50%, 05/01/2052	2,495,594
4,449,530	4.50%, 07/01/2052	4,278,215
1,442,879	3.50%, 08/01/2052	1,304,667
2,328,762	4.50%, 08/01/2052	2,243,622
1,573,525	4.50%, 09/01/2052	1,513,431
2,537,301	5.00%, 10/01/2052	2,510,223
970,811	5.00%, 01/01/2053	956,422
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,673,331	5.50%, 01/01/2053	$ 1,693,745
4,951,820	5.50%, 02/01/2053	4,979,860
2,698,561	6.00%, 02/01/2053	2,772,423
2,686,091	5.50%, 05/01/2053	2,707,084
2,970,564	5.50%, 07/01/2053	3,000,047
1,339,504	5.50%, 08/01/2053	1,355,843
2,563,889	6.50%, 10/01/2053	2,653,597
1,284,523	5.00%, 12/01/2054	1,265,835
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K136 Class A2
1,780,000	2.13%, 11/25/2031	1,566,105
	Series K517 Class A2
2,500,000	5.36%, 01/25/2029(d)	2,592,865
	Series K522 Class A2
2,410,000	4.80%, 05/25/2029	2,462,665
	Series K532 Class A2
2,800,000	4.25%, 11/25/2029(d)	2,806,594
	Series K533 Class A2
2,690,000	4.23%, 12/25/2029(d)	2,694,050
	Series K535 Class A2
2,640,000	4.69%, 11/25/2029(d)	2,692,704
	Series K537 Class A2
1,550,000	4.43%, 02/25/2030(d)	1,564,680
	Series K539 Class A2
2,350,000	4.41%, 01/25/2030(d)	2,371,251
	Series K753 Class A2
2,760,000	4.40%, 10/25/2030	2,782,403
	Series K760 Class A2
2,080,000	4.55%, 01/25/2032(d)	2,103,580
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,373,144	3.50%, 09/15/2047	2,204,551
	Series 5238 Class BC
2,583,932	4.00%, 09/25/2049	2,528,387
	Series 5559 Class BA
1,350,000	5.00%, 02/25/2052	1,346,625
1,020,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b) Series 2022-DNA4 Class M1B 7.66%, 05/25/2042 1-mo. SOFR + 3.35%	1,059,908
75,479	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 4.56%, 07/25/2031 1-mo. SOFR + 0.23%	74,746
	Federal National Mortgage Association
24,742	3.00%, 06/01/2027	24,406
213,967	3.00%, 08/01/2029	209,664
1,240,000	4.74%, 12/01/2029	1,267,699

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,270,000	4.85%, 01/01/2030	$ 1,301,134
1,350,000	4.94%, 02/01/2030	1,383,837
183,898	3.00%, 10/01/2030	179,605
7,272	7.00%, 02/01/2031	7,667
19,944	7.00%, 09/01/2031	21,027
37,260	6.50%, 12/01/2031	38,484
22,376	7.00%, 12/01/2031	23,592
47,134	6.50%, 01/01/2032	48,683
25,085	7.00%, 01/01/2032	26,447
16,696	6.50%, 02/01/2032	17,282
676,601	3.00%, 05/01/2032	656,124
60,950	6.00%, 03/01/2033	63,943
37,290	5.50%, 07/01/2033	38,159
81,388	5.00%, 09/01/2033	82,383
13,384	5.50%, 09/01/2033	13,800
1,874,819	4.00%, 02/01/2034	1,868,633
31,760	5.50%, 03/01/2034	32,480
875,739	3.00%, 06/01/2034	844,753
942,618	3.00%, 11/01/2034	908,132
48,183	5.50%, 12/01/2034	49,608
74,740	5.50%, 02/01/2035	76,864
43,596	5.00%, 09/01/2035	44,012
100,901	5.00%, 10/01/2035	102,337
35,931	5.50%, 10/01/2035	37,083
56,125	6.00%, 01/01/2036	58,835
12,407	6.00%, 02/01/2036	13,006
16,843	6.00%, 03/01/2036	17,656
61,120	5.50%, 05/01/2036	63,079
2,045,556	2.00%, 02/01/2037	1,884,053
2,086,293	2.50%, 02/01/2037	1,948,799
1,918,448	2.00%, 03/01/2037	1,763,426
1,775,989	2.50%, 03/01/2037	1,665,351
1,039,750	2.50%, 04/01/2037	971,230
22,469	6.00%, 05/01/2037	23,555
34,242	5.00%, 07/01/2037	34,582
77,516	5.00%, 04/01/2039	78,543
188,802	4.50%, 05/01/2039	188,373
73,771	4.50%, 06/01/2039	73,603
62,177	4.50%, 08/01/2039	62,036
185,356	5.00%, 11/01/2039	187,717
107,913	5.00%, 12/01/2039	109,255
118,170	5.00%, 06/01/2040	119,639
469,819	4.50%, 08/01/2040	468,703
48,069	4.50%, 09/01/2040	47,910
147,643	5.00%, 09/01/2040	149,478
138,005	4.50%, 11/01/2040	137,578
100,086	5.00%, 01/01/2041	99,850
118,651	4.50%, 02/01/2041	118,235
23,932	4.00%, 03/01/2041	23,120
555,910	4.50%, 03/01/2041	553,065
153,637	4.00%, 09/01/2041	148,339
205,678	4.50%, 10/01/2041	204,576
450,283	3.50%, 12/01/2041	423,019
642,799	4.00%, 12/01/2041	620,379
2,272,145	2.50%, 02/01/2042	2,023,494
358,453	4.00%, 07/01/2042	345,797
218,910	3.50%, 09/01/2042	200,491
233,895	3.50%, 10/01/2042	219,367
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 315,308	3.00%, 03/01/2043	$ 284,777
2,532,502	5.00%, 05/01/2043	2,532,811
2,841,275	5.00%, 06/01/2043	2,834,318
232,656	3.00%, 07/01/2043	206,101
328,843	3.00%, 08/01/2043	296,866
211,956	3.00%, 09/01/2043	191,611
1,720,470	3.50%, 07/01/2047	1,614,132
1,086,430	4.00%, 08/01/2047	1,019,772
469,174	3.50%, 03/01/2048	429,454
1,311,554	3.00%, 01/01/2049	1,171,092
383,137	3.00%, 12/01/2049	335,687
260,372	3.00%, 01/01/2050	228,125
578,514	2.50%, 08/01/2050	485,167
1,280,785	2.50%, 10/01/2050	1,075,561
3,099,664	2.00%, 11/01/2050	2,492,957
2,389,886	2.00%, 12/01/2050	1,937,741
2,872,085	2.00%, 01/01/2051	2,328,463
1,894,775	2.50%, 10/01/2051	1,593,303
2,735,328	2.00%, 11/01/2051	2,197,426
4,632,958	2.50%, 01/01/2052	3,874,485
4,518,802	3.50%, 01/01/2052	4,095,766
7,937,528	2.50%, 02/01/2052	6,660,520
6,787,941	2.00%, 03/01/2052	5,467,419
2,465,148	2.50%, 03/01/2052	2,067,959
9,341,036	3.00%, 03/01/2052	8,172,831
2,044,410	3.50%, 04/01/2052	1,855,612
2,733,306	4.00%, 06/01/2052	2,559,636
2,747,756	4.00%, 07/01/2052	2,571,328
2,093,356	5.00%, 07/01/2052	2,055,115
2,960,388	4.00%, 08/01/2052	2,763,424
1,949,725	5.00%, 08/01/2052	1,920,109
2,671,492	4.50%, 09/01/2052	2,572,910
1,427,503	5.00%, 10/01/2052	1,403,409
2,671,884	5.00%, 11/01/2052	2,643,617
1,233,480	6.00%, 03/01/2053	1,267,121
2,836,288	5.00%, 06/01/2053	2,785,744
1,343,976	6.00%, 10/01/2053	1,379,387
2,883,916	4.50%, 11/01/2053	2,761,075
2,664,357	6.00%, 11/01/2053	2,737,703
2,572,176	6.00%, 09/01/2054	2,636,115
2,386,733	6.50%, 09/01/2054	2,483,463
709,141	5.00%, 10/01/2054	700,270
2,771,776	5.00%, 12/01/2054	2,728,150
2,753,185	5.50%, 12/01/2054	2,753,702
2,714,098	5.50%, 03/01/2055	2,729,784
2,900,320	4.50%, 05/01/2055	2,775,149
900,530	3.50%, 08/01/2056	804,529
975,477	3.00%, 02/01/2057	822,851
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2018-M2 Class A2
1,527,519	3.00%, 01/25/2028	1,486,313
	Series 2018-M3 Class A2
3,156,924	3.17%, 02/25/2030	3,022,876
	Series 2023-M5 Class 2A2
2,950,882	4.50%, 07/25/2028	2,969,058

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Government National Mortgage Association
$ 148	7.50%, 10/20/2028	$ 148
490	7.50%, 12/20/2028	494
2,465,026	2.50%, 03/20/2051	2,082,786
1,598,212	3.00%, 08/20/2051	1,415,389
5,875,358	2.50%, 11/20/2051	4,994,150
6,235,062	2.00%, 12/20/2051	5,078,562
5,567,042	3.50%, 02/20/2052	5,084,192
2,566,152	3.50%, 06/20/2052	2,341,203
2,892,567	4.00%, 07/20/2052	2,693,654
2,856,832	3.50%, 08/20/2052	2,609,053
2,783,335	4.50%, 08/20/2052	2,686,624
5,510,808	4.50%, 09/20/2052	5,308,340
2,660,477	5.00%, 09/20/2052	2,622,792
2,618,820	5.00%, 10/20/2052	2,592,846
1,329,193	5.00%, 05/20/2053	1,309,951
5,171,914	5.00%, 06/20/2053	5,106,377
	Series 2024-125 Class H
1,628,372	4.50%, 10/20/2051	1,599,146
5,500,000	Uniform Mortgage-Backed Security(e) 5.00%, TBA	5,389,451
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
79,806	6.75%, 09/15/2026	80,108
	Series 2002-1 Class 1A
115,087	6.00%, 10/15/2031	117,057
		278,256,621
TOTAL MORTGAGE-BACKED SECURITIES — 50.94% (Cost $295,383,866)		$283,652,974
U.S. GOVERNMENT AGENCY BONDS AND NOTES
7,000,000	Federal Farm Credit Bank Funding Corp 4.50%, 03/13/2026	7,017,634
	Federal Home Loan Bank
500,000	5.75%, 06/12/2026	507,472
3,500,000	1.75%, 01/19/2029	3,252,666
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.93% (Cost $10,698,965)		$10,777,772
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
$30,300,000	4.13%, 01/31/2027	$ 30,438,480
7,000,000	3.88%, 05/31/2027	7,016,406
40,000,000	4.25%, 01/15/2028	40,517,188
24,800,000	4.25%, 02/15/2028	25,135,187
17,800,000	4.00%, 02/28/2030	17,973,133
17,100,000	4.13%, 08/31/2030	17,347,148
8,400,000	4.13%, 05/31/2032	8,470,875
12,900,000	4.63%, 02/15/2035	13,309,172
22,500,000	4.75%, 02/15/2045(f)	22,380,470
18,600,000	3.38%, 11/15/2048	14,713,617
20,900,000	4.50%, 11/15/2054	19,917,048
TOTAL U.S. TREASURY BONDS AND NOTES — 39.01% (Cost $214,841,038)		$217,218,724
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.11%
600,000	Federal Home Loan Bank(g) 4.16%, 07/01/2025	600,000
U.S. Treasury Bonds and Notes — 1.25%
7,000,000	U.S. Treasury Bills(g) 4.29%, 09/04/2025	6,946,247
TOTAL SHORT TERM INVESTMENTS — 1.36% (Cost $7,546,247)		$7,546,247
TOTAL INVESTMENTS — 100.47% (Cost $568,545,619)		$559,476,575
OTHER ASSETS & LIABILITIES, NET — (0.47)%		$(2,611,401)
TOTAL NET ASSETS — 100.00%		$556,865,174

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2025, the aggregate fair value of 144A securities was $28,637,297, representing 5.14% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of June 30, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2025. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
U.S. 10 Year Treasury Note Futures	177	USD	19,846	Sep 2025	$429,961
U.S. 10 Year Treasury Ultra Futures	70	USD	7,999	Sep 2025	230,235
U.S. Long Bond Futures	15	USD	1,732	Sep 2025	74,574
U.S. Ultra Bond Futures	42	USD	5,003	Sep 2025	244,812
				Net Appreciation	$979,582
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
ASSETS:
Investments in securities, fair value(a)(b)	$4,267,225,216	$677,715,786	$560,636,238
Cash	20,804,229	18,916,706	5,680,747
Cash denominated in foreign currencies, fair value(c)	-	-	8,947,032
Cash pledged on futures contracts	-	1,511,254	4,704,327
Cash pledged on forward foreign currency contracts	-	70,000	9,860,938
Cash pledged on centrally cleared swaps	-	981,254	5,177,656
Cash pledged for TBA investments	-	100,000	-
Interest receivable	31,336,491	3,978,060	5,633,233
Subscriptions receivable	5,495,426	1,159,410	968,792
Receivable for investments sold	27,178,407	1,570,981	1,330,168
Receivable for swaps	-	19,698	-
Variation margin on futures contracts	-	257,326	34,098
Variation margin on centrally cleared swaps	-	-	123
Unrealized appreciation on forward foreign currency contracts	-	-	8,874,195
Premium paid on OTC swaps	-	-	118,149
Unrealized appreciation on OTC swaps	-	-	24,856
Total Assets	4,352,039,769	706,280,475	611,990,552
LIABILITIES:
Payable for TBA investments purchased	-	62,208,050	29,903,837
Payable for director fees	21,666	21,666	21,666
Payable for investments purchased	43,881,294	10,180,555	3,469,196
Payable for other accrued fees	278,917	202,552	237,460
Payable for shareholder services fees	997,061	4,551	4,146
Payable to investment adviser	423,502	132,638	252,120
Payable to custodian	-	1,951	-
Payable upon return of securities loaned	20,169,356	11,052,193	5,353,638
Payable for swaps	-	-	83,274
Redemptions payable	3,954,744	211,285	197,205
Unrealized depreciation on forward foreign currency contracts	-	14,706	13,728,321
Unrealized depreciation on OTC swaps	-	-	181,614
Variation margin on centrally cleared swaps	-	50,098	-
Premium received on OTC swaps	-	-	96,228
Total Liabilities	69,726,540	84,080,245	53,528,705
NET ASSETS	$4,282,313,229	$622,200,230	$558,461,847
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$36,473,324	$7,260,432	$6,998,563
Paid-in capital in excess of par	4,458,785,436	686,944,103	598,331,621
Undistributed/accumulated deficit	(212,945,531)	(72,004,305)	(46,868,337)
NET ASSETS	$4,282,313,229	$622,200,230	$558,461,847
NET ASSETS BY CLASS
Investor Class	$3,420,892,126	$14,201,795	$14,310,454
Institutional Class	$861,421,103	$607,998,435	$544,151,393
CAPITAL STOCK:
Authorized
Investor Class	900,000,000	40,000,000	35,000,000
Institutional Class	530,000,000	260,000,000	330,000,000
Issued and Outstanding
Investor Class	262,662,032	1,436,509	2,007,084
Institutional Class	102,071,206	71,167,807	67,978,550
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.02	$9.89	$7.13
Institutional Class	$8.44	$8.54	$8.00
(a) Cost of investments	$4,499,498,171	$697,566,810	$561,414,336
(b) Including fair value of securities on loan	$19,545,727	$10,720,755	$5,007,828
(c) Cost of cash denominated in foreign currencies	$-	$-	$8,839,379
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower High Yield Bond Fund	Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
ASSETS:
Investments in securities, fair value(a)(b)	$679,584,291	$414,093,621	$1,208,547,871
Cash	37,684,623	21,350,539	34,467,145
Cash denominated in foreign currencies, fair value(c)	424,396	-	-
Cash pledged on futures contracts	-	1,864,542	10,284
Cash pledged on centrally cleared swaps	863,194	5,301,894	600
Dividends and interest receivable	8,896,281	2,693,197	13,358,355
Subscriptions receivable	1,287,485	953,301	1,729,543
Receivable for investments sold	1,847,258	5,249,942	4,040,410
Receivable for swaps	16,812	-	-
Variation margin on centrally cleared swaps	36,893	-	-
Unrealized appreciation on forward foreign currency contracts	2,346	-	-
Total Assets	730,643,579	451,507,036	1,262,154,208
LIABILITIES:
Payable for director fees	21,666	21,985	21,666
Payable for investments purchased	9,706,940	13,236,456	23,689,113
Payable for other accrued fees	162,532	120,537	276,685
Payable for shareholder services fees	106,817	891	128,649
Payable to investment adviser	320,023	105,309	482,197
Payable upon return of securities loaned	26,744,467	251,950	22,861,573
Redemptions payable	454,232	317,214	782,528
Unrealized depreciation on forward foreign currency contracts	252,855	-	-
Variation margin on futures contracts	-	266,701	283,966
Variation margin on centrally cleared swaps	-	219,579	-
Total Liabilities	37,769,532	14,540,622	48,526,377
NET ASSETS	$692,874,047	$436,966,414	$1,213,627,831
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,605,700	$4,742,286	$12,407,843
Paid-in capital in excess of par	690,026,614	459,789,513	1,220,284,568
Undistributed/accumulated deficit	(4,758,267)	(27,565,385)	(19,064,580)
NET ASSETS	$692,874,047	$436,966,414	$1,213,627,831
NET ASSETS BY CLASS
Investor Class	$367,578,730	$3,269,439	$440,076,663
Institutional Class	$325,295,317	$433,696,975	$773,551,168
CAPITAL STOCK:
Authorized
Investor Class	210,000,000	30,000,000	200,000,000
Institutional Class	170,000,000	250,000,000	295,000,000
Issued and Outstanding
Investor Class	45,073,185	350,961	32,613,574
Institutional Class	30,983,818	47,071,900	91,464,856
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.16	$9.32	$13.49
Institutional Class	$10.50	$9.21	$8.46
(a) Cost of investments	$657,719,421	$412,744,454	$1,209,027,787
(b) Including fair value of securities on loan	$25,766,413	$241,996	$21,801,519
(c) Cost of cash denominated in foreign currencies	$442,428	$-	$-
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value(a)(b)	$466,374,111	$559,476,575
Cash	2,851,983	178,409
Cash pledged on futures contracts	-	637
Cash pledged on centrally cleared swaps	1,826,057	-
Interest receivable	3,116,758	4,423,857
Subscriptions receivable	741,619	478,885
Receivable for investments sold	1,607,385	-
Variation margin on futures contracts	-	160,657
Variation margin on centrally cleared swaps	58,166	-
Total Assets	476,576,079	564,719,020
LIABILITIES:
Payable for TBA investments purchased	-	5,303,680
Payable for director fees	21,666	21,666
Payable for investments purchased	1,135,000	2,000,000
Payable for other accrued fees	107,010	100,852
Payable for shareholder services fees	42,398	26,789
Payable to investment adviser	86,363	86,049
Payable upon return of securities loaned	1,658,060	-
Redemptions payable	184,266	314,810
Total Liabilities	3,234,763	7,853,846
NET ASSETS	$473,341,316	$556,865,174
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,787,043	$6,449,970
Paid-in capital in excess of par	470,917,737	639,111,362
Undistributed/accumulated deficit	(2,363,464)	(88,696,158)
NET ASSETS	$473,341,316	$556,865,174
NET ASSETS BY CLASS
Investor Class	$67,014,690	$91,274,919
Institutional Class	$406,326,626	$465,590,255
CAPITAL STOCK:
Authorized
Investor Class	40,000,000	200,000,000
Institutional Class	175,000,000	165,000,000
Issued and Outstanding
Investor Class	6,338,416	8,217,300
Institutional Class	41,532,012	56,282,404
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.57	$11.11
Institutional Class	$9.78	$8.27
(a) Cost of investments	$464,321,713	$568,545,619
(b) Including fair value of securities on loan	$1,604,145	$-
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Bond Index Fund	Empower Core Bond Fund	Empower Global Bond Fund
INVESTMENT INCOME:
Interest	$83,870,009	$12,556,768	$12,591,501
Income from securities lending (net of fees)	50,700	15,951	5,117
Dividends	-	-	104,865
Foreign withholding tax	-	(40,869)	(46,346)
Total Income	83,920,709	12,531,850	12,655,137
EXPENSES:
Management fees	2,433,057	918,054	1,576,476
Shareholder services fees – Investor Class	5,650,164	41,488	24,965
Audit and tax fees	22,524	27,376	43,503
Custodian fees	61,226	48,106	156,947
Directors fees	21,968	21,968	21,968
Legal fees	6,196	6,196	6,196
Pricing fees	116,571	121,724	68,059
Registration fees	131,085	21,920	19,946
Shareholder report fees	69,933	1,179	1,140
Transfer agent fees	5,832	5,329	5,092
Other fees	23,282	20,258	19,811
Total Expenses	8,541,838	1,233,598	1,944,103
Less amount waived by investment adviser	-	188,020	120,299
Net Expenses	8,541,838	1,045,578	1,823,804
NET INVESTMENT INCOME	75,378,871	11,486,272	10,831,333
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(4,893,214)	(4,077,154)	197,380
Net realized loss on swaps	-	(60,915)	(1,504,756)
Net realized gain (loss) on futures contracts	-	(1,283,671)	2,350,997
Net realized gain on written options	-	-	454,732
Net realized gain (loss) on foreign currency transactions	-	23,291	(2,106,597)
Net realized loss on forward foreign currency contracts	-	(149,721)	(395,939)
Net Realized Loss	(4,893,214)	(5,548,170)	(1,004,183)
Net change in unrealized appreciation on investments	85,882,926	14,450,908	33,532,373
Net change in unrealized appreciation (depreciation) on swaps	-	(251,907)	495,056
Net change in unrealized appreciation on futures contracts	-	1,961,735	92,674
Net change in unrealized appreciation on foreign currency translations	-	25,193	126,303
Net change in unrealized depreciation on forward foreign currency contracts	-	(4,303)	(6,392,185)
Net change in unrealized appreciation on written options	-	-	6,319
Net Change in Unrealized Appreciation	85,882,926	16,181,626	27,860,540
Net Realized and Unrealized Gain	80,989,712	10,633,456	26,856,357
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$156,368,583	$22,119,728	$37,687,690
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower High Yield Bond Fund	Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
INVESTMENT INCOME:
Interest	$17,823,397	$10,791,870	$33,738,952
Income from securities lending (net of fees)	132,029	5,191	70,076
Dividends	533,330	-	92,917
Foreign withholding tax	(37)	-	(10,347)
Total Income	18,488,719	10,797,061	33,891,598
EXPENSES:
Management fees	1,961,923	748,187	2,864,869
Shareholder services fees – Investor Class	610,168	5,532	742,494
Audit and tax fees	42,245	27,039	41,253
Custodian fees	23,617	19,277	87,007
Directors fees	21,968	21,978	21,968
Legal fees	6,196	6,199	6,196
Pricing fees	29,953	28,586	96,692
Registration fees	56,219	47,717	44,272
Shareholder report fees	61,749	104	54,614
Transfer agent fees	5,193	5,155	6,581
Other fees	19,995	19,112	20,046
Total Expenses	2,839,226	928,886	3,985,992
Less amount waived by investment adviser	168,426	129,285	181,172
Net Expenses	2,670,800	799,601	3,804,820
NET INVESTMENT INCOME	15,817,919	9,997,460	30,086,778
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	6,246,965	(50,269)	(838,793)
Net realized gain on swaps	39,525	4,314,356	-
Net realized gain on futures contracts	-	3,797,665	1,951,880
Net realized gain (loss) on foreign currency transactions	(61,821)	-	153,865
Net realized loss on forward foreign currency contracts	(513,741)	-	-
Net Realized Gain	5,710,928	8,061,752	1,266,952
Net change in unrealized appreciation on investments	10,609,796	9,240,675	15,715,549
Net change in unrealized appreciation (depreciation) on swaps	233,927	(5,498,551)	-
Net change in unrealized appreciation (depreciation) on futures contracts	-	(299,356)	669,877
Net change in unrealized depreciation on foreign currency translations	(18,032)	-	-
Net change in unrealized depreciation on forward foreign currency contracts	(370,389)	-	-
Net Change in Unrealized Appreciation	10,455,302	3,442,768	16,385,426
Net Realized and Unrealized Gain	16,166,230	11,504,520	17,652,378
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,984,149	$21,501,980	$47,739,156
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$12,812,053	$11,712,980
Income from securities lending (net of fees)	6,372	-
Total Income	12,818,425	11,712,980
EXPENSES:
Management fees	575,317	616,860
Shareholder services fees – Investor Class	205,690	170,863
Audit and tax fees	36,572	21,814
Custodian fees	22,509	6,520
Directors fees	21,968	21,968
Legal fees	6,196	6,196
Pricing fees	23,560	11,707
Registration fees	17,396	25,206
Shareholder report fees	920	24,560
Transfer agent fees	5,238	6,183
Other fees	19,983	20,094
Total Expenses	935,349	931,971
Less amount waived by investment adviser	128,352	117,295
Net Expenses	806,997	814,676
NET INVESTMENT INCOME	12,011,428	10,898,304
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	347,741	(6,974,699)
Net realized gain on swaps	371,848	-
Net realized loss on futures contracts	-	(486,641)
Net Realized Gain (Loss)	719,589	(7,461,340)
Net change in unrealized appreciation on investments	1,815,173	16,181,948
Net change in unrealized appreciation on swaps	930,938	-
Net change in unrealized appreciation on futures contracts	-	960,793
Net Change in Unrealized Appreciation	2,746,111	17,142,741
Net Realized and Unrealized Gain	3,465,700	9,681,401
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,477,128	$20,579,705
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Bond Index Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$75,378,871	$132,772,064
Net realized loss	(4,893,214)	(24,134,260)
Net change in unrealized appreciation (depreciation)	85,882,926	(73,164,657)
Net Increase in Net Assets Resulting from Operations	156,368,583	35,473,147
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(73,675,436)
Institutional Class	-	(36,463,706)
From Net Investment Income and Net Realized Gains	0	(110,139,142)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	545,257,630	898,154,649
Institutional Class	85,757,192	175,618,179
Shares issued in reinvestment of distributions
Investor Class	-	73,675,436
Institutional Class	-	36,463,706
Shares redeemed
Investor Class	(362,108,869)	(577,745,894)
Institutional Class	(140,092,955)	(138,531,058)
Net Increase in Net Assets Resulting from Capital Share Transactions	128,812,998	467,635,018
Total Increase in Net Assets	285,181,581	392,969,023
NET ASSETS:
Beginning of Period	3,997,131,648	3,604,162,625
End of Period	$4,282,313,229	$3,997,131,648
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	42,759,065	70,319,131
Institutional Class	10,381,720	20,914,176
Shares issued in reinvestment of distributions
Investor Class	-	5,889,323
Institutional Class	-	4,507,257
Shares redeemed
Investor Class	(28,390,847)	(45,255,030)
Institutional Class	(16,916,176)	(16,402,417)
Net Increase	7,833,762	39,972,440
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Core Bond Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$11,486,272	$20,403,894
Net realized loss	(5,548,170)	(8,430,004)
Net change in unrealized appreciation (depreciation)	16,181,626	(3,517,067)
Net Increase in Net Assets Resulting from Operations	22,119,728	8,456,823
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(890,025)
Institutional Class	-	(19,846,712)
From Net Investment Income and Net Realized Gains	0	(20,736,737)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,070,812	18,677,502
Institutional Class	114,049,821	127,932,233
Shares issued in reinvestment of distributions
Investor Class	-	890,025
Institutional Class	-	19,846,712
Shares redeemed
Investor Class	(18,237,676)	(14,906,862)
Institutional Class	(41,945,101)	(89,727,187)
Net Increase in Net Assets Resulting from Capital Share Transactions	56,937,856	62,712,423
Total Increase in Net Assets	79,057,584	50,432,509
NET ASSETS:
Beginning of Period	543,142,646	492,710,137
End of Period	$622,200,230	$543,142,646
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	317,211	1,894,915
Institutional Class	13,628,223	15,116,469
Shares issued in reinvestment of distributions
Investor Class	-	93,245
Institutional Class	-	2,411,924
Shares redeemed
Investor Class	(1,880,251)	(1,526,386)
Institutional Class	(5,006,098)	(10,627,118)
Net Increase	7,059,085	7,363,049
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Global Bond Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$10,831,333	$18,217,422
Net realized loss	(1,004,183)	(2,735,951)
Net change in unrealized appreciation (depreciation)	27,860,540	(19,342,006)
Net Increase (Decrease) in Net Assets Resulting from Operations	37,687,690	(3,860,535)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(415,059)
Institutional Class	-	(14,201,222)
From Net Investment Income and Net Realized Gains	0	(14,616,281)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,901,015	4,814,878
Institutional Class	72,227,535	141,108,770
Shares issued in reinvestment of distributions
Investor Class	-	415,059
Institutional Class	-	14,201,222
Shares redeemed
Investor Class	(4,302,359)	(7,702,257)
Institutional Class	(105,185,449)	(107,449,026)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(35,359,258)	45,388,646
Total Increase in Net Assets	2,328,432	26,911,830
NET ASSETS:
Beginning of Period	556,133,415	529,221,585
End of Period	$558,461,847	$556,133,415
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	277,051	694,176
Institutional Class	9,411,130	18,291,802
Shares issued in reinvestment of distributions
Investor Class	-	62,135
Institutional Class	-	1,896,024
Shares redeemed
Investor Class	(633,400)	(1,116,578)
Institutional Class	(13,646,245)	(13,969,005)
Net Increase (Decrease)	(4,591,464)	5,858,554
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower High Yield Bond Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$15,817,919	$23,772,184
Net realized gain	5,710,928	4,939,733
Net change in unrealized appreciation	10,455,302	9,691,772
Net Increase in Net Assets Resulting from Operations	31,984,149	38,403,689
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(14,299,129)
Institutional Class	-	(9,077,525)
From Net Investment Income and Net Realized Gains	0	(23,376,654)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	52,562,357	243,364,198
Institutional Class	42,581,915	65,705,125
Shares issued in reinvestment of distributions
Investor Class	-	14,299,129
Institutional Class	-	9,077,525
Shares redeemed
Investor Class	(57,730,576)	(58,429,940)
Institutional Class	(28,020,503)	(59,327,366)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,393,193	214,688,671
Total Increase in Net Assets	41,377,342	229,715,706
NET ASSETS:
Beginning of Period	651,496,705	421,780,999
End of Period	$692,874,047	$651,496,705
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	6,671,118	30,967,747
Institutional Class	4,199,625	6,623,902
Shares issued in reinvestment of distributions
Investor Class	-	1,835,387
Institutional Class	-	906,753
Shares redeemed
Investor Class	(7,354,123)	(7,524,961)
Institutional Class	(2,754,130)	(6,002,281)
Net Increase	762,490	26,806,547
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Inflation-Protected Securities Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$9,997,460	$18,439,169
Net realized gain (loss)	8,061,752	(4,165,799)
Net change in unrealized appreciation (depreciation)	3,442,768	(444,884)
Net Increase in Net Assets Resulting from Operations	21,501,980	13,828,486
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(136,793)
Institutional Class	-	(18,280,848)
From Net Investment Income and Net Realized Gains	0	(18,417,641)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	684,640	717,700
Institutional Class	54,465,327	100,078,170
Shares issued in reinvestment of distributions
Investor Class	-	136,793
Institutional Class	-	18,280,848
Shares redeemed
Investor Class	(1,498,859)	(1,226,651)
Institutional Class	(114,479,882)	(71,412,607)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(60,828,774)	46,574,253
Total Increase (Decrease) in Net Assets	(39,326,794)	41,985,098
NET ASSETS:
Beginning of Period	476,293,208	434,308,110
End of Period	$436,966,414	$476,293,208
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	74,506	78,926
Institutional Class	6,048,427	11,060,452
Shares issued in reinvestment of distributions
Investor Class	-	15,375
Institutional Class	-	2,083,083
Shares redeemed
Investor Class	(165,502)	(135,651)
Institutional Class	(12,686,853)	(7,932,728)
Net Increase (Decrease)	(6,729,422)	5,169,457
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Multi-Sector Bond Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$30,086,778	$54,959,100
Net realized gain (loss)	1,266,952	(830,132)
Net change in unrealized appreciation (depreciation)	16,385,426	(2,813,239)
Net Increase in Net Assets Resulting from Operations	47,739,156	51,315,729
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(15,096,125)
Institutional Class	-	(39,196,638)
From Net Investment Income and Net Realized Gains	0	(54,292,763)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	59,216,513	179,350,180
Institutional Class	170,680,315	178,480,619
Shares issued in reinvestment of distributions
Investor Class	-	15,096,125
Institutional Class	-	39,196,638
Shares redeemed
Investor Class	(61,873,299)	(104,283,771)
Institutional Class	(62,587,551)	(145,473,513)
Net Increase in Net Assets Resulting from Capital Share Transactions	105,435,978	162,366,278
Total Increase in Net Assets	153,175,134	159,389,244
NET ASSETS:
Beginning of Period	1,060,452,697	901,063,453
End of Period	$1,213,627,831	$1,060,452,697
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,501,218	13,798,014
Institutional Class	20,688,002	21,256,381
Shares issued in reinvestment of distributions
Investor Class	-	1,166,605
Institutional Class	-	4,840,890
Shares redeemed
Investor Class	(4,714,475)	(8,013,332)
Institutional Class	(7,607,920)	(17,411,775)
Net Increase	12,866,825	15,636,783
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Short Duration Bond Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$12,011,428	$18,414,132
Net realized gain (loss)	719,589	(6,474,913)
Net change in unrealized appreciation	2,746,111	6,426,257
Net Increase in Net Assets Resulting from Operations	15,477,128	18,365,476
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(2,763,401)
Institutional Class	-	(18,021,020)
From Net Investment Income and Net Realized Gains	0	(20,784,421)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	104,097,191	17,912,022
Institutional Class	54,383,911	92,912,663
Shares issued in reinvestment of distributions
Investor Class	-	2,763,401
Institutional Class	-	18,021,020
Shares redeemed
Investor Class	(106,357,178)	(21,236,617)
Institutional Class	(26,041,865)	(84,203,711)
Net Increase in Net Assets Resulting from Capital Share Transactions	26,082,059	26,168,778
Total Increase in Net Assets	41,559,187	23,749,833
NET ASSETS:
Beginning of Period	431,782,129	408,032,296
End of Period	$473,341,316	$431,782,129
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,018,073	1,701,662
Institutional Class	5,652,637	9,536,473
Shares issued in reinvestment of distributions
Investor Class	-	269,337
Institutional Class	-	1,902,959
Shares redeemed
Investor Class	(10,092,548)	(2,033,492)
Institutional Class	(2,705,931)	(8,669,013)
Net Increase	2,872,231	2,707,926
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower U.S. Government Securities Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$10,898,304	$22,410,104
Net realized loss	(7,461,340)	(16,647,065)
Net change in unrealized appreciation (depreciation)	17,142,741	(3,359,602)
Net Increase in Net Assets Resulting from Operations	20,579,705	2,403,437
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(3,649,329)
Institutional Class	-	(17,486,186)
From Net Investment Income and Net Realized Gains	0	(21,135,515)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	25,358,614	89,711,536
Institutional Class	75,278,429	174,288,691
Shares issued in reinvestment of distributions
Investor Class	-	3,649,329
Institutional Class	-	17,486,186
Shares redeemed
Investor Class	(75,092,878)	(259,024,964)
Institutional Class	(46,885,891)	(106,573,155)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,341,726)	(80,462,377)
Total Decrease in Net Assets	(762,021)	(99,194,455)
NET ASSETS:
Beginning of Period	557,627,195	656,821,650
End of Period	$556,865,174	$557,627,195
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,321,353	8,211,497
Institutional Class	9,277,584	21,089,867
Shares issued in reinvestment of distributions
Investor Class	-	340,246
Institutional Class	-	2,198,977
Shares redeemed
Investor Class	(6,939,748)	(23,898,594)
Institutional Class	(5,767,239)	(12,988,576)
Net Decrease	(1,108,050)	(5,046,583)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$12.55	0.23	0.24	0.47	—	—	—	—	$13.02	3.75% (d)
12/31/2024	$12.75	0.44	(0.34)	0.10	—	(0.30)	—	(0.30)	$12.55	0.82%
12/31/2023	$12.39	0.37	0.24	0.61	(0.01)	(0.24)	—	(0.25)	$12.75	5.02%
12/31/2022	$14.54	0.23	(2.22)	(1.99)	—	(0.15)	(0.01)	(0.16)	$12.39	(13.68%)
12/31/2021	$15.12	0.16	(0.52)	(0.36)	—	(0.12)	(0.10)	(0.22)	$14.54	(2.39%)
12/31/2020	$14.51	0.22	0.82	1.04	—	(0.22)	(0.21)	(0.43)	$15.12	7.17%
Institutional Class
06/30/2025 (Unaudited)	$8.12	0.16	0.16	0.32	—	—	—	—	$8.44	3.94% (d)
12/31/2024	$8.37	0.31	(0.21)	0.10	—	(0.35)	—	(0.35)	$8.12	1.22%
12/31/2023	$8.25	0.28	0.15	0.43	(0.01)	(0.30)	—	(0.31)	$8.37	5.38%
12/31/2022	$9.77	0.18	(1.49)	(1.31)	—	(0.20)	(0.01)	(0.21)	$8.25	(13.44%)
12/31/2021	$10.22	0.14	(0.34)	(0.20)	—	(0.15)	(0.10)	(0.25)	$9.77	(1.98%)
12/31/2020	$9.97	0.20	0.55	0.75	—	(0.29)	(0.21)	(0.50)	$10.22	7.52%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2025 (Unaudited)	$3,420,892	0.49% (f)	0.49% (f)	3.62% (f)	12% (d)
12/31/2024	$3,115,595	0.49%	0.49%	3.43%	27%
12/31/2023	$2,770,265	0.50%	0.50%	3.01%	27%
12/31/2022	$1,862,529	0.51%	0.50%	1.78%	25%
12/31/2021	$1,349,431	0.50%	0.50%	1.05%	39%
12/31/2020	$524,344	0.51%	0.50%	1.47%	70%
Institutional Class
06/30/2025 (Unaudited)	$861,421	0.14% (f)	0.14% (f)	3.97% (f)	12% (d)
12/31/2024	$881,537	0.14%	0.14%	3.73%	27%
12/31/2023	$833,898	0.14%	0.14%	3.33%	27%
12/31/2022	$795,453	0.15%	0.15%	2.07%	25%
12/31/2021	$954,505	0.14%	0.14%	1.43%	39%
12/31/2020	$922,284	0.14%	0.14%	1.96%	70%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2025 (Unaudited)	$9.54	0.18	0.17	0.35	-	-	-	-	$9.89	3.67% (d)
12/31/2024	$9.71	0.36	(0.22)	0.14	-	(0.31)	-	(0.31)	$9.54	1.53%
12/31/2023	$9.34	0.31	0.27	0.58	-	(0.21)	-	(0.21)	$9.71	6.20%
12/31/2022	$11.08	0.18	(1.81)	(1.63)	-	(0.11)	-	(0.11)	$9.34	(14.70%)
12/31/2021	$11.55	0.12	(0.30)	(0.18)	(0.01)	(0.08)	(0.20)	(0.29)	$11.08	(1.55%)
12/31/2020	$11.03	0.21	0.67	0.88	-	(0.30)	(0.06)	(0.36)	$11.55	8.01%
Institutional Class
06/30/2025 (Unaudited)	$8.23	0.17	0.14	0.31	-	-	-	-	$8.54	3.77% (d)
12/31/2024	$8.41	0.34	(0.19)	0.15	-	(0.33)	-	(0.33)	$8.23	1.80%
12/31/2023	$8.38	0.31	0.24	0.55	-	(0.52)	-	(0.52)	$8.41	6.62%
12/31/2022	$10.01	0.20	(1.64)	(1.44)	-	(0.19)	-	(0.19)	$8.38	(14.37%)
12/31/2021	$10.51	0.15	(0.28)	(0.13)	(0.01)	(0.16)	(0.20)	(0.37)	$10.01	(1.21%)
12/31/2020	$10.04	0.23	0.61	0.84	-	(0.31)	(0.06)	(0.37)	$10.51	8.46%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)	$14,202	0.89%(g)	0.70%(g)	3.69%(g)	81%(d)
12/31/2024	$28,602	0.89%	0.70%	3.67%	278%
12/31/2023	$24,640	0.88%	0.70%	3.25%	440%
12/31/2022	$45,622	0.81%	0.70%	1.79%	490%
12/31/2021	$95,010	0.75%	0.70%	1.07%	407%
12/31/2020	$89,443	0.79%	0.70%	1.81%	265%
Institutional Class
06/30/2025 (Unaudited)	$607,998	0.41%(g)	0.35%(g)	4.02%(g)	81%(d)
12/31/2024	$514,541	0.41%	0.35%	4.00%	278%
12/31/2023	$468,070	0.41%	0.35%	3.65%	440%
12/31/2022	$394,322	0.40%	0.35%	2.20%	490%
12/31/2021	$474,577	0.37%	0.35%	1.42%	407%
12/31/2020	$420,772	0.39%	0.35%	2.20%	265%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 27% for the period ended June 30, 2025, and 58%, 47%, 50%, 72% and 86% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2025 (Unaudited)	$6.68	0.12	0.33	0.45	-	-	-	-	$7.13	6.74% (d)
12/31/2024	$6.92	0.21	(0.27)	(0.06)	-	(0.18)	-	(0.18)	$6.68	(0.87%)
12/31/2023	$6.64	0.16	0.18	0.34	(0.03)	(0.03)	-	(0.06)	$6.92	5.13%
12/31/2022	$7.88	0.10	(1.26)	(1.16)	(0.03)	(0.02)	(0.03)	(0.08)	$6.64	(14.65%)
12/31/2021	$8.43	0.03	(0.57)	(0.54)	-	(0.01)	-	(0.01)	$7.88	(6.46%)
12/31/2020	$8.09	0.10	0.33	0.43	(0.02)	(0.07)	-	(0.09)	$8.43	5.33%
Institutional Class
06/30/2025 (Unaudited)	$7.48	0.15	0.37	0.52	-	-	-	-	$8.00	6.81% (d)
12/31/2024	$7.73	0.26	(0.31)	(0.05)	-	(0.20)	-	(0.20)	$7.48	(0.49%)
12/31/2023	$7.40	0.21	0.19	0.40	(0.03)	(0.04)	-	(0.07)	$7.73	5.42%
12/31/2022	$8.75	0.14	(1.40)	(1.26)	(0.03)	(0.03)	(0.03)	(0.09)	$7.40	(14.35%)
12/31/2021	$9.33	0.07	(0.63)	(0.56)	-	(0.02)	-	(0.02)	$8.75	(6.03%)
12/31/2020	$8.95	0.16	0.35	0.51	(0.02)	(0.11)	-	(0.13)	$9.33	5.72%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)	$14,310	1.27%(g)	1.00%(g)	3.56%(g)	82%(d)
12/31/2024	$15,780	1.22%	1.00%	3.04%	197%
12/31/2023	$18,858	1.17%	1.00%	2.41%	160%
12/31/2022	$20,801	1.13%	1.00%	1.48%	176%
12/31/2021	$25,775	1.09%	1.01%	0.32%	184%
12/31/2020	$29,333	1.10%	1.01%	1.25%	104%
Institutional Class
06/30/2025 (Unaudited)	$544,151	0.69%(g)	0.65%(g)	3.92%(g)	82%(d)
12/31/2024	$540,353	0.68%	0.65%	3.42%	197%
12/31/2023	$510,363	0.67%	0.65%	2.82%	160%
12/31/2022	$421,489	0.65%	0.65%	1.83%	176%
12/31/2021	$513,789	0.64%	0.64%	0.74%	184%
12/31/2020	$460,046	0.66%	0.66%	1.76%	104%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 45% for the period ended June 30, 2025 and 99%, 90%, 96%, 138% and 104% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2025 (Unaudited)	$7.78	0.18	0.20	0.38	-	-	-	$8.16	4.76% (d)
12/31/2024	$7.53	0.35	0.23	0.58	(0.33)	-	(0.33)	$7.78	7.64%
12/31/2023	$7.15	0.30	0.49	0.79	(0.41)	-	(0.41)	$7.53	11.14%
12/31/2022	$8.40	0.21	(1.21)	(1.00)	(0.25)	-	(0.25)	$7.15	(11.80%)
12/31/2021	$8.36	0.16	0.14	0.30	(0.26)	-	(0.26)	$8.40	3.65%
12/31/2020	$7.84	0.26	0.57	0.83	(0.31)	-	(0.31)	$8.36	10.79%
Institutional Class
06/30/2025 (Unaudited)	$10.00	0.25	0.25	0.50	-	-	-	$10.50	5.00% (d)
12/31/2024	$9.55	0.48	0.29	0.77	(0.32)	-	(0.32)	$10.00	8.03%
12/31/2023	$8.99	0.43	0.59	1.02	(0.46)	-	(0.46)	$9.55	11.55%
12/31/2022	$10.47	0.30	(1.52)	(1.22)	(0.26)	-	(0.26)	$8.99	(11.61%)
12/31/2021	$10.28	0.31	0.10	0.41	(0.22)	-	(0.22)	$10.47	4.03%
12/31/2020	$9.56	0.35	0.71	1.06	(0.34)	-	(0.34)	$10.28	11.27%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)	$367,579	1.05%(f)	0.98%(f)	4.67%(f)	29%(d)
12/31/2024	$356,078	1.05%	0.98%	4.45%	59%
12/31/2023	$154,223	1.09%	1.03%	4.12%	64%
12/31/2022	$277,799	1.14%	1.09%	2.84%	49%
12/31/2021	$290,677	1.20%	1.10%	1.88%	58%
12/31/2020	$6,675	1.56%	1.10%	3.37%	61%
Institutional Class
06/30/2025 (Unaudited)	$325,295	0.66%(f)	0.63%(f)	5.02%(f)	29%(d)
12/31/2024	$295,418	0.66%	0.63%	4.84%	59%
12/31/2023	$267,558	0.69%	0.66%	4.62%	64%
12/31/2022	$224,746	0.76%	0.74%	3.13%	49%
12/31/2021	$293,237	0.78%	0.75%	2.94%	58%
12/31/2020	$267,454	0.79%	0.75%	3.71%	61%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$8.91	0.18	0.23	0.41	—	—	—	$9.32	4.49% (d)
12/31/2024	$8.97	0.34	(0.08)	0.26	(0.32)	—	(0.32)	$8.91	2.80%
12/31/2023	$8.94	0.33	0.08	0.41	(0.38)	—	(0.38)	$8.97	4.76%
12/31/2022	$10.63	0.43	(1.36)	(0.93)	(0.50)	(0.26)	(0.76)	$8.94	(8.92%)
12/31/2021	$10.46	0.29	0.20	0.49	(0.26)	(0.06)	(0.32)	$10.63	4.76%
12/31/2020	$9.92	0.08	0.67	0.75	(0.10)	(0.11)	(0.21)	$10.46	7.57%
Institutional Class
06/30/2025 (Unaudited)	$8.79	0.20	0.22	0.42	—	—	—	$9.21	4.78% (d)
12/31/2024	$8.87	0.37	(0.10)	0.27	(0.35)	—	(0.35)	$8.79	3.10%
12/31/2023	$8.85	0.36	0.09	0.45	(0.43)	—	(0.43)	$8.87	5.13%
12/31/2022	$10.54	0.46	(1.35)	(0.89)	(0.54)	(0.26)	(0.80)	$8.85	(8.66%)
12/31/2021	$10.39	0.33	0.20	0.53	(0.32)	(0.06)	(0.38)	$10.54	5.18%
12/31/2020	$9.86	0.11	0.68	0.79	(0.15)	(0.11)	(0.26)	$10.39	8.02%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Investor Class
06/30/2025 (Unaudited)	$3,269	2.65% (g)	0.70% (g)	4.03% (g)	63% (d)
12/31/2024	$3,937	2.02%	0.70%	3.72%	144%
12/31/2023	$4,337	1.82%	0.70%	3.70%	121%
12/31/2022	$4,312	1.57%	0.70%	4.34%	49%
12/31/2021	$6,194	1.12%	0.70%	2.75%	137%
12/31/2020	$5,855	1.14%	0.70%	0.75%	98%
Institutional Class
06/30/2025 (Unaudited)	$433,697	0.39% (g)	0.35% (g)	4.41% (g)	63% (d)
12/31/2024	$472,357	0.39%	0.35%	4.07%	144%
12/31/2023	$429,971	0.39%	0.35%	4.05%	121%
12/31/2022	$376,522	0.39%	0.35%	4.72%	49%
12/31/2021	$483,913	0.37%	0.35%	3.09%	137%
12/31/2020	$434,109	0.37%	0.35%	1.08%	98%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 63% for the period ended June 30, 2025, 120%, 109%, 48%, 46%, and 84% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$12.95	0.34	0.20	0.54	—	—	—	$13.49	4.09% (d)
12/31/2024	$12.77	0.71	(0.05)	0.66	(0.48)	—	(0.48)	$12.95	5.14%
12/31/2023	$12.22	0.63	0.32	0.95	(0.40)	—	(0.40)	$12.77	7.88%
12/31/2022	$14.15	0.47	(2.08)	(1.61)	(0.30)	(0.02)	(0.32)	$12.22	(11.42%)
12/31/2021	$14.57	0.41	(0.28)	0.13	(0.34)	(0.21)	(0.55)	$14.15	0.89%
12/31/2020	$13.85	0.52	0.72	1.24	(0.45)	(0.07)	(0.52)	$14.57	9.10%
Institutional Class
06/30/2025 (Unaudited)	$8.10	0.23	0.13	0.36	—	—	—	$8.46	4.32% (d)
12/31/2024	$8.19	0.48	(0.04)	0.44	(0.53)	—	(0.53)	$8.10	5.55%
12/31/2023	$8.01	0.44	0.21	0.65	(0.47)	—	(0.47)	$8.19	8.17%
12/31/2022	$9.44	0.34	(1.38)	(1.04)	(0.37)	(0.02)	(0.39)	$8.01	(11.06%)
12/31/2021	$9.98	0.31	(0.19)	0.12	(0.45)	(0.21)	(0.66)	$9.44	1.16%
12/31/2020	$9.69	0.39	0.51	0.90	(0.54)	(0.07)	(0.61)	$9.98	9.49%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2025 (Unaudited)	$440,077	0.95% (f)	0.90% (f)	5.18% (f)	40% (d)
12/31/2024	$425,171	0.96%	0.90%	5.40%	65%
12/31/2023	$330,430	0.97%	0.90%	5.04%	63%
12/31/2022	$234,286	0.99%	0.90%	3.65%	67%
12/31/2021	$162,932	0.93%	0.90%	2.83%	67%
12/31/2020	$176,480	0.93%	0.90%	3.69%	102%
Institutional Class
06/30/2025 (Unaudited)	$773,551	0.57% (f)	0.55% (f)	5.54% (f)	40% (d)
12/31/2024	$635,282	0.58%	0.55%	5.75%	65%
12/31/2023	$570,633	0.59%	0.55%	5.37%	63%
12/31/2022	$431,059	0.60%	0.55%	4.03%	67%
12/31/2021	$527,720	0.57%	0.55%	3.16%	67%
12/31/2020	$464,756	0.57%	0.55%	4.04%	102%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$10.27	0.23	0.07	0.30	—	—	—	—	$10.57	2.92% (d)
12/31/2024	$10.29	0.43	0.01	0.44	—	(0.46)	—	(0.46)	$10.27	4.24%
12/31/2023	$9.97	0.32	0.24	0.56	(0.00) (e)	(0.24)	—	(0.24)	$10.29	5.67%
12/31/2022	$10.57	0.19	(0.64)	(0.45)	—	(0.15)	—	(0.15)	$9.97	(4.25%)
12/31/2021	$10.77	0.11	(0.11)	0.00 (e)	(0.00) (e)	(0.11)	(0.09)	(0.20)	$10.57	(0.03%)
12/31/2020	$10.52	0.18	0.30	0.48	—	(0.20)	(0.03)	(0.23)	$10.77	4.63%
Institutional Class
06/30/2025 (Unaudited)	$9.48	0.23	0.07	0.30	—	—	—	—	$9.78	3.16% (d)
12/31/2024	$9.53	0.44	(0.00) (e)	0.44	—	(0.49)	—	(0.49)	$9.48	4.65%
12/31/2023	$9.29	0.33	0.22	0.55	(0.00) (e)	(0.31)	—	(0.31)	$9.53	5.98%
12/31/2022	$9.88	0.20	(0.59)	(0.39)	—	(0.20)	—	(0.20)	$9.29	(3.95%)
12/31/2021	$10.11	0.14	(0.10)	0.04	(0.00) (e)	(0.18)	(0.09)	(0.27)	$9.88	0.34%
12/31/2020	$9.94	0.21	0.27	0.48	—	(0.28)	(0.03)	(0.31)	$10.11	4.99%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2025 (Unaudited)	$67,015	0.66% (g)	0.59% (g)	4.52% (g)	34% (d)
12/31/2024	$65,870	0.69%	0.59%	4.11%	96%
12/31/2023	$66,610	0.67%	0.60%	3.15%	58%
12/31/2022	$63,874	0.68%	0.60%	1.84%	76%
12/31/2021	$58,567	0.66%	0.60%	1.06%	123%
12/31/2020	$48,834	0.67%	0.60%	1.73%	119%
Institutional Class
06/30/2025 (Unaudited)	$406,327	0.29% (g)	0.24% (g)	4.89% (g)	34% (d)
12/31/2024	$365,913	0.29%	0.24%	4.47%	96%
12/31/2023	$341,422	0.28%	0.25%	3.51%	58%
12/31/2022	$271,140	0.28%	0.25%	2.12%	76%
12/31/2021	$317,200	0.26%	0.25%	1.43%	123%
12/31/2020	$278,385	0.26%	0.25%	2.06%	119%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2025 (Unaudited)	$10.71	0.21	0.19	0.40	-	-	-	-	$11.11	3.92% (d)
12/31/2024	$10.92	0.40	(0.32)	0.08	-	(0.29)	-	(0.29)	$10.71	0.76%
12/31/2023	$10.71	0.37	0.10	0.47	-	(0.26)	-	(0.26)	$10.92	4.44%
12/31/2022	$12.36	0.21	(1.70)	(1.49)	(0.00) (e)	(0.16)	-	(0.16)	$10.71	(12.08%)
12/31/2021	$12.91	0.08	(0.36)	(0.28)	(0.02)	(0.06)	(0.19)	(0.27)	$12.36	(2.15%)
12/31/2020	$12.31	0.18	0.54	0.72	-	(0.11)	(0.01)	(0.12)	$12.91	5.87%
Institutional Class
06/30/2025 (Unaudited)	$7.96	0.17	0.14	0.31	-	-	-	-	$8.27	4.15% (d)
12/31/2024	$8.22	0.33	(0.24)	0.09	-	(0.35)	-	(0.35)	$7.96	1.07%
12/31/2023	$8.20	0.31	0.07	0.38	-	(0.36)	-	(0.36)	$8.22	4.76%
12/31/2022	$9.56	0.18	(1.30)	(1.12)	(0.00) (e)	(0.24)	-	(0.24)	$8.20	(11.72%)
12/31/2021	$10.03	0.10	(0.28)	(0.18)	(0.03)	(0.07)	(0.19)	(0.29)	$9.56	(1.84%)
12/31/2020	$9.65	0.18	0.43	0.61	-	(0.22)	(0.01)	(0.23)	$10.03	6.37%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)(g)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)	$91,275	0.70%(h)	0.59%(h)	4.15%(h)	54%(d)
12/31/2024	$137,462	0.64%	0.59%	3.65%	78%
12/31/2023	$307,756	0.62%	0.60%	3.40%	47%
12/31/2022	$374,269	0.63%	0.60%	1.84%	247%
12/31/2021	$326,788	0.65%	0.60%	0.62%	264%
12/31/2020	$131,043	0.63%	0.60%	1.42%	81%
Institutional Class
06/30/2025 (Unaudited)	$465,590	0.27%(h)	0.24%(h)	4.51%(h)	54%(d)
12/31/2024	$420,165	0.26%	0.24%	4.03%	78%
12/31/2023	$349,065	0.28%	0.25%	3.78%	47%
12/31/2022	$210,079	0.26%	0.25%	2.10%	247%
12/31/2021	$250,972	0.26%	0.25%	1.00%	264%
12/31/2020	$256,152	0.26%	0.25%	1.75%	81%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales related to TBA transactions, including dollar roll transactions, which occurred during the period. Excluding TBA and dollar roll transactions, the portfolio turnover would have been 50% for the period ended June 30, 2025 and 76%, 40%, 115%, 85% and 38% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(h)	Annualized.

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act, except the Empower Global Bond Fund which is non-diversified. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Bond Index Fund - seeks investment results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index
Empower Core Bond Fund - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings
Empower Global Bond Fund - seeks current income with capital appreciation and growth of income
Empower High Yield Bond Fund - seeks to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective
Empower Inflation-Protected Securities Fund - seeks real return consistent with the preservation of capital
Empower Multi-Sector Bond Fund - seeks high total investment return through a combination of current income and capital appreciation
Empower Short Duration Bond Fund - seeks maximum total return that is consistent with preservation of capital and liquidity
Empower U.S. Government Securities Fund - seeks the highest level of return consistent with preservation of capital and substantial credit protection
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2025

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 30, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
Total Return Swaps	Real time, intra-day updates on equity stock or index levels, projected dividend curves, interest rate curves, and equity volatility surfaces and correlations
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

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Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2025, the inputs used to value the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 2 inputs,except for Futures contracts and Government Money Market Mutual Funds, which were valued using Level 1 inputs.
Empower High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$41,144,266	$—	$41,144,266
Corporate Bonds and Notes	—	467,715,447	23	467,715,470
Convertible Bonds	—	122,942,703	—	122,942,703
Common Stock	3,690,998	—	—	3,690,998
Convertible Preferred Stock
Basic Materials	—	594,630	—	594,630
Financial	2,748,032	1,544,054	—	4,292,086
Technology	—	2,018,915	—	2,018,915
Utilities	—	2,763,281	—	2,763,281
	2,748,032	6,920,880	—	9,668,912
Preferred Stock	—	7,677,475	—	7,677,475
Government Money Market Mutual Funds	26,744,467	—	—	26,744,467
Total investments, at fair value:	33,183,497	646,400,771	23	679,584,291
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	2,346	—	2,346
Credit Default Swaps(a)	—	309,492	—	309,492
Total Assets	$33,183,497	$646,712,609	$23	$679,896,129
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(252,855)	—	(252,855)
Total Liabilities	$—	$(252,855)	$—	$(252,855)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Empower Multi-Sector Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$156,096,580	$—	$156,096,580
Bank Loans	—	88,364,357	—	88,364,357
Corporate Bonds and Notes	—	525,033,446	—	525,033,446
Convertible Bonds	—	6,660,728	—	6,660,728
Foreign Government Bonds and Notes	—	114,215,062	—	114,215,062
Mortgage-Backed Securities	—	153,904,565	—	153,904,565
Municipal Bonds and Notes	—	853,802	—	853,802
U.S. Treasury Bonds and Notes	—	115,775,070	—	115,775,070

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	Level 1	Level 2	Level 3	Total
Common Stock
Communications	$284,449	$—	$—	$284,449
Consumer, Non-cyclical	1,903,701	1,490	—	1,905,191
Financial	—	4,980	—	4,980
Industrial	1,170,512	—	—	1,170,512
	3,358,662	6,470	—	3,365,132
Convertible Preferred Stock	—	691,106	—	691,106
Preferred Stock	—	1,468,365	—	1,468,365
Government Money Market Mutual Funds	22,861,573	—	—	22,861,573
Short Term Investments	—	19,258,085	—	19,258,085
Total investments, at fair value:	26,220,235	1,182,327,636	—	1,208,547,871
Other Financial Investments:
Futures Contracts(a)	4,163,174	—	—	4,163,174
Total Assets	$30,383,409	$1,182,327,636	$—	$1,212,711,045
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(3,401,119)	$—	$—	$(3,401,119)
Total Liabilities	$(3,401,119)	$—	$—	$(3,401,119)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBAs are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.

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Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income, if applicable, is accrued as of the ex-dividend date and interest income, if applicable, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on a Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trusts, foreign currency reclassifications, foreign currency adjustments, straddle transactions, and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower Bond Index Fund	$4,507,111,027	$29,949,292	$(269,835,103)	$(239,885,811)
Empower Core Bond Fund	697,694,891	352,496,734	(371,043,783)	(18,547,049)
Empower Global Bond Fund	561,793,670	285,782,070	(288,462,563)	(2,680,493)
Empower High Yield Bond Fund	658,638,624	30,004,140	(8,999,490)	21,004,650
Empower Inflation-Protected Securities Fund	412,744,454	307,543,890	(305,139,435)	2,404,455
Empower Multi-Sector Bond Fund	1,210,237,933	30,311,474	(31,239,481)	(928,007)
Empower Short Duration Bond Fund	464,323,120	221,626,466	(218,760,533)	2,865,933
Empower U.S. Government Securities Fund	568,545,619	5,949,816	(14,039,278)	(8,089,462)

Semi-Annual Report - June 30, 2025

Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Inflation Risk - The risk that the level of inflation and consumer prices will not be accurately predicted, which could significantly harm a Fund’s performance.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements ("MNA"), or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, if any, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

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Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged on and cash received on, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of a Fund. Any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to a Fund from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent a Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. As of June 30, 2025, cash collateral was pledged to cover obligations for both the Empower Global Bond Fund and the Empower Core Bond Fund.
Options and Swaptions
A Fund may buy and sell put and call options, or write put and call options in order to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, a Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an OTC transaction or may be executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as a Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, a Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that a Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When options expire, are exercised or closed, the realized gain or loss is included on the Statement of Operations.
Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. When swaptions expire, are exercised or closed, the realized gain or loss is included on the Statement of Operations.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day,

Semi-Annual Report - June 30, 2025

depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
Credit Default Swaps
A Fund may enter into credit default swap contracts in order to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the OTC market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by a Fund. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. A Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate ("SOFR"), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).

Semi-Annual Report - June 30, 2025

For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by a Fund. Subsequent payments, known as variation margin, are made or received by a Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as realized gain or loss on the Statement of Operations.
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to a Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). Inflation swaps are reported in a table following the Schedule of Investments.
Total Return Swap
A Fund may enter into total return swaps in order to gain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market with another security or market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return of an underlying instrument, or basket of underlying instruments, in exchange for interest payments.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. A Fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between a Fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Bond Fund
Futures Contracts:
Average long contracts	724
Average short contracts	70
Average notional long	$98,772,122
Average notional short	$8,248,359

Semi-Annual Report - June 30, 2025

Empower Core Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$1,904,045
Centrally Cleared Interest Rate Swaps:
Average notional amount	$4,094,215,091
Centrally Cleared Credit Default Swaps:
Average notional amount	$18,088,334
Empower Global Bond Fund
Futures Contracts:
Average long contracts	1,647
Average short contracts	993
Average notional long	$207,305,989
Average notional short	$8,827,179,144
Forward Currency Exchange Contracts:
Average notional amount	$514,921,769
Purchased Options:
Average market value	$6,007,143
Purchased Swaptions:
Average market value	$4,092,857
Written Options:
Average market value	$4,492,571
Written Swaptions:
Average market value	$55,121,429
Centrally Cleared Interest Rate Swaps:
Average notional amount	$14,625,314,417
OTC Interest Rate Swaps:
Average notional amount	$14,583,394
Centrally Cleared Inflation Swaps:
Average notional amount	$34,689,286
Centrally Cleared Credit Default Swaps:
Average notional amount	$170,684,243
OTC Credit Default Swaps:
Average notional amount	$12,339,221
OTC Total Return Swaps:
Average notional amount	$10,596,165
Empower High Yield Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$10,080,756
Centrally Cleared Credit Default Swaps:
Average notional amount	$11,004,000
Empower Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,663
Average short contracts	378
Average notional long	$198,609,639
Average notional short	$49,134,608
Centrally Cleared Interest Rate Swaps:
Average notional amount	$315,307,286

Semi-Annual Report - June 30, 2025

Empower Inflation-Protected Securities Fund
Centrally Cleared Inflation Swaps:
Average notional amount	$166,247,696
Empower Multi-Sector Bond Fund
Futures Contracts:
Average long contracts	2,603
Average short contracts	713
Average notional long	$308,944,835
Average notional short	$81,572,909
Empower Short Duration Bond Fund
Centrally Cleared Interest Rate Swaps:
Average notional amount	$222,408,286
Empower U.S. Government Securities Fund
Futures Contracts:
Average long contracts	269
Average short contracts	28
Average notional long	$34,505,229
Average notional short	$3,020,541
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2025 is as follows:
Empower Core Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$55,376(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$838,307(a)	Net unrealized depreciation on interest rate swaps	$(727,263)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,491,957(a)	Net unrealized depreciation on futures contracts	$(208,993)(a)
Foreign exchange contracts (forwards)			Unrealized depreciation on forward foreign currency contracts	$(14,706)
(a)Includes cumulative appreciation of interest rate contracts, credit contracts, and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2025

Empower Global Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contract (swaps)	Net unrealized appreciation on credit default swaps	$127,639(a)	Net unrealized depreciation on credit default swaps	$(695,689)(a)
Interest rate contracts (total return swaps)			Net unrealized depreciation on total return swaps	$(58,358)(a)
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$2,265,316(a)	Net unrealized depreciation on interest rate swaps	$(110,174)(a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$1,094,846(a)	Net unrealized depreciation on inflation swaps	$(52,779)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$2,582,888(a)	Net unrealized depreciation on futures contracts	$(1,822,624)(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$8,874,195	Unrealized depreciation on forward foreign currency contracts	$(13,728,321)
(a) Includes net cumulative appreciation (depreciation) of centrally cleared and OTC interest rate swap contracts, futures contracts, credit contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower High Yield Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Net unrealized appreciation on credit default swaps	$309,492(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$2,346	Unrealized depreciation on forward foreign currency contracts	$(252,855)
(a) Includes cumulative appreciation of credit contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Inflation-Protected Securities Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$284,917(a)	Net unrealized depreciation on interest rate swaps	$(688,095)(a)
Inflation contracts (swaps)	Net unrealized appreciation on inflation swaps	$555,518(a)	Net unrealized depreciation on inflation swaps	$(171,288)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$1,594,518(a)	Net unrealized depreciation on futures contracts	$(520,282)(a)
(a) Includes cumulative appreciation (depreciation) of interest rate contracts, futures contracts and inflation contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Multi-Sector Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$4,163,174(a)	Net unrealized depreciation on futures contracts	$(3,401,119)(a)
(a) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2025

Empower Short Duration Bond Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (swaps)	Net unrealized appreciation on interest rate swaps	$1,170,481(a)	Net unrealized depreciation on interest rate swaps	$(355,539)(a)
(a) Includes cumulative appreciation (depreciation) of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower U.S. Government Securities Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$979,582(a)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2025 is as follows:
Empower Core Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized gain on credit default swaps	$51,445	Net change in unrealized depreciation on credit default swaps	$38,634
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(112,360)	Net change in unrealized depreciation on interest rate swaps	$(290,541)
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(1,283,671)	Net change in unrealized appreciation on futures contracts	$1,961,735
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(149,721)	Net change in unrealized depreciation on forward foreign currency contracts	$(4,303)

Semi-Annual Report - June 30, 2025

Empower Global Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized loss on credit default swaps	$(554,868)	Net change in unrealized depreciation on credit default swaps	$(553,771)
Inflation contracts (swaps)	Net realized gain on inflation swaps	$675,775	Net change in unrealized appreciation on inflation swaps	$138,758
Interest rate contracts (swaps)	Net realized loss on interest rate swaps	$(1,749,065)	Net change in unrealized appreciation on interest rate swaps	$888,432
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$2,350,997	Net change in unrealized appreciation on futures contracts	$92,674
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(395,939)	Net change in unrealized depreciation on forward foreign currency contracts	$(6,392,185)
Foreign exchange contracts (written options)	Net realized gain on written options	$154,241	Net change in unrealized appreciation on written options	$6,319
Credit contracts (written swaptions)	Net realized gain on written swaptions	$300,491
Credit contracts (purchased swaptions)	Net realized loss on purchased swaptions	$(11,861)
Foreign exchange contracts (purchased options)	Net realized loss on purchased options	$(180,693)	Net change in unrealized depreciation on purchased options	$(19,051)
Interest rate contracts (total return swaps)	Net realized loss on total return swaps	$(135,621)	Net change in unrealized appreciation on total return swaps	$21,637
Empower High Yield Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized gain on credit default swaps	$39,525	Net change in unrealized appreciation on credit default swaps	$233,927
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(513,741)	Net change in unrealized depreciation on forward foreign currency contracts	$(370,389)
Empower Inflation-Protected Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Inflation contracts (swaps)	Net realized gain on inflation swaps	$5,415,219	Net change in unrealized depreciation on inflation swaps	$(4,864,226)
Interest rate contracts (swaps)	Net realized loss on swaps	$(1,100,863)	Net change in unrealized depreciation on swaps	$(634,325)
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$3,797,665	Net change in unrealized depreciation on futures contracts	$(299,356)

Semi-Annual Report - June 30, 2025

Empower Multi-Sector Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$1,951,880	Net change in unrealized appreciation on futures contracts	$669,877
Empower Short Duration Bond Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (swaps)	Net realized gain on interest rate swaps	$371,848	Net change in unrealized depreciation on interest rate swaps	$930,938
Empower U.S. Government Securities Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(486,641)	Net change in unrealized appreciation on futures contracts	$960,793
Concentration of Risk
A Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
A Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include MNAs which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following tables summarize each Fund's financial investments, that, if applicable, are subject to an enforceable MNA as of June 30, 2025.
Empower Core Bond Fund
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Morgan Stanley & Co LLC	$(14,706)	$—	$—	$14,706	$—
	$(14,706)	$—	$—	$14,706	$—
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.
Empower Global Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America Corp	$791,384	$(791,384)	$—	$—	$ —

Semi-Annual Report - June 30, 2025

Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays Bank PLC	$296,041	$(296,041)	$—	$—	$—
Brown Brothers Harriman	32,073	(32,073)	—	—	—
BNP Paribas Securities Corp	1,092,260	(1,092,260)	—	—	—
Credit Agricole	4,414	(4,414)	—	—	—
Citigroup Global Markets	1,212,208	(589,371)	—	—	622,837
Deutsche Bank	34,510	(34,510)	—	—	—
Goldman Sachs	672,900	(672,900)	—	—	—
HSBC Securities Inc	1,511,552	(1,511,552)	—	—	—
JP Morgan Chase & Co	123,107	(123,107)	—	—	—
Morgan Stanley & Co LLC	1,021,169	(390,790)	—	—	630,379
Nomura International PLC	13,813	(13,813)	—	—	—
RBC Capital Markets	5,933	—	—	—	5,933
Royal Bank of Scotland	220,295	(220,295)	—	—	—
Skandinaviska Enskilda Banken AB	136,709	(51,356)	—	—	85,353
Societe General SA	2,537	—	—	—	2,537
Standard Chartered Bank	560,694	(106,085)	—	—	454,609
State Street Bank	81,974	(81,974)	—	—	—
Toronto Dominion Bank	553,388	(15,055)	—	—	538,333
UBS AG	252,192	(53,334)	—	—	198,858
Wells Fargo Bank NA	279,899	(66,356)	—	—	213,543
	$8,899,052	$(6,146,670)	$—	$—	$2,752,380
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America Corp	$(4,404,340)	$791,384	$—	$260,000	$(3,352,956)
Barclays Bank PLC	(753,323)	296,041	—	—	(457,282)
Brown Brothers Harriman	(76,366)	32,073	—	—	(44,293)
BNP Paribas Securities Corp	(2,210,507)	1,092,260	—	330,000	(788,247)
Credit Agricole	(17,551)	4,414	—	—	(13,137)
Citigroup Global Markets	(589,371)	589,371	—	—	—
Deutsche Bank	(1,171,379)	34,510	—	—	(1,136,869)
Goldman Sachs	(847,311)	672,900	—	174,411	—
HSBC Securities Inc	(2,329,995)	1,511,552	—	200,000	(618,443)
JP Morgan Chase & Co	(199,799)	123,107	—	10,000	(66,692)
Merrill Lynch	(12,097)	—	—	—	(12,097)
Morgan Stanley & Co LLC	(390,790)	390,790	—	—	—
Nomura International PLC	(156,038)	13,813	—	—	(142,225)
Royal Bank of Scotland	(366,040)	220,295	—	—	(145,745)
Skandinaviska Enskilda Banken AB	(51,356)	51,356	—	—	—
Standard Chartered Bank	(106,085)	106,085	—	—	—
State Street Bank	(92,843)	81,974	—	—	(10,869)
Toronto Dominion Bank	(15,055)	15,055	—	—	—
UBS AG	(53,334)	53,334	—	—	—
Wells Fargo Bank NA	(66,356)	66,356	—	—	—
	$(13,909,936)	$6,146,670	$—	$974,411	$(6,788,855)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

Semi-Annual Report - June 30, 2025

Empower High Yield Bond Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley & Co LLC	$2,346	$(2,346)	$—	$—	$ —
	$2,346	$(2,346)	$—	$—	$—
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup Global Markets	$(57,271)	$—	$—	$—	$(57,271)
Goldman Sachs	(3,597)	—	—	—	(3,597)
HSBC Securities Inc	(40,090)	—	—	—	(40,090)
Morgan Stanley & Co LLC	(41,347)	2,346	—	—	(39,001)
State Street Bank	(110,550)	—	—	—	(110,550)
	$(252,855)	$2,346	$—	$—	$(250,509)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.
4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Bond Index Fund	0.13% up to $3 billion dollars
0.09% over $3 billion dollars
Empower Core Bond Fund	0.32%
Empower Global Bond Fund	0.57% up to $1 billion dollars
0.52% over $1 billion dollars
0.47% over $2 billion dollars
Empower High Yield Bond Fund	0.60% up to $1 billion dollars
0.55% over $1 billion dollars
0.50% over $2 billion dollars
Empower Inflation-Protected Securities Fund	0.33% up to $1 billion dollars
0.28% over $1 billion dollars
0.23% over $2 billion dollars
Empower Multi-Sector Bond Fund	0.52% up to $1 billion dollars
0.47% over $1 billion dollars
0.42% over $2 billion dollars
Empower Short Duration Bond Fund	0.23%
Empower U.S. Government Securities Fund	0.23%

Semi-Annual Report - June 30, 2025

ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Bond Index Fund	0.15%
Empower Core Bond Fund	0.35%
Empower Global Bond Fund	0.65%
Empower High Yield Bond Fund	0.63%
Empower Inflation-Protected Securities Fund	0.35%
Empower Multi-Sector Bond Fund	0.55%
Empower Short Duration Bond Fund(a)	0.24%
Empower U.S. Government Securities Fund(a)	0.24%

(a) ECM has agreed to a 0.01% reduction in the Expense Limit through April 30, 2026 for the Empower Short Duration Bond Fund and the Empower U.S. Government Securities Fund.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2025, the amounts subject to recoupment were as follows:
Empower Bond Index Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$85,260	$0	$0	$0	$0
Empower Core Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$286,764	$306,834	$350,531	$188,020	$0
Empower Global Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$44,245	$118,808	$216,500	$120,299	$0
Empower High Yield Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$227,011	$184,048	$245,859	$168,426	$0

Semi-Annual Report - June 30, 2025

Empower Inflation-Protected Securities Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$199,067	$192,962	$233,641	$129,285	$0
Empower Multi-Sector Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$383,937	$376,837	$427,238	$181,172	$0
Empower Short Duration Bond Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$130,390	$124,724	$226,032	$128,352	$0
Empower U.S. Government Securities Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$153,752	$162,765	$186,563	$117,295	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating each sub-adviser below for its services:
Empower Bond Index Fund - Franklin Advisers, Inc. and Franklin Advisory Services, LLC
Empower Core Bond Fund - Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Empower Global Bond Fund - Insight North America LLC and RBC Global Asset Management (UK) Limited
Empower High Yield Bond Fund - Franklin Advisers, Inc.
Empower Inflation-Protected Securities Fund - Goldman Sachs Asset Management, L.P.
Empower Multi-Sector Bond Fund - Loomis, Sayles & Company, L.P. and Virtus Fixed Income Advisers, LLC
Empower Short Duration Bond Fund - Franklin Advisers, Inc.
Empower U.S. Government Securities Fund - ECM.  Effective January 17, 2025, ECM replaced Western Asset Management Company, LLC as the sub-adviser.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $833,000 for the fiscal period ended June 30, 2025.

Semi-Annual Report - June 30, 2025

5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Bond Index Fund	$200,304,286	$134,653,155
Empower Core Bond Fund	106,546,921	83,582,612
Empower Global Bond Fund	159,284,527	146,966,020
Empower High Yield Bond Fund	198,514,575	180,171,639
Empower Inflation-Protected Securities Fund	64,675,005	82,360,488
Empower Multi-Sector Bond Fund	443,018,233	335,678,557
Empower Short Duration Bond Fund	102,040,081	113,709,599
Empower U.S. Government Securities Fund	15,974,753	8,559,287
For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were as follows:
	Purchases	Sales
Empower Bond Index Fund	$486,792,126	$364,544,752
Empower Core Bond Fund	451,573,257	364,630,200
Empower Global Bond Fund	296,266,931	316,961,924
Empower High Yield Bond Fund	—	—
Empower Inflation-Protected Securities Fund	205,011,711	236,088,964
Empower Multi-Sector Bond Fund	117,030,386	109,671,028
Empower Short Duration Bond Fund	35,338,465	2,953,079
Empower U.S. Government Securities Fund	293,449,622	278,032,612

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Semi-Annual Report - June 30, 2025

Collateral was invested in Government Money Market Funds. As of June 30, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Bond Index Fund	$19,545,727	$20,169,356
Empower Core Bond Fund	10,720,755	11,052,193
Empower Global Bond Fund	5,007,828	5,353,638
Empower High Yield Bond Fund	25,766,413	26,744,467
Empower Inflation-Protected Securities Fund	241,996	251,950
Empower Multi-Sector Bond Fund	21,801,519	22,861,573
Empower Short Duration Bond Fund	1,604,145	1,658,060
Empower U.S. Government Securities Fund	-	-

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2025.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Bond Index Fund	Total(a)
Corporate Bonds and Notes	$10,144,361
Foreign Government Bonds and Notes	7,387,870
U.S. Government Agency Bonds and Notes	2,637,125
Total secured borrowings	$20,169,356
Empower Core Bond Fund	Total(a)
Corporate Bonds and Notes	$2,246,820
U.S. Treasury Bonds and Notes	8,805,373
Total secured borrowings	$11,052,193
Empower Global Bond Fund	Total(a)
Foreign Government Bonds and Notes	$5,353,638
Total secured borrowings	$5,353,638
Empower High Yield Bond Fund	Total(a)
Corporate Bonds and Notes	$26,744,467
Total secured borrowings	$26,744,467
Empower Inflation-Protected Securities Fund	Total(a)
Corporate Bonds and Notes	$251,950
Total secured borrowings	$251,950
Empower Multi-Sector Bond Fund	Total(a)
Corporate Bonds and Notes	$14,880,496
Convertible Bonds	174,240
Foreign Government Bonds and Notes	7,806,837
Total secured borrowings	$22,861,573
Empower Short Duration Bond Fund	Total(a)
Corporate Bonds and Notes	$1,658,060
Total secured borrowings	$1,658,060

Semi-Annual Report - June 30, 2025

(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2025

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Bond Index Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Bond Index Fund (the “Fund”), a series of Empower Funds; and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM, Franklin Advisers, Inc. (“Franklin Advisers”) and Franklin Advisory Services, LLC (“FAS LLC” and together with Franklin Advisers, “Franklin” or the “Sub-Adviser”) with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, Franklin. In this connection, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel responsible for the day-to-day oversight of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek results that track the total return of the debt securities that comprise the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Board noted that it received performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for each of the one-, three-, five- and ten-year periods ended December 31, 2024, ranked in the fifth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers). The Board also observed that the annualized returns for the Fund’s Institutional Class for the one-, three- and five-year periods ended December 31, 2024 were in the fourth, fourth and fifth quintiles, respectively, of its performance universe.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively-managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to track the total return of the debt securities that comprise the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index. In this regard, the Board observed that although the Fund underperformed its Index for each period reviewed, such underperformance, particularly with respect to the one-year period ended December 31, 2024, was attributable primarily to the Fund’s expenses, as reflected by the Fund’s outperformance of its Index on a gross total return basis for such period. The Board noted that prior to February 26, 2024 (the “Sub-Adviser Commencement Date”), the Fund had been managed exclusively by ECM, whereas other series of Empower Funds overseen by the Board are managed by one or more sub-advisers. In this respect, the Board’s evaluation of the Fund’s performance was informed by the Board’s extensive experience with and familiarity of ECM’s processes for overseeing and analyzing performance of sub-advisers, including the detailed review of qualitative and quantitative factors performed by ECM’s Investment Committee with respect to other sub-advised series of Empower Funds and the application of such processes to Franklin with respect to the Fund. Additionally, the Board considered performance data presented by Franklin indicating that the Fund performed in line with the Index for the period beginning with the Sub-Adviser Commencement Date through December 31, 2024 and Franklin’s statement that there were no meaningful deviations from the Index over the reporting period.
In light of the circumstances, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationship with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026 and that the foregoing expense cap was reduced by one basis point effective as of the Sub-Adviser Commencement Date.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for each class of the Fund was one basis point higher than the median contractual management fee of its respective peer group of funds. The Board also observed that although the total annual operating expense ratio for the Investor Class was above its peer group median expense ratio, ranking in the fourth quintile of its peer group (with the first quintile being the lowest expenses and fifth quintile being the highest expenses), the total annual operating expense ratio for the Institutional Class was lower than its peer group median expense ratio, ranking in the second quintile of its peer group. In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board noted the Sub-Adviser’s statement that there are no direct comparable accounts to the Fund and the Fund is a custom mandate. The Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements of ECM and the Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by Franklin, the Board noted Franklin’s statement that the firm does not provide per account profitability information for sub-advised accounts, but that margins on the account would be similar to vehicles with comparable risk and benefit profiles.

Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that, although the sub-advisory fee is set at a flat rate, the management fee schedule contained a breakpoint that would reduce the management fee on assets above a specified level as the Fund’s assets increased. The Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding the ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, may contribute to its reputation and ability to gain prospective advisory clients, a potential benefit that the Sub-Adviser has not estimated quantifiably.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of each Agreement is in the best interests of the Fund.
Empower Core Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”)

between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Core Bond Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among Empower Funds, ECM and each of Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington” and together with GSAM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of GSAM and Wellington. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board considered the CCO’s assessment that the compliance program of each Sub-Adviser appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31,

2024 with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that, although the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for each of the three-, five- and ten-year periods ended December 31, 2024, the annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe median for the one-year period ended December 31, 2024, with specific performance universe rankings for the one-, three-, five- and ten-year periods in the 52nd, 73rd, 75th and 62nd percentiles, respectively. As to the Fund’s Institutional Class, the Board observed that the annualized returns exceeded its performance universe median for each of the one-, three- and five-year periods ended December 31, 2024, ranking in the third quintile of its performance universe for each period. The Board also observed that the trailing returns of the Fund outperformed its benchmark index for the one-year period ended December 31, 2024, as did the Fund’s Institutional Class for the five-year period ended December 31, 2024, and the Fund underperformed or approximated its benchmark index for each other period reviewed.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board noted that Wellington commenced management of an allocated portion of the Fund’s portfolio in April 2017. In this regard, the Board noted that certain performance results were attributable to both Wellington and another firm that had been engaged by ECM to manage a portion of the Fund’s portfolio through July 2021, when such firm was replaced by GSAM.
In addition, the Board took into account ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) and in the first quintile of its peer group with respect to the Institutional Class. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from each Sub-Adviser regarding its standard institutional fee schedule and the fee charged for other sub-advised registered funds or representative accounts managed in the same investment style as the Fund. The Board assessed the foregoing information and noted factors contributing to certain differences in sub-advisory fee schedules between the Fund and other representative accounts, such as the size of the mandate, applicable benchmark, investment guidelines and the level of servicing required. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. The Board also noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by GSAM. The Board reviewed the most recent financial statements from ECM and the Sub-Advisers and profitability information from ECM and GSAM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, the Board noted although Wellington did not provide an estimate of its profits related to the Fund, the agreement with Wellington is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the Sub-Advisory Agreement relating to Wellington.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that each sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. However, the Board took into account that the sub-advisory fees under the Sub-Advisory Agreements are paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.

Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Wellington did not identify any ancillary benefits aside from the reputational benefit that may accrue from its relationship with the Fund - a benefit that the Sub-Adviser stated was not quantifiable. With respect to GSAM, the Board noted that improved trading efficiencies from aggregated orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Global Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Global Bond Fund (the “Fund”), a series of Empower Funds; (ii) the investment sub-advisory agreement (the “Insight Sub-Advisory Agreement”) by and among Empower Funds, ECM and Insight North America LLC (“Insight”), with respect to the Fund; (iii) the investment sub-advisory agreement (the “RBC GAM Sub-Advisory Agreement”) by and among Empower Funds, ECM and RBC Global Asset Management (UK) Limited (“RBC GAM” and together with Insight, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund; and (iv) the sub-delegation agreement (the “RBC Sub-Delegation Agreement”) by and among Empower Funds, ECM, RBC GAM and RBC GAM’s affiliate, RBC Global Asset Management (U.S.) Inc. (“RBC US”). (The Insight Sub-Advisory Agreement and the RBC GAM Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Insight and RBC GAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the

Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security. Additionally, pursuant to the Sub-Delegation Agreement, RBC GAM may delegate certain services, including the trading of relevant credits, foreign exchange and derivatives to RBC US, with respect to the portion of the Fund’s portfolio allocated to RBC GAM.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
With respect to the RBC Sub-Delegation Agreement, the Board considered its initial evaluation of the RBC Sub-Delegation Agreement at the Board’s December 10-11, 2024 meeting and that, pursuant to the RBC Sub-Delegation Agreement, RBC GAM remains solely responsible for each of its responsibilities under the RBC GAM Sub-Advisory Agreement, with respect to the Fund.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”), provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
With respect to RBC GAM, the Board also noted that the Sub-Adviser is an indirect, wholly-owned subsidiary of the Royal Bank of Canada (“RBC”) and that counsel to the Sub-Adviser provided a letter opining on an upcoming corporate reorganization of certain RBC holding companies and subsidiaries, which will result in the transfer of ownership of RBC GAM. In this connection, the Board considered the opinion of RBC GAM’s counsel that the internal reorganization would not constitute an “assignment” of the RBC GAM Sub-Advisory Agreement and, in general, the reorganization would not bear on the nature, extent and quality of services to be provided by RBC GAM to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Investor Class, and for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund for the one- and three-year periods ended December 31, 2024, and for the Fund’s Institutional Class for the five-year period ended December 31, 2024, were in the fourth quintile of its respective performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), while the annualized returns for the Fund’s Investor Class for the five- and ten-year periods ended December 31, 2024 were in the fifth quintile of its respective performance universe. With respect to the Fund’s performance relative to its benchmark, the Board observed that although each class of the Fund underperformed the benchmark for the five-year period ended December 31, 2024, and the Fund’s Investor Class underperformed the benchmark for the ten-year period ended December 31, 2024, each class of the Fund outperformed the benchmark for both the one- and three-year periods ended December 31, 2024.
In evaluating the Fund’s investment performance and the performance of the Sub-Advisers, the Board noted that each of Insight and RBC GAM and its respective affiliates commenced management of its allocated portion of the Fund’s portfolio in August 2018 and in July 2021, respectively. The Board also considered that, prior to July 2021, a portion of the Fund’s portfolio was managed by another sub-adviser and therefore, the Fund’s performance history reflects, in part, services provided by that firm.
The Board further considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, such as the contributions of duration and yield curve, particular foreign currency and sector allocations, corporate issues and foreign exchange positioning.
The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the cost of services provided by ECM and Insight from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Institutional Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee. The Board also observed that the Fund’s total annual operating expense ratio for each class was in the fourth quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), specifically ranking in the 67th percentile for the Investor Class and in the 70th percentile for the Institutional Class. In evaluating the foregoing, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. With respect to the Sub-Advisers, the Board noted that neither Sub-Adviser provided information on specific fees charged to other clients. However, Insight stated that the Fund’s sub-advisory fee is appropriate given the factors that the Sub-Adviser considers when determining fee schedules, such as the mandate’s complexity and size, cashflow frequency, servicing needs and required level of activity, reporting requirements, size of overall relationship and applicable benchmark, among other things. As to RBC GAM, the Board noted that the Sub-Adviser’s statement that the sub-advisory fee is appropriate and reasonable in relation to the costs of providing sub-advisory services and that the sub-advisory fee charged to ECM is similar to other similar mandates. The Board also noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by Insight. The Board reviewed the financial statements from ECM and the Sub-Advisers and profitability information from ECM and Insight.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. With respect to the Sub-Advisers, the Board noted that although RBC GAM did not provide an estimate of its profits related to the Fund, the RBC GAM Sub-Advisory Agreement is arm’s length and therefore, such information regarding RBC GAM was not relevant to the Board’s consideration of the continuation of the RBC GAM Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation the Board noted that both the management fee schedule and the sub-advisory fee schedule for the RBC GAM Sub-Advisory Agreement contained breakpoints that would reduce the fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the RBC GAM sub-advisory fee schedule take effect at lower asset levels than for the management fee. While the fee schedule for the Insight Sub-Advisory Agreement does not include breakpoints, the Board noted Insight’s statement that its low, at-scale sub-advisory fee already encompasses economies of scale. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that although such portion was above that of the Fund’s peer group for the Institutional Class, the portion retained as to the Investor Class was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. As to the Sub-Advisers, the Board noted that neither Insight nor RBC GAM identified any indirect “fall out” benefits to be received from their relationships with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement and the RBC Sub-Delegation Agreement continue to be reasonable and that the continuation of the Agreements and the RBC Sub-Delegation Agreement is in the best interests of the Fund.
Empower High Yield Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower High Yield Bond Fund, a series of Empower Funds (the “Fund”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Franklin Advisers, Inc. (the “Sub-Adviser” or “Franklin”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, Franklin. In this connection, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
The Board considered that prior to September 30, 2024, Putnam Investment Management, LLC (“Putnam”) was the sub-adviser to the Fund and that on January 1, 2024, Franklin Resources, Inc., the ultimate parent corporation of the Sub-Adviser, acquired Putnam. As a result of the acquisition, the Putnam fixed income team responsible for the day-to-day management of the Fund prior to September 30, 2024 became employees of the Sub-Adviser. The Board considered that the terms of the Sub-Advisory Agreement are the same as the sub-advisory agreement with Putnam except for the parties and the effective dates.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Empower is an indirect wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024, with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class exceeded its performance universe median for each of the five- and ten-year periods ended December 31, 2024, ranking in the second quintile of its performance universe for each period (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Investor Class for the one- and three-year periods ended December 31, 2024 were in the third and fourth quintiles, respectively, of its performance universe, with annualized returns over the one-year period being equal to the median. As to the Fund’s Institutional Class, although the annualized returns for the three-year period ended December 31, 2024 was in the fourth quintile of its performance universe, the annualized returns for the one- and five-year periods ended December 31, 2024 exceeded its performance universe median, ranking in the second quintile. The Board also noted that the Fund’s annualized returns underperformed a blended benchmark index of 80% ICE BofA US High Yield Index and 20% ICE BofA All US Convertibles Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, including with respect to sector and security allocations. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. The Board further noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for each class was higher than the median contractual management fee of its respective peer group of funds. The Board also observed that the total annual operating expense ratio for each class was above its respective peer group median expense ratio, ranking for each of the Investor and Institutional class in the fourth and third quintiles, respectively, of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. As to the Sub-Adviser, the Board received information regarding the fee for its own retail mutual fund managed in the same investment style. The Board noted that, based on the information provided, any fees charged by the Sub-Adviser to these other accounts and products appeared to be competitive with the fee charged to ECM for the Fund.

The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements of ECM and the Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by Franklin, the Board noted Franklin’s statement that the firm does not provide per account profitability information for sub-advised accounts, but that margins on the account would be similar to vehicles with comparable risk and benefit profiles.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, may contribute to its reputation and ability to gain prospective advisory clients.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.

In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Inflation-Protected Securities Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Inflation-Protected Securities Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” or the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, GSAM. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.

In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.

Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018. Therefore, the Board reviewed performance data for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one-, three- and five-year periods ended December 31, 2024. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns for each class exceeded its respective performance universe median for each period reviewed, ranking in the second quintile (the first quintile being the best performers and the fifth quintile being the worst performers), of its respective performance universe for each period reviewed with the exception of the annualized returns of the Fund’s Investor Class for the five-year period ended December 31, 2024, which ranked in the third quintile of its performance universe. The Board also noted that, with the exception of the Fund’s Institutional Class over the one-year period ended December 31, 2024, each class of the Fund underperformed the Bloomberg 1-10 Year U.S. Treasury Inflation-Protected Securities Index for each of the one-, three- and five-year periods ended December 31, 2024.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In evaluating the performance data, the Board also took into account the Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things. Additionally, the Board considered the Sub-Adviser’s performance attribution commentary, including, among other things, the impact of duration, yield curve positioning and sector allocation strategies on performance.
The Board also considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of, and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee and equaled its peer group median contractual management fee with respect to the Institutional Class. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of the peer group, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also reviewed information regarding the Sub-Adviser’s standard institutional fee schedule for the Fund’s strategy, as disclosed in its Form ADV, which was higher than the fee charged to ECM for the Fund. Also noted was GSAM’s statement that sub-advisory fees negotiated between the Sub-Adviser and investment advisers are a function of the size of the mandate, the applicable benchmark, investment guidelines, account inception date and the level of servicing required. Moreover, the Board considered that ECM, not the Fund, pays the sub-advisory fees to the Sub-Adviser and that such fees were negotiated at arm’s length between ECM and the Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. As to GSAM’s profitability, the Board noted that GSAM reported a negative margin associated with management of its allocated portion of the Fund’s portfolio.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that both the management fee and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion, with respect to the Fund’s Institutional Class, was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. With respect to GSAM, the Board noted that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Multi-Sector Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Multi-Sector Bond Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among Empower Funds, ECM and each of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC ((“VFIA”) and together with Loomis Sayles, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Loomis Sayles and VFIA. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the

Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Fund’s Investor Class, and for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the third, fourth, third and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with specific performance universe rankings for the one-, three-, five- and ten-year periods in the 54th, 64th, 50th and 58th percentiles, respectively. As to the

Institutional Class, the Board observed that the Fund’s annualized returns exceeded the returns of the performance universe for each period reviewed, with the exception of the three-year period ended December 31, 2024, ranking in the 54th percentile for the three-year period. In addition, the Board noted that each class of the Fund outperformed the Bloomberg Multiverse Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees, and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for each class of the Fund was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that the total annual operating expense ratio for each class of the Fund was lower than the median total annual operating expense ratio of its respective peer group of funds, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Loomis Sayles regarding its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by the Sub-Adviser for its own retail mutual bond fund and another bond fund managed in the same investment style as the Fund. As to VFIA, the Board received information regarding its average fee for registered funds and other institutional accounts managed with a similar investment strategy. The Board also noted VFIA’s statement that there are no comparable accounts that have a lower advisory fee than the Fund. The Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.

The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from ECM and each Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group for the Investor Class and equal to the Fund’s peer group for the Institutional Class.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. Loomis Sayles also noted that the potential reputational benefit from its management of funds, including the Fund, and the possibility that such funds’ performance may attract investors, is too difficult to quantify. With respect to VFIA, the Board noted that the Sub-Adviser does not expect to receive any indirect “fall-out” benefits from managing its allocated portion of the Fund’s portfolio.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.

In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower Short Duration Bond Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Short Duration Bond Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Franklin Advisers, Inc. (the “Sub-Adviser” or “Franklin”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”).)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, Franklin. In this connection, ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
The Board considered that prior to September 30, 2024, Putnam Investment Management, LLC (“Putnam”) was the sub-adviser to the Fund and that on January 1, 2024, Franklin Resources, Inc., the ultimate parent corporation of the Sub-Adviser, acquired Putnam. As a result of the acquisition, the Putnam fixed income team responsible for the day-to-day management of the Fund prior to September 30, 2024 became employees of the Sub-Adviser. The Board considered that the terms of the Sub-Advisory Agreement are the same as the sub-advisory agreement with Putnam except for the parties and the effective dates.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Empower is an indirect wholly-owned subsidiary of Empower of America; references herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies and its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board considered the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one, three-, five- and ten-year periods ended December 31, 2024 were in the fifth, fourth, third and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), with specific performance universe rankings for the three-, five- and ten-year periods in the 61st, 51st and 45th percentiles, respectively, and annualized returns for the ten-year period ended December 31, 2024 exceeding its performance universe median. As to the Fund’s Institutional Class, the Board observed that the annualized returns exceeded the performance universe median for each of the three- and five-year periods ended December 31, 2024, ranking in third and second quintiles of its performance universe, respectively. The Board also observed that the annualized returns for the one-year period ended December 31, 2024 were in the fourth quintile of its performance universe. The Board also observed that the Fund underperformed the Bloomberg 1-3 Year Credit Bond Index (the “1-3 Year Credit Bond Index”) for each period reviewed, with the exception of the Fund's Institutional Class, which outperformed the 1-3 Year Credit Bond Index for the five-year period ended December 31, 2024.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered the Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM proposed, and the Board approved, an expense cap reduction of 0.01% for the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was below its respective peer group median contractual management fee and, as to the Fund’s Investor Class, was the lowest of its peer group. The Board also observed that the total annual operating expense ratio of each class of the Fund was below its respective peer group median expense ratio, ranking in the first quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), and, as to the Fund’s Investor Class, was the lowest of its peer group. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board noted the Sub-Adviser’s statement that the fees charged were reasonable in light of the costs of providing services to the Fund.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements of ECM and the Sub-Adviser and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by Franklin, the Board noted Franklin’s statement that the firm does not provide per account profitability information for sub-advised accounts, but that margins on the account would be similar to vehicles with comparable risk and benefit profiles.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In this regard, the Board considered the competitiveness of the Fund’s Contractual Management Fee for each share class that, as noted earlier, was below its respective peer group median and, for the Investor Class, was the lowest of its peer group. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the Sub-Adviser’s statement that the Fund’s performance record forms part of the overall performance record of the Sub-Adviser and, as a result, may contribute to its reputation and ability to gain prospective advisory clients.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower U.S. Government Securities Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower U.S. Government Securities Fund (the “Fund”), a series of Empower Funds.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM in connection with the proposed continuation of the Advisory Agreement, and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Advisory Agreement for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM. Among other things, the Board considered ECM’s organizational history and ownership, personnel, experience and resources. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel responsible for the day-to-day management of the Fund, as well as the organization’s efforts to attract, retain and motivate capable personnel to serve the Fund.
In addition, the Board considered ECM’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was the organization’s risk management framework, cybersecurity program and controls relating to enterprise resiliency, noting prior discussions with and presentations by ECM’s Chief Information Security Officer. The Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.

As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding ECM’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of ECM’s communications with the Board, as well as ECM’s responsiveness to the Board, were taken into account. Also considered was ECM’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on ECM generally and the Fund, and considered how monitoring and analysis of such developments informs ECM’s performance of its services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index, the Bloomberg U.S. Government/Mortgage Index (the “Index”), and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the Index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds. The Board also considered that the Fund’s investment objective is to seek the highest level of return consistent with preservation of capital and substantial credit protection.
The Board observed that the annualized returns of the Fund’s Investor Class for each of the three-, five- and ten-year periods ended December 31, 2024 were in the fourth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) and in the fifth quintile of its performance universe for the one-year period ended December 31, 2024. As to the Fund’s Institutional Class, the annualized returns for the one-, three-, and five-year periods ended December 31, 2024 were in the fourth, third and third quintiles, respectively, of its performance universe, exceeding the performance universe median for the five-year period. The Board also observed that, although the Investor Class underperformed the Index for each period reviewed, including by one basis point for the three-year period ended December 31, 2024, the Institutional Class exceeded the Index for each period reviewed.
The Board evaluated performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in each Fund’s prospectus, and in the context of overall recent market conditions.
In light of the circumstances, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by ECM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fee payable by the Fund and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM proposed, and the Board approved, an expense cap reduction of 0.01% for the Fund through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in

comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, both the Contractual Management Fee and the total annual operating expense ratio were the lowest in its respective peer group. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board also received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that the funds within Empower Funds have higher advisory fees than the separate accounts and other products managed by ECM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of ECM and the profits estimated to have been realized by ECM and its affiliates. The Board reviewed the financial statements and profitability information from ECM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In this regard, the Board considered the peer group ranking of the Fund’s Contractual Management Fee for each share class that, as noted earlier, was the lowest of its respective peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM from its relationship with the Fund as part of the total mix of information evaluated by the Board.

The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of, service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by ECM or its affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 21, 2025